UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22736

          Columbia ETF Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
  Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC
290 Congress Street
   Boston, MA 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end: October 31

Date of reporting period: October 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission,

100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Not Federally Insured | No Financial Institution Guarantee | May Lose Value
STRATEGIC BETA ETFs
Annual Report
October 31, 2021
Columbia Sustainable International Equity Income ETF
Columbia Sustainable U.S. Equity Income ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Funds’ website (columbiathreadneedleus.
com/etfs), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future shareholder reports in paper free of charge. You can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account.

Strategic Beta ETFs | Annual Report 2021

Columbia Sustainable International Equity Income ETF
Fund at a Glance 3
Manager Discussion of Fund Performance 5
Columbia Sustainable U.S. Equity Income ETF
Fund at a Glance 7
Manager Discussion of Fund Performance 9
Understanding Your Fund’s Expenses 11
Portfolio of Investments 12
Statement of Assets and Liabilities 19
Statement of Operations 20
Statement of Changes in Net Assets 21
Financial Highlights 22
Notes to Financial Statements 24
Report of Independent Registered Public Accounting Firm 32
Federal Income Tax Information 33
Trustees and Officers 34
Approval of Investment Management Services Agreement 42
Additional Information 45

FUND AT A GLANCE
Columbia Sustainable International Equity Income ETF
Strategic Beta ETFs | Annual Report 2021 3
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2016
Michael Barclay, CFA
Portfolio Manager
Managed Fund since 2018
Investment objective
Columbia Sustainable International Equity Income ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® Sustainable International Equity Income 100
Index (Net).
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage ® Sustainable International Equity Income 100 Index (Net) is designed to reflect the performance of the top 100 (developed markets) foreign large- and mid-cap companies (excluding real estate investment trusts) using a subset of the MSCI World ex USA Index, ranked and weighted according to a composite factor score determined through the application of a systematic, rules-based methodology applied by MSCI.
The MSCI World ex USA Value Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets that have value characteristics. The Index consists of the following 22 developed market country indices: Australia, Austria,
Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the Beta Advantage ® Sustainable International Equity Income
100 Index (Net) and the MSCI World ex USA Value Index (Net) which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Average annual total returns (%) (for period ended October 31, 2021)
Inception 1 Year 5 Years Life
Market Price 06/13/16 32.24 6.84 7.69
Net Asset Value 06/13/16 31.60 6.20 6.56
{
Beta Advantage
}
® Sustainable
International Equity Income 100
Index (Net) 32.85 6.86 7.22
MSCI World ex USA Value Index
(Net) 40.88 6.66 7.10

FUND AT A GLANCE
(continued)
Columbia Sustainable International Equity Income ETF
4 Strategic Beta ETFs | Annual Report 2021
Performance of a hypothetical $10,000 investment (June 13, 2016 — October 31, 2021)
The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund’s inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares. For Illustrative purposes only.
There is no guarantee similar results can be achieved.
Country breakdown (%) (at October 31, 2021 )
Australia 10 .1
Belgium 0 .8
Canada 6 .7
China 1 .2
Denmark 1 .2
France 5 .9
Hong Kong 6 .9
Ireland 0 .6
Italy 3 .0
Japan 44 .7
Netherlands 3 .4
Singapore 1 .9
Spain 2 .2
Sweden 3 .6
United Kingdom 6 .4
United States
(a)
1 .4
Total 100 .0
Country Breakdown is based primarily on issuer’s place of organization/incorporation.
Percentages indicated are based upon total investments and excludes investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
(a) Includes investments in Money Market Funds.
Equity sector breakdown (%) (at October 31, 2021)
Industrials 20 .2
Financials 18 .2
Communication Services 9 .7
Materials 9 .3
Information Technology 7 .4
Consumer Staples 7 .3
Utilities 7 .2
Real Estate 6 .6
Consumer Discretionary 5 .9
Health Care 5 .1
Energy 3 .1
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

MANAGER DISCUSSION OF FUND PERFORMANCE
Columbia Sustainable International Equity Income ETF
Strategic Beta ETFs | Annual Report 2021 5
For the 12-month period that ended October 31, 2021, the Fund returned 31.60% based on net asset value (NAV) and
32.24% based on market price. The Beta Advantage ® Sustainable International Equity Income 100 Index (Net) (the Index),
against which the performance of the Fund is measured, returned 32.85% during the same period. To compare, the MSCI
World ex USA Value Index (Net) returned 40.88% for the same period.
The Fund had a NAV of $21.08 on October 31, 2020 and ended the annual period on October 31, 2021 with a NAV of
$26.94. The Fund’s market price on October 31, 2021 was $27.23 per share.
Market overview
As the annual period began with the last two months of 2020, international equities rallied strongly on the development of a number of COVID-19 vaccines that boasted tremendous efficacy rates, which, in turn, engendered hope for a return to normal business activity. Additionally, coordinated fiscal and monetary policy efforts to combat the devastating effects of the pandemic on the global economy were enacted. Financial conditions were eased dramatically, helping to preserve economic vitality but also with the effect of boosting equity returns. A highly contentious U.S. presidential election and a final agreement for the U.K. to leave the European Union were not enough to derail market enthusiasm. International equities continued to gain ground during the first quarter of 2021, as the gradual, though globally uneven, reopening of the world economy boosted sentiment, activity and stock prices. Fiscal and monetary support remained supportive throughout the Eurozone, U.K. and Japan. However, across the Eurozone, COVID-19 vaccinations lagged their U.K. and
U.S. peers, and a new round of lockdowns were implemented in several countries as infection rates rose. In Japan, a delayed vaccination rollout caused the country’s stock market to trail its peers. Global trade was stymied when a counter ship ran aground in the Suez Canal, stressing an already taxed global supply chain.
The second calendar quarter of 2021 was another strong quarter for international equities, bolstered by improving global economic data, fiscal and monetary stimulus, strong corporate earnings and higher COVID-19 vaccination rates.
A combination of surging commodity prices, pent-up demand, global supply chain disruptions and stimulus-powered economic growth continued to drive inflation expectations higher, driving some central banks to raise interest rates or consider tighter monetary policy. European, U.K. and Japanese equities overall advanced. The positive momentum in international equity markets then stalled in the third quarter of 2021, declining for the first time in six quarters, when measured in U.S. dollar terms. Markets contended with pandemic uncertainty as the Delta variant took hold. Moderating economic growth, imminent prospects of monetary policy tightening and persistent supply-chain dislocations also amplified the risk of sustained inflation and pressured equity market performance. A debt crisis at one of China’s largest property developers destabilized financial markets and a looming energy supply crunch in Europe and Asia further weighed on international equity markets in September. Many of the concerns that dominated the international equity markets in September ebbed somewhat in October 2021, pushing the MSCI World ex USA Value Index (Net) back into positive territory for the month. Favorable third calendar quarter corporate earnings reports particularly supported the
European and U.K. equity markets. The Japanese equity market declined in October as investors digested the prospects of new prime minister Kishida ahead of the general election that took place on October 31.
Within the MSCI World ex USA Value Index (Net), energy, financials and consumer discretionary were the best performing sectors, each posting a robust double-digit positive absolute return during the annual period. Health care, utilities and consumer staples were the weakest performing sectors, though each still generated a double-digit positive absolute return during the annual period. From a country perspective, Austria, Luxembourg and the Netherlands were the strongest performing constituents of the MSCI World ex USA Value Index (Net). Austria generated a triple-digit positive absolute return, and Luxembourg and the Netherlands each posted a robust double-digit positive absolute return for the annual period. Macau and China were the weakest constituents of the MSCI World ex USA Value Index (Net) and the only ones to post a negative absolute return during the annual period. New Zealand generated a double-digit positive absolute return but was also one of the weakest constituents of the MSCI World ex USA Value Index (Net) during the annual period.
The Fund’s notable detractors during the period
Index constituents in the utilities sector detracted from the Index’s results relative to the MSCI World ex USA Value
Index (Net) during the annual period. The real estate and health care sectors contributed positively but the least to the
Index’s results relative to the MSCI World ex USA Value Index (Net) during the annual period.

MANAGER DISCUSSION OF FUND PERFORMANCE
(continued)
Columbia Sustainable International Equity Income ETF
6 Strategic Beta ETFs | Annual Report 2021
From a country perspective, Index constituents in Portugal detracted from the Index’s results relative to the MSCI World ex USA Value Index (Net). Index constituents in Belgium and Sweden contributed positively but the least to the Index’s results relative to the MSCI World ex USA Value Index (Net) during the annual period.
Relative to the MSCI World ex USA Value Index (Net), overweight positions in Australian utilities company AGL Energy
Ltd. and Japanese diversified conglomerate Yamada Holdings Co., Ltd. and an out-of-benchmark position in Australian gold exploration company Evolution Mining Ltd. (1.26%, 1.35% and 1.39% of Fund net assets as of 10/31/21, respectively) detracted most. Each generated a double-digit negative absolute return during the annual period.
The Fund’s notable contributors during the period
Index constituents in the financials, industrials and materials sectors contributed most positively to the Index’s results relative to the MSCI World ex USA Value Index (Net) during the annual period.
From a country perspective, Index constituents in Japan, Canada and Spain contributed most positively to the Index’s results relative to the MSCI World ex USA Value Index (Net) during the annual period.
Relative to the MSCI World ex USA Value Index (Net), overweight positions in Spain-based bank Banco Bilbao Vizcaya
Argentaria, S.A., U.K. groceries retailer Wm. Morrison Supermarkets and Denmark-based jewelry manufacturer Pandora
A/S (0.00%, 0.00% and 0.00% of Fund net assets as of 10/31/21, respectively) contributed most positively. During the annual period, Banco Bilbao Vizcaya Argentaria posted a triple-digit positive absolute return, and Wm. Morrison
Supermarkets and Pandora A/S each generated a robust double-digit positive absolute return.
Investing involves risks, including the risk of loss of principal. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The Fund is passively managed and seeks to track the performance of an index. The Fund may not sell a poorly performing security unless it was removed from the index. There is no guarantee that the index will achieve positive returns. Risk exists that the index provider may not follow its methodology for index construction. Errors may result in a negative fund performance. The Fund's net value will generally decline when the market value of its targeted index declines. International investing involves certain risks and volatility due to potential political, economic or currency instabilities and different financial and accounting standards. Investments in mid-cap companies involve risks and volatility greater than investments in larger, more established companies. ESG factors may cause the Fund to forgo certain investment opportunities and/or exposures to certain industries, sectors or regions. Additional information regarding the risks of this investment is available in the prospectus. Although the Fund’s shares are listed on an exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained. The
Fund may have portfolio turnover, which may cause an adverse cost impact. There may be additional portfolio turnover risk as active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions as well as tracking error to the Index and as high levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. See the Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties who have contributed to this report. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

FUND AT A GLANCE
Columbia Sustainable U.S. Equity Income ETF
Strategic Beta ETFs | Annual Report 2021 7
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2016
Michael Barclay, CFA
Portfolio Manager
Managed Fund since 2018
Investment objective
Columbia Sustainable U.S. Equity Income ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® Sustainable U.S. Equity Income 100 Index (Gross).
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage ® Sustainable U.S. Equity Income 100 Index (Gross) is designed to reflect the performance of the top 100 U.S. large and mid-cap companies (excluding real estate investment trusts)
using a subset of the MSCI USA Index, ranked and weighted according to a composite factor score determined through the application of a systematic, rules-based methodology applied by MSCI.
The MSCI USA Value Index (Gross) captures large and mid-cap US securities exhibiting overall value style characteristics. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Average annual total returns (%) (for period ended October 31, 2021)
Inception 1 Year 5 Years Life
Market Price 06/13/16 50.13 13.67 13.78
Net Asset Value 06/13/16 49.08 13.61 13.68
{
Beta Advantage
}
® Sustainable U.S.
Equity Income 100 Index (Gross) 50.04 14.05 14.10
MSCI USA Value Index (Gross) 42.72 12.38 12.01

FUND AT A GLANCE
(continued)
Columbia Sustainable U.S. Equity Income ETF
8 Strategic Beta ETFs | Annual Report 2021
Performance of a hypothetical $10,000 investment (June 13, 2016 — October 31, 2021)
The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund’s inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares. For Illustrative purposes only.
There is no guarantee similar results can be achieved.
Portfolio breakdown (%) (at October 31, 2021 )
Common Stocks 99.6
Money Market Fund 0.4
Total Investments 100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at October 31, 2021)
Financials 17 .4
Industrials 14 .7
Energy 11 .2
Information Technology 10 .5
Utilities 9 .6
Consumer Staples 9 .6
Consumer Discretionary 9 .3
Health Care 7 .2
Materials 6 .6
Communication Services 3 .9
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

MANAGER DISCUSSION OF FUND PERFORMANCE
Columbia Sustainable U.S. Equity Income ETF
Strategic Beta ETFs | Annual Report 2021 9
For the 12-month period that ended October 31, 2021, the Fund returned 49.08% based on net asset value (NAV) and
50.13% based on market price. The Beta Advantage ® Sustainable U.S. Equity Income 100 Index (Gross) (the Index),
against which the performance of the Fund is measured, returned 50.04% during the same period. To compare, the MSCI
USA Value Index (Gross) returned 42.72% for the same period.
The Fund had a NAV of $25.42 on October 31, 2020 and ended the annual period on October 31, 2021 with a NAV of
$36.97. The Fund’s market price on October 31, 2021 was $37.07 per share.
Market overview
U.S. equities gained in the last two months of 2020, when the annual period began. Investors were greatly encouraged by the release of COVID-19 vaccines, which raised hopes the economy could gradually return to normal in 2021. The resolution of the U.S. presidential election was another positive, removing a source of uncertainty that had weighed on the markets in September and October. Not least, investors were cheered by indications the U.S. Federal Reserve (Fed)
would keep interest rates near zero indefinitely. The first quarter of 2021 then saw the Democrat sweep of the Georgia run-off elections shift market focus past politics and onto U.S. fiscal stimulus and COVID-19 vaccine developments.
In early March, $1.9 trillion of stimulus was delivered with the signing of a COVID-19 relief bill. Market optimism for economic reopening was reinforced with the approval of a third COVID-19 vaccine. The first quarter also saw another strong corporate earnings season, supporting the pro-cyclical market rotation that had begun in November 2020 and continued through the first quarter of 2021. For the second consecutive quarter, value-oriented stocks outperformed growth-oriented stocks.
U.S. equities posted solid returns in the second calendar quarter, with economic reopening momentum, notable corporate earnings surprises, central bank liquidity and strong equity inflows all playing a part in driving markets higher.
Several headline benchmarks posted then-all-time highs despite tight labor markets and supply chain disruptions contributing to higher inflation. Debate around whether such inflation would be transitory or persist for longer dominated headlines. After peaking in mid-May, 10-year U.S. Treasury yields declined, leading some to believe inflation concerns had peaked, resulting in a rotation back into more growth-oriented stocks. U.S. equities then eked out only a modestly positive return for the third quarter of 2021, as the ongoing rally in July and August shifted to a notable sell-off in
September, interrupting seven consecutive months of gains and marking the largest monthly decline since September
2020. Risk-off sentiment was driven by worries around the timing of Fed tapering and the durability of earnings growth amid persistent inflation and supply chain disruptions. Investors were also concerned about federal debt and roadblocks to additional stimulus. On the other hand, expectations for accommodative monetary policy and an ongoing economic boost from pent-up demand helped balance these headwinds. Growth stocks notched a second consecutive quarter of outperformance relative to value stocks. U.S. equities then rebounded strongly in October, recording its best monthly gain in 2021 to date on optimism regarding the third quarter corporate earnings season. For the most part, investors shrugged off the tug of war in Congress on proposed infrastructure and social spending legislation and the potential impact of rising inflation.
Within the broad U.S. equity market, small-cap stocks performed best, followed by mid-cap stocks and then large-cap stocks. Value stocks outpaced growth stocks across the capitalization spectrum, though the margin of differentiation among large-cap stocks was quite narrow. Within the MSCI USA Value Index (Gross), energy, financials and real estate were the best performing sectors, with energy generating a triple-digit positive absolute return and financial and real estate each posting a robust double-digit positive absolute return during the annual period. Utilities, communication services and consumer staples were the weakest sectors in the MSCI USA Value Index (Gross), though each still generated a double-digit positive absolute return during the annual period.
The Fund’s notable detractors during the period
Index constituents in the communication services, consumer staples and health care sectors contributed the least to the Index’s results relative to the MSCI USA Value Index (Gross).
Relative to the MSCI USA Value Index (Gross), overweight positions in mineral properties developer Newmont Corp.
and global money transfer services provider The Western Union Co. and an underweight position in semiconductor bellwether Intel Corp. (1.29%, 1.08% and 1.11% of Fund net assets as of 10/31/21, respectively) detracted most.

MANAGER DISCUSSION OF FUND PERFORMANCE
(continued)
Columbia Sustainable U.S. Equity Income ETF
10 Strategic Beta ETFs | Annual Report 2021
Newmont Corp. and The Western Union Co. each generated a double-digit negative absolute return during the annual period, while Intel Corp. posted a double-digit positive absolute return during the annual period.
The Fund’s notable contributors during the period
Index constituents in the financials, energy and industrials sectors contributed most positively to the Index’s results relative to the MSCI USA Value Index (Gross) during the annual period.
Relative to the MSCI USA Value Index (Gross), overweight positions in integrated oil and gas company ConocoPhillips, diversified carbon-steel producer and metals recycler Steel Dynamics, Inc. and temporary and permanent staffing services provider Robert Half International, Inc. (1.42%, 0.56% and 1.20% of Fund net assets as of 10/31/21, respectively) contributed most positively. Each generated a triple-digit positive absolute return during the annual period.
Investing involves risks, including the risk of loss of principal. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The Fund is passively managed and seeks to track the performance of an index. The Fund may not sell a poorly performing security unless it was removed from the index. There is no guarantee that the index will achieve positive returns. Risk exists that the index provider may not follow its methodology for index construction. Errors may result in a negative fund performance. The Fund's net value will generally decline when the market value of its targeted index declines. Investments in mid-cap companies involve risks and volatility greater than investments in larger, more established companies. ESG factors may cause the Fund to forgo certain investment opportunities and/or exposures to certain industries, sectors or regions.
Additional information regarding the risks of this investment is available in the prospectus. Although the Fund’s shares are listed on an exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained. The Fund may have portfolio turnover, which may cause an adverse cost impact. There may be additional portfolio turnover risk as active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions as well as tracking error to the Index and as high levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. See the Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties who have contributed to this report. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Strategic Beta ETFs | Annual Report 2021 11
As a shareholder of a Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended October 31, 2021.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non- affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
May 1, 2021 — October 31, 2021
Beginning account value
($)
Ending account value
($)
Expense paid for the
period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Sustainable International Equity
Income ETF 1,000.00 1,000.00 999.10 1,022.89 2.32 2.35 0.46
Columbia Sustainable U.S. Equity Income
ETF 1,000.00 1,000.00 1,040.20 1,023.44 1.80 1.79 0.35

PORTFOLIO OF INVESTMENTS
Columbia Sustainable International Equity Income ETF
October 31, 2021
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
12 Strategic Beta ETFs | Annual Report 2021
Common Stocks 98.9%
Issuer Shares Value ($)
Australia  10.1%
AGL Energy Ltd. 15,689 67,405
Aurizon Holdings Ltd. 26,517 67,120
Computershare Ltd. 6,417 90,420
Evolution Mining Ltd. 27,337 74,534
Fortescue Metals Group Ltd. 4,394 45,974
Newcrest Mining Ltd. 2,024 37,838
Rio Tinto Ltd. 933 63,273
Sonic Healthcare Ltd. 1,472 44,258
Telstra Corp. Ltd. 18,036 51,749
Total 542,571
Belgium  0.8%
Ageas SA/NV 905 44,092
Canada  6.6%
Atco Ltd. Class I 1,203 40,762
Barrick Gold Corp. 1,906 34,920
Canadian Tire Corp. Ltd. Class A 250 35,452
George Weston Ltd. 266 28,696
Kirkland Lake Gold Ltd. 1,163 48,948
Magna International, Inc. 406 32,973
Manulife Financial Corp. 2,788 54,228
Open Text Corp. 568 28,566
Quebecor, Inc. Class B 2,079 52,900
Total 357,445
China  1.2%
BOC Hong Kong Holdings Ltd. 20,791 66,015
Denmark  1.2%
AP Moller - Maersk A/S Class A 23 63,043
France  5.8%
Arkema SA 335 45,824
Carrefour SA 3,490 63,228
Publicis Groupe SA 946 63,430
SEB SA 249 38,987
Thales SA 542 49,965
Vinci SA 494 52,806
Total 314,240
Hong Kong  6.8%
AIA Group Ltd. 2,689 30,367
CLP Holdings Ltd. 6,205 60,741
HKT Trust & HKT Ltd. 48,964 66,468
Power Assets Holdings Ltd. 11,039 67,335
Sun Hung Kai Properties Ltd. 5,538 73,683
Swire Properties Ltd. 25,332 67,897
Total 366,491
Ireland  0.6%
CRH PLC 630 30,242
Italy  3.0%
Enel SpA 4,116 34,467
Prysmian SpA 947 35,836
Telecom Italia Spa-RSP 153,029 58,175
Terna - Rete Elettrica Nazionale 4,604 34,323
Total 162,801
Japan  44.4%
Asahi Group Holdings Ltd. 1,375 62,187
Astellas Pharma, Inc. 4,654 78,244
Bridgestone Corp. 1,044 45,953
Brother Industries Ltd. 3,630 69,974
Chiba Bank Ltd. (The) 10,515 65,105
Daiwa House Industry Co. Ltd. 2,505 82,405
ENEOS Holdings, Inc. 21,264 85,709
FUJIFILM Holdings Corp. 402 31,028
Hitachi Ltd. 784 45,063
Common Stocks (continued)
Issuer Shares Value ($)
Honda Motor Co. Ltd. 1,999 58,712
Hulic Co. Ltd. 3,584 34,355
ITOCHU Corp. 2,581 73,384
Kajima Corp. 4,715 57,891
KDDI Corp. 1,379 42,667
Lawson, Inc. 1,398 67,555
Lixil Corp. 2,325 59,621
Marubeni Corp. 9,402 79,256
Medipal Holdings Corp. 2,753 49,616
Mitsubishi Chemical Holdings Corp. 6,603 54,590
Mitsubishi Corp. 2,314 73,301
Mitsubishi HC Capital, Inc. 9,432 47,150
Mitsui Fudosan Co. Ltd. 1,311 29,876
NEC Corp. 1,193 60,892
Nippon Telegraph & Telephone Corp. 1,648 46,076
Nomura Holdings, Inc. 11,838 57,101
Nomura Real Estate Holdings, Inc. 2,651 64,377
ORIX Corp. 2,423 47,918
Osaka Gas Co. Ltd. 2,122 34,168
Resona Holdings, Inc. 17,822 66,896
Santen Pharmaceutical Co. Ltd. 3,547 49,803
SCSK Corp. 2,952 59,545
Shionogi & Co. Ltd. 749 48,655
Shizuoka Bank Ltd. (The) 7,288 58,611
Sompo Holdings, Inc. 1,129 48,992
Sumitomo Corp. 5,542 78,592
Sumitomo Metal Mining Co. Ltd. 1,478 57,331
Sumitomo Mitsui Financial Group, Inc. 1,622 52,931
Sumitomo Mitsui Trust Holdings, Inc. 1,382 45,499
Suntory Beverage & Food Ltd. 787 30,472
T&D Holdings, Inc. 5,627 72,148
Toyota Tsusho Corp. 1,066 46,090
Yamada Holdings Co. Ltd. 18,880 72,026
Total 2,391,765
Netherlands  3.3%
Koninklijke Ahold Delhaize NV 2,374 77,282
NN Group NV 1,440 77,189
Wolters Kluwer NV 246 25,804
Total 180,275
Singapore  1.9%
Singapore Technologies Engineering Ltd. 23,342 66,296
United Overseas Bank Ltd. 1,762 34,952
Total 101,248
Spain  2.2%
Iberdrola SA 3,853 45,548
Telefonica SA 16,187 70,518
Total 116,066
Sweden  3.6%
Lundin Energy AB 1,995 78,792
SKF AB Class B 2,513 58,227
Telefonaktiebolaget LM Ericsson Class B 5,149 56,355
Total 193,374
United Kingdom  6.3%
3i Group PLC 1,945 36,366
Aviva PLC 12,150 65,736
Berkeley Group Holdings PLC 479 28,594
Bunzl PLC 978 36,223
DCC PLC 571 47,791
J Sainsbury PLC 14,913 61,203
Vodafone Group PLC 43,521 64,453
Total 340,366

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Sustainable International Equity Income ETF
October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2021 13
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
United States  1.1%
Ferguson PLC 225 33,911
Schneider Electric SE 163 28,087
Total 61,998
Total Common Stocks
(Cost $5,083,190) 5,332,032
Money Market Funds 0.3%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
- Treasury Instruments Fund, Institutional
Shares, 0.006%
(a)
15,568 15,568
Total Money Market Funds
(Cost $15,568) 15,568
Total Investments in Securities
(Cost $5,098,758) 5,347,600
Other Assets & Liabilities, Net 41,307
Net Assets 5,388,907
(a) The rate shown is the seven-day current annualized yield at October 31, 2021.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Sustainable International Equity Income ETF
October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
14 Strategic Beta ETFs | Annual Report 2021
Fair Value Measurements (continued)
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2021:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Australia 542,571 – – 542,571
Belgium 44,092 – – 44,092
Canada 357,445 – – 357,445
China 66,015 – – 66,015
Denmark 63,043 – – 63,043
France 314,240 – – 314,240
Hong Kong 366,491 – – 366,491
Ireland 30,242 – – 30,242
Italy 162,801 – – 162,801
Japan 2,391,765 – – 2,391,765
Netherlands 180,275 – – 180,275
Singapore 101,248 – – 101,248
Spain 116,066 – – 116,066
Sweden 193,374 – – 193,374
United Kingdom 340,366 – – 340,366
United States 61,998 – – 61,998
Total Common Stocks 5,332,032 – – 5,332,032
Money Market Funds 15,568 – – 15,568
Total Investments in Securities 5,347,600 – – 5,347,600
See the Portfolio of Investments for all investment classifications not indicated in the table.

PORTFOLIO OF INVESTMENTS
Columbia Sustainable U.S. Equity Income ETF
October 31, 2021
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2021 15
Common Stocks 99.4%
Issuer Shares Value ($)
Communication Services  3.9%
Diversified Telecommunication Services 1.4%
Lumen Technologies, Inc. 6,353 75,347
Media 2.5%
Interpublic Group of Cos., Inc. (The) 1,269 46,407
Omnicom Group, Inc. 862 58,685
ViacomCBS, Inc. Class B 953 34,518
Total 139,610
Total Communication Services 214,957
Consumer Discretionary  9.2%
Auto Components 0.6%
BorgWarner, Inc. 712 32,090
Distributors 1.4%
Genuine Parts Co. 571 74,864
Household Durables 0.7%
PulteGroup, Inc. 864 41,541
Leisure Products 0.9%
Hasbro, Inc. 511 48,933
Multiline Retail 0.5%
Target Corp. 115 29,856
Specialty Retail 5.1%
Advance Auto Parts, Inc. 320 72,166
Best Buy Co., Inc. 695 84,957
Home Depot, Inc. (The) 129 47,955
Lowe's Cos., Inc. 194 45,361
Tractor Supply Co. 158 34,313
Total 284,752
Total Consumer Discretionary 512,036
Consumer Staples  9.5%
Food & Staples Retailing 2.3%
Kroger Co. (The) 1,219 48,784
Walgreens Boots Alliance, Inc. 1,684 79,182
Total 127,966
Food Products 6.6%
Campbell Soup Co. 1,742 69,593
Conagra Brands, Inc. 2,308 74,318
General Mills, Inc. 1,038 64,148
JM Smucker Co. (The) 475 58,359
Lamb Weston Holdings, Inc. 526 29,693
Tyson Foods, Inc. Class A 857 68,534
Total 364,645
Household Products 0.6%
Church & Dwight Co., Inc. 412 35,992
Total Consumer Staples 528,603
Energy  11.2%
Energy Equipment & Services 0.8%
Baker Hughes Co. 1,791 44,918
Oil, Gas & Consumable Fuels 10.4%
Chevron Corp. 616 70,526
ConocoPhillips 1,057 78,736
Exxon Mobil Corp. 828 53,381
Kinder Morgan, Inc. 4,601 77,067
Marathon Petroleum Corp. 923 60,853
ONEOK, Inc. 1,288 81,943
Valero Energy Corp. 858 66,349
Williams Cos., Inc. (The) 3,038 85,337
Total 574,192
Total Energy 619,110
Financials  17.3%
Banks 3.8%
Bank of America Corp. 1,273 60,824
Citigroup, Inc. 1,062 73,448
Common Stocks (continued)
Issuer Shares Value ($)
Citizens Financial Group, Inc. 1,631 77,277
Total 211,549
Capital Markets 5.4%
Bank of New York Mellon Corp. (The) 695 41,144
Charles Schwab Corp. (The) 381 31,253
Goldman Sachs Group, Inc. (The) 157 64,896
Morgan Stanley 674 69,274
Raymond James Financial, Inc. 474 46,732
State Street Corp. 435 42,869
Total 296,168
Consumer Finance 1.0%
Ally Financial, Inc. 1,145 54,662
Diversified Financial Services 0.8%
Voya Financial, Inc. 664 46,327
Insurance 6.3%
Aflac, Inc. 1,020 54,743
Allstate Corp. (The) 526 65,050
Hartford Financial Services Group, Inc. (The) 703 51,270
Lincoln National Corp. 618 44,589
Progressive Corp. (The) 788 74,766
Prudential Financial, Inc. 544 59,867
Total 350,285
Total Financials 958,991
Health Care  7.1%
Biotechnology 2.9%
AbbVie, Inc. 502 57,564
Amgen, Inc. 242 50,087
Gilead Sciences, Inc. 848 55,018
Total 162,669
Health Care Providers & Services 4.2%
AmerisourceBergen Corp. 276 33,677
Anthem, Inc. 126 54,826
Cardinal Health, Inc. 1,174 56,129
CVS Health Corp. 556 49,640
Quest Diagnostics, Inc. 270 39,631
Total 233,903
Total Health Care 396,572
Industrials  14.6%
Aerospace & Defense 3.5%
Huntington Ingalls Industries, Inc. 392 79,470
Northrop Grumman Corp. 179 63,942
Raytheon Technologies Corp. 575 51,095
Total 194,507
Building Products 4.5%
A O Smith Corp. 484 35,366
Allegion PLC 231 29,637
Fortune Brands Home & Security, Inc. 410 41,574
Masco Corp. 1,067 69,942
Owens Corning 494 46,144
Trane Technologies PLC 148 26,778
Total 249,441
Machinery 3.4%
Cummins, Inc. 332 79,627
Parker-Hannifin Corp. 116 34,404
Snap-on, Inc. 365 74,179
Total 188,210
Professional Services 3.2%
Booz Allen Hamilton Holding Corp. 814 70,704
Leidos Holdings, Inc. 396 39,592
Robert Half International, Inc. 588 66,486
Total 176,782
Total Industrials 808,940

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Sustainable U.S. Equity Income ETF
October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
16 Strategic Beta ETFs | Annual Report 2021
Notes to Portfolio of Investments
(a) The rate shown is the seven-day current annualized yield at October 31, 2021.
(b) As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the year ended October 31, 2021 are as follows:
Common Stocks (continued)
Issuer Shares Value ($)
Information Technology  10.5%
Communications Equipment 1.5%
Juniper Networks, Inc. 1,744 51,483
Motorola Solutions, Inc. 134 33,311
Total 84,794
IT Services 3.9%
Accenture PLC Class A 107 38,391
Cognizant Technology Solutions Corp. Class
A 696 54,351
International Business Machines Corp. 503 62,925
Western Union Co. (The) 3,275 59,670
Total 215,337
Semiconductors & Semiconductor Equipment 1.6%
Intel Corp. 1,251 61,299
Skyworks Solutions, Inc. 165 27,576
Total 88,875
Software 1.1%
Oracle Corp. 601 57,660
Technology Hardware, Storage & Peripherals 2.4%
HP, Inc. 2,805 85,076
NetApp, Inc. 544 48,579
Total 133,655
Total Information Technology 580,321
Materials  6.5%
Chemicals 2.7%
Celanese Corp. 378 61,051
LyondellBasell Industries NV Class A 564 52,351
PPG Industries, Inc. 241 38,697
Total 152,099
Containers & Packaging 2.0%
International Paper Co. 1,165 57,866
Packaging Corp. of America 371 50,964
Total 108,830
Metals & Mining 1.8%
Newmont Corp. 1,322 71,388
Common Stocks (continued)
Issuer Shares Value ($)
Steel Dynamics, Inc. 467 30,859
Total 102,247
Total Materials 363,176
Utilities  9.6%
Electric Utilities 4.0%
Alliant Energy Corp. 484 27,380
Edison International 1,367 86,025
Entergy Corp. 582 59,958
Exelon Corp. 906 48,190
Total 221,553
Gas Utilities 2.1%
Atmos Energy Corp. 529 48,732
UGI Corp. 1,547 67,155
Total 115,887
Multi-Utilities 3.0%
DTE Energy Co. 408 46,247
Public Service Enterprise Group, Inc. 771 49,190
Sempra Energy 558 71,217
Total 166,654
Water Utilities 0.5%
American Water Works Co., Inc. 152 26,475
Total Utilities 530,569
Total Common Stocks
(Cost $4,870,851) 5,513,275
Issuer Shares Value ($)
Money Market Funds 0.4%
Goldman Sachs Financial Square Funds
- Treasury Instruments Fund, Institutional
Shares, 0.006%
(a)
23,002 23,002
Total Money Market Funds
(Cost $23,002) 23,002
Total Investments in Securities
(Cost $4,893,853) 5,536,277
(b)
Other Assets & Liabilities, Net 8,782
Net Assets 5,545,059
Affiliated Issuer
Beginning of
period($) Purchases($) Sales($)
Net change
in unrealized
appreciation
(depreciation) ($) End of period($)
Realized
gain/(loss)
($) Dividends($)
End of
period
shares
Ameriprise Financial, Inc. 40,207 30,557 (62,033) (8,731) – 35,193 1,005 –

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Sustainable U.S. Equity Income ETF
October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2021 17
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2021:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 214,957 – – 214,957
Consumer Discretionary 512,036 – – 512,036
Consumer Staples 528,603 – – 528,603
Energy 619,110 – – 619,110
Financials 958,991 – – 958,991
Health Care 396,572 – – 396,572
Industrials 808,940 – – 808,940
Information Technology 580,321 – – 580,321
Materials 363,176 – – 363,176

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Sustainable U.S. Equity Income ETF
October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
18 Strategic Beta ETFs | Annual Report 2021
Fair Value Measurements (continued)
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Common Stocks (continued)
Utilities 530,569 – – 530,569
Total Common Stocks 5,513,275 – – 5,513,275
Money Market Funds 23,002 – – 23,002
Total Investments in Securities 5,536,277 – – 5,536,277
See the Portfolio of Investments for all investment classifications not indicated in the table.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2021 19
Columbia Sustainable
International Equity
Income ETF
Columbia Sustainable
U.S. Equity Income
ETF
Assets
Investments in securities, at value
Unaffiliated issuers (cost $5,098,758 and $4,893,853, respectively) $5,347,600 $5,536,277
Receivable for:
Investments sold 51,680 –
Dividends 29,397 10,418
Reclaims receivable 13,995 –
Total assets 5,442,672 5,546,695
Liabilities
Payable for:
Due to custodian 50,043 –
Investment management fees 2,081 1,636
Investments purchased 1,641 –
Total liabilities 53,765 1,636
Net assets applicable to outstanding capital stock $5,388,907 $5,545,059
Represented by:
Paid-in capital $5,919,955 $4,779,675
Total distributable earnings (loss) (531,048) 765,384
Total - representing net assets applicable to outstanding capital stock $5,388,907 $5,545,059
Shares outstanding 200,000 150,000
Net asset value per share $26.94 $36.97

STATEMENT OF OPERATIONS
Year Ended October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
20 Strategic Beta ETFs | Annual Report 2021
Columbia Sustainable
International Equity
Income ETF
Columbia Sustainable
U.S. Equity Income
ETF
Investment Income:
Dividends - unaffiliated issuers $209,315 $170,737
Dividends - affiliated issuers – 1,005
Foreign taxes withheld (20,000) –
Total income 189,315 171,742
Expenses:
Investment management fees 24,201 20,806
Overdraft expense 210 –
Total expenses 24,411 20,806
Net Investment Income 164,904 150,936
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers 425,630 432,278
Investments - affiliated issuers – 15,680
In-kind transactions - unaffiliated issuers – 1,104,645
In-kind transactions affiliated issuers – 19,513
Foreign currency translations (6,013) –
Net realized gain 419,617 1,572,116
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 748,353 754,206
Investments - affiliated issuers – (8,731)
Foreign currency translations (1,049) –
Net change in unrealized appreciation 747,304 745,475
Net realized and unrealized gain 1,166,921 2,317,591
Net Increase in net assets resulting from operations $1,331,825 $2,468,527

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2021 21
Columbia Sustainable International
Equity Income ETF
Columbia Sustainable U.S. Equity
Income ETF
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income $164,904 $140,562 $150,936 $153,928
Net realized gain (loss) 419,617 (492,241) 1,572,116 (335,721)
Net change in unrealized appreciation (depreciation) 747,304 (449,222) 745,475 (353,169)
Net increase (decrease) in net assets resulting from operations 1,331,825 (800,901) 2,468,527 (534,962)
Distributions to shareholders
Net investment income and net realized gains (158,794) (138,912) (154,053) (162,454)
Shareholder transactions
Proceeds from shares sold – – 3,117,247 1,490,583
Cost of shares redeemed (1,104) – (4,971,142) –
Net increase (decrease) in net assets resulting from shareholder transactions (1,104) – (1,853,895) 1,490,583
Increase (decrease) in net assets 1,171,927 (939,813) 460,579 793,167
Net Assets:
Net assets beginning of year 4,216,980 5,156,793 5,084,480 4,291,313
Net assets at end of year $5,388,907 $4,216,980 $5,545,059 $5,084,480
Capital stock activity
Shares outstanding, beginning of year 200,040 200,040 200,045 150,045
Subscriptions – – 100,000 50,000
Redemptions (40) – (150,045) –
Shares outstanding, end of year 200,000 200,040 150,000 200,045

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
22 Strategic Beta ETFs | Annual Report 2021
The following tables are intended to help you understand each Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020, Market Price
returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year.
The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Columbia Sustainable International Equity Income ETF
Year Ended October 31 ,
2021 2020 2019 2018 2017
Per share data
Net asset value, beginning of
year
$21.08 $25.78 $26.68 $30.59 $25.34
Income (loss) from investment operations:
Net investment income 0.82 0.70 0.87 0.92 0.76
Net realized and unrealized gain (loss) 5.83 (4.71) 0.50 (3.32) 5.47
Total from investment operations 6.65 (4.01) 1.37 (2.40) 6.23
Less distributions to shareholders:
Net investment income (0.79) (0.69) (1.01) (0.94) (0.65)
Net realized gains – – (1.26) (0.57) (0.33)
Total distribution to shareholders (0.79) (0.69) (2.27) (1.51) (0.98)
Net asset value, end of year $26.94 $21.08 $25.78 $26.68 $30.59
Total Return at NAV 31.60% (15.68)% 6.05% (8.25)% 25.13%
Total Return at Market 32.24% (15.02)% 8.74% (9.30)% 25.58%
Ratios to average net assets:
Total gross expenses
(a)
0.45%
(b)
0.45%
(b)
0.45%
(b)
0.45% 0.45%
Total net expenses
(a)(c)
0.45%
(b)
0.45%
(b)
0.45%
(b)
0.45% 0.45%
Net investment income 3.07% 3.08% 3.43% 3.11% 2.71%
Supplemental data
Net assets, end of
year
(in thousands) $5,389 $4,217 $5,157 $13,343 $12,239
Portfolio turnover 90% 98% 76% 82% 87%
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(c) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2021 23
Columbia Sustainable U.S. Equity Income ETF
Year Ended October 31 ,
2021 2020 2019 2018 2017
Per share data
Net asset value, beginning of
year
$25.42 $28.60 $28.25 $30.30 $25.86
Income (loss) from investment operations:
Net investment income 0.86 0.78 0.80 0.77 0.73
Net realized and unrealized gain (loss) 11.53 (3.15) 1.44 0.64 4.72
Total from investment operations 12.39 (2.37) 2.24 1.41 5.45
Less distributions to shareholders:
Net investment income (0.84) (0.74) (0.78) (0.75) (0.67)
Net realized gains – (0.07) (1.11) (2.71) (0.34)
Total distribution to shareholders (0.84) (0.81) (1.89) (3.46) (1.01)
Net asset value, end of year $36.97 $25.42 $28.60 $28.25 $30.30
Total Return at NAV 49.08% (8.18)% 9.19% 4.35% 21.36%
Total Return at Market 50.13% (8.64)% 9.04% 4.51% 21.40%
Ratios to average net assets:
Total gross expenses
(a)
0.35% 0.35% 0.35%
(b)
0.35% 0.35%
Total net expenses
(a)(c)
0.35% 0.35% 0.35%
(b)
0.35% 0.35%
Net investment income 2.55% 2.98% 2.94% 2.55% 2.53%
Supplemental data
Net assets, end of
year
(in thousands) $5,545 $5,084 $4,291 $4,239 $3,031
Portfolio turnover 77% 77% 56% 61% 55%
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b) The ratio includes less than 0.01% for the year ended October 31, 2019 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(c) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
October 31, 2021
24 Strategic Beta ETFs | Annual Report 2021
Note 1. Organization
Columbia ETF Trust I (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts statutory trust. The Trust may issue an unlimited number of shares (without par value).
Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Sustainable International Equity Income ETF and Columbia Sustainable U.S. Equity
Income ETF. Each Fund is diversified.
Fund Shares
The market prices of each Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds’ shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London’s exchange at 11:00 a.m. Eastern (U.S.) time.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2021
Strategic Beta ETFs | Annual Report 2021 25
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translation
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the London Stock Exchange on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.
Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of
Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported.
Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment
Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that
Fund.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2021
26 Strategic Beta ETFs | Annual Report 2021
Determination of net asset value
The NAV per share of each Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern
Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Fund, if any; brokerage fees and commissions, interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees.
The investment management fee for the six months ended October 31, 2021 amounted to the amount shown in the table below as a percentage of average daily net assets of each Fund:
Fund
Effective investment
management
fee rate (%)
Columbia Sustainable International Equity Income ETF 0.45
Columbia Sustainable U.S. Equity Income ETF 0.35

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2021
Strategic Beta ETFs | Annual Report 2021 27
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Fund. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The deferred amount is adjusted for market value changes and remains until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Funds are authorized to pay distribution and service fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2021, these differences are primarily due to differing treatments for deferral/reversal of wash sale losses, foreign currency transactions, passive foreign investment company (PFIC) holdings, re-characterization of distributions for investments, capital loss carryforwards and reversal of capital gains (losses) on a redemption-in-kind. To the extent these differences are permanent, reclassifications are made among the components of the applicable Fund’s net assets.
Temporary differences do not require reclassifications. The following reclassifications were made:
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by these reclassifications.
The tax character of distributions paid during the years indicated was as follows:
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
Fund
Undistributed
net investment
income ($)
Accumulated
net realized
gain (loss) ($)
Paid-in
capital ($)
Columbia Sustainable International Equity Income ETF (2,614) 2,614 -
Columbia Sustainable U.S. Equity Income ETF (7,580) (1,079,557) 1,087,137
Year Ended October 31, 2021 Year Ended October 31, 2020
Fund
Ordinary
income ($)
Long-term
capital gain ($) Total ($)
Ordinary
income ($)
Long-term
capital gain ($) Total ($)
Columbia Sustainable International Equity Income
ETF 158,794 - 158,794 138,912 - 138,912
Columbia Sustainable U.S. Equity Income ETF 154,053 - 154,053 147,869 14,585 162,454

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2021
28 Strategic Beta ETFs | Annual Report 2021
At October 31, 2021, the components of distributable earnings on a tax basis were as follows:
At October 31, 2021, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2021, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended October
31, 2021, capital loss carryforwards utilized, if any, were as follows:
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the year ended October 31, 2021, were as follows:
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the year ended October 31, 2021, the cost basis of securities contributed was as follows:
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the year ended October 31, 2021, the in-kind redemptions were as follows:
Fund
Undistributed ordinary
income ($)
Undistributed
long-term capital
gains ($)
Capital loss
carryforwards ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia Sustainable International Equity Income ETF 50,948 - (798,296) 216,300
Columbia Sustainable U.S. Equity Income ETF 146,249 - - 619,135
Fund Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia Sustainable International Equity Income ETF 5,131,300 505,334 (289,034) 216,300
Columbia Sustainable U.S. Equity Income ETF 4,917,142 771,415 (152,280) 619,135
Fund
No expiration short-
term ($)
No expiration long-term
($) Total ($) Utilized ($)
Columbia Sustainable International Equity Income ETF - 798,296 798,296 -
Columbia Sustainable U.S. Equity Income ETF - - - 329,496
Fund Purchases ($)
Proceeds from
sales ($)
Columbia Sustainable International Equity Income ETF 4,692,368 4,703,218
Columbia Sustainable U.S. Equity Income ETF 4,368,654 4,350,269
Funds Contributions ($)
Columbia Sustainable International Equity Income ETF -
Columbia Sustainable U.S. Equity Income ETF 3,101,211

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2021
Strategic Beta ETFs | Annual Report 2021 29
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.
The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of
0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-
month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
No Fund had borrowings during the year ended October 31, 2021.
Note 8. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations, war, terrorism, natural disasters and disease pandemics), occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Funds to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that Columbia Sustainable International Equity Income ETF concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public
Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange
Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
Columbia Sustainable International Equity Income ETF may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
Asia Pacific Region.
Columbia Sustainable International Equity Income ETF is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region
Funds Cost basis ($) Proceeds from sales ($)
Net realized
gain (loss) ($)
Columbia Sustainable International Equity Income ETF - - -
Columbia Sustainable U.S. Equity Income ETF (3,846,234) 4,970,392 1,124,158

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2021
30 Strategic Beta ETFs | Annual Report 2021
or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the
Fund was more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Japan.
Columbia Sustainable International Equity Income ETF is particularly susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan’s economy. The Japanese economy is heavily dependent upon international trade, including, among other things, the export of finished goods and the import of oil and other commodities and raw materials. Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. Strained relationships between Japan and its neighboring countries, including China, South Korea and North Korea, based on historical grievances, territorial disputes, and defense concerns, may also cause uncertainty in Japanese markets. As a result, additional tariffs, other trade barriers, or boycotts may have an adverse impact on the Japanese economy. Japanese government policy has been characterized by economic regulation, intervention, protectionism and large government deficits. The Japanese economy is also challenged by an unstable financial services sector, highly leveraged corporate balance sheets and extensive cross-ownership among major corporations. Structural social and labor market changes, including an aging workforce, population decline and traditional aversion to labor mobility may adversely affect Japan’s economic competitiveness and growth potential. The potential for natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy. As a result of the Fund’s investment in Japanese securities, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Japan fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in Japan.
Industrials risk
Columbia Sustainable International Equity Income ETF is more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors.
Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.
Market and environment risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events
– could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Funds’ net asset value.
The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2021
Strategic Beta ETFs | Annual Report 2021 31
been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the Funds’ ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the
Funds.
Passive investment risk
The Funds are not "actively" managed and may be affected by a general decline in market segments related to their tracking index. The Funds invest in securities or instruments included in, or believed by the Investment Manager to be representative of, its tracking index, regardless of their investment merits. The Funds do not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from a tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Funds.

32 Strategic Beta ETFs | Annual Report 2021
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Board of Trustees of Columbia ETF Trust I and Shareholders of Columbia Sustainable U.S. Equity Income ETF and
Columbia Sustainable International Equity Income ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Columbia Sustainable U.S. Equity Income ETF and Columbia Sustainable International Equity Income ETF (two of the
funds constituting Columbia ETF Trust I, hereafter collectively referred to as the "Funds") as of October 31, 2021, the related statements of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of
October 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2021 and each of the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
December 21, 2021
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

FEDERAL INCOME TAX INFORMATION
(Unaudited)
Strategic Beta ETFs | Annual Report 2021 33
The Funds hereby designate the following tax attributes for the ﬁscal year ended October 31, 2021 . Shareholders will be notiﬁed in early 2022 of the amounts for use in preparing 2021 income tax returns.
For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentages of ordinary income distributions qualifying for the corporate dividends received deduction (DRD), and the individual qualified dividend income rate (QDI) are presented below.
The Funds report the following for ordinary income distributions:
Foreign Tax Credit
The following Fund makes the election to pass through to shareholders the foreign taxes paid. Eligible shareholders may claim a foreign tax credit. These taxes, and the corresponding foreign source income, are provided.
Fund DRD QDI
Columbia Sustainable International Equity Income ETF 0.00% 75.27%
Columbia Sustainable U.S. Equity Income ETF 57.45% 59.00%
Fund
Columbia Sustainable International Equity Income ETF $158,794
Columbia Sustainable U.S. Equity Income ETF 154,053
Columbia Sustainable International Equity Income ETF
Foreign Taxes Paid $20,000
Foreign Taxes Paid Per Share .10
Foreign Source Income 208,404
Foreign Source Income Per Share 1.04

TRUSTEES AND OFFICERS
34 Strategic Beta ETFs | Annual Report 2021
The Board oversees the Funds' operations and appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Funds' Trustees as of the printing of this report, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. The year set forth beneath Length of Service in the table below is the year in which the Trustee was first appointed or elected as Trustee to any Fund currently in the Columbia Funds Complex or a predecessor thereof. Under current Board policy, each Trustee generally serves until December 31 of the year such
Trustee turns seventy-five (75).
Independent trustees
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
George S. Batejan
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1953
Trustee
2017
Executive Vice President, Global Head of
Technology and Operations, Janus Capital
Group, Inc., 2010-2016
171 Former Chairman of the
Board, NICSA (National
Investment Company
Services Association)
(Executive Committee,
Nominating Committee
and Governance
Committee), 2014-2016;
former Director, Intech
Investment Management,
2011-2016; former Board
Member, Metro Denver
Chamber of Commerce,
2015-2016; former
Advisory Board Member,
University of Colorado
Business School,
2015-2018
Kathleen Blatz
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee
2006
Attorney, specializing in arbitration and
mediation; Chief Justice, Minnesota
Supreme Court, 1998-2006; Associate
Justice, Minnesota Supreme Court,
1996-1998; Fourth Judicial District Court
Judge, Hennepin County, 1994-1996;
Attorney in private practice and public
service, 1984-1993; State Representative,
Minnesota House of Representatives,
1979-1993, which included service on the
Tax and Financial Institutions and Insurance
Committees; Member and Interim Chair,
Minnesota Sports Facilities Authority,
January - July 2017; Interim President and
Chief Executive Officer, Blue Cross and Blue
Shield of Minnesota (health care insurance),
February - July 2018
171 Trustee, BlueCross
BlueShield of Minnesota
since 2009 (Chair of the
Business Development
Committee, 2014-2017;
Chair of the Governance
Committee,  2017-2019);
former Member and Chair
of the Board, Minnesota
Sports Facilities Authority,
January 2017 – July
2017; Director, Robina
Foundation, 2009-2020
(Chair, 2014-2020)

TRUSTEES AND OFFICERS
(continued)
Strategic Beta ETFs | Annual Report 2021 35
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Pamela G. Carlton
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee
2007
President, Springboard- Partners in Cross
Cultural Leadership (consulting company)
since 2003; Managing Director of US Equity
Research, JP Morgan Chase, 1999-2003;
Director of US Equity Research, Chase Asset
Management, 1996- 1999; Co-Director Latin
America Research, 1993-1996, COO Global
Research, 1992-1996, Co-Director of US
Research, 1991-1992, Investment Banker,
Morgan Stanley, 1982-1991; Attorney, Cleary
Gottlieb Steen & Hamilton LLP, 1980-1982
171 Trustee, New York
Presbyterian Hospital
Board (Executive
Committee and Chair of
People Committee) since
1996; Director, DR Bank
(Audit Committee) since
2017; Director, Evercore
Inc. (Audit Committee,
Nominating and
Governance Committee)
since 2019
Janet Langford Carrig
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1957
Trustee
1996
Senior Vice President, General Counsel
and Corporate Secretary, ConocoPhillips
(independent energy company), September
2007-October 2018
169 Director, EQT Corporation
(natural gas producer)
since 2019; Director,
Whiting Petroleum
Corporation (independent
oil and gas company)
since 2020
J. Kevin Connaughton
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1964
Trustee
2020
(a)
Member, FINRA National Adjudicatory
Council since January 2020; Adjunct
Professor of Finance, Bentley University
since January 2018; Managing Director and
General Manager of Mutual Fund Products,
Columbia Management Investment Advisers,
LLC, May 2010-February 2015; President,
Columbia Funds, 2008-2015; and senior
officer of Columbia Funds and affiliated
funds, 2003-2015
169 Director, The Autism
Project since March
2015; former Member
of the Investment
Committee, St. Michael’s
College, November
2015-February 2020;
former Trustee, St.
Michael’s College,
June 2017-September
2019; former Trustee,
New Century Portfolios,
January 2015-December
2017
Olive M. Darragh
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1962
Trustee
2020
(a)
Managing Director of Darragh Inc. (strategy
and talent management consulting firm)
since 2010; Founder and CEO, Zolio,
Inc. (investment management talent
identification platform) since 2004; Partner,
Tudor Investments, 2004-2010; Senior
Partner, McKinsey & Company (consulting),
2001-2004
169 Former Director, University
of Edinburgh Business
School (Member of US
Board); former Director,
Boston Public Library
Foundation
Patricia M. Flynn
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1950
Trustee
2004
Trustee Professor of Economics and
Management, Bentley University since 1976
(also teaches and conducts research on
corporate governance); Dean, McCallum
Graduate School of Business, Bentley
University, 1992-2002
171 Trustee, MA Taxpayers
Foundation since 1997;
Board of Governors,
Innovation Institute, MA
Technology Collaborative
since 2010; Board
of Directors, The MA
Business Roundtable
2003-2019

TRUSTEES AND OFFICERS
(continued)
36 Strategic Beta ETFs | Annual Report 2021
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Brian J. Gallagher
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee
2017
Retired; Partner with Deloitte & Touche LLP
and its predecessors, 1977-2016
171 Trustee, Catholic Schools
Foundation since 2004
Douglas A. Hacker
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1955
Co-Chair since
2021; Chair of
CFST I and
CFVIT since
2014; Trustee of
CFST I and
CFVIT since
1996 and CFST,
CFST II, CFVST
II, CET I and
CET II since
2021
Independent business executive since May
2006; Executive Vice President – Strategy
of United Airlines, December 2002-May
2006; President of UAL Loyalty Services
(airline marketing company), September
2001-December 2002; Executive Vice
President and Chief Financial Officer of
United Airlines, July 1999-September 2001
169 Director, Spartan
Nash Company (food
distributor); Director,
Aircastle Limited (Chair of
Audit Committee) (aircraft
leasing); former Director,
Nash Finch Company
(food distributor), 2005-
2013; former Director,
SeaCube Container
Leasing Ltd. (container
leasing), 2010-2013; and
former Director, Travelport
Worldwide Limited (travel
information technology),
2014-2019
Nancy T. Lukitsh
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1956
Trustee
2011
Senior Vice President, Partner and Director
of Marketing, Wellington Management
Company, LLP (investment adviser), 1997-
2010; Chair, Wellington Management
Portfolios (commingled non-U.S. investment
pools), 2007 -2010; Director, Wellington
Trust Company, NA and other Wellington
affiliates, 1997-2010
169 None
David M. Moffett
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street,
Boston, MA 02210
1952
Trustee
2011
Retired; Consultant to Bridgewater and
Associates
169 Director, CSX Corporation
(transportation suppliers);
Director, Genworth
Financial, Inc. (financial
and insurance products
and services); Director,
PayPal Holdings Inc.
(payment and data
processing services);
Trustee, University of
Oklahoma Foundation;
former Director, eBay
Inc. (online trading
community), 2007-2015;
and former Director,
CIT Bank, CIT Group
Inc. (commercial and
consumer finance),
2010-2016

TRUSTEES AND OFFICERS
(continued)
Strategic Beta ETFs | Annual Report 2021 37
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Catherine James Paglia
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1952
Co-Chair since
2021; Chair of
CFST, CFST II,
CFVST II, CET I
and CET II since
2020; Trustee of
CFST, CFST II,
CFVST II, CET I
and CET II since
2004 and CFST I
and CFVIT since
2021
Director, Enterprise Asset Management, Inc.
(private real estate and asset management
company) since September 1998; Managing
Director and Partner, Interlaken Capital, Inc.,
1989-1997; Vice President, 1982-1985,
Principal, 1985-1987, Managing Director,
1987-1989, Morgan Stanley; Vice President,
Investment Banking, 1980-1982, Associate,
Investment Banking, Dean Witter Reynolds,
Inc., 1976-1980
171 Director, Valmont
Industries, Inc. (irrigation
systems manufacturer)
since 2012; Trustee,
Carleton College
(on the Investment
Committee); Trustee,
Carnegie Endowment
for International Peace
(on the Investment
Committee)
Anthony M. Santomero
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1946
Trustee
2008
Richard K. Mellon Professor Emeritus of
Finance, The Wharton School, University of
Pennsylvania, since 2002; Senior Advisor,
McKinsey & Company (consulting), 2006-
2008; President, Federal Reserve Bank
of Philadelphia, 2000-2006; Professor of
Finance, The Wharton School, University of
Pennsylvania, 1972-2002
171 Trustee, Penn Mutual Life
Insurance Company since
March 2008; Director,
RenaissanceRe Holdings
Ltd. since May 2008;
former Director, Citigroup
Inc. and Citibank, N.A.,
2009-2019; former
Trustee, BofA Funds
Series Trust (11 funds),
2008-2011
Minor M. Shaw
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1947
Trustee
2003
President, Micco LLC (private investments)
since 2011; President, Micco Corp. (family
investment business), 1998-2011
171 Director, BlueCross
BlueShield of South
Carolina (Chair
of Compensation
Committee) since
April 2008; Trustee,
Hollingsworth Funds
(on the Investment
Committee) since 2016
(previously Board Chair
from 2016-2019); Former
Advisory Board member,
Duke Energy Corp., 2016-
2020; Chair of the Duke
Endowment; Chair of
Greenville – Spartanburg
Airport Commission;
former Trustee, BofA
Funds Series Trust (11
funds), 2003-2011;
former Director, Piedmont
Natural Gas, 2004-2016;
former Director, National
Association of Corporate
Directors, Carolinas
Chapter, 2013-2018;
Chair of Daniel-Mickel
Foundation

TRUSTEES AND OFFICERS
(continued)
38 Strategic Beta ETFs | Annual Report 2021
* The term “Columbia Funds Complex” as used herein includes Columbia Seligman Premium Technology Growth Fund, Tri-Continental Corporation
and each series of Columbia Funds Series Trust (CFST), Columbia Funds Series Trust I (CFST I), Columbia Funds Series Trust II (CFST II), Columbia ETF
Trust I (CET I), Columbia ETF Trust II (CET II), Columbia Funds Variable Insurance Trust (CFVIT) and Columbia Funds Variable Series Trust II (CFVST II).
Messrs. Batejan, Beckman, Gallagher and Santomero and Mses. Blatz, Carlton, Flynn, Paglia, Shaw and Yeager serve as directors of Columbia Seligman
Premium Technology Growth Fund and Tri-Continental Corporation.
(a) J. Kevin Connaughton was appointed a consultant to the Independent Trustees of CFST I and CFVIT effective March 1, 2016. Natalie A. Trunow was appointed a consultant to the Independent Trustees of CFST I and CFVIT effective September 1, 2016. Olive M. Darragh was appointed a consultant to the Independent Trustees of CFST I and CFVIT effective June 10, 2019. Shareholders of the Funds elected Mr. Connaughton and Mses. Darragh and
Trunow as Trustees of CFST, CFST I, CFST II, CET I, CET II, and CFVST II effective January 1, 2021, and of CFVIT, effective July 1, 2020.
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Natalie A. Trunow
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1967
Trustee
2020
(a)
Chief Executive Officer, Millennial Portfolio
Solutions LLC (asset management and
consulting services) since January 2016;
Non-executive Member of the Investment
Committee, Sarona Asset Management
Inc. (private equity firm) since September
2019; Advisor, Horizon Investments (asset
management and consulting services)
since August 2018; Advisor, Paradigm
Asset Management since November 2016;
Director of Investments, Casey Family
Programs, April 2016-September 2016;
Senior Vice President and Chief Investment
Officer, Calvert Investments, August
2008 - January 2016; Section Head and
Portfolio Manager, General Motors Asset
Management, June 1997-August 2008
169 Director, Health Services
for Children with
Special Needs, Inc.;
Director, Consumer
Credit Counseling
Services (formerly
Guidewell Financial
Solutions); Independent
Director, Investment
Committee, Sarona Asset
Management
Sandra Yeager
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1964
Trustee
2017
Retired; President and founder, Hanoverian
Capital, LLC (SEC registered investment
advisor firm), 2008-2016; Managing Director,
DuPont Capital, 2006-2008; Managing
Director, Morgan Stanley Investment
Management, 2004-2006; Senior Vice
President, Alliance Bernstein, 1990-2004
171 Director, NAPE Education
Foundation, October
2016-October 2020

TRUSTEES AND OFFICERS
(continued)
Strategic Beta ETFs | Annual Report 2021 39
* Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the Investment Manager or Ameriprise Financial.
(a) Mr. Beckman serves as the President and Principal Executive Officer of the Columbia Funds (since 2021).
The Statement of Additional Information has additional information about the Funds’ Board members and is available without charge, upon request by calling 888.800.4347 or visiting columbiathreadneedleus.com/etfs.
Interested trustee affiliated with Investment Manager*
Name,
Address,
Year of Birth
Position Held
with the
Columbia Funds
and Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Daniel J. Beckman
c/o Columbia Management
Investment Advisers, LLC
290 Congress Street
Boston, MA 02210
1962
Trustee
November 2021
(a)
Vice President – Head of
North America Product,
Columbia Management
Investment Advisers, LLC
(since April 2015); officer
of Columbia Funds and
affiliated funds since 2020.
171
Director, Ameriprise Trust
Company, since October
2016; Director, Columbia
Management Investment
Distributors, Inc. since
November 2018

TRUSTEES AND OFFICERS
(continued)
40 Strategic Beta ETFs | Annual Report 2021
The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. The following table provides basic information about the
Officers of the Trusts as of the printing of this report, including principal occupations during the past five years, although their specific titles may have varied over the period. In addition to Mr. Beckman who is the President and Principal
Executive Officer, the Funds' other officers are:
Fund officers
Name, Address
and Year of Birth
Position and Year
First Appointed to
Position for any Fund
in the Columbia
Funds Complex
Predecessor Thereof Principal Occupation(s) During Past Five Years
Michael G. Clarke
290 Congress Street
Boston, MA 02210
1969
Chief Financial Officer
Principal Financial Officer
(2009) and Senior Vice
President (2019)
Vice President, Head of North American Operations, and Co-Head of Global
Operations, Columbia Management Investment Advisers, LLC, since June 2019
(previously Vice President – Accounting and Tax, May 2010 – May 2019); senior officer of Columbia Funds and affiliated funds since 2002.
Joseph Beranek
5890 Ameriprise Financial
Center
Minneapolis, MN 55474
1965
Treasurer and Chief
Accounting Officer
(Principal Accounting
Officer) (2019) and
Principal Financial Officer
(2020), CFST, CFST I,
CFST II, CFVIT and
CFVST II; Assistant
Treasurer, CET I and
CET II
Vice President – Mutual Fund Accounting and Financial Reporting, Columbia
Management Investment Advisers, LLC, since December 2018 and March 2017, respectively (previously Vice President – Pricing and Corporate Actions, May 2010 –
March 2017).
Marybeth Pilat
290 Congress Street
Boston, MA 02210
1968
Treasurer and Chief
Accounting Officer
(Principal Accounting
Officer) and Principal
Financial Officer (2020)
for CET I and CET II;
Assistant Treasurer,
CFST, CFST I, CFST II,
CFVIT and CFVST II
Vice President – Product Pricing and Administration, Columbia Management
Investment Advisers, LLC, since May 2017; Director - Fund Administration, Calvert
Investments, August 2015 – March 2017; Vice President - Fund Administration,
Legg Mason, May 2015 - July 2015; Vice President - Fund Administration, Columbia
Management Investment Advisers, LLC, May 2010 - April 2015.
William F. Truscott
290 Congress Street
Boston, MA 02210
1960
Senior Vice President
(2001)
Formerly, Trustee of Columbia Funds Complex until January 1, 2021; Chief Executive
Officer, Global Asset Management, Ameriprise Financial, Inc. since September
2012; Chairman of the Board and President, Columbia Management Investment
Advisers, LLC since July 2004 and February 2012, respectively; Chairman of the
Board and Chief Executive Officer, Columbia Management Investment Distributors,
Inc. since November 2008 and February 2012, respectively; Chairman of the Board and Director, Threadneedle Asset Management Holdings, Sàrl since March 2013 and December 2008, respectively; senior executive of various entities affiliated with
Columbia Threadneedle.
Christopher O. Petersen
5228 Ameriprise
Financial Center
Minneapolis, MN 55474
1970
Senior Vice President
and Assistant Secretary
(2021)
Formerly, Trustee of Columbia Funds Complex until November 22, 2021; Senior
Vice President and Assistant General Counsel, Ameriprise Financial, Inc. since
September 2021 (previously Vice President and Lead Chief Counsel, January 2015
- September 2021); President and Principal Executive Officer of the Columbia Funds
2015 - 2021; officer of Columbia Funds and affiliated funds since 2007.
Thomas P. McGuire
290 Congress Street
Boston, MA 02210
1972
Senior Vice President
and Chief Compliance
Officer (2012)
Vice President – Asset Management Compliance, Ameriprise Financial, Inc.,
since May 2010; Chief Compliance Officer, Columbia Acorn/Wanger Funds since
December 2015; Chief Compliance Officer, Ameriprise Certificate Company
September 2010 – September 2020.
Colin Moore
290 Congress Street
Boston, MA 02210
1958
Senior Vice President
(2010)
Executive Vice President and Global Chief Investment Officer, Ameriprise Financial,
Inc., since July 2013; Executive Vice President and Global Chief Investment Officer,
Columbia Management Investment Advisers, LLC since July 2013.
Ryan C. Larrenaga
290 Congress Street
Boston, MA 02210
1970
Senior Vice President
(2017), Chief Legal
Officer (2017) and
Secretary (2015)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since August 2018
(previously Vice President and Group Counsel, August 2011 - August 2018); Chief
Legal Officer, Columbia Acorn/Wanger Funds, since September 2020; officer of
Columbia Funds and affiliated funds since 2005.

TRUSTEES AND OFFICERS
(continued)
Strategic Beta ETFs | Annual Report 2021 41
Fund officers (continued)
Name, Address
and Year of Birth
Position and Year
First Appointed to
Position for any Fund
in the Columbia
Funds Complex
Predecessor Thereof Principal Occupation(s) During Past Five Years
Michael E. DeFao
290 Congress Street
Boston, MA 02210
1968
Vice President (2011)
and Assistant Secretary
(2010)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since May 2010; Vice
President, Chief Legal Officer and Assistant Secretary, Columbia Management
Investment Advisers, LLC since October 2021 (previously Vice President and
Assistant Secretary, May 2010 – September 2021).
Lyn Kephart-Strong
5228 Ameriprise Financial
Center
Minneapolis, MN 55474
1960
Vice President (2015) President, Columbia Management Investment Services Corp. since October 2014;
Vice President & Resolution Officer, Ameriprise Trust Company since August 2009.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
42 Strategic Beta ETFs | Annual Report 2021
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia Sustainable International Equity Income ETF and Columbia
Sustainable U.S. Equity Income ETF (each, an ETF and collectively, the ETFs). Under an investment management services agreement (the IMS Agreement), the Investment Manager provides investment advice and other services to the ETFs and other funds in the Columbia Fund family (collectively, the Columbia Funds).
On an annual basis, the Funds’ Board of Trustees (the Board), including the independent Board members (the
Independent Trustees), considers renewal of the IMS Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial
Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and ETF performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the
Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the IMS Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the
Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the IMS Agreement.
Among other things, the information and factors considered included the following:
Information on the investment performance of the ETFs relative to the performance of a group of funds determined to be comparable to the ETFs by Broadridge, as well as performance relative to benchmarks;
Information on the ETFs’ management fees and total expenses, including information comparing the ETFs’
expenses to those of a group of comparable funds, as determined by Broadridge;
Terms of the IMS Agreement;
Descriptions of various services performed by the Investment Manager under the IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
and
The profitability to the Investment Manager and its affiliates from their relationships with the ETFs.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the renewal of the IMS Agreement.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
Strategic Beta ETFs | Annual Report 2021 43
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment
Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The
Board also took into account the broad scope of services provided by the Investment Manager to the ETFs, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager's ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage the Columbia Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board's evaluation of the overall package of services provided by the Investment Manager, the
Board also considered the nature, quality and range of administrative services provided to the ETFs by the Investment
Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the IMS Agreement, the Board also took into account the organization and strength of the ETFs’ and their service providers’ compliance programs. The
Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement.
In addition, the Board discussed the acceptability of the terms of the IMS Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Columbia Funds under the ETF IMS Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the ETFs under the IMS Agreement supported the continuation of the IMS Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the ETFs, including detailed reports providing the results of analyses performed by the Investment Manager and Broadridge collectively showing, for various periods (including since manager inception): (i) the performance of the ETFs, (ii) the performance of a benchmark index,
(iii) the percentage ranking of the ETFs among their comparison groups, (iv) the ETFs’ performance relative to peers and benchmarks, (v) the net assets of the ETFs and (vi) index tracking error data of each ETF. The Board observed the ETF’s tracking error versus its performance was within the range of management’s expectations.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the ETFs’ peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally and the Investment
Manager’s willingness to take steps intended to improve each ETF’s performance. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the ETFs and the
Investment Manager, in light of other considerations, supported the continuation of the IMS Agreement.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
44 Strategic Beta ETFs | Annual Report 2021
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the ETFs
The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board considered the unified/all-inclusive fee structure utilized by each ETF, observing that many of the competitors of the ETFs have adopted similar unified/all-inclusive fee structures, as well as data showing the ETFs’ contribution to the Investment
Manager’s profitability.
The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each ETF (with certain exceptions) are generally in line with the current "pricing philosophy" such that ETF total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that each ETF’s total expense ratio approximated the peer universe's median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the ETFs, in light of other considerations, supported the continuation of the
IMS Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment
Manager providing management services to the ETFs. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing the ETFs. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment
Manager or its affiliates in connection with managing the ETFs, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers and overall reputational advantages. The Board noted that the fees paid by the ETFs should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the
Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the ETFs supported the continuation of the IMS
Agreement.
Economies of scale
The Board considered that the IMS Agreement provides for a unified fee level that does not include pre-established breakpoints, and management’s observation that the ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the IMS
Agreement. In reaching its conclusions, no single factor was determinative. On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the IMS Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the IMS Agreement.

ADDITIONAL INFORMATION
Strategic Beta ETFs | Annual Report 2021 45
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the
Securities and Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds' Form N-PORTs are available on the SEC's website at sec.gov. Each Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling
888.800.4347.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/etfs or call 888.800.4347.
Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
ANN271_10_L01_(12/21)
CET001429
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/ etfs . Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not Federally Insured | No Financial Institution Guarantee | May Lose Value
STRATEGIC BETA ETFs
Annual Report
October 31, 2021
Columbia Diversified Fixed Income Allocation ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.
com/etfs), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future shareholder reports in paper free of charge. You can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account.

Strategic Beta ETFs | Annual Report 2021

Fund at a Glance 3
Manager Discussion of Fund Performance 5
Understanding Your Fund’s Expenses 7
Portfolio of Investments 8
Statement of Assets and Liabilities 23
Statement of Operations 24
Statement of Changes in Net Assets 25
Financial Highlights 26
Notes to Financial Statements 27
Report of Independent Registered Public Accounting Firm 35
Federal Income Tax Information 36
Trustees and Officers 37
Approval of Investment Management Services Agreement 45
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the Securities and
Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-PORT. The Fund’s Form N-PORTs are available on the SEC's website at sec.gov. The Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 888.800.4347.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/etfs or call 888.800.4347.
Premium/discount information for the Fund covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

FUND AT A GLANCE
Columbia Diversified Fixed Income Allocation ETF
Strategic Beta ETFs | Annual Report 2021 3
Portfolio management
Gene Tannuzzo, CFA
Lead Portfolio Manager
Managed Fund since 2017
David Janssen, CFA
Portfolio Manager
Managed Fund since 2017
Investment objective
The Fund seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta
Advantage® Multi-Sector Bond Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage ® Multi-Sector Bond Index is a rules-based multi-sector strategic beta approach to measuring the performance of the debt market through representation of six sectors, each focused on yield, quality, and liquidity of the particular eligible universe. The index will have exposure to the following six sectors of the debt market: U.S. Treasury securities; global ex-U.S. treasury securities; U.S. agency mortgage-backed securities; U.S. corporate investment-grade bonds; U.S. corporate high-yield bonds; and
emerging markets sovereign debt. The Fund uses a representative approach which will result in the Fund holding a smaller number of securities than are in the underlying index.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. Effective
August 24, 2021, the Bloomberg Barclays U.S. Aggregate Bond Index was re-branded as the Bloomberg
U.S. Aggregate Bond Index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Average annual total returns (%) (for period ended October 31, 2021)
Inception 1 Year Life
Market Price 10/12/17 1.97 4.64
Net Asset Value 10/12/17 2.16 4.62
{
Beta Advantage®
}
Multi-Sector Bond Index 2.36 4.84
Bloomberg U.S. Aggregate Bond Index -0.48 3.61

FUND AT A GLANCE
(continued)
Columbia Diversified Fixed Income Allocation ETF
4 Strategic Beta ETFs | Annual Report 2021
Performance of a hypothetical $10,000 investment (October 12, 2017 — October 31, 2021)
The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund’s inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares. For Illustrative purposes only.
There is no guarantee similar results can be achieved.
Quality breakdown (%) (at October 31, 2021)
AAA rating 35.6
AA rating 2.1
A rating 1.4
BBB rating 24.7
BB rating 23.8
B rating 11.6
Not rated 0.8
Total 100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/
or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Portfolio breakdown (%) (at October 31, 2021 )
Corporate Bonds 45.1
Foreign Government Obligations 20.9
U.S. Government & Agency Obligations 13.3
U.S. Treasury Obligations 15.4
Money Market Fund 5.3
Total Investments 100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

MANAGER DISCUSSION OF FUND PERFORMANCE
Strategic Beta ETFs | Annual Report 2021 5
For the 12-month period that ended October 31, 2021, the Fund returned 2.16% based on net asset value (NAV) and
1.97% based on market price. The Beta Advantage ® Multi-Sector Bond Index (the Index), against which the performance of the Fund is measured, returned 2.36% during the same period. To compare, the Bloomberg U.S. Aggregate Bond Index returned -0.48% for the same period.
The Fund had a NAV of $21.36 on October 31, 2020 and ended the annual period on October 31, 2021 with a NAV of
$21.29. The Fund’s market price on October 31, 2021 was $21.31 per share.
Market overview
As the annual period began in the last two months of 2020, fixed income market performance was mixed, with most spread, or non-government bond, sectors outperforming U.S. Treasuries. Market sentiment lifted following encouraging efficacy results for several COVID-19 vaccines. Risk sentiment was bolstered by the resolution of the U.S. presidential election and another round of fiscal stimulus provided by the U.S. government. The U.S. Federal Reserve (Fed) stated it would continue to increase its asset holdings “until substantial further progress has been made toward the Committee’s maximum employment and price stability goals.” The bond market then retreated in the first quarter of 2021, as rising longer-term interest rates proved a headwind to performance. (There is generally an inverse relationship between bond prices and yield movements, so that bond prices rise when yields decrease and vice versa.) The rollout of multiple
COVID-19 vaccines increased confidence that relatively normal economic activity would soon resume. However, against a backdrop of rising commodity prices, fears rose that the Fed would feel compelled to move up the timeline for tightening monetary policy to stave off higher inflation. In March, Fed Chair Powell sought to ease concerns by stating economic recovery was far from complete. For the quarter, returns for longer maturity U.S. Treasuries were in sharply negative territory. Corporate bonds also posted negative returns, affected by rising interest rates. Securitized assets held up better given their lower interest rate sensitivity but still finished with a modest negative return. High-yield corporate bonds, primarily driven by credit sentiment, eked out a modestly positive return for the quarter.
The bond market then stabilized during the second quarter. Economic data suggested that growth, while remaining healthy, may ease in the latter half of 2021, which removed some of the upward pressure on inflation and interest rates. In addition, the Fed affirmed its intention to keep short-term interest rates near zero for several more quarters, while signaling it could begin to taper its bond purchases by year end. Against this backdrop, the yield on the 10-year
U.S. Treasury, which is often used as a barometer of growth and inflation expectations, fell. In turn, returns for longer maturity U.S. Treasuries were notably positive. Corporate bonds, both investment grade and high yield, outperformed
U.S. Treasuries, supported by declining U.S. Treasury yields and firm credit sentiment given strong company earnings.
Returns for securitized assets were marginally positive for the quarter. Bond market sentiment then wavered in the third quarter of 2021 as investors began to factor in a less favorable interest rate regime on the part of the Fed. This occurred against a backdrop of exceptionally strong economic growth and the highest inflation in decades, which was driven in part by ongoing post-pandemic global supply-chain bottlenecks. Signaling around a shift in Fed policy towards tapering down its bond purchases before calendar year-end and the start of increasing short-term interest rates as soon as late 2022, which would be earlier than anticipated, led to rising yields for longer term U.S. Treasuries in September. Overall, the
U.S. fixed-income market was essentially flat for the third quarter, with returns hovering around zero for U.S. Treasuries, corporate bonds and securitized assets alike. High-yield corporate bonds posted slightly higher, but still modest returns for the quarter.
October saw a significant increase in volatility in fixed-income markets. Increasingly, high energy prices and ongoing disruptions in the global supply chain caused investors to focus on the possibility of longer-term inflationary pressures.
Markets priced in a faster pace of tightening from central banks, which caused the gap between short-term and long-term bond yields to narrow significantly. The U.S. fixed-income market posted modestly negative returns for the month, with investment-grade corporate bonds and Treasury inflation protected securities among the only sectors to generate positive returns in October.
The Fund’s notable detractors during the period
Of the six sectors in which the Fund invests, Index constituents in U.S. Treasuries, global non-U.S. dollar-denominated sovereign debt and U.S. agency mortgage-backed securities detracted from the Index’s results relative to the
Bloomberg U.S. Aggregate Bond Index during the annual period.

MANAGER DISCUSSION OF FUND PERFORMANCE
(continued)
6 Strategic Beta ETFs | Annual Report 2021
The Fund had a weighted average duration of 6.96 years, a weighted average maturity of 8.66 years, a weighted average yield to maturity of 2.78% and a weighted average coupon of 3.53% as of October 31, 2021. The 30-day SEC yield of the
Fund at the end of the annual period was 2.20%.
The Fund’s notable contributors during the period
Of the six sectors in which the Fund invests, Index constituents in U.S. high-yield corporate debt, emerging markets sovereign and quasi-sovereign debt and U.S. investment-grade corporate debt contributed positively to the Index’s results relative to the Bloomberg U.S. Aggregate Bond Index during the annual period.
Fixed income securities involve interest rate, credit, inflation, illiquidity and reinvestment risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Generally, the value of debt securities falls as interest rates rise. Fixed income securities differ in their sensitivities to changes in interest rates. Fixed income securities with longer effective durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter effective durations. Effective duration is determined by a number of factors including coupon rate, whether the coupon is fixed or floating, time to maturity, call or put features, and various repayment features. Below investment-grade securities, or “junk bonds,” are more likely to pose a credit risk, as the issuers of these securities are more likely to have problems making interest and principal payments than issuers of higher-rated securities. Lower-rated securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade securities, and prices of these securities may be more sensitive to adverse economic downturns or individual corporate developments. If the issuer of the securities defaults, the ETF may incur additional expenses to seek recovery. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the ETF holds mortgage-related securities, it may exhibit additional volatility. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. The Fund is passively managed and seeks to track the performance of an index. The Fund’s use of a “representative sampling” approach in seeking to track the performance of its index (investing in only some of the components of the index that collectively are believed to have an investment profile similar to that of the index) may not allow the Fund to track its index with the same degree of accuracy as would an investment vehicle replicating the entire Index. In addition to the multi-sector bond strategies employed, the Fund may invest in other securities, including private placements. The Fund may have portfolio turnover, which may cause an adverse cost impact. There may be additional portfolio turnover risk as active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions as well as tracking error to the Index and as high levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Foreign currency risks involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, from economic or political instability in other nations or increased volatility and lower trading volume. See the Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties who have contributed to this report. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Strategic Beta ETFs | Annual Report 2021 7
As a shareholder of the Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended October 31, 2021.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
May 1, 2021 — October 31, 2021
Beginning account value
($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Diversified Fixed Income Allocation
ETF 1,000.00 1,000.00 1,010.20 1,023.79 1.42 1.43 0.28

PORTFOLIO OF INVESTMENTS
October 31, 2021
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
8 Strategic Beta ETFs | Annual Report 2021
Corporate Bonds   50.8%
Issue
Description
Principal
Amount ($) Value ($)
Aerospace & Defense 1.3%
Arconic Corp.
6.125%, 02/15/28
(a)
1,000,000 1,055,046
Boeing Co. (The)
5.040%, 05/01/27 440,000 499,917
5.150%, 05/01/30 1,820,000 2,124,018
Howmet Aerospace, Inc.
6.875%, 05/01/25 1,214,000 1,407,732
Huntington Ingalls Industries, Inc.
3.483%, 12/01/27 200,000 213,270
L3Harris Technologies, Inc.
3.850%, 12/15/26 158,000 173,431
4.400%, 06/15/28 400,000 456,177
Northrop Grumman Corp.
3.250%, 01/15/28 719,000 774,039
Oshkosh Corp.
3.100%, 03/01/30 504,000 525,550
Rolls-Royce PLC
5.750%, 10/15/27
(a)
700,000 777,224
Spirit AeroSystems, Inc.
7.500%, 04/15/25
(a)
1,139,000 1,202,622
Teledyne Technologies, Inc.
2.750%, 04/01/31 500,000 510,113
Textron, Inc.
3.000%, 06/01/30 462,000 481,790
3.900%, 09/17/29 12,000 13,287
TransDigm, Inc.
6.250%, 03/15/26
(a)
3,566,000 3,724,830
8.000%, 12/15/25
(a)
1,414,000 1,503,974
Total 15,443,020
Airlines 1.4%
American Airlines, Inc.
11.750%, 07/15/25
(a)
2,018,000 2,499,875
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(a)
1,580,000 1,656,890
5.750%, 04/20/29
(a)
2,040,000 2,195,732
Delta Air Lines, Inc.
2.900%, 10/28/24 100,000 102,044
3.625%, 03/15/22 768,000 772,926
3.750%, 10/28/29 1,140,000 1,157,200
7.375%, 01/15/26 440,000 517,282
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.750%, 01/20/26
(a)
1,400,000 1,470,000
Southwest Airlines Co.
2.625%, 02/10/30 513,000 518,630
5.125%, 06/15/27 623,000 718,757
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.
8.000%, 09/20/25
(a)
409,000 457,862
United Airlines, Inc.
4.375%, 04/15/26
(a)
1,980,000 2,050,140
4.625%, 04/15/29
(a)
2,360,000 2,433,721
Total 16,551,059
Apartment REIT 0.1%
American Homes 4 Rent LP
4.900%, 02/15/29 342,000 397,758
Essex Portfolio LP
3.000%, 01/15/30 218,000 228,778
Invitation Homes Operating Partnership LP
2.000%, 08/15/31 500,000 474,228
Mid-America Apartments LP
3.950%, 03/15/29 140,000 157,529
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
UDR, Inc.
3.000%, 08/15/31 240,000 249,461
Series MTN, 3.200%, 01/15/30 220,000 234,827
Total 1,742,581
Automotive 0.9%
Allison Transmission, Inc.
3.750%, 01/30/31
(a)
1,140,000 1,095,619
Aptiv PLC
4.350%, 03/15/29 100,000 113,912
BorgWarner, Inc.
2.650%, 07/01/27 200,000 208,128
Clarios Global LP / Clarios US Finance Co.
6.250%, 05/15/26
(a)
581,000 607,903
Ford Motor Co.
4.346%, 12/08/26 55,000 58,841
8.500%, 04/21/23 2,207,000 2,418,426
9.000%, 04/22/25 3,439,000 4,135,783
General Motors Co.
6.800%, 10/01/27 360,000 443,603
General Motors Financial Co., Inc.
3.600%, 06/21/30 504,000 535,809
4.350%, 04/09/25 140,000 152,178
Goodyear Tire & Rubber Co. (The)
5.000%, 07/15/29
(a)
725,000 764,668
Lear Corp.
4.250%, 05/15/29 100,000 111,681
Total 10,646,551
Banking 1.5%
Ally Financial, Inc.
5.750%, 11/20/25 1,267,000 1,437,265
Banco Santander SA
2.749%, 12/03/30 400,000 393,706
Bank of America Corp.
2.482%, (US 5 Year CMT T-Note +
1.200%), 09/21/36
(b)
800,000 777,722
Bank of Montreal
3.803%, (USD 5 Year Swap +
1.432%), 12/15/32
(b)
375,000 404,840
Barclays PLC
4.836%, 05/09/28 700,000 779,850
4.972%, (3-month USD LIBOR +
1.902%), 05/16/29
(b)
250,000 288,540
Capital One Financial Corp.
3.750%, 07/28/26 64,000 69,183
3.800%, 01/31/28 430,000 474,306
Citizens Financial Group, Inc.
2.638%, 09/30/32 414,000 413,818
3.250%, 04/30/30 100,000 106,547
Deutsche Bank AG
4.500%, 04/01/25 500,000 536,035
Deutsche Bank AG/New York NY
3.035%, (SOFRRATE + 1.718%),
05/28/32
(b)
750,000 756,439
3.547%, (SOFRRATE + 3.043%),
09/18/31
(b)
300,000 317,547
3.729%, (SOFRRATE + 2.757%),
01/14/32
(b)
1,400,000 1,435,945
4.875%, 12/01/32 200,000 217,424
Discover Bank
Series BKNT, 4.650%, 09/13/28 400,000 461,542

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2021 9
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Fifth Third Bancorp
2.550%, 05/05/27 672,000 697,205
Intesa Sanpaolo SpA
5.710%, 01/15/26
(a)
1,075,000 1,193,692
KeyCorp
Series MTN, 2.250%, 04/06/27 738,000 754,718
Series MTN, 2.550%, 10/01/29 242,000 249,582
Morgan Stanley
2.484%, (SOFRRATE + 1.360%),
09/16/36
(b)
600,000 583,542
NatWest Group PLC
4.445%, (3-month USD LIBOR +
1.871%), 05/08/30
(b)
500,000 566,884
4.892%, (3-month USD LIBOR +
1.754%), 05/18/29
(b)
200,000 230,712
Santander Holdings USA, Inc.
4.400%, 07/13/27 557,000 619,812
Sumitomo Mitsui Financial Group, Inc.
2.142%, 09/23/30 168,000 161,388
3.202%, 09/17/29 90,000 94,207
SVB Financial Group
3.125%, 06/05/30 200,000 212,253
Synchrony Financial
5.150%, 03/19/29 265,000 308,628
UniCredit SpA
5.459%, 06/30/35
(a)
2,100,000 2,298,730
7.296%, 04/02/34
(a)
800,000 961,660
Westpac Banking Corp.
2.668%, 11/15/35 339,000 330,706
4.110%, 07/24/34 160,000 173,022
Series GMTN, 4.322%, (USD 5 Year
Swap + 2.236%), 11/23/31
(b)
150,000 163,425
Total 18,470,875
Brokerage/Asset Managers/Exchanges 0.6%
Affiliated Managers Group, Inc.
3.300%, 06/15/30 100,000 106,499
CI Financial Corp.
3.200%, 12/17/30 440,000 450,711
Coinbase Global, Inc.
3.375%, 10/01/28
(a)
600,000 578,250
3.625%, 10/01/31
(a)
450,000 428,782
Intercontinental Exchange, Inc.
1.850%, 09/15/32 143,000 134,368
2.100%, 06/15/30 964,000 951,073
Jefferies Finance LLC / JFIN Co.-Issuer Corp.
5.000%, 08/15/28
(a)
1,000,000 1,014,288
Jefferies Group LLC
2.750%, 10/15/32 150,000 148,655
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.850%, 01/15/27 278,000 318,289
Lazard Group LLC
4.375%, 03/11/29 424,000 479,049
LPL Holdings, Inc.
4.000%, 03/15/29
(a)
1,120,000 1,145,313
Nasdaq, Inc.
1.650%, 01/15/31 480,000 449,065
Nomura Holdings, Inc.
2.679%, 07/16/30 200,000 200,257
3.103%, 01/16/30 200,000 206,446
Raymond James Financial, Inc.
4.650%, 04/01/30 404,000 474,780
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Stifel Financial Corp.
4.000%, 05/15/30 180,000 198,791
Total 7,284,616
Building Materials 0.4%
Builders FirstSource, Inc.
4.250%, 02/01/32
(a)
747,000 753,689
Fortune Brands Home & Security, Inc.
3.250%, 09/15/29 180,000 193,150
Martin Marietta Materials, Inc.
2.400%, 07/15/31 500,000 499,234
3.500%, 12/15/27 230,000 249,474
Masco Corp.
2.000%, 02/15/31 380,000 365,184
Owens Corning
3.875%, 06/01/30 200,000 219,413
Standard Industries, Inc.
3.375%, 01/15/31
(a)
939,000 871,376
4.375%, 07/15/30
(a)
925,000 928,260
Vulcan Materials Co.
3.500%, 06/01/30 216,000 235,360
Total 4,315,140
Cable and Satellite 1.9%
Altice Financing SA
5.000%, 01/15/28
(a)
2,400,000 2,312,040
CCO Holdings LLC / CCO Holdings Capital Corp.
4.750%, 03/01/30
(a)
3,450,000 3,566,021
5.125%, 05/01/27
(a)
2,538,000 2,632,919
Charter Communications Operating LLC / Charter Communications
Operating Capital
2.800%, 04/01/31 814,000 810,009
4.200%, 03/15/28 418,000 464,670
Connect Finco SARL / Connect US Finco LLC
6.750%, 10/01/26
(a)
1,800,000 1,866,423
CSC Holdings LLC
4.500%, 11/15/31
(a)
2,000,000 1,940,569
6.500%, 02/01/29
(a)
1,050,000 1,125,659
LCPR Senior Secured Financing DAC
6.750%, 10/15/27
(a)
950,000 1,002,352
Radiate Holdco LLC / Radiate Finance, Inc.
4.500%, 09/15/26
(a)
830,000 843,469
Sirius XM Radio, Inc.
5.000%, 08/01/27
(a)
2,845,000 2,973,092
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28
(a)
200,000 208,568
UPC Broadband Finco BV
4.875%, 07/15/31
(a)
1,600,000 1,627,193
Virgin Media Secured Finance PLC
5.500%, 05/15/29
(a)
1,100,000 1,158,900
Ziggo BV
4.875%, 01/15/30
(a)
1,000,000 1,015,693
Total 23,547,577
Chemicals 0.3%
Avantor Funding, Inc.
4.625%, 07/15/28
(a)
1,000,000 1,037,599
Cabot Corp.
4.000%, 07/01/29 180,000 195,467
Dow Chemical Co. (The)
2.100%, 11/15/30 160,000 157,330
4.800%, 11/30/28 245,000 288,086
DuPont de Nemours, Inc.
4.725%, 11/15/28 666,000 778,011

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
10 Strategic Beta ETFs | Annual Report 2021
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
FMC Corp.
3.450%, 10/01/29 310,000 333,653
Huntsman International LLC
2.950%, 06/15/31 50,000 51,027
LYB International Finance III LLC
2.250%, 10/01/30 100,000 99,477
NewMarket Corp.
2.700%, 03/18/31 100,000 99,226
Nutrien Ltd.
2.950%, 05/13/30 160,000 168,164
4.200%, 04/01/29 322,000 365,165
RPM International, Inc.
4.550%, 03/01/29 140,000 159,538
Sherwin-Williams Co. (The)
2.950%, 08/15/29 390,000 412,483
Westlake Chemical Corp.
3.375%, 06/15/30 114,000 121,873
Total 4,267,099
Construction Machinery 0.4%
H&E Equipment Services, Inc.
3.875%, 12/15/28
(a)
1,120,000 1,115,796
SRM Escrow Issuer LLC
6.000%, 11/01/28
(a)
1,154,000 1,202,144
United Rentals North America, Inc.
3.875%, 02/15/31 1,060,000 1,067,342
4.875%, 01/15/28 1,299,000 1,371,747
Total 4,757,029
Consumer Cyclical Services 0.9%
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.625%, 07/15/26
(a)
357,000 375,456
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4
Sarl
4.625%, 06/01/28
(a)
3,000,000 2,977,010
Compass Group Diversified Holdings LLC
5.250%, 04/15/29
(a)
900,000 935,795
eBay, Inc.
2.600%, 05/10/31 480,000 485,580
2.700%, 03/11/30 50,000 51,346
Expedia Group, Inc.
2.950%, 03/15/31 50,000 50,445
3.250%, 02/15/30 100,000 102,943
4.625%, 08/01/27 504,000 564,540
IHS Markit Ltd.
4.250%, 05/01/29 1,126,000 1,284,155
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, 08/31/27
(a)
1,492,000 1,429,914
5.750%, 04/15/26
(a)
1,234,000 1,319,720
Service Corp International
3.375%, 08/15/30 600,000 590,833
Staples, Inc.
7.500%, 04/15/26
(a)
1,373,000 1,390,484
Total 11,558,221
Consumer Products 0.3%
Clorox Co. (The)
3.900%, 05/15/28 100,000 112,331
Hasbro, Inc.
3.550%, 11/19/26 100,000 107,794
3.900%, 11/19/29 376,000 412,776
Newell Brands, Inc.
4.700%, 04/01/26 2,059,000 2,255,446
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Whirlpool Corp.
2.400%, 05/15/31 380,000 379,577
4.750%, 02/26/29 63,000 73,197
Total 3,341,121
Diversified Manufacturing 0.8%
Carlisle Cos., Inc.
3.750%, 12/01/27 260,000 283,527
Carrier Global Corp.
2.722%, 02/15/30 1,130,000 1,159,412
Flowserve Corp.
3.500%, 10/01/30 128,000 133,916
General Electric Co.
3.625%, 05/01/30 820,000 918,169
Griffon Corp.
5.750%, 03/01/28 760,000 794,712
Johnson Controls International PLC
3.900%, 02/14/26 73,000 79,631
Raytheon Technologies Corp.
4.125%, 11/16/28 1,028,000 1,165,027
Roper Technologies, Inc.
3.800%, 12/15/26 185,000 202,872
TK Elevator US Newco, Inc.
5.250%, 07/15/27
(a)
1,150,000 1,172,164
Trane Technologies Luxembourg Finance SA
3.800%, 03/21/29 218,000 241,212
WESCO Distribution, Inc.
7.125%, 06/15/25
(a)
800,000 851,081
7.250%, 06/15/28
(a)
1,717,000 1,895,606
Westinghouse Air Brake Technologies Corp.
4.950%, 09/15/28 584,000 670,284
Xylem, Inc.
2.250%, 01/30/31 160,000 159,703
Total 9,727,316
Electric 1.9%
AES Corp. (The)
2.450%, 01/15/31 500,000 489,992
Ameren Corp.
3.500%, 01/15/31 160,000 173,601
American Electric Power Co., Inc.
Series J, 4.300%, 12/01/28 495,000 559,773
Avangrid, Inc.
3.800%, 06/01/29 214,000 237,909
Calpine Corp.
4.500%, 02/15/28
(a)
1,065,000 1,078,579
5.125%, 03/15/28
(a)
1,020,000 1,017,457
Clearway Energy Operating LLC
3.750%, 02/15/31
(a)
1,880,000 1,876,336
4.750%, 03/15/28
(a)
580,000 613,275
CMS Energy Corp.
4.750%, (US 5 Year CMT T-Note +
4.116%), 06/01/50
(b)
240,000 267,818
Dominion Energy, Inc.
Series C, 2.250%, 08/15/31 500,000 493,531
Series C, 3.375%, 04/01/30 92,000 98,929
4.250%, 06/01/28 268,000 302,526
DTE Energy Co.
Series C, 3.400%, 06/15/29 451,000 484,794
Duke Energy Corp.
2.450%, 06/01/30 752,000 754,344
3.150%, 08/15/27 136,000 144,820

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2021 11
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Edison International
5.750%, 06/15/27 263,000 301,686
Entergy Corp.
2.400%, 06/15/31 380,000 374,284
Evergy, Inc.
2.900%, 09/15/29 200,000 208,611
Eversource Energy
Series R, 1.650%, 08/15/30 490,000 462,381
Exelon Corp.
4.050%, 04/15/30 240,000 270,055
FirstEnergy Corp.
Series B, 4.400%, 07/15/27 1,720,000 1,865,811
IPALCO Enterprises, Inc.
4.250%, 05/01/30 190,000 211,008
NextEra Energy Capital Holdings, Inc.
1.900%, 06/15/28 500,000 494,767
2.250%, 06/01/30 520,000 519,757
NRG Energy, Inc.
3.625%, 02/15/31
(a)
1,160,000 1,129,801
3.875%, 02/15/32
(a)
1,000,000 979,946
Pacific Gas and Electric Co.
2.500%, 02/01/31 1,330,000 1,268,610
4.550%, 07/01/30 670,000 729,831
PG&E Corp.
5.000%, 07/01/28 584,000 607,131
5.250%, 07/01/30 1,400,000 1,463,126
Public Service Enterprise Group, Inc.
1.600%, 08/15/30 200,000 187,295
Puget Energy, Inc.
4.100%, 06/15/30 240,000 263,611
Southern Co. (The)
Series A, 3.700%, 04/30/30 540,000 586,847
Vistra Operations Co. LLC
5.000%, 07/31/27
(a)
770,000 788,406
5.625%, 02/15/27
(a)
1,202,000 1,238,604
WEC Energy Group, Inc.
1.800%, 10/15/30 200,000 190,884
Xcel Energy, Inc.
2.600%, 12/01/29 380,000 391,690
4.000%, 06/15/28 136,000 152,331
Total 23,280,157
Environmental 0.1%
Republic Services, Inc.
1.750%, 02/15/32 150,000 141,951
Waste Connections, Inc.
4.250%, 12/01/28 367,000 418,812
Waste Management, Inc.
1.150%, 03/15/28 500,000 476,748
1.500%, 03/15/31 200,000 187,609
Total 1,225,120
Finance Companies 1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/30/32 2,500,000 2,548,533
3.650%, 07/21/27 150,000 158,810
Air Lease Corp.
Series GMTN, 3.750%, 06/01/26 550,000 588,623
Aircastle Ltd.
4.250%, 06/15/26 90,000 97,555
Aon Corp.
2.800%, 05/15/30 400,000 414,659
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Ares Capital Corp.
3.875%, 01/15/26 190,000 201,570
First American Financial Corp.
4.000%, 05/15/30 80,000 87,848
Fortress Transportation and Infrastructure Investors LLC
6.500%, 10/01/25
(a)
580,000 597,011
GATX Corp.
4.700%, 04/01/29 86,000 99,133
GE Capital Funding LLC
4.400%, 05/15/30 400,000 467,879
Global Aircraft Leasing Co. Ltd.
6.500%, 09/15/24
(a),(c)
1,274,837 1,237,223
Golub Capital BDC, Inc.
2.500%, 08/24/26 120,000 119,189
Main Street Capital Corp.
3.000%, 07/14/26 80,000 80,801
Midcap Financial Issuer Trust
6.500%, 05/01/28
(a)
400,000 415,833
Oaktree Specialty Lending Corp.
2.700%, 01/15/27 150,000 148,982
OneMain Finance Corp.
6.125%, 03/15/24 50,000 53,180
7.125%, 03/15/26 2,311,000 2,624,559
Owl Rock Capital Corp.
2.625%, 01/15/27 380,000 375,406
3.400%, 07/15/26 348,000 357,710
PartnerRe Finance B LLC
4.500%, (US 5 Year CMT T-Note +
3.815%), 10/01/50
(b)
120,000 128,183
Rocket Mortgage LLC
5.250%, 01/15/28
(a)
1,020,000 1,093,498
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
3.875%, 03/01/31
(a)
1,281,000 1,265,105
Sixth Street Specialty Lending, Inc.
2.500%, 08/01/26 120,000 120,518
Total 13,281,808
Food and Beverage 2.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.700%, 02/01/36 594,000 718,488
Anheuser-Busch InBev Worldwide, Inc.
3.500%, 06/01/30 3,000,000 3,285,214
Aramark Services, Inc.
5.000%, 02/01/28
(a)
2,093,000 2,149,566
B&G Foods, Inc.
5.250%, 04/01/25 1,100,000 1,125,770
Campbell Soup Co.
2.375%, 04/24/30 184,000 183,952
Conagra Brands, Inc.
4.850%, 11/01/28 384,000 448,142
Constellation Brands, Inc.
3.150%, 08/01/29 200,000 212,460
Flowers Foods, Inc.
2.400%, 03/15/31 120,000 118,609
General Mills, Inc.
4.200%, 04/17/28 455,000 515,163
Ingredion, Inc.
2.900%, 06/01/30 455,000 472,735
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.500%, 01/15/30
(a)
1,074,000 1,176,030
6.500%, 04/15/29
(a)
1,295,000 1,437,963

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
12 Strategic Beta ETFs | Annual Report 2021
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
JM Smucker Co. (The)
2.375%, 03/15/30 120,000 121,078
Keurig Dr Pepper, Inc.
4.597%, 05/25/28 464,000 534,000
Kraft Heinz Foods Co.
3.000%, 06/01/26 3,128,000 3,262,925
Lamb Weston Holdings, Inc.
4.625%, 11/01/24
(a)
877,000 898,323
4.875%, 11/01/26
(a)
702,000 720,078
McCormick & Co., Inc.
1.850%, 02/15/31 45,000 43,176
2.500%, 04/15/30 532,000 540,999
Mondelez International, Inc.
2.750%, 04/13/30 380,000 395,623
Performance Food Group, Inc.
5.500%, 10/15/27
(a)
1,117,000 1,167,916
Pilgrim's Pride Corp.
4.250%, 04/15/31
(a)
1,110,000 1,171,337
5.875%, 09/30/27
(a)
1,020,000 1,075,050
Post Holdings, Inc.
4.500%, 09/15/31
(a)
3,286,000 3,225,212
Sysco Corp.
5.950%, 04/01/30 352,000 445,935
Tyson Foods, Inc.
4.350%, 03/01/29 560,000 644,229
Total 26,089,973
Foreign Agencies 6.3%
CNAC HK Finbridge Co. Ltd.
4.125%, 07/19/27 1,400,000 1,512,456
5.125%, 03/14/28 2,200,000 2,501,912
Comision Federal de Electricidad
Series REGS, 3.348%, 02/09/31 3,036,000 2,933,480
DP World Crescent Ltd.
Series EMTN, 3.875%, 07/18/29 900,000 959,279
Series REGS, 4.848%, 09/26/28 3,350,000 3,767,556
Ecopetrol SA
5.375%, 06/26/26 1,800,000 1,950,689
6.875%, 04/29/30 4,076,000 4,705,147
Equate Petrochemical BV
Series REGS, 2.625%, 04/28/28 4,449,000 4,440,351
Gazprom OAO Via Gaz Capital SA
Series REGS, 8.625%, 04/28/34 5,284,000 7,613,636
Gazprom PJSC via Gaz Finance PLC
Series REGS, 2.950%, 01/27/29 200,000 195,569
Huarong Finance 2017 Co. Ltd.
Series EMTN, 4.250%, 11/07/27 1,700,000 1,613,010
Huarong Finance II Co. Ltd.
Series EMTN, 4.625%, 06/03/26 700,000 685,795
Indonesia Asahan Aluminium Persero PT
Series REGS, 5.450%, 05/15/30 2,300,000 2,635,078
Series REGS, 6.530%, 11/15/28 800,000 964,867
KazMunayGas National Co. JSC
Series REGS, 4.750%, 04/19/27 1,000,000 1,112,357
Series REGS, 5.375%, 04/24/30 3,630,000 4,270,264
Pertamina Persero PT
Series REGS, 2.300%, 02/09/31 1,115,000 1,062,918
Series REGS, 3.650%, 07/30/29 1,600,000 1,704,856
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
Series REGS, 4.125%, 05/15/27 640,000 690,532
Series REGS, 5.450%, 05/21/28 2,700,000 3,122,655
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Petrobras Global Finance BV
5.093%, 01/15/30 4,305,000 4,394,618
5.600%, 01/03/31 4,020,000 4,211,501
5.999%, 01/27/28 2,301,000 2,509,518
Petroleos Mexicanos
6.500%, 03/13/27 5,617,000 5,987,723
6.840%, 01/23/30 7,207,000 7,529,806
Power Finance Corp. Ltd.
Series REGS, 3.950%, 04/23/30 1,230,000 1,268,931
4.500%, 06/18/29 2,000,000 2,131,719
Total 76,476,223
Gaming 1.2%
Caesars Entertainment, Inc.
6.250%, 07/01/25
(a)
2,130,000 2,242,066
Caesars Resort Collection LLC / CRC Finco, Inc.
5.750%, 07/01/25
(a)
1,255,000 1,318,446
GLP Capital LP / GLP Financing II, Inc.
4.000%, 01/15/30 531,000 564,193
Las Vegas Sands Corp.
3.900%, 08/08/29 447,000 453,089
Melco Resorts Finance Ltd.
Series REGS, 4.875%, 06/06/25 700,000 691,574
5.375%, 12/04/29
(a)
1,200,000 1,181,183
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-
Issuer, Inc.
5.625%, 05/01/24 624,000 677,191
Sands China Ltd.
5.400%, 08/08/28 300,000 324,529
Scientific Games International, Inc.
5.000%, 10/15/25
(a)
1,165,000 1,200,252
Studio City Finance Ltd.
5.000%, 01/15/29
(a)
1,000,000 905,410
VICI Properties LP / VICI Note Co., Inc.
4.250%, 12/01/26
(a)
744,000 771,040
4.625%, 12/01/29
(a)
980,000 1,046,547
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.250%, 05/15/27
(a)
1,040,000 1,053,552
Wynn Macau Ltd.
5.125%, 12/15/29
(a)
900,000 811,904
5.625%, 08/26/28
(a)
1,000,000 921,906
Total 14,162,882
Health Care 2.7%
Agilent Technologies, Inc.
2.300%, 03/12/31 400,000 397,366
AmerisourceBergen Corp.
2.700%, 03/15/31 200,000 203,394
Becton Dickinson and Co.
1.957%, 02/11/31 300,000 290,697
3.700%, 06/06/27 19,000 20,740
Boston Scientific Corp.
2.650%, 06/01/30 710,000 726,617
Cardinal Health, Inc.
3.410%, 06/15/27 60,000 64,753
CHS/Community Health Systems, Inc.
5.625%, 03/15/27
(a)
2,434,000 2,547,684
8.000%, 03/15/26
(a)
500,000 528,212
Cigna Corp.
2.400%, 03/15/30 340,000 343,311
4.375%, 10/15/28 1,230,000 1,409,847
CommonSpirit Health
2.782%, 10/01/30 90,000 92,279

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2021 13
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
3.347%, 10/01/29 120,000 127,714
CVS Health Corp.
3.250%, 08/15/29 1,500,000 1,602,236
DaVita, Inc.
3.750%, 02/15/31
(a)
1,884,000 1,785,852
4.625%, 06/01/30
(a)
2,666,000 2,681,237
DH Europe Finance II Sarl
2.600%, 11/15/29 500,000 518,918
HCA, Inc.
2.375%, 07/15/31 500,000 488,668
3.500%, 09/01/30 1,686,000 1,775,288
4.125%, 06/15/29 488,000 540,834
5.625%, 09/01/28 2,242,000 2,636,680
5.875%, 02/15/26 1,021,000 1,162,880
Hologic, Inc.
3.250%, 02/15/29
(a)
1,280,000 1,270,603
Illumina, Inc.
2.550%, 03/23/31 760,000 761,027
IQVIA, Inc.
5.000%, 10/15/26
(a)
200,000 205,792
5.000%, 05/15/27
(a)
900,000 933,007
Laboratory Corp. of America Holdings
2.950%, 12/01/29 76,000 79,751
3.600%, 09/01/27 190,000 206,213
MEDNAX, Inc.
6.250%, 01/15/27
(a)
1,693,000 1,777,140
Mozart Debt Merger Sub, Inc.
3.875%, 04/01/29
(a)
1,500,000 1,492,792
Ochsner LSU Health System of North Louisiana
Series 2021, 2.510%, 05/15/31 190,000 185,848
PerkinElmer, Inc.
2.550%, 03/15/31 120,000 121,574
3.300%, 09/15/29 400,000 428,268
Quest Diagnostics, Inc.
2.800%, 06/30/31 500,000 517,930
Sabra Health Care LP
3.900%, 10/15/29 200,000 209,141
Smith & Nephew PLC
2.032%, 10/14/30 180,000 174,864
Stryker Corp.
1.950%, 06/15/30 610,000 599,804
Tenet Healthcare Corp.
4.875%, 01/01/26
(a)
680,000 699,206
6.250%, 02/01/27
(a)
2,250,000 2,336,864
Thermo Fisher Scientific, Inc.
2.000%, 10/15/31 500,000 488,998
4.497%, 03/25/30 85,000 100,054
Universal Health Services, Inc.
2.650%, 10/15/30
(a)
500,000 496,618
Zimmer Biomet Holdings, Inc.
3.550%, 03/20/30 336,000 365,030
Total 33,395,731
Healthcare Insurance 0.6%
Anthem, Inc.
2.550%, 03/15/31 500,000 510,329
Centene Corp.
4.250%, 12/15/27 1,909,000 1,999,729
4.625%, 12/15/29 3,917,000 4,230,993
Humana, Inc.
2.150%, 02/03/32 500,000 484,157
Total 7,225,208
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Healthcare REIT 0.6%
Diversified Healthcare Trust
9.750%, 06/15/25 620,000 673,489
Healthcare Realty Trust, Inc.
2.400%, 03/15/30 256,000 256,479
Healthcare Trust of America Holdings LP
3.100%, 02/15/30 696,000 721,058
Healthpeak Properties, Inc.
3.000%, 01/15/30 150,000 157,798
MPT Operating Partnership LP / MPT Finance Corp.
3.500%, 03/15/31 1,260,000 1,270,752
4.625%, 08/01/29 685,000 725,352
5.000%, 10/15/27 764,000 804,065
National Health Investors, Inc.
3.000%, 02/01/31 364,000 349,317
Omega Healthcare Investors, Inc.
3.250%, 04/15/33 380,000 374,559
3.625%, 10/01/29 276,000 288,308
Ventas Realty LP
3.000%, 01/15/30 260,000 269,891
4.400%, 01/15/29 297,000 337,884
Welltower, Inc.
2.800%, 06/01/31 500,000 512,935
Total 6,741,887
Home Construction 0.1%
DR Horton, Inc.
1.400%, 10/15/27 100,000 97,038
Lennar Corp.
4.750%, 11/29/27 825,000 940,756
NVR, Inc.
3.000%, 05/15/30 90,000 93,708
Total 1,131,502
Independent Energy 1.8%
Apache Corp.
4.375%, 10/15/28 1,200,000 1,289,207
Canadian Natural Resources Ltd.
3.850%, 06/01/27 44,000 47,714
Comstock Resources, Inc.
5.875%, 01/15/30
(a)
1,405,000 1,461,407
6.750%, 03/01/29
(a)
484,000 520,170
ConocoPhillips
4.300%, 08/15/28
(a)
316,000 361,747
Continental Resources, Inc.
4.375%, 01/15/28 1,490,000 1,626,043
5.750%, 01/15/31
(a)
860,000 1,030,225
Coterra Energy, Inc.
4.375%, 03/15/29
(a)
230,000 261,068
CrownRock LP / CrownRock Finance, Inc.
5.625%, 10/15/25
(a)
1,007,000 1,030,459
Devon Energy Corp.
4.500%, 01/15/30
(a)
512,000 556,581
Diamondback Energy, Inc.
3.500%, 12/01/29 520,000 554,706
Endeavor Energy Resources LP / EER Finance, Inc.
5.750%, 01/30/28
(a)
1,594,000 1,673,092
EQT Corp.
3.900%, 10/01/27 1,920,000 2,046,858
6.625%, 02/01/25 500,000 562,618
MEG Energy Corp.
7.125%, 02/01/27
(a)
981,000 1,030,732

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
14 Strategic Beta ETFs | Annual Report 2021
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Neptune Energy Bondco PLC
6.625%, 05/15/25
(a)
200,000 204,290
New Fortress Energy, Inc.
6.500%, 09/30/26
(a)
2,404,000 2,337,710
Occidental Petroleum Corp.
2.900%, 08/15/24 2,025,000 2,062,423
3.500%, 08/15/29 661,000 670,802
6.625%, 09/01/30 1,000,000 1,225,387
Pioneer Natural Resources Co.
2.150%, 01/15/31 640,000 618,505
Range Resources Corp.
9.250%, 02/01/26 500,000 541,401
Total 21,713,145
Industrials 0.0%
Canadian Pacific Railway Co.
2.050%, 03/05/30 100,000 98,303
Industy 0.0%
Otis Worldwide Corp.
2.565%, 02/15/30 456,000 464,317
Integrated Energy 0.2%
Cenovus Energy, Inc.
4.250%, 04/15/27 1,608,000 1,766,145
Chevron USA, Inc.
3.250%, 10/15/29 4,000 4,382
New Fortress Energy, Inc.
6.750%, 09/15/25
(a)
1,300,000 1,266,767
Total 3,037,294
Leisure 1.0%
Carnival Corp.
5.750%, 03/01/27
(a)
5,734,000 5,834,323
9.875%, 08/01/27
(a)
396,000 456,392
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp.
/ Millennium Op
5.500%, 05/01/25
(a)
900,000 935,987
Live Nation Entertainment, Inc.
6.500%, 05/15/27
(a)
970,000 1,064,262
Royal Caribbean Cruises Ltd.
5.500%, 04/01/28
(a)
972,000 987,846
9.125%, 06/15/23
(a)
540,000 586,453
10.875%, 06/01/23
(a)
920,000 1,029,936
11.500%, 06/01/25
(a)
780,000 887,975
Total 11,783,174
Life Insurance 0.3%
American International Group, Inc.
3.400%, 06/30/30 468,000 506,825
4.200%, 04/01/28 335,000 378,718
Athene Holding Ltd.
3.500%, 01/15/31 200,000 213,486
6.150%, 04/03/30 192,000 239,291
Brighthouse Financial, Inc.
3.700%, 06/22/27 212,000 229,781
CNO Financial Group, Inc.
5.250%, 05/30/29 304,000 354,823
Globe Life, Inc.
2.150%, 08/15/30 200,000 196,878
Lincoln National Corp.
3.050%, 01/15/30 320,000 337,510
Prudential Financial, Inc.
5.700%, (3-month USD LIBOR +
2.665%), 09/15/48
(b)
350,000 399,882
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Reinsurance Group of America, Inc.
3.900%, 05/15/29 440,000 488,195
Total 3,345,389
Lodging 0.3%
Choice Hotels International, Inc.
3.700%, 01/15/31 200,000 213,358
Hilton Domestic Operating Co., Inc.
3.625%, 02/15/32
(a)
2,295,000 2,240,899
Hyatt Hotels Corp.
4.375%, 09/15/28 666,000 730,391
Marriott International, Inc.
Series FF, 4.625%, 06/15/30 614,000 699,297
Total 3,883,945
Materials 0.1%
Acuity Brands Lighting, Inc.
2.150%, 12/15/30 90,000 87,523
Cleveland-Cliffs, Inc.
9.875%, 10/17/25
(a)
544,000 622,573
Total 710,096
Media and Entertainment 1.7%
Activision Blizzard, Inc.
1.350%, 09/15/30 371,000 341,918
3.400%, 06/15/27 20,000 21,624
AMC Networks, Inc.
4.250%, 02/15/29 240,000 236,494
Clear Channel Worldwide Holdings, Inc.
5.125%, 08/15/27
(a)
1,107,000 1,136,073
Discovery Communications LLC
3.950%, 03/20/28 445,000 490,060
4.125%, 05/15/29 512,000 568,850
Electronic Arts, Inc.
1.850%, 02/15/31 240,000 230,641
Fox Corp.
3.500%, 04/08/30 436,000 472,896
4.709%, 01/25/29 80,000 92,424
Interpublic Group of Cos., Inc. (The)
4.750%, 03/30/30 40,000 46,953
Netflix, Inc.
4.875%, 04/15/28 676,000 775,022
5.875%, 11/15/28 2,866,000 3,489,810
News Corp.
3.875%, 05/15/29
(a)
1,672,000 1,701,524
Nexstar Media, Inc.
4.750%, 11/01/28
(a)
2,950,000 3,013,003
5.625%, 07/15/27
(a)
90,000 94,924
Nielsen Finance LLC / Nielsen Finance Co.
5.625%, 10/01/28
(a)
1,665,000 1,732,525
RELX Capital, Inc.
3.000%, 05/22/30 200,000 211,007
4.000%, 03/18/29 582,000 650,199
TEGNA, Inc.
4.625%, 03/15/28 800,000 807,872
5.000%, 09/15/29 1,325,000 1,342,008
Univision Communications, Inc.
4.500%, 05/01/29
(a)
1,225,000 1,238,704
6.625%, 06/01/27
(a)
1,290,000 1,396,102
ViacomCBS, Inc.
4.950%, 01/15/31 626,000 742,821
Total 20,833,454

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2021 15
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Media Cable 0.3%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
5.875%, 08/15/27
(a)
1,700,000 1,764,360
LCPR Senior Secured Financing DAC
5.125%, 07/15/29
(a)
800,000 810,680
Sirius XM Radio, Inc.
4.000%, 07/15/28
(a)
500,000 503,366
Total 3,078,406
Metals and Mining 0.7%
Cleveland-Cliffs, Inc.
6.750%, 03/15/26
(a)
934,000 993,525
FMG Resources August 2006 Pty Ltd.
4.375%, 04/01/31
(a)
2,344,000 2,381,828
Freeport-McMoRan, Inc.
4.625%, 08/01/30 1,490,000 1,612,016
Newmont Corp.
2.250%, 10/01/30 617,000 607,516
2.800%, 10/01/29 228,000 234,844
Novelis Corp.
4.750%, 01/30/30
(a)
1,120,000 1,163,891
Nucor Corp.
2.700%, 06/01/30 480,000 495,225
Reliance Steel & Aluminum Co.
2.150%, 08/15/30 100,000 97,379
Steel Dynamics, Inc.
3.250%, 01/15/31 310,000 329,248
3.450%, 04/15/30 380,000 408,236
Vale Overseas Ltd.
3.750%, 07/08/30 414,000 422,865
Total 8,746,573
Midstream 2.4%
Boardwalk Pipelines LP
3.400%, 02/15/31 300,000 312,145
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/29 100,000 107,520
Cheniere Energy Partners LP
4.000%, 03/01/31
(a)
1,760,000 1,831,424
4.500%, 10/01/29 1,679,000 1,792,698
Cheniere Energy, Inc.
4.625%, 10/15/28 1,800,000 1,889,899
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.500%, 06/15/31
(a)
750,000 783,281
DCP Midstream Operating LP
5.375%, 07/15/25 655,000 725,946
DT Midstream, Inc.
4.125%, 06/15/29
(a)
1,000,000 1,007,822
4.375%, 06/15/31
(a)
400,000 405,963
Enable Midstream Partners LP
4.950%, 05/15/28 392,000 438,404
Enbridge, Inc.
3.125%, 11/15/29 724,000 765,873
Energy Transfer LP
5.250%, 04/15/29 894,000 1,036,754
Enterprise Products Operating LLC
2.800%, 01/31/30 420,000 436,600
4.150%, 10/16/28 219,000 247,444
EQM Midstream Partners LP
4.750%, 07/15/23 443,000 466,389
4.750%, 01/15/31
(a)
740,000 766,217
6.500%, 07/01/27
(a)
1,474,000 1,640,195
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Genesis Energy LP / Genesis Energy Finance Corp.
8.000%, 01/15/27 300,000 301,517
Kinder Morgan, Inc.
2.000%, 02/15/31 380,000 361,417
MPLX LP
2.650%, 08/15/30 500,000 497,609
4.125%, 03/01/27 331,000 364,957
National Fuel Gas Co.
2.950%, 03/01/31 300,000 303,046
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.500%, 02/01/26
(a)
2,924,000 2,968,529
ONEOK, Inc.
4.350%, 03/15/29 168,000 186,983
Phillips 66 Partners LP
3.150%, 12/15/29 120,000 125,194
Plains All American Pipeline LP / PAA Finance Corp.
3.550%, 12/15/29 225,000 234,752
3.800%, 09/15/30 500,000 528,498
Sabine Pass Liquefaction LLC
4.500%, 05/15/30 340,000 387,203
5.000%, 03/15/27 116,000 131,648
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.000%, 01/15/32
(a)
1,286,000 1,326,529
4.875%, 02/01/31 1,470,000 1,585,117
TransCanada PipeLines Ltd.
4.250%, 05/15/28 496,000 560,138
Venture Global Calcasieu Pass LLC
3.875%, 08/15/29
(a)
400,000 407,417
4.125%, 08/15/31
(a)
630,000 652,577
Western Midstream Operating LP
4.350%, 02/01/25 600,000 629,796
5.300%, 02/01/30 1,730,000 1,896,107
Williams Cos., Inc. (The)
2.600%, 03/15/31 240,000 240,070
3.750%, 06/15/27 320,000 348,390
Total 28,692,068
Natural Gas 0.1%
NiSource, Inc.
3.490%, 05/15/27 464,000 501,933
3.600%, 05/01/30 240,000 261,748
Sempra Energy
3.400%, 02/01/28 627,000 674,439
Total 1,438,120
Office REIT 0.2%
Boston Properties LP
3.250%, 01/30/31 732,000 767,838
Corporate Office Properties LP
2.000%, 01/15/29 500,000 484,045
Highwoods Realty LP
2.600%, 02/01/31 80,000 80,114
Kilroy Realty LP
3.050%, 02/15/30 228,000 237,730
Office Properties Income Trust
2.400%, 02/01/27 45,000 43,983
Piedmont Operating Partnership LP
3.150%, 08/15/30 250,000 255,876
Total 1,869,586
Oil Field Services 0.0%
NOV, Inc.
3.600%, 12/01/29 300,000 316,071

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
16 Strategic Beta ETFs | Annual Report 2021
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Other Financial Institutions 0.3%
Blackstone Secured Lending Fund
2.125%, 02/15/27
(a)
300,000 293,779
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.250%, 05/15/27 800,000 831,551
6.250%, 05/15/26 1,589,000 1,664,137
Nationstar Mortgage Holdings, Inc.
5.500%, 08/15/28
(a)
510,000 522,451
Total 3,311,918
Other Industry 0.1%
AECOM
5.125%, 03/15/27 995,000 1,097,731
Rexford Industrial Realty LP
2.125%, 12/01/30 120,000 115,265
Total 1,212,996
Other REIT 0.6%
American Campus Communities Operating Partnership LP
2.850%, 02/01/30 112,000 115,098
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC /
GGSI Sellco LL
5.750%, 05/15/26
(a)
1,146,000 1,185,134
CubeSmart LP
2.000%, 02/15/31 50,000 48,465
4.375%, 02/15/29 260,000 294,999
CyrusOne LP / CyrusOne Finance Corp.
2.150%, 11/01/30 790,000 752,383
3.450%, 11/15/29 390,000 408,249
Digital Realty Trust LP
3.600%, 07/01/29 346,000 376,129
Duke Realty LP
1.750%, 02/01/31 150,000 142,587
EPR Properties
3.750%, 08/15/29 222,000 227,865
4.950%, 04/15/28 304,000 333,393
Extra Space Storage LP
2.550%, 06/01/31 150,000 149,326
HAT Holdings I LLC / HAT Holdings II LLC
3.375%, 06/15/26
(a)
855,000 852,539
Host Hotels & Resorts LP
Series H, 3.375%, 12/15/29 408,000 418,041
Lexington Realty Trust
2.700%, 09/15/30 236,000 236,553
Life Storage LP
2.200%, 10/15/30 240,000 235,881
Safehold Operating Partnership LP
2.800%, 06/15/31 380,000 378,464
Service Properties Trust
4.350%, 10/01/24 750,000 755,799
WP Carey, Inc.
2.400%, 02/01/31 500,000 493,629
Total 7,404,534
Other Utility 0.0%
American Water Capital Corp.
3.750%, 09/01/28 145,000 161,758
Essential Utilities, Inc.
2.704%, 04/15/30 300,000 308,522
Total 470,280
Packaging 0.6%
Amcor Flexibles North America, Inc.
2.630%, 06/19/30 260,000 263,659
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging
Finance PLC
4.000%, 09/01/29
(a)
1,600,000 1,593,025
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.125%, 08/15/26
(a)
800,000 816,201
Avery Dennison Corp.
2.650%, 04/30/30 444,000 451,815
Ball Corp.
2.875%, 08/15/30 860,000 826,280
5.250%, 07/01/25 510,000 568,695
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, 02/01/26 500,000 515,688
Mauser Packaging Solutions Holding Co.
5.500%, 04/15/24
(a)
989,000 990,018
Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer LLC/
Reynolds Gro
4.000%, 10/15/27
(a)
1,400,000 1,369,486
Trivium Packaging Finance BV
5.500%, 08/15/26
(a)
200,000 208,078
Total 7,602,945
Paper 0.3%
Mercer International, Inc.
5.125%, 02/01/29 792,000 787,393
Packaging Corp. of America
3.000%, 12/15/29 608,000 639,988
Rayonier LP
2.750%, 05/17/31 150,000 149,014
Suzano Austria GmbH
3.750%, 01/15/31 894,000 894,220
5.000%, 01/15/30 400,000 430,842
Weyerhaeuser Co.
4.000%, 11/15/29 50,000 56,057
4.000%, 04/15/30 88,000 98,726
WRKCo, Inc.
3.000%, 06/15/33 120,000 124,743
Total 3,180,983
Pharmaceuticals 1.6%
AbbVie, Inc.
2.950%, 11/21/26 240,000 253,726
3.200%, 11/21/29 2,808,000 3,003,402
4.250%, 11/14/28 35,000 39,757
Amgen, Inc.
2.200%, 02/21/27 910,000 928,429
3.200%, 11/02/27 100,000 107,175
Bausch Health Americas, Inc.
8.500%, 01/31/27
(a)
455,000 484,178
Bausch Health Cos., Inc.
5.500%, 11/01/25
(a)
3,487,000 3,546,695
Biogen, Inc.
2.250%, 05/01/30 520,000 511,876
Bristol-Myers Squibb Co.
3.900%, 02/20/28 64,000 71,945
Endo Luxembourg Finance Co. I Sarl / Endo US, Inc.
6.125%, 04/01/29
(a)
3,069,000 3,022,759
Gilead Sciences, Inc.
1.200%, 10/01/27 460,000 443,547
1.650%, 10/01/30 300,000 286,837
Mylan, Inc.
4.550%, 04/15/28 230,000 260,665
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.125%, 04/30/28
(a)
2,000,000 2,027,082

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2021 17
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.125%, 04/30/31
(a)
1,840,000 1,897,785
Regeneron Pharmaceuticals, Inc.
1.750%, 09/15/30 420,000 396,674
Royalty Pharma PLC
1.750%, 09/02/27 320,000 313,770
2.200%, 09/02/30 100,000 96,888
Takeda Pharmaceutical Co. Ltd.
2.050%, 03/31/30 1,200,000 1,171,730
5.000%, 11/26/28 200,000 236,566
Viatris, Inc.
2.700%, 06/22/30 700,000 699,468
Zoetis, Inc.
2.000%, 05/15/30 280,000 274,958
Total 20,075,912
Property & Casualty 0.3%
American Financial Group, Inc.
5.250%, 04/02/30 156,000 188,019
Aon Corp.
3.750%, 05/02/29 210,000 232,793
Assurant, Inc.
2.650%, 01/15/32 760,000 748,138
Brown & Brown, Inc.
2.375%, 03/15/31 100,000 98,682
4.500%, 03/15/29 160,000 181,730
CNA Financial Corp.
3.900%, 05/01/29 420,000 465,751
Enstar Group Ltd.
3.100%, 09/01/31 455,000 445,205
4.950%, 06/01/29 252,000 283,882
Fairfax Financial Holdings Ltd.
3.375%, 03/03/31
(a)
300,000 309,832
Fidelity National Financial, Inc.
2.450%, 03/15/31 160,000 158,661
3.400%, 06/15/30 260,000 277,209
Hanover Insurance Group, Inc. (The)
2.500%, 09/01/30 80,000 79,913
Markel Corp.
3.350%, 09/17/29 330,000 356,361
Willis North America, Inc.
4.500%, 09/15/28 381,000 431,985
Total 4,258,161
Railroads 0.0%
CSX Corp.
3.250%, 06/01/27 197,000 211,794
Norfolk Southern Corp.
2.550%, 11/01/29 340,000 351,468
Total 563,262
Real Estate 0.1%
Alexandria Real Estate Equities, Inc.
2.000%, 05/18/32 905,000 871,686
Refining 0.2%
HollyFrontier Corp.
4.500%, 10/01/30 200,000 218,050
Marathon Petroleum Corp.
3.800%, 04/01/28 310,000 338,197
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, 02/15/28 1,439,000 1,045,806
9.250%, 05/15/25
(a)
994,000 964,486
Valero Energy Corp.
4.350%, 06/01/28 227,000 254,326
Total 2,820,865
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Restaurants 0.5%
1011778 BC ULC / New Red Finance, Inc.
3.875%, 01/15/28
(a)
725,000 723,226
4.000%, 10/15/30
(a)
2,280,000 2,211,821
McDonald's Corp.
Series MTN, 2.625%, 09/01/29 516,000 535,311
Starbucks Corp.
2.550%, 11/15/30 440,000 449,329
3.550%, 08/15/29 100,000 110,081
4.000%, 11/15/28 64,000 72,367
Yum! Brands, Inc.
3.625%, 03/15/31 950,000 939,189
4.625%, 01/31/32 571,000 595,384
Total 5,636,708
Retail 0.0%
Genuine Parts Co.
1.875%, 11/01/30 160,000 151,791
Retail REIT 0.3%
Agree LP
2.900%, 10/01/30 90,000 92,466
Brixmor Operating Partnership LP
4.050%, 07/01/30 360,000 397,469
4.125%, 05/15/29 290,000 323,841
Federal Realty Investment Trust
3.500%, 06/01/30 500,000 539,781
Kimco Realty Corp.
2.700%, 10/01/30 50,000 51,345
National Retail Properties, Inc.
4.300%, 10/15/28 150,000 169,482
Regency Centers LP
2.950%, 09/15/29 50,000 52,194
3.700%, 06/15/30 370,000 405,027
Retail Properties of America, Inc.
4.750%, 09/15/30 195,000 214,318
Spirit Realty LP
3.200%, 02/15/31 400,000 414,105
STORE Capital Corp.
2.750%, 11/18/30 240,000 240,000
VEREIT Operating Partnership LP
2.850%, 12/15/32 240,000 248,564
3.100%, 12/15/29 50,000 53,134
3.400%, 01/15/28 50,000 53,669
3.950%, 08/15/27 18,000 19,923
Total 3,275,318
Retailers 0.7%
Advance Auto Parts, Inc.
3.900%, 04/15/30 222,000 244,853
AutoZone, Inc.
4.000%, 04/15/30 360,000 405,171
Bath & Body Works, Inc.
6.625%, 10/01/30
(a)
1,336,000 1,495,007
Best Buy Co., Inc.
1.950%, 10/01/30 380,000 366,545
Dollar General Corp.
3.500%, 04/03/30 540,000 588,249
3.875%, 04/15/27 37,000 40,890
Dollar Tree, Inc.
4.000%, 05/15/25 514,000 556,713
Hanesbrands, Inc.
4.875%, 05/15/26
(a)
1,056,000 1,129,287

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
18 Strategic Beta ETFs | Annual Report 2021
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Lowe's Cos., Inc.
2.625%, 04/01/31 240,000 245,038
3.650%, 04/05/29 419,000 462,426
Michaels Cos., Inc. (The)
5.250%, 05/01/28
(a)
1,520,000 1,536,448
O'Reilly Automotive, Inc.
4.350%, 06/01/28 320,000 365,554
PetSmart, Inc. / PetSmart Finance Corp.
4.750%, 02/15/28
(a)
1,500,000 1,541,666
Ross Stores, Inc.
1.875%, 04/15/31 150,000 144,390
Total 9,122,237
Supermarkets 0.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons
LLC
3.500%, 03/15/29
(a)
1,512,000 1,490,122
4.625%, 01/15/27
(a)
895,000 936,418
Kroger Co. (The)
3.700%, 08/01/27 199,000 218,312
Total 2,644,852
Technology 4.1%
Amphenol Corp.
2.800%, 02/15/30 416,000 431,271
Arrow Electronics, Inc.
3.250%, 09/08/24 44,000 46,237
Avaya, Inc.
6.125%, 09/15/28
(a)
1,556,000 1,620,106
Avnet, Inc.
3.000%, 05/15/31 45,000 44,808
Black Knight InfoServ LLC
3.625%, 09/01/28
(a)
700,000 697,331
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.875%, 01/15/27 1,055,000 1,143,054
Broadcom, Inc.
3.469%, 04/15/34
(a)
1,150,000 1,184,605
Broadridge Financial Solutions, Inc.
2.600%, 05/01/31 50,000 50,350
2.900%, 12/01/29 180,000 186,849
Citrix Systems, Inc.
3.300%, 03/01/30 145,000 147,089
Clarivate Science Holdings Corp.
3.875%, 07/01/28
(a)
240,000 237,275
CommScope, Inc.
4.750%, 09/01/29
(a)
1,500,000 1,471,287
6.000%, 03/01/26
(a)
1,223,000 1,266,761
Dell International LLC / EMC Corp.
4.900%, 10/01/26 581,000 662,420
5.300%, 10/01/29 500,000 601,328
Equinix, Inc.
2.150%, 07/15/30 496,000 483,185
3.200%, 11/18/29 150,000 158,081
Fidelity National Information Services, Inc.
2.250%, 03/01/31 740,000 727,290
Fiserv, Inc.
3.500%, 07/01/29 1,262,000 1,361,822
Flex Ltd.
4.875%, 06/15/29 504,000 573,168
Fortinet, Inc.
2.200%, 03/15/31 240,000 237,244
Global Payments, Inc.
3.200%, 08/15/29 926,000 968,528
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
HP, Inc.
2.650%, 06/17/31
(a)
1,000,000 984,583
Imola Merger Corp.
4.750%, 05/15/29
(a)
2,774,000 2,850,624
Iron Mountain, Inc.
4.500%, 02/15/31
(a)
370,000 373,116
5.250%, 07/15/30
(a)
1,433,000 1,497,901
Jabil, Inc.
3.000%, 01/15/31 250,000 255,408
Juniper Networks, Inc.
3.750%, 08/15/29 120,000 130,660
Keysight Technologies, Inc.
3.000%, 10/30/29 330,000 346,951
KLA Corp.
4.100%, 03/15/29 100,000 113,534
Leidos, Inc.
2.300%, 02/15/31 500,000 481,636
LogMeIn, Inc.
5.500%, 09/01/27
(a)
1,269,000 1,271,002
Marvell Technology, Inc.
2.950%, 04/15/31 760,000 775,296
Microchip Technology, Inc.
4.250%, 09/01/25 780,000 811,025
Micron Technology, Inc.
4.185%, 02/15/27 76,000 83,796
4.663%, 02/15/30 610,000 697,925
Motorola Solutions, Inc.
4.600%, 05/23/29 380,000 437,493
MSCI, Inc.
3.875%, 02/15/31
(a)
900,000 929,380
4.000%, 11/15/29
(a)
808,000 844,524
NCR Corp.
5.125%, 04/15/29
(a)
2,014,000 2,060,111
NetApp, Inc.
2.700%, 06/22/30 380,000 386,341
NortonLifeLock, Inc.
5.000%, 04/15/25
(a)
1,322,000 1,339,538
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.400%, 05/01/30
(a)
510,000 546,982
4.300%, 06/18/29
(a)
80,000 90,166
Open Text Corp.
3.875%, 02/15/28
(a)
940,000 947,408
Open Text Holdings, Inc.
4.125%, 02/15/30
(a)
1,160,000 1,179,681
Oracle Corp.
2.875%, 03/25/31 2,000,000 2,048,705
Qorvo, Inc.
4.375%, 10/15/29 934,000 1,003,474
Sabre GLBL, Inc.
7.375%, 09/01/25
(a)
1,250,000 1,330,912
Sensata Technologies BV
4.000%, 04/15/29
(a)
600,000 609,308
ServiceNow, Inc.
1.400%, 09/01/30 656,000 612,582
Square, Inc.
3.500%, 06/01/31
(a)
1,924,000 1,972,892
SS&C Technologies, Inc.
5.500%, 09/30/27
(a)
1,737,000 1,829,703
Verisk Analytics, Inc.
4.125%, 03/15/29 160,000 180,778

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2021 19
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
VMware, Inc.
2.200%, 08/15/31 500,000 486,902
3.900%, 08/21/27 265,000 290,662
Vontier Corp.
2.950%, 04/01/31
(a)
1,330,000 1,314,327
Western Digital Corp.
4.750%, 02/15/26 2,339,000 2,569,758
Western Union Co. (The)
2.750%, 03/15/31 160,000 159,663
Xerox Corp.
4.375%, 03/15/23 1,160,000 1,197,840
Total 49,342,676
Tobacco 0.4%
Altria Group, Inc.
4.800%, 02/14/29 1,150,000 1,310,801
BAT Capital Corp.
2.259%, 03/25/28 860,000 843,130
3.557%, 08/15/27 660,000 698,296
Vector Group Ltd.
5.750%, 02/01/29
(a)
1,510,000 1,506,335
Total 4,358,562
Transportation Services 0.2%
FedEx Corp.
2.400%, 05/15/31 500,000 501,213
3.400%, 02/15/28 290,000 316,265
GXO Logistics, Inc.
2.650%, 07/15/31
(a)
150,000 148,781
XPO Logistics, Inc.
6.250%, 05/01/25
(a)
984,000 1,036,686
Total 2,002,945
Wireless 1.9%
Altice Financing SA
5.750%, 08/15/29
(a)
500,000 492,431
Altice France SA
5.500%, 10/15/29
(a)
4,000,000 3,921,566
American Tower Corp.
1.875%, 10/15/30 250,000 237,835
2.750%, 01/15/27 342,000 355,421
3.800%, 08/15/29 125,000 137,429
Crown Castle International Corp.
2.100%, 04/01/31 500,000 479,392
3.650%, 09/01/27 245,000 265,774
SBA Communications Corp.
3.125%, 02/01/29
(a)
1,640,000 1,574,741
3.875%, 02/15/27 1,010,000 1,041,140
Sprint Corp.
7.625%, 03/01/26 1,618,000 1,941,823
T-Mobile USA, Inc.
3.500%, 04/15/31 910,000 943,376
3.750%, 04/15/27 697,000 756,495
3.875%, 04/15/30 3,154,000 3,450,360
4.750%, 02/01/28 1,800,000 1,899,900
VEON Holdings BV
3.375%, 11/25/27
(a)
1,700,000 1,698,880
Vmed O2 UK Financing I PLC
4.750%, 07/15/31
(a)
800,000 804,258
VMware, Inc.
4.700%, 05/15/30 100,000 116,700
Vodafone Group PLC
7.000%, 04/04/79 2,088,000 2,522,766
Total 22,640,287
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Wirelines 1.8%
AT&T, Inc.
2.550%, 12/01/33 1,650,000 1,600,212
4.300%, 02/15/30 1,191,000 1,352,668
Frontier Communications Holdings LLC
5.000%, 05/01/28
(a)
660,000 673,302
5.875%, 10/15/27
(a)
2,544,000 2,674,098
Iliad Holding SAS
7.000%, 10/15/28
(a)
1,500,000 1,545,137
Level 3 Financing, Inc.
4.250%, 07/01/28
(a)
1,020,000 1,010,055
4.625%, 09/15/27
(a)
950,000 974,176
Lumen Technologies, Inc.
4.000%, 02/15/27
(a)
700,000 702,821
5.125%, 12/15/26
(a)
2,255,000 2,309,421
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
7.875%, 02/15/25
(a)
1,650,000 1,737,073
Verizon Communications, Inc.
2.355%, 03/15/32
(a)
2,000,000 1,969,590
2.550%, 03/21/31 1,420,000 1,431,927
Vodafone Group PLC
4.375%, 05/30/28 1,022,000 1,164,987
Windstream Escrow LLC / Windstream Escrow Finance Corp.
7.750%, 08/15/28
(a)
1,240,000 1,312,131
Zayo Group Holdings, Inc.
4.000%, 03/01/27
(a)
1,564,000 1,518,688
Total 21,976,286
Total Corporate Bonds
(Cost $612,332,212) 617,597,841
Foreign Government Obligations
(d),(e)
  23.5%
Principal
Amount ($) Value ($)
Australia Government Bond
Series 138, 3.250%, 04/21/29 AUD 7,619,000 6,334,788
Series 160, 1.000%, 12/21/30 AUD 4,038,000 2,811,052
Series 155, 2.500%, 05/21/30 AUD 5,362,000 4,246,338
Brazilian Government International Bond
4.625%, 01/13/28 1,800,000 1,846,639
3.875%, 06/12/30 11,125,000 10,391,846
Canadian Government Bond
1.250%, 06/01/30 CAD 17,285,000 13,488,461
CITIC Ltd.
Series EMTN, 3.700%, 06/14/26 200,000 212,446
Series EMTN, 3.875%, 02/28/27 200,000 214,829
Colombia Government International Bond
4.500%, 03/15/29 3,800,000 4,017,418
3.125%, 04/15/31 7,330,000 6,866,487
Dominican Republic International Bond
Series REGS, 5.950%, 01/25/27 1,245,000 1,389,524
Series REGS, 4.500%, 01/30/30 4,100,000 4,144,992
Series REGS, 4.875%, 09/23/32 5,412,000 5,490,403
Export-Import Bank of India
Series REGS, 3.875%, 02/01/28 3,350,000 3,593,010
Series REGS, 3.250%, 01/15/30 627,000 637,226
French Republic Government Bond OAT
5.750%, 10/25/32 EUR 1,724,000 3,185,954
1.500%, 05/25/31 EUR 7,738,000 10,054,044
Guatemala Government Bond
Series REGS, 4.875%, 02/13/28 3,180,000 3,450,502
Indonesia Government International Bond
3.850%, 10/15/30 3,207,000 3,575,726

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
20 Strategic Beta ETFs | Annual Report 2021
Foreign Government Obligations
(d),(e)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Series REGS, 4.750%, 01/08/26 1,160,000 1,306,675
Series REGS, 8.500%, 10/12/35 2,927,000 4,614,570
Italy Buoni Poliennali Del Tesoro
5.250%, 11/01/29 EUR 903,000 1,401,072
6.000%, 05/01/31 EUR 6,908,000 11,580,891
Ivory Coast Government International Bond
Series REGS, 6.125%, 06/15/33 2,400,000 2,518,707
Series REGS, 6.375%, 03/03/28 2,000,000 2,186,187
Japan Government Ten Year Bond
Series 358, 0.100%, 03/20/30 JPY 573,900,000 5,069,415
Series 360, 0.100%, 09/20/30 JPY 465,100,000 4,102,384
Series 359, 0.100%, 06/20/30 JPY 206,000,000 1,819,068
Series 362, 0.100%, 03/20/31 JPY 61,500,000 541,115
Japan Government Twenty Year Bond
Series 128, 1.900%, 06/20/31 JPY 30,000,000 309,021
Series 123, 2.100%, 12/20/30 JPY 38,000,000 395,558
Series 140, 1.700%, 09/20/32 JPY 28,000,000 286,883
Series 145, 1.700%, 06/20/33 JPY 69,000,000 711,962
Mexico Government International Bond
4.500%, 04/22/29 1,100,000 1,230,845
3.250%, 04/16/30 3,100,000 3,166,708
2.659%, 05/24/31 3,632,000 3,502,322
New Zealand Government Bond
Series 0429, 3.000%, 04/20/29 NZD 17,928,000 13,279,929
Norway Government Bond
Series 482, 1.375%, 08/19/30
(a)
NOK 119,830,000 13,815,163
Oman Government International Bond
Series REGS, 6.000%, 08/01/29 2,000,000 2,145,728
Series REGS, 4.750%, 06/15/26 200,000 205,708
Series REGS, 5.625%, 01/17/28 8,083,000 8,509,995
Panama Government International Bond
6.700%, 01/26/36 5,766,000 7,692,137
2.252%, 09/29/32 4,384,000 4,130,115
Paraguay Government International Bond
4.950%, 04/28/31
(a)
800,000 896,980
Series REGS, 4.950%, 04/28/31 1,600,000 1,793,959
Series REGS, 2.739%, 01/29/33 1,000,000 961,841
Perusahaan Penerbit SBSN Indonesia III
Series REGS, 4.150%, 03/29/27 6,440,000 7,173,040
Peruvian Government International Bond
8.750%, 11/21/33 4,047,000 6,269,861
2.783%, 01/23/31 9,699,000 9,669,621
Philippine Government International Bond
9.500%, 02/02/30 5,674,000 8,790,251
3.000%, 02/01/28 2,800,000 2,986,629
Republic of South Africa Government
International Bond
4.300%, 10/12/28 3,840,000 3,875,733
4.850%, 09/30/29 4,650,000 4,770,480
Russian Foreign Bond - Eurobond
Series REGS, 4.375%, 03/21/29 4,600,000 5,186,011
Series REGS, 5.100%, 03/28/35 8,800,000 10,527,357
Sharjah Sukuk Program Ltd.
3.234%, 10/23/29 500,000 506,317
Series EMTN, 4.226%, 03/14/28 4,000,000 4,304,621
Sweden Government Bond
Series 1056, 2.250%, 06/01/32 SEK 17,020,000 2,363,133
Series 1062, 0.125%, 05/12/31
(a)
SEK 76,130,000 8,670,337
Series 1061, 0.750%, 11/12/29
(a)
SEK 22,800,000 2,743,969
United Kingdom Gilt
4.750%, 12/07/30 GBP 3,719,000 6,775,174
Foreign Government Obligations
(d),(e)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
0.875%, 10/22/29 GBP 4,991,000 6,822,223
Uruguay Government International Bond
4.375%, 10/27/27 3,373,000 3,843,880
4.375%, 01/23/31 5,218,000 6,024,254
Total Foreign Government Obligations
(Cost $289,490,957) 285,429,514
U.S. Government & Agency Obligations   15.0%
Principal
Amount ($) Value ($)
Uniform Mortgage-Backed Security TBA 13.3%
1.500%, 11/15/51 9,700,000 9,392,707
2.000%, 11/15/51 78,290,000 78,274,708
2.500%, 12/15/51 43,970,000 45,050,356
3.000%, 11/15/51
(f)
12,200,000 12,729,461
3.500%, 11/15/51 5,529,000 5,843,030
4.000%, 11/15/51 5,195,000 5,562,293
4.500%, 11/15/51
(f)
4,055,000 4,383,202
Total 161,235,757
Federal Home Loan Mortgage Corporation 1.3%
2.500%, 08/01/50 6,799,106 6,987,463
3.000%, 01/01/50 347,989 363,028
3.000%, 02/01/50 355,021 370,558
3.000%, 08/01/50 5,209,111 5,432,590
3.500%, 08/01/47 656,611 697,863
3.500%, 08/01/49 206,548 217,961
3.500%, 09/01/49 249,885 263,682
3.500%, 10/01/49 278,236 293,639
3.500%, 11/01/49 267,958 282,771
3.500%, 02/01/50 319,580 337,075
4.000%, 08/01/49 244,849 261,676
4.000%, 09/01/49 276,936 295,974
Total 15,804,280
Federal National Mortgage Association 0.4%
3.000%, 12/01/49 333,331 348,030
3.000%, 01/01/50 428,281 447,799
3.000%, 01/01/50 347,627 363,111
3.000%, 02/01/50 341,847 356,786
3.000%, 03/01/50 357,404 373,033
3.500%, 04/01/49 76,936 81,256
3.500%, 08/01/49 217,309 229,205
3.500%, 09/01/49 377,409 398,628
3.500%, 09/01/49 240,137 253,575
3.500%, 10/01/49 263,121 277,525
3.500%, 12/01/49 307,290 324,469
3.500%, 02/01/50 317,362 334,736
4.000%, 09/01/47 310,579 334,538
4.000%, 03/01/48 565,168 607,904
4.000%, 05/01/49 69,250 74,083
Total 4,804,678
Total U.S. Government & Agency
Obligations
(Cost $181,499,447) 181,844,715
U.S. Treasury Obligations   17.4%
Principal
Amount ($) Value ($)
U.S. Treasury Bill 7.4%
0.041%, 01/27/22 5,000,000 4,999,374
0.048%, 12/30/21 25,000,000 24,996,848
0.048%, 01/06/22 25,000,000 24,997,047
0.048%, 01/13/22 25,000,000 24,996,975
0.049%, 03/31/22 5,000,000 4,998,867

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2021 21
Notes to Portfolio of Investments
U.S. Treasury Obligations (continued)
Issue
Description
Principal
Amount ($) Value ($)
0.482%, 03/24/22 5,000,000 4,998,830
Total 89,987,941
U.S. Treasury Bond 6.1%
1.125%, 05/15/40 260,000 225,306
1.750%, 08/15/41 1,349,000 1,298,834
1.875%, 02/15/41 19,988,000 19,663,195
1.875%, 02/15/51 29,678,000 29,200,370
2.000%, 08/15/51 4,194,000 4,255,599
2.250%, 05/15/41 487,000 508,839
2.375%, 11/15/49 2,562,000 2,803,389
2.375%, 05/15/51 6,269,000 6,892,961
3.000%, 05/15/42 1,629,000 1,913,312
3.375%, 05/15/44 2,230,000 2,796,211
3.375%, 11/15/48 2,110,000 2,753,550
3.750%, 11/15/43 1,273,300 1,675,185
Total 73,986,751
U.S. Treasury Obligations (continued)
Issue
Description
Principal
Amount ($) Value ($)
U.S. Treasury Note 3.9%
1.125%, 02/15/31 24,670,000 23,810,405
1.250%, 08/15/31 10,393,000 10,099,073
1.625%, 05/15/31 9,093,000 9,161,197
2.625%, 02/15/29 4,013,000 4,334,667
Total 47,405,342
Total U.S. Treasury Obligations
(Cost $207,745,848) 211,380,034
Money Market Funds 5.9%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
0.030%
(g)
72,066,815 72,066,815
Total Money Market Funds
(Cost $72,066,815) 72,066,815
Total Investments in Securities
(Cost $1,363,135,279) 1,368,318,919
Other Assets & Liabilities, Net (152,807,983)
Net Assets 1,215,510,936
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2021, the total value of these securities amounted to $295,640,693, which represents 24.32% of total net assets.
(b) Variable rate security. The interest rate shown was the current rate as of October 31, 2021.
(c) Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(d) Principal amounts are shown in United States Dollars unless otherwise noted.
(e) Principal and interest may not be guaranteed by a governmental entity.
(f) Represents a security purchased on a when-issued basis.
(g) The rate shown is the seven-day current annualized yield at October 31, 2021.
Abbreviation Legend
LIBOR London Interbank Offered Rates
PJSC Private Joint Stock Company
SOFR Secured Overnight Financing Rate
TBA To Be Announced
Currency Legend
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
GBP Pound Sterling
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
22 Strategic Beta ETFs | Annual Report 2021
Fair Value Measurements (continued)
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2021:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Corporate Bonds – 617,597,841 – 617,597,841
Foreign Government Obligations – 285,429,514 – 285,429,514
U.S. Government & Agency Obligations – 181,844,715 – 181,844,715
U.S. Treasury Obligations 211,380,034 – – 211,380,034
Money Market Funds 72,066,815 – – 72,066,815
Total Investments in Securities 283,446,849 1,084,872,070 – 1,368,318,919
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2021 23
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,363,135,279) $1,368,318,919
Foreign currency (cost $3,719) 3,001
Receivable for:
Investments sold on a delayed delivery basis 45,043,408
Interest 9,485,857
Investments sold 2,675,372
Dividends 43,620
Reclaims receivable 11,680
Total assets 1,425,581,857
Liabilities
Payable for:
Investments purchased on a delayed delivery basis 206,086,462
Investments purchased 3,696,066
Investment management fees 288,393
Total liabilities 210,070,921
Net assets applicable to outstanding capital stock $1,215,510,936
Represented by:
Paid-in capital $1,217,378,613
Total distributable earnings (loss) (1,867,677)
Total - representing net assets applicable to outstanding capital stock $1,215,510,936
Shares outstanding 57,100,000
Net asset value per share $21.29

STATEMENT OF OPERATIONS
Year Ended October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
24 Strategic Beta ETFs | Annual Report 2021
Investment Income:
Interest $26,005,469
Dividends - unaffiliated issuers 48,932
Foreign taxes withheld (153,181)
Total income 25,901,220
Expenses:
Investment management fees 2,772,311
Net Investment Income 23,128,909
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers (5,897,365)
In-kind transactions 1,104,827
Foreign currency translations (5,252)
Net realized loss (4,797,790)
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers (7,556,525)
Foreign currency translations (2,717)
Net change in unrealized depreciation (7,559,242)
Net realized and unrealized loss (12,357,032)
Net Increase in net assets resulting from operations $10,771,877

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2021 25
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income $23,128,909 $9,507,934
Net realized loss (4,797,790) (2,915,456)
Net change in unrealized appreciation (depreciation) (7,559,242) 6,738,128
Net increase in net assets resulting from operations 10,771,877 13,330,606
Distributions to shareholders
Net investment income and net realized gains (23,545,137) (8,838,484)
Shareholder transactions
Proceeds from shares sold 698,714,370 377,579,960
Cost of shares redeemed (6,489,712) (39,239,227)
Net increase in net assets resulting from shareholder transactions 692,224,658 338,340,733
Increase in net assets 679,451,398 342,832,855
Net Assets:
Net assets beginning of year 536,059,538 193,226,683
Net assets at end of year $1,215,510,936 $536,059,538
Capital stock activity
Shares outstanding, beginning of year 25,100,050 9,300,050
Subscriptions 32,300,000 17,900,000
Redemptions (300,050) (2,100,000)
Shares outstanding, end of year 57,100,000 25,100,050

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
26 Strategic Beta ETFs | Annual Report 2021
The following table is intended to help you understand the Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020, Market Price
returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year.
The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year Ended October 31 ,
2017
(a)
2021 2020 2019 2018
Per share data
Net asset value, beginning of
year
$21.36 $20.78 $18.86 $19.94 $20.00
Income (loss) from investment operations:
Net investment income 0.50 0.60 0.72 0.67 0.03
Net realized and unrealized gain (loss) (0.04) 0.57 1.91 (1.13) (0.09)
Total from investment operations 0.46 1.17 2.63 (0.46) (0.06)
Less distributions to shareholders:
Net investment income (0.53) (0.59) (0.71) (0.62) –
Total distribution to shareholders (0.53) (0.59) (0.71) (0.62) –
Net asset value, end of year $21.29 $21.36 $20.78 $18.86 $19.94
Total Return at NAV 2.16% 5.71% 14.21% (2.32)% (0.30)%
Total Return at Market 1.97% 5.69% 14.78% (2.68)% (0.15)%
Ratios to average net assets:
Total gross expenses
(b)
0.28% 0.28% 0.28% 0.28%
(c)
0.28%
(d)
Total net expenses
(b)(e)
0.28% 0.28% 0.28% 0.24%
(c)
–%
(d)
Net investment income 2.34% 2.87% 3.62% 3.49% 3.10%
(d)
Supplemental data
Net assets, end of
year
(in thousands) $1,215,511 $536,060 $193,227 $84,884 $29,917
Portfolio turnover 171% 156% 171% 140% –%
(a) The Fund commenced operations on October 12, 2017. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) The ratio includes less than 0.01% for the year ended October 31, 2018 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(d) Annualized
(e) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
October 31, 2021
Strategic Beta ETFs | Annual Report 2021 27
Note 1. Organization
Columbia Diversified Fixed Income Allocation ETF (the Fund), a series of Columbia ETF Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares (without par value).
Fund Shares
The market prices of the Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Funds’ principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds’ shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies
(ASC946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles
(GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2021
28 Strategic Beta ETFs | Annual Report 2021
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.
Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of
Operations.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2021
Strategic Beta ETFs | Annual Report 2021 29
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-
issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the
Fund are charged to the Fund.
Determination of net asset value
The NAV per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern
Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, the Fund is treated as a separate entity. The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2021
30 Strategic Beta ETFs | Annual Report 2021
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Fund, if any; brokerage fees and commissions and any other portfolio transaction expenses; interest and fee expense related to the Fund’s participation in inverse floater structures; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to 0.28% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Fund. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The deferred amount is adjusted for market value changes and remains until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the
Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2021
Strategic Beta ETFs | Annual Report 2021 31
At October 31, 2021, these differences are primarily due to differing treatments for deferral/reversal of wash sale losses, foreign currency transactions, capital loss carryforwards, principal and/or interest of fixed income securities and reversal of capital gains (losses) on a redemption-in-kind. To the extent these differences are permanent, reclassifications are made among the components of the Fund’s net assets.
Temporary differences do not require reclassifications. The following reclassifications were made:
The tax character of distributions paid during the years indicated was as follows:
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At October 31, 2021, the components of distributable earnings on a tax basis were as follows:
At October 31, 2021, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2021, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended October
31, 2021, capital loss carryforwards utilized, if any, were as follows:
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $1,880,840,402 and $1,668,168,702, respectively, for the year ended October 31, 2021, of which
$90,238,503 and $74,375,825, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Undistributed
net investment
income ($)
Accumulated net
realized gain (loss) ($) Paid-in capital ($)
1,648,938 (2,749,306) 1,100,368
Year Ended October 31, 2021 Year Ended October 31, 2020
Ordinary income
($)
Long-term
capital gain ($) Total ($)
Ordinary income
($)
Long-term
capital gain ($) Total ($)
23,545,137 - 23,545,137 8,838,484 - 8,838,484
Undistributed
ordinary income ($)
Undistributed long-term
capital gains ($)
Capital loss
carryforwards ($)
Net unrealized
appreciation ($)
2,474,499 - (8,284,937) 3,942,761
Federal
tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation ($)
1,364,376,158 20,004,504 (16,061,743) 3,942,761
No expiration
short-term ($)
No expiration long-term
($) Total ($) Utilized ($)
8,284,937 - 8,284,937 -

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2021
32 Strategic Beta ETFs | Annual Report 2021
Note 6. In-kind transactions
The Fund may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the year ended October 31, 2021, the cost basis of securities contributed was $487,911,293.
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the year ended October 31, 2021, the in-kind redemption cost basis was $5,322,154, the proceeds from sales were $6,426,981 and the net realized gain was $1,104,827.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.
The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of
0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-
month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the year ended October 31, 2021.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-
yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-
rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2021
Strategic Beta ETFs | Annual Report 2021 33
In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Fund’s net asset value.
The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the
Fund.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its tracking index. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of, its tracking index, regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from a tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2021
34 Strategic Beta ETFs | Annual Report 2021
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.

Strategic Beta ETFs | Annual Report 2021 35
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Board of Trustees of Columbia ETF Trust I and Shareholders of Columbia Diversified Fixed Income Allocation ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia
Diversified Fixed Income Allocation ETF (one of the funds constituting Columbia ETF Trust I, referred to hereafter as the
"Fund") as of October 31, 2021, the related statement of operations for the year ended October 31, 2021, the statement of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the four years in the period ended October 31, 2021 and for the period October 12,
2017 (commencement of operations) through October 31, 2017 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of
October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2021 and the financial highlights for each of the four years in the period ended
October 31, 2021 and for the period October 12, 2017 (commencement of operations) through October 31, 2017 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
December 21, 2021
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

FEDERAL INCOME TAX INFORMATION
(Unaudited)
36 Strategic Beta ETFs | Annual Report 2021
The Fund hereby designates the following tax attributes for the ﬁscal year ended October 31, 202 1 . Shareholders will be notiﬁed in early 202 2 of the amounts for use in preparing 202 1 income tax returns.
The Fund reports the following for ordinary income distributions:
Fund
Columbia Diversified Fixed Income Allocation ETF $23,545,137

TRUSTEES AND OFFICERS
Strategic Beta ETFs | Annual Report 2021 37
The Board oversees the Funds' operations and appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Funds' Trustees as of the printing of this report, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. The year set forth beneath Length of Service in the table below is the year in which the Trustee was first appointed or elected as Trustee to any Fund currently in the Columbia Funds Complex or a predecessor thereof. Under current Board policy, each Trustee generally serves until December 31 of the year such
Trustee turns seventy-five (75).
Independent trustees
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
George S. Batejan
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1953
Trustee
2017
Executive Vice President, Global Head of
Technology and Operations, Janus Capital
Group, Inc., 2010-2016
171 Former Chairman of the
Board, NICSA (National
Investment Company
Services Association)
(Executive Committee,
Nominating Committee
and Governance
Committee), 2014-2016;
former Director, Intech
Investment Management,
2011-2016; former Board
Member, Metro Denver
Chamber of Commerce,
2015-2016; former
Advisory Board Member,
University of Colorado
Business School,
2015-2018
Kathleen Blatz
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee
2006
Attorney, specializing in arbitration and
mediation; Chief Justice, Minnesota
Supreme Court, 1998-2006; Associate
Justice, Minnesota Supreme Court,
1996-1998; Fourth Judicial District Court
Judge, Hennepin County, 1994-1996;
Attorney in private practice and public
service, 1984-1993; State Representative,
Minnesota House of Representatives,
1979-1993, which included service on the
Tax and Financial Institutions and Insurance
Committees; Member and Interim Chair,
Minnesota Sports Facilities Authority,
January - July 2017; Interim President and
Chief Executive Officer, Blue Cross and Blue
Shield of Minnesota (health care insurance),
February - July 2018
171 Trustee, BlueCross
BlueShield of Minnesota
since 2009 (Chair of the
Business Development
Committee, 2014-2017;
Chair of the Governance
Committee,  2017-2019);
former Member and Chair
of the Board, Minnesota
Sports Facilities Authority,
January 2017 – July
2017; Director, Robina
Foundation, 2009-2020
(Chair, 2014-2020)

TRUSTEES AND OFFICERS
(continued)
38 Strategic Beta ETFs | Annual Report 2021
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Pamela G. Carlton
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee
2007
President, Springboard- Partners in Cross
Cultural Leadership (consulting company)
since 2003; Managing Director of US Equity
Research, JP Morgan Chase, 1999-2003;
Director of US Equity Research, Chase Asset
Management, 1996- 1999; Co-Director Latin
America Research, 1993-1996, COO Global
Research, 1992-1996, Co-Director of US
Research, 1991-1992, Investment Banker,
Morgan Stanley, 1982-1991; Attorney, Cleary
Gottlieb Steen & Hamilton LLP, 1980-1982
171 Trustee, New York
Presbyterian Hospital
Board (Executive
Committee and Chair of
People Committee) since
1996; Director, DR Bank
(Audit Committee) since
2017; Director, Evercore
Inc. (Audit Committee,
Nominating and
Governance Committee)
since 2019
Janet Langford Carrig
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1957
Trustee
1996
Senior Vice President, General Counsel
and Corporate Secretary, ConocoPhillips
(independent energy company), September
2007-October 2018
169 Director, EQT Corporation
(natural gas producer)
since 2019; Director,
Whiting Petroleum
Corporation (independent
oil and gas company)
since 2020
J. Kevin Connaughton
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1964
Trustee
2020
(a)
Member, FINRA National Adjudicatory
Council since January 2020; Adjunct
Professor of Finance, Bentley University
since January 2018; Managing Director and
General Manager of Mutual Fund Products,
Columbia Management Investment Advisers,
LLC, May 2010-February 2015; President,
Columbia Funds, 2008-2015; and senior
officer of Columbia Funds and affiliated
funds, 2003-2015
169 Director, The Autism
Project since March
2015; former Member
of the Investment
Committee, St. Michael’s
College, November
2015-February 2020;
former Trustee, St.
Michael’s College,
June 2017-September
2019; former Trustee,
New Century Portfolios,
January 2015-December
2017
Olive M. Darragh
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1962
Trustee
2020
(a)
Managing Director of Darragh Inc. (strategy
and talent management consulting firm)
since 2010; Founder and CEO, Zolio,
Inc. (investment management talent
identification platform) since 2004; Partner,
Tudor Investments, 2004-2010; Senior
Partner, McKinsey & Company (consulting),
2001-2004
169 Former Director, University
of Edinburgh Business
School (Member of US
Board); former Director,
Boston Public Library
Foundation
Patricia M. Flynn
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1950
Trustee
2004
Trustee Professor of Economics and
Management, Bentley University since 1976
(also teaches and conducts research on
corporate governance); Dean, McCallum
Graduate School of Business, Bentley
University, 1992-2002
171 Trustee, MA Taxpayers
Foundation since 1997;
Board of Governors,
Innovation Institute, MA
Technology Collaborative
since 2010; Board
of Directors, The MA
Business Roundtable
2003-2019

TRUSTEES AND OFFICERS
(continued)
Strategic Beta ETFs | Annual Report 2021 39
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Brian J. Gallagher
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee
2017
Retired; Partner with Deloitte & Touche LLP
and its predecessors, 1977-2016
171 Trustee, Catholic Schools
Foundation since 2004
Douglas A. Hacker
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1955
Co-Chair since
2021; Chair of
CFST I and
CFVIT since
2014; Trustee of
CFST I and
CFVIT since
1996 and CFST,
CFST II, CFVST
II, CET I and
CET II since
2021
Independent business executive since May
2006; Executive Vice President – Strategy
of United Airlines, December 2002-May
2006; President of UAL Loyalty Services
(airline marketing company), September
2001-December 2002; Executive Vice
President and Chief Financial Officer of
United Airlines, July 1999-September 2001
169 Director, Spartan
Nash Company (food
distributor); Director,
Aircastle Limited (Chair of
Audit Committee) (aircraft
leasing); former Director,
Nash Finch Company
(food distributor), 2005-
2013; former Director,
SeaCube Container
Leasing Ltd. (container
leasing), 2010-2013; and
former Director, Travelport
Worldwide Limited (travel
information technology),
2014-2019
Nancy T. Lukitsh
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1956
Trustee
2011
Senior Vice President, Partner and Director
of Marketing, Wellington Management
Company, LLP (investment adviser), 1997-
2010; Chair, Wellington Management
Portfolios (commingled non-U.S. investment
pools), 2007 -2010; Director, Wellington
Trust Company, NA and other Wellington
affiliates, 1997-2010
169 None
David M. Moffett
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street,
Boston, MA 02210
1952
Trustee
2011
Retired; Consultant to Bridgewater and
Associates
169 Director, CSX Corporation
(transportation suppliers);
Director, Genworth
Financial, Inc. (financial
and insurance products
and services); Director,
PayPal Holdings Inc.
(payment and data
processing services);
Trustee, University of
Oklahoma Foundation;
former Director, eBay
Inc. (online trading
community), 2007-2015;
and former Director,
CIT Bank, CIT Group
Inc. (commercial and
consumer finance),
2010-2016

TRUSTEES AND OFFICERS
(continued)
40 Strategic Beta ETFs | Annual Report 2021
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Catherine James Paglia
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1952
Co-Chair since
2021; Chair of
CFST, CFST II,
CFVST II, CET I
and CET II since
2020; Trustee of
CFST, CFST II,
CFVST II, CET I
and CET II since
2004 and CFST I
and CFVIT since
2021
Director, Enterprise Asset Management, Inc.
(private real estate and asset management
company) since September 1998; Managing
Director and Partner, Interlaken Capital, Inc.,
1989-1997; Vice President, 1982-1985,
Principal, 1985-1987, Managing Director,
1987-1989, Morgan Stanley; Vice President,
Investment Banking, 1980-1982, Associate,
Investment Banking, Dean Witter Reynolds,
Inc., 1976-1980
171 Director, Valmont
Industries, Inc. (irrigation
systems manufacturer)
since 2012; Trustee,
Carleton College
(on the Investment
Committee); Trustee,
Carnegie Endowment
for International Peace
(on the Investment
Committee)
Anthony M. Santomero
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1946
Trustee
2008
Richard K. Mellon Professor Emeritus of
Finance, The Wharton School, University of
Pennsylvania, since 2002; Senior Advisor,
McKinsey & Company (consulting), 2006-
2008; President, Federal Reserve Bank
of Philadelphia, 2000-2006; Professor of
Finance, The Wharton School, University of
Pennsylvania, 1972-2002
171 Trustee, Penn Mutual Life
Insurance Company since
March 2008; Director,
RenaissanceRe Holdings
Ltd. since May 2008;
former Director, Citigroup
Inc. and Citibank, N.A.,
2009-2019; former
Trustee, BofA Funds
Series Trust (11 funds),
2008-2011
Minor M. Shaw
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1947
Trustee
2003
President, Micco LLC (private investments)
since 2011; President, Micco Corp. (family
investment business), 1998-2011
171 Director, BlueCross
BlueShield of South
Carolina (Chair
of Compensation
Committee) since
April 2008; Trustee,
Hollingsworth Funds
(on the Investment
Committee) since 2016
(previously Board Chair
from 2016-2019); Former
Advisory Board member,
Duke Energy Corp., 2016-
2020; Chair of the Duke
Endowment; Chair of
Greenville – Spartanburg
Airport Commission;
former Trustee, BofA
Funds Series Trust (11
funds), 2003-2011;
former Director, Piedmont
Natural Gas, 2004-2016;
former Director, National
Association of Corporate
Directors, Carolinas
Chapter, 2013-2018;
Chair of Daniel-Mickel
Foundation

TRUSTEES AND OFFICERS
(continued)
Strategic Beta ETFs | Annual Report 2021 41
* The term “Columbia Funds Complex” as used herein includes Columbia Seligman Premium Technology Growth Fund, Tri-Continental Corporation
and each series of Columbia Funds Series Trust (CFST), Columbia Funds Series Trust I (CFST I), Columbia Funds Series Trust II (CFST II), Columbia ETF
Trust I (CET I), Columbia ETF Trust II (CET II), Columbia Funds Variable Insurance Trust (CFVIT) and Columbia Funds Variable Series Trust II (CFVST II).
Messrs. Batejan, Beckman, Gallagher and Santomero and Mses. Blatz, Carlton, Flynn, Paglia, Shaw and Yeager serve as directors of Columbia Seligman
Premium Technology Growth Fund and Tri-Continental Corporation.
(a) J. Kevin Connaughton was appointed a consultant to the Independent Trustees of CFST I and CFVIT effective March 1, 2016. Natalie A. Trunow was appointed a consultant to the Independent Trustees of CFST I and CFVIT effective September 1, 2016. Olive M. Darragh was appointed a consultant to the Independent Trustees of CFST I and CFVIT effective June 10, 2019. Shareholders of the Funds elected Mr. Connaughton and Mses. Darragh and
Trunow as Trustees of CFST, CFST I, CFST II, CET I, CET II, and CFVST II effective January 1, 2021, and of CFVIT, effective July 1, 2020.
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Natalie A. Trunow
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1967
Trustee
2020
(a)
Chief Executive Officer, Millennial Portfolio
Solutions LLC (asset management and
consulting services) since January 2016;
Non-executive Member of the Investment
Committee, Sarona Asset Management
Inc. (private equity firm) since September
2019; Advisor, Horizon Investments (asset
management and consulting services)
since August 2018; Advisor, Paradigm
Asset Management since November 2016;
Director of Investments, Casey Family
Programs, April 2016-September 2016;
Senior Vice President and Chief Investment
Officer, Calvert Investments, August
2008 - January 2016; Section Head and
Portfolio Manager, General Motors Asset
Management, June 1997-August 2008
169 Director, Health Services
for Children with
Special Needs, Inc.;
Director, Consumer
Credit Counseling
Services (formerly
Guidewell Financial
Solutions); Independent
Director, Investment
Committee, Sarona Asset
Management
Sandra Yeager
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1964
Trustee
2017
Retired; President and founder, Hanoverian
Capital, LLC (SEC registered investment
advisor firm), 2008-2016; Managing Director,
DuPont Capital, 2006-2008; Managing
Director, Morgan Stanley Investment
Management, 2004-2006; Senior Vice
President, Alliance Bernstein, 1990-2004
171 Director, NAPE Education
Foundation, October
2016-October 2020

TRUSTEES AND OFFICERS
(continued)
42 Strategic Beta ETFs | Annual Report 2021
* Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the Investment Manager or Ameriprise Financial.
(a) Mr. Beckman serves as the President and Principal Executive Officer of the Columbia Funds (since 2021).
The Statement of Additional Information has additional information about the Funds’ Board members and is available without charge, upon request by calling 888.800.4347 or visiting columbiathreadneedleus.com/etfs.
Interested trustee affiliated with Investment Manager*
Name,
Address,
Year of Birth
Position Held
with the
Columbia Funds
and Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Daniel J. Beckman
c/o Columbia Management
Investment Advisers, LLC
290 Congress Street
Boston, MA 02210
1962
Trustee
November 2021
(a)
Vice President – Head of
North America Product,
Columbia Management
Investment Advisers, LLC
(since April 2015); officer
of Columbia Funds and
affiliated funds since 2020.
171
Director, Ameriprise Trust
Company, since October
2016; Director, Columbia
Management Investment
Distributors, Inc. since
November 2018

TRUSTEES AND OFFICERS
(continued)
Strategic Beta ETFs | Annual Report 2021 43
The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. The following table provides basic information about the
Officers of the Trusts as of the printing of this report, including principal occupations during the past five years, although their specific titles may have varied over the period. In addition to Mr. Beckman who is the President and Principal
Executive Officer, the Funds' other officers are:
Fund officers
Name, Address
and Year of Birth
Position and Year
First Appointed to
Position for any Fund
in the Columbia
Funds Complex
Predecessor Thereof Principal Occupation(s) During Past Five Years
Michael G. Clarke
290 Congress Street
Boston, MA 02210
1969
Chief Financial Officer
Principal Financial Officer
(2009) and Senior Vice
President (2019)
Vice President, Head of North American Operations, and Co-Head of Global
Operations, Columbia Management Investment Advisers, LLC, since June 2019
(previously Vice President – Accounting and Tax, May 2010 – May 2019); senior officer of Columbia Funds and affiliated funds since 2002.
Joseph Beranek
5890 Ameriprise Financial
Center
Minneapolis, MN 55474
1965
Treasurer and Chief
Accounting Officer
(Principal Accounting
Officer) (2019) and
Principal Financial Officer
(2020), CFST, CFST I,
CFST II, CFVIT and
CFVST II; Assistant
Treasurer, CET I and
CET II
Vice President – Mutual Fund Accounting and Financial Reporting, Columbia
Management Investment Advisers, LLC, since December 2018 and March 2017, respectively (previously Vice President – Pricing and Corporate Actions, May 2010 –
March 2017).
Marybeth Pilat
290 Congress Street
Boston, MA 02210
1968
Treasurer and Chief
Accounting Officer
(Principal Accounting
Officer) and Principal
Financial Officer (2020)
for CET I and CET II;
Assistant Treasurer,
CFST, CFST I, CFST II,
CFVIT and CFVST II
Vice President – Product Pricing and Administration, Columbia Management
Investment Advisers, LLC, since May 2017; Director - Fund Administration, Calvert
Investments, August 2015 – March 2017; Vice President - Fund Administration,
Legg Mason, May 2015 - July 2015; Vice President - Fund Administration, Columbia
Management Investment Advisers, LLC, May 2010 - April 2015.
William F. Truscott
290 Congress Street
Boston, MA 02210
1960
Senior Vice President
(2001)
Formerly, Trustee of Columbia Funds Complex until January 1, 2021; Chief Executive
Officer, Global Asset Management, Ameriprise Financial, Inc. since September
2012; Chairman of the Board and President, Columbia Management Investment
Advisers, LLC since July 2004 and February 2012, respectively; Chairman of the
Board and Chief Executive Officer, Columbia Management Investment Distributors,
Inc. since November 2008 and February 2012, respectively; Chairman of the Board and Director, Threadneedle Asset Management Holdings, Sàrl since March 2013 and December 2008, respectively; senior executive of various entities affiliated with
Columbia Threadneedle.
Christopher O. Petersen
5228 Ameriprise
Financial Center
Minneapolis, MN 55474
1970
Senior Vice President
and Assistant Secretary
(2021)
Formerly, Trustee of Columbia Funds Complex until November 22, 2021; Senior
Vice President and Assistant General Counsel, Ameriprise Financial, Inc. since
September 2021 (previously Vice President and Lead Chief Counsel, January 2015
- September 2021); President and Principal Executive Officer of the Columbia Funds
2015 - 2021; officer of Columbia Funds and affiliated funds since 2007.
Thomas P. McGuire
290 Congress Street
Boston, MA 02210
1972
Senior Vice President
and Chief Compliance
Officer (2012)
Vice President – Asset Management Compliance, Ameriprise Financial, Inc.,
since May 2010; Chief Compliance Officer, Columbia Acorn/Wanger Funds since
December 2015; Chief Compliance Officer, Ameriprise Certificate Company
September 2010 – September 2020.
Colin Moore
290 Congress Street
Boston, MA 02210
1958
Senior Vice President
(2010)
Executive Vice President and Global Chief Investment Officer, Ameriprise Financial,
Inc., since July 2013; Executive Vice President and Global Chief Investment Officer,
Columbia Management Investment Advisers, LLC since July 2013.
Ryan C. Larrenaga
290 Congress Street
Boston, MA 02210
1970
Senior Vice President
(2017), Chief Legal
Officer (2017) and
Secretary (2015)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since August 2018
(previously Vice President and Group Counsel, August 2011 - August 2018); Chief
Legal Officer, Columbia Acorn/Wanger Funds, since September 2020; officer of
Columbia Funds and affiliated funds since 2005.

TRUSTEES AND OFFICERS
(continued)
44 Strategic Beta ETFs | Annual Report 2021
Fund officers (continued)
Name, Address
and Year of Birth
Position and Year
First Appointed to
Position for any Fund
in the Columbia
Funds Complex
Predecessor Thereof Principal Occupation(s) During Past Five Years
Michael E. DeFao
290 Congress Street
Boston, MA 02210
1968
Vice President (2011)
and Assistant Secretary
(2010)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since May 2010; Vice
President, Chief Legal Officer and Assistant Secretary, Columbia Management
Investment Advisers, LLC since October 2021 (previously Vice President and
Assistant Secretary, May 2010 – September 2021).
Lyn Kephart-Strong
5228 Ameriprise Financial
Center
Minneapolis, MN 55474
1960
Vice President (2015) President, Columbia Management Investment Services Corp. since October 2014;
Vice President & Resolution Officer, Ameriprise Trust Company since August 2009.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
Strategic Beta ETFs | Annual Report 2021 45
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia Diversified Fixed Income Allocation ETF (the Fund). Under an
investment management services agreement (the IMS Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds in the Columbia Fund family (collectively, the Columbia Funds).
On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the
Independent Trustees), considers renewal of the IMS Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial
Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the
Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the IMS Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the
Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the IMS Agreement.
Among other things, the information and factors considered included the following:
Information on the investment performance of the Fund relative to the performance of a group of funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable funds, as determined by Broadridge;
Terms of the IMS Agreement;
Descriptions of various services performed by the Investment Manager under the IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
and
The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the renewal of the IMS Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment
Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
46 Strategic Beta ETFs | Annual Report 2021
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The
Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager's ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage the Columbia Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board's evaluation of the overall package of services provided by the Investment Manager, the
Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment
Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the IMS Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The
Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement.
In addition, the Board discussed the acceptability of the terms of the IMS Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Columbia Funds under the Fund IMS Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the IMS Agreement supported the continuation of the IMS Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by the Investment Manager and Broadridge collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index,
(iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks, (v) the net assets of the Fund and (vi) index tracking error data of the Fund. The Board observed the Fund’s tracking error versus its performance was within the range of management’s expectations.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the IMS Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board considered the unified/all-inclusive fee structure utilized by the Fund, observing that many of the competitors of the
Fund have adopted similar unified/all-inclusive fee structures, as well as data showing the Fund’s contribution to the
Investment Manager’s profitability.
The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Columbia Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
Strategic Beta ETFs | Annual Report 2021 47
Lipper comparison universe. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the
IMS Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment
Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and
Ameriprise Financial from managing the Columbia Funds. The Board considered that in 2020 the Board had considered
2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the
Investment Manager or its affiliates in connection with managing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the IMS Agreement.
Economies of scale
The Board considered that the IMS Agreement provides for a unified fee level that does not include pre-established breakpoints, and management’s observation that the ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the IMS
Agreement. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the IMS
Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the IMS Agreement.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
ANN290_10_L01_(12/21)
CET001430
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not Federally Insured | No Financial Institution Guarantee | May Lose Value
STRATEGIC BETA ETFs
Annual Report
October 31, 2021
Columbia Multi-Sector Municipal Income ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.
com/etfs), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future shareholder reports in paper free of charge. You can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account.

Strategic Beta ETFs | Annual Report 2021

Fund at a Glance 3
Manager Discussion of Fund Performance 5
Understanding Your Fund’s Expenses 7
Portfolio of Investments 8
Statement of Assets and Liabilities 21
Statement of Operations 22
Statement of Changes in Net Assets 23
Financial Highlights 24
Notes to Financial Statements 25
Report of Independent Registered Public Accounting Firm 32
Federal Income Tax Information 33
Trustees and Officers 34
Approval of Investment Management Services Agreement 42
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the Securities and
Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-PORT. The Fund’s Form N-PORTs are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 888.800.4347.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/etfs or call 888.800.4347.
Premium/discount information for the Fund covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

FUND AT A GLANCE
Strategic Beta ETFs | Annual Report 2021 3
Portfolio management
Catherine Stienstra
Lead Portfolio Manager
Managed Fund since 2018
Anders Myhran, CFA
Portfolio Manager
Managed Fund since 2018
Investment objective
The Fund seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta
Advantage ® Multi-Sector Municipal Bond Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage
®
Multi-Sector Municipal Bond Index is a rules-based multi-sector strategic beta approach to measuring the performance of the U.S. tax-exempt bond market which is composed of bonds issued by or on behalf of state or local governments whose interest is exempt from regular federal income tax (but may be subject to the alternative minimum tax), through representation of five sectors of the municipal debt market in the Index, with a focus on yield, quality, maturity, liquidity, and interest rate sensitivity of the particular eligible universe. The Index includes publicly issued U.S. dollar denominated, fixed rate municipal bonds. California bonds, Guam bonds, Puerto Rico bonds, U.S. Virgin Island bonds, other U.S. territories, commonwealths and possessions, pre-refunded bonds, insured bonds, floaters, callable bonds with less than 1 year to call, tobacco bonds, and derivatives are all excluded from the
Index. The five fixed sectors with their respective weightings are as follows: Municipal Core Revenue Sector
(45%); Municipal Health Care Sector (20%); Municipal High-Quality Revenue Sector (15%); The Municipal
Core General Obligation Sector (10%); and the Municipal High Yield Sector (10%). Each sector of the Index is constructed with rules specific to the sector to provide a better balance of quality, yield and liquidity.
The rules for each sector can be found in the Fund’s prospectus. It is not possible to invest directly in an index.
The Bloomberg Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Effective August 24,
2021, the Bloomberg Barclays Municipal Bond Index was re-branded as the Bloomberg Municipal Bond
Index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Average annual total returns (%) (for period ended October 31, 2021)
Inception 1 Year Life
Market Price 10/10/18 3.85 6.08
Net Asset Value 10/10/18 4.11 5.98
{
Beta Advantage®
}
Multi-Sector
Municipal Bond Index 4.10 5.75
Bloomberg Municipal Bond Index 2.64 5.09

FUND AT A GLANCE
(continued)
4 Strategic Beta ETFs | Annual Report 2021
Performance of a hypothetical $10,000 investment (October 10, 2018 — October 31, 2021)
The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund’s inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares. For Illustrative purposes only.
There is no guarantee similar results can be achieved.
Quality breakdown (%) (at October 31, 2021)
AAA rating 8.2
AA rating 32.9
A rating 36.6
BBB rating 14.3
BB rating 6.8
B rating 0.9
CCC rating 0.1
Not rated 0.2
Total 100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/
or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Top ten states/territories (%) (at October 31, 2021)
New York 17 .1
New Jersey 11 .6
Texas 8 .5
Illinois 8 .3
Pennsylvania 6 .5
Florida 5 .5
Connecticut 3 .9
Ohio 3 .7
Colorado 3 .7
Michigan 3 .0
Percentages indicated are based upon total investments (excluding Money Market
Funds and derivatives, if any).
For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

MANAGER DISCUSSION OF FUND PERFORMANCE
Columbia Multi-Sector Municipal Income ETF
Strategic Beta ETFs | Annual Report 2021 5
For the 12-month period that ended October 31, 2021, the Fund returned 4.11% based on net asset value (NAV) and
3.85% based on market price. The Beta Advantage
®
Multi-Sector Municipal Bond Index (the Index), against which the performance of the Fund is measured, returned 4.10% during the same period. To compare, the Bloomberg Municipal
Bond Index returned 2.64% for the same period.
The Fund had an NAV of $21.83 on October 31, 2020 and ended the annual period on October 31, 2021 with an NAV of
$22.30. The Fund’s market price on October 31, 2021 was $22.37 per share.
Market overview
As the annual period began in the last two months of 2020, positive news regarding COVID-19 vaccine approvals sparked a renewed bid for risk assets, including municipal bonds. After having flooded the market with pre-election supply that pushed municipal total returns into negative territory in October 2020, municipal bond investors were left with limited new issuance to meet demand in November and December, which helped end the calendar year on a positive note. January
2021 began the new year with a continuation of the strong municipal bond performance that closed 2020. Despite the gradual upward march of U.S. Treasury yields, lighter supply and tighter spreads, or yield differentials to U.S. Treasuries, drove outperformance of municipal bonds compared to U.S. Treasuries in January. By mid-February, however, municipal bonds succumbed to the upward pull of U.S. Treasury yields, with only the shortest maturities avoiding substantial yield hikes. (Remember, there is generally an inverse relationship between bond prices and yield movements, so that bond prices rise when yields decrease and vice versa.) However, negative total returns brought on by higher yields did not spark an outflow cycle. Rather, municipal bond investors took the opportunity to put cash to work at higher yield levels, and by the end of March, yields had retraced modestly lower, reviving outperformance versus U.S. Treasuries. Still, the municipal bond market overall posted a slightly negative return for the first quarter overall.
Municipal bonds were one of the best performing U.S. fixed-income sectors during the second quarter of 2021. Municipal bond performance was supported by record inflows, improving credit fundamentals and substantial fiscal stimulus from the federal government. Federal stimulus via the $1.9 trillion American Rescue Plan, passed in late March 2021, included direct assistance of $350 billion for state and local governments and additional funding for education, transportation and public health, which provided some measure of indirect support for other portions of the municipal bond market.
Tax revenues turned projected deficits during the pandemic into actual surpluses for many state and local governments.
Additionally, an uptick in economic activity thanks to accelerated COVID-19 vaccination efforts, also supported improvement in municipal credit fundamentals. Further, while new issue tax-exempt supply was nearly 10% ahead of the prior year as of the end of June 2021, supply failed to keep pace with robust demand, and new deals were met with strong interest. The third calendar quarter began with a Delta-variant-driven resurgence in COVID-19 cases weighing on investors’ minds. Initially, the expectation of slower economic growth pushed U.S. Treasury yields lower. Undeterred, the
U.S. Federal Reserve (Fed) indicated the tapering of asset purchases would likely begin “soon” but gave no timeline for the start of interest rate hikes. These indications of tightening monetary policy in the near term, along with supply chain disruptions and energy shortages, pressured inflation and interest rates higher. All told, interest rates were volatile, leading most fixed-income sectors to negative returns for the quarter, including municipal bonds. Continued strong inflows were supportive of municipal bonds, but seasonal factors dampened new issuance in the third quarter, with a substantial drop in taxable supply. Notably, post-COVID-19 tax revenue performance in most locales continued to outpace expectations, improving credit fundamentals and leaving many municipal issuers in a healthy fiscal position.
Municipal bonds experienced their third consecutive month of negative performance in October 2021 amid ongoing interest rate volatility, as the market priced in expectations of tightening monetary policy by the Fed. Modest underperformance versus U.S. Treasuries resulted from market expectations that infrastructure legislation might have less of an impact on the sector than initially thought. Issuance was below historical norms for the month, and taxable issuance accounted for 28% of supply, the largest proportion since February 2021. This below average tax-exempt issuance was counterbalanced by a slowdown in demand, though fund flows remained positive.
The Fund’s notable contributors during the period
Index constituents in the health care, lease, transportation and local sectors contributed most positively to the Fund’s results on an absolute basis during the annual period.

MANAGER DISCUSSION OF FUND PERFORMANCE
(continued)
Columbia Multi-Sector Municipal Income ETF
6 Strategic Beta ETFs | Annual Report 2021
The Fund’s notable detractors during the period
Index constituents in the state, special tax, “other” and housing sectors contributed least to the Fund’s results on an absolute basis during the annual period.
The Fund had a weighted average duration of 8.30 years, a weighted average maturity of 11.04 years, an average yield to maturity of 2.48% and an average coupon of 4.33% as of October 31, 2021. The 30-day SEC yield of the Fund at the end of the annual period was 1.02%.
Investing involves risks, including the risk of loss of principal. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Fixed-income securities present credit risk, which includes issuer default risk. The Fund is subject to municipal securities risk, which includes the risk that the value of such securities may be affected by state tax, legislative, regulatory, demographic or political conditions/factors, as well as a state’s financial, economic or other conditions/factors. The Fund may invest materially in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. Prepayment and extension risk exists because the timing of payments on a loan, bond or other investment may accelerate when interest rates fall or decelerate when interest rates rise which may reduce investment opportunities and potential returns. A rise in interest rates may result in a price decline of fixed-income instruments held by the Fund, negatively impacting its performance and NAV. Falling rates may result in the Fund investing in lower yielding debt instruments, lowering the Fund’s income and yield. These risks may be heightened for longer maturity and duration securities. Non-investment-grade (high-yield or junk) securities present greater price volatility and more risk to principal and income than higher rated securities. The Fund is passively managed and seeks to track the performance of an index. The Fund’s use of a “representative sampling”
approach in seeking to track the performance of its index (investing in only some of the components of the index that collectively are believed to have an investment profile similar to that of the index) may not allow the Fund to track its index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund may not sell a poorly performing security unless it was removed from the index. There is no guarantee that the index and, correspondingly, the Fund will achieve positive returns. Risk exists that the index provider may not follow its methodology for index construction. Errors may result in a negative fund performance. The Fund's net asset value will generally decline when the market value of its targeted index declines. Although the Fund’s shares are listed on an exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained. The Fund’s portfolio turnover, as it seeks to track its index, may cause an adverse expense impact, decreasing the Fund’s returns relative to the index, which does not bear transaction expenses. There may be additional portfolio turnover risk as active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, including if creation and redemptions units are not affected on an in-kind basis, increase the number of portfolio transactions as well as tracking error to the index and as high levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Market or other (e.g., interest rate) environments may adversely affect the liquidity of fund investments, negatively impacting their price. Generally, the less liquid the market at the time the Fund sells a holding, the greater the risk of loss or decline of value to the Fund. See the Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties who have contributed to this report. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Strategic Beta ETFs | Annual Report 2021 7
As a shareholder of the Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended October 31, 2021.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
May 1, 2021— October 31, 2021
Beginning account value ($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Multi-Sector Municipal Income ETF 1,000.00 1,000.00 1,002.00 1,024.05 1.16 1.17 0.23

PORTFOLIO OF INVESTMENTS
October 31, 2021
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
8 Strategic Beta ETFs | Annual Report 2021
Municipal Bonds   98.9%
Issue
Description
Principal
Amount ($) Value ($)
Alabama 0.8%
County of Jefferson AL Sewer Revenue
Series E
Revenue Bonds
0.000%, 10/01/33
(a)
250,000 118,674
Health Care Authority of The City of
Huntsville (The)
Series B1
Revenue Bonds
5.000%, 06/01/38 400,000 497,924
UAB Medicine Finance Authority, Series B
Revenue Bonds
5.000%, 09/01/35 235,000 277,545
4.000%, 09/01/36 275,000 306,280
Total Alabama 1,200,423
Alaska 0.1%
Borough of Matanuska-Susitna
Revenue Bonds
5.000%, 09/01/32 100,000 115,470
Arizona 1.4%
Arizona Health Facilities Authority, Series A
Revenue Bonds
5.000%, 12/01/39 325,000 366,189
5.000%, 01/01/44 335,000 364,615
Arizona Industrial Development Authority
Series A
Revenue Bonds
3.000%, 02/01/45 110,000 113,656
City of Mesa AZ Utility System Revenue
Revenue Bonds
3.250%, 07/01/29 150,000 160,803
City of Phoenix Civic Improvement Corp.
Series B
Revenue Bonds
4.000%, 07/01/28 150,000 164,298
Maricopa County Industrial Development
Authority, Series A
Revenue Bonds
5.000%, 01/01/35 205,000 245,540
4.000%, 01/01/38 220,000 246,807
State of Arizona
Series A
Revenue Bonds
5.000%, 10/01/28 250,000 315,575
Total Arizona 1,977,483
California 0.1%
Department of Veterans Affairs Veteran's
Farm & Home Purchase Program
Series A
Revenue Bonds
2.100%, 12/01/35 150,000 149,354
Colorado 3.6%
Adams 12 Five Star Schools
Series B
5.000%, 12/15/27 155,000 187,904
City & County of Denver
Revenue Bonds
5.000%, 10/01/32 100,000 104,913
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
City & County of Denver CO Airport System
Revenue, Series A
Revenue Bonds
5.000%, 12/01/26 270,000 324,601
5.000%, 12/01/27 160,000 196,500
5.000%, 11/15/29 325,000 395,911
5.000%, 12/01/29 285,000 355,530
5.000%, 12/01/30 150,000 193,422
Colorado Health Facilities Authority
Revenue Bonds
5.000% 08/01/35, Series A-2 200,000 250,218
4.000% 08/01/38, Series A-1 225,000 257,433
5.000% 11/01/39, Series A 180,000 224,491
5.000% 11/15/41, Series A 250,000 320,963
5.000% 01/01/44, Series A 385,000 419,366
5.000% 08/01/44, Series A-2 200,000 245,858
Colorado Housing and Finance Authority
Series L
Revenue Bonds
1.650%, 05/01/29
(b)
250,000 249,043
E-470 Public Highway Authority
Series A
Revenue Bonds
0.000%, 09/01/34
(a)
140,000 105,507
Regional Transportation District
Revenue Bonds
5.000%, 06/01/26 260,000 299,734
5.000%, 06/01/27 165,000 188,687
State of Colorado, Series A
Revenue Bonds
5.000%, 12/15/33 150,000 194,329
3.000%, 12/15/37 250,000 272,385
Woodmoor Water & Sanitation District No
1
Revenue Bonds
5.000%, 12/01/28 300,000 379,298
Total Colorado 5,166,093
Connecticut 3.8%
Connecticut Housing Finance Authority
Revenue Bonds
2.875% 11/15/30, Series A-1 200,000 208,160
2.000% 11/15/36, Series B-3 250,000 243,677
Connecticut State Health & Educational
Facilities Authority
Revenue Bonds
5.000% 07/01/32, Series A 320,000 401,778
5.000% 07/01/33, Series A 235,000 295,357
5.000% 07/01/35, Series A 150,000 187,453
4.000% 07/01/38, Series A 200,000 226,716
5.000% 07/01/42, Series J 150,000 154,367
5.000% 12/01/45 275,000 318,545
State of Connecticut Clean Water Fund -
State Revolving Fund
Series A
Revenue Bonds
5.000%, 03/01/27 225,000 257,153
State of Connecticut Special Tax Revenue
Revenue Bonds
5.000% 09/01/26, Series A 225,000 270,322
5.000% 08/01/28, Series A 350,000 405,552
5.000% 01/01/29, Series A 340,000 421,086

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2021 9
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000% 09/01/30, Series A 135,000 161,430
5.000% 10/01/31, Series B 125,000 156,240
5.000% 01/01/33, Series A 260,000 320,354
5.000% 05/01/33, Series A 300,000 391,968
5.000% 09/01/34, Series A 175,000 196,221
5.000% 05/01/35, Series A 450,000 586,995
4.000% 05/01/36, Series A 185,000 220,232
Total Connecticut 5,423,606
Delaware 0.5%
Delaware State Health Facilities Authority,
Series A
Revenue Bonds
4.000%, 07/01/40 200,000 225,128
5.000%, 10/01/40 215,000 268,563
5.000%, 10/01/45 125,000 154,660
Total Delaware 648,351
District of Columbia 1.8%
District of Columbia
Revenue Bonds
5.000% 04/01/33 200,000 238,950
5.000% 04/01/36 125,000 148,634
4.000% 07/15/40 130,000 142,607
5.000% 07/15/40 140,000 162,261
District of Columbia
5.000% 10/15/25, Series A 125,000 146,838
District of Columbia Water & Sewer
Authority
Series A
Revenue Bonds
5.000%, 10/01/29 250,000 296,162
Metropolitan Washington Airports Authority
Aviation Revenue
Revenue Bonds
5.000% 10/01/29, Series A 125,000 140,407
5.000% 10/01/30 200,000 242,266
5.000% 10/01/33, Series A 450,000 579,079
Metropolitan Washington Airports Authority
Dulles Toll Road Revenue
Revenue Bonds
0.000% 10/01/30, Series B
(a)
130,000 110,174
0.000% 10/01/37, Series A
(a)
500,000 285,394
Total District of Columbia 2,492,772
Florida 5.4%
Alachua County Health Facilities Authority
Series B-1
Revenue Bonds
5.000%, 12/01/34 150,000 190,037
Brevard County Health Facilities Authority
Revenue Bonds
4.000%, 04/01/36 140,000 150,677
Capital Trust Agency, Inc.
Series A
Revenue Bonds
5.250%, 12/01/43
(c)
150,000 174,527
Central Florida Expressway Authority
Series D
Revenue Bonds
5.000%, 07/01/34 400,000 523,596
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
City of Gainesville FL Utilities System
Revenue, Series A
Revenue Bonds
5.000%, 10/01/28 125,000 154,545
5.000%, 10/01/31 225,000 277,286
5.000%, 10/01/32 125,000 153,837
City of Tampa
Series B
Revenue Bonds
4.000%, 07/01/38 175,000 201,713
County of Miami-Dade FL Aviation Revenue
Revenue Bonds
5.000% 10/01/32 205,000 229,343
5.000% 10/01/32, Series A 250,000 279,686
County of Miami-Dade FL Water & Sewer
System Revenue
Revenue Bonds
5.250% 10/01/22, Series B 210,000 219,524
5.000% 10/01/25 315,000 369,517
Escambia County Health Facilities
Authority
Series A
Revenue Bonds
4.000%, 08/15/45 250,000 276,036
Florida Development Finance Corp., Series
A
Revenue Bonds
4.000%, 06/01/36
(c)
300,000 338,987
4.000%, 06/01/41
(c)
200,000 222,795
Florida Municipal Power Agency
Series A
Revenue Bonds
5.000%, 10/01/28 350,000 419,928
Greater Orlando Aviation Authority, Series
A
Revenue Bonds
5.000%, 10/01/26 260,000 310,666
5.000%, 10/01/27 255,000 311,841
4.000%, 10/01/35 275,000 320,421
Hillsborough County School Board
Revenue Bonds
5.000%, 07/01/29 150,000 190,080
JEA Water & Sewer System Revenue
Series A
Revenue Bonds
5.000%, 10/01/29 150,000 185,525
North Broward Hospital District
Series B
Revenue Bonds
5.000%, 01/01/35 200,000 240,160
Orange County Health Facilities Authority,
Series A
Revenue Bonds
5.000%, 10/01/37 100,000 119,088
5.000%, 10/01/39 100,000 117,949
Palm Beach County School District
Revenue Bonds
5.000% 08/01/28, Series B 170,000 213,104
5.000% 08/01/30, Series D 150,000 173,590

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
10 Strategic Beta ETFs | Annual Report 2021
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
School Board of Miami-Dade County (The),
Series A
Revenue Bonds
5.000%, 05/01/30 195,000 223,105
5.000%, 05/01/32 135,000 154,281
School District of Broward County
Series A
Revenue Bonds
5.000%, 07/01/34 250,000 317,118
South Broward Hospital District
Series A
Revenue Bonds
3.500%, 05/01/39 200,000 216,240
South Florida Water Management District
Revenue Bonds
5.000%, 10/01/33 150,000 176,220
Volusia County School Board
Series B
Revenue Bonds
5.000%, 08/01/30 200,000 224,023
Total Florida 7,675,445
Georgia 2.1%
Brookhaven Development Authority
Series A
Revenue Bonds
4.000%, 07/01/44 190,000 218,874
City of Atlanta GA Airport Passenger
Facility Charge
Series C
Revenue Bonds
5.000%, 07/01/36 200,000 249,360
City of Atlanta GA Water & Wastewater
Revenue
Revenue Bonds
5.000%, 11/01/27 190,000 218,727
5.750%, 11/01/29 200,000 269,525
George L Smith II Congress Center
Authority
Series A
Revenue Bonds
2.375%, 01/01/31 200,000 209,063
Gwinnett County School District
5.000%, 02/01/27 200,000 228,576
Municipal Electric Authority of Georgia
Series A
Revenue Bonds
5.000%, 01/01/28 200,000 236,897
State of Georgia
4.000% 02/01/26, Series A-2 215,000 232,491
5.000% 02/01/27, Series A 200,000 236,195
5.000% 02/01/28, Series A-2 350,000 425,278
5.000% 07/01/28, Series F 355,000 430,185
Total Georgia 2,955,171
Hawaii 1.0%
City & County of Honolulu
Series A
5.000%, 10/01/29 350,000 407,716
State of Hawaii
5.000% 08/01/26, Series EO 200,000 225,343
5.000% 10/01/27, Series FH 150,000 180,835
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
State of Hawaii Airports System Revenue
Revenue Bonds
5.250% 08/01/26 150,000 162,303
5.000% 07/01/33, Series A 350,000 439,651
Total Hawaii 1,415,848
Idaho 0.1%
Idaho Health Facilities Authority
Series A
Revenue Bonds
5.000%, 03/01/44 120,000 130,744
Illinois 8.2%
Chicago Board of Education
0.000% 12/01/29, Series A
(a)
185,000 158,756
5.000% 12/01/30, Series A 150,000 184,291
0.000% 12/01/31, Series A
(a)
355,000 285,320
0.000% 12/01/31, Series B-1
(a)
220,000 176,839
5.000% 12/01/34, Series A 250,000 308,221
5.250% 12/01/35, Series C 130,000 144,061
5.000% 12/01/38, Series A 300,000 366,624
5.250% 12/01/39, Series C 235,000 258,896
5.000% 12/01/42, Series A 200,000 207,516
Chicago Housing Authority
Series A
Revenue Bonds
5.000%, 01/01/32 180,000 210,978
Chicago Midway International Airport
Series A
Revenue Bonds
5.000%, 01/01/30 500,000 545,243
Chicago O'Hare International Airport
Revenue Bonds
5.000% 01/01/28, Series B 325,000 369,483
5.000% 01/01/29, Series C 200,000 234,109
5.000% 01/01/31, Series B 180,000 204,110
5.000% 01/01/33, Series A 300,000 338,458
5.000% 01/01/33, Series B 330,000 394,950
5.000% 01/01/34, Series B 355,000 424,310
5.000% 01/01/34, Series C 250,000 291,021
City of Chicago
0.000% 01/01/31, Series C
(a)
320,000 251,748
5.000% 01/01/34, Series A 200,000 217,143
City of Chicago IL Wastewater
Transmission Revenue
Series C
Revenue Bonds
5.000%, 01/01/24 230,000 252,400
Cook Kane Lake & McHenry Counties
Community College District No 512
4.000%, 12/15/29 180,000 215,192
Illinois Finance Authority
Revenue Bonds
4.000% 01/01/25 340,000 377,472
5.000% 07/01/28 115,000 138,922
5.000% 07/01/31 140,000 168,535
5.000% 01/01/32, Series A 250,000 299,331
5.000% 08/15/33, Series A 250,000 322,302
4.125% 11/15/37, Series A 235,000 259,003
4.000% 01/01/40, Series A 275,000 301,983
4.000% 08/15/41, Series A 350,000 406,399
5.000% 08/15/43 150,000 155,677
5.000% 01/01/44, Series A 300,000 354,267

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2021 11
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.125% 05/01/45 200,000 219,116
Illinois State Toll Highway Authority
Revenue Bonds
5.000% 01/01/30, Series B 115,000 147,718
5.000% 01/01/31, Series C 150,000 191,907
4.000% 12/01/31, Series A 210,000 235,867
5.000% 12/01/31, Series A 435,000 508,667
Metropolitan Pier & Exposition Authority
Revenue Bonds
0.000% 12/15/29, Series A
(a)
160,000 135,312
0.000% 06/15/30, Series A
(a)
415,000 345,892
0.000% 12/15/41, Series B
(a)
280,000 163,322
Northern Illinois Municipal Power Agency
Series A
Revenue Bonds
4.000%, 12/01/32 200,000 227,515
State of Illinois
4.000% 06/01/33 100,000 109,399
4.000% 03/01/39, Series A 200,000 225,705
Will County Community High School
District No 210 Lincoln-Way
Series B
0.000%, 01/01/31
(a)
300,000 230,139
Total Illinois 11,564,119
Indiana 0.9%
City of Anderson
Revenue Bonds
6.000%, 10/01/42 150,000 152,312
City of Indianapolis Department of Public
Utilities Water System Revenue
Series B
Revenue Bonds
5.000%, 10/01/25 300,000 350,869
Indiana Finance Authority
Revenue Bonds
3.000% 11/01/30, Series A 150,000 156,869
4.000% 11/01/33, Series C 100,000 114,875
5.000% 12/01/35, Series A 150,000 172,191
5.000% 06/01/39, Series A 225,000 228,820
Indiana Municipal Power Agency
Series A
Revenue Bonds
5.000%, 01/01/34 100,000 122,541
Total Indiana 1,298,477
Iowa 0.2%
Iowa Finance Authority
Revenue Bonds
2.250% 01/01/32, Series D 150,000 151,813
5.000% 05/15/43, Series A 160,000 181,889
Total Iowa 333,702
Kansas 0.5%
Kansas Development Finance Authority
Revenue Bonds
5.000% 05/01/28, Series A 190,000 203,238
5.000% 11/15/54, Series B
(Mandatory Put 11/15/31) 400,000 532,056
Total Kansas 735,294
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Kentucky 1.3%
County of Christian
Revenue Bonds
5.375%, 02/01/36 250,000 287,965
Kentucky State Property & Building
Commission
Series B
Revenue Bonds
5.000%, 11/01/28 250,000 298,430
Kentucky Turnpike Authority
Series B
Revenue Bonds
5.000%, 07/01/26 160,000 190,436
Louisville and Jefferson County
Metropolitan Sewer District
Series A
Revenue Bonds
5.000%, 05/15/28 410,000 410,708
Louisville/Jefferson County Metropolitan
Government, Series A
Revenue Bonds
5.000%, 10/01/30 290,000 345,372
4.000%, 10/01/35 235,000 263,126
Total Kentucky 1,796,037
Louisiana 0.6%
East Baton Rouge Sewerage Commission
Series A (Mandatory Put 02/01/28)
Revenue Bonds
1.300%, 02/01/41 275,000 279,301
Louisiana Public Facilities Authority
Revenue Bonds
5.000%, 06/01/27 140,000 156,109
State of Louisiana
5.000% 08/01/25, Series C 120,000 134,945
5.000% 08/01/27, Series B 230,000 275,328
Total Louisiana 845,683
Maine 0.1%
Maine State Housing Authority
Series B
Revenue Bonds
3.450%, 11/15/34 100,000 103,866
Maryland 2.4%
County of Frederick
Series A
Revenue Bonds
5.000%, 09/01/32
(c)
75,000 84,120
County of Howard
Series B
5.000%, 02/15/28 225,000 274,265
County of Montgomery
Series A
5.000%, 11/01/26 150,000 181,541
County of Prince George's
Series A
4.000%, 07/15/30 150,000 178,013
Maryland Community Development
Administration
Series B
Revenue Bonds
0.900%, 03/01/27 250,000 246,137

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
12 Strategic Beta ETFs | Annual Report 2021
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Maryland Health & Higher Educational
Facilities Authority
Revenue Bonds
4.000% 07/01/41 165,000 180,810
5.000% 08/15/41, Series A 100,000 107,861
5.000% 05/15/45, Series A 250,000 301,341
Maryland Stadium Authority
Revenue Bonds
5.000%, 05/01/34 100,000 122,349
Maryland Water Quality Financing
Administration Revolving Loan Fund
Revenue Bonds
2.800%, 03/01/26 150,000 158,372
3.000%, 03/01/30 310,000 328,117
State of Maryland, Series A
5.000%, 03/15/26 150,000 178,412
5.000%, 03/15/29 230,000 287,389
5.000%, 08/01/29 460,000 566,136
5.000%, 08/01/30 120,000 154,271
Total Maryland 3,349,134
Massachusetts 2.6%
Commonwealth of Massachusetts
5.000% 07/01/27, Series A 250,000 307,534
5.000% 07/01/28, Series A 200,000 239,045
5.000% 03/01/29, Series A 150,000 191,250
5.000% 07/01/30, Series A 160,000 185,221
5.000% 11/01/31, Series E 250,000 308,409
Massachusetts Department of
Transportation
Series A
Revenue Bonds
0.000%, 01/01/28
(a)
435,000 398,135
Massachusetts Development Finance
Agency
Revenue Bonds
5.000% 10/01/24 150,000 164,918
5.000% 07/01/34, Series E 110,000 130,218
5.000% 07/01/36, Series I 150,000 176,826
5.000% 07/01/36, Series K 150,000 186,168
4.000% 07/01/38, Series K 150,000 166,801
4.000% 07/01/40 200,000 232,355
5.000% 07/01/41, Series I 250,000 287,306
5.000% 07/01/44, Series A 200,000 238,858
Massachusetts Port Authority
Series A
Revenue Bonds
5.000%, 07/01/36 250,000 309,578
Massachusetts Transportation Trust Fund
Metropolitan Highway System Revenue
Series A
Revenue Bonds
5.000%, 01/01/32 150,000 186,090
Total Massachusetts 3,708,712
Michigan 3.0%
Detroit City School District
Series A
5.000%, 05/01/27 180,000 184,194
Flint Hospital Building Authority
Revenue Bonds
4.000%, 07/01/41 185,000 203,934
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Great Lakes Water Authority Sewage
Disposal System Revenue
Series B
Revenue Bonds
5.000%, 07/01/29 200,000 254,536
Great Lakes Water Authority Water Supply
System Revenue
Revenue Bonds
5.000% 07/01/26, Series C 305,000 363,902
5.000% 07/01/28, Series A 200,000 250,276
Michigan Finance Authority
Revenue Bonds
5.000% 10/01/29, Series B 275,000 332,920
3.125% 12/01/35, Series A 100,000 107,742
5.000% 11/15/41 300,000 350,752
3.250% 11/15/42 150,000 156,828
5.000% 12/01/42, Series A-MI 455,000 552,039
4.000% 02/15/44, Series A 155,000 177,923
5.000% 11/01/44, Series A 150,000 173,054
Michigan State Building Authority, Series I
Revenue Bonds
5.000%, 10/15/27 400,000 493,421
5.000%, 04/15/30 145,000 168,949
5.000%, 04/15/32 155,000 180,170
Michigan State Housing Development
Authority
Series C
Revenue Bonds
3.900%, 12/01/33 5,000 5,428
State of Michigan
Revenue Bonds
5.000%, 03/15/26 225,000 267,717
Total Michigan 4,223,785
Minnesota 0.8%
City of Apple Valley
Series A
Revenue Bonds
4.250%, 01/01/37 260,000 242,501
City of Maple Grove
Revenue Bonds
4.000%, 05/01/37 100,000 111,134
City of Minneapolis
Series A
Revenue Bonds
6.000%, 07/01/43 100,000 104,443
City of St Cloud
Series A
Revenue Bonds
4.000%, 05/01/37 320,000 355,404
Duluth Housing & Redevelopment
Authority
Series A
Revenue Bonds
5.000%, 11/01/33 100,000 111,080
Minneapolis-St Paul Metropolitan Airports
Commission
Series A
Revenue Bonds
5.000%, 01/01/27 155,000 187,473
Total Minnesota 1,112,035

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2021 13
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Mississippi 0.4%
Mississippi Development Bank
Series A
Revenue Bonds
5.000%, 08/01/25 270,000 313,953
Mississippi Home Corp.
Series A
Revenue Bonds
1.950%, 06/01/32 200,000 202,370
State of Mississippi
Series C
5.000%, 10/01/26 100,000 117,090
Total Mississippi 633,413
Missouri 1.4%
Cape Girardeau County Industrial
Development Authority
Revenue Bonds
4.000%, 03/01/41 250,000 279,478
Health & Educational Facilities Authority of
the State of Missouri
Revenue Bonds
4.000% 11/15/42 510,000 535,143
4.000% 07/01/46, Series A 300,000 347,439
Lees Summit Industrial Development
Authority
Series A
Revenue Bonds
5.000%, 08/15/32 150,000 163,455
Missouri Joint Municipal Electric Utility
Commission, Series A
Revenue Bonds
5.000%, 12/01/30 140,000 160,680
4.000%, 12/01/32 200,000 225,278
4.000%, 12/01/33 120,000 134,176
St Louis County Industrial Development
Authority
Revenue Bonds
5.000%, 09/01/32 100,000 114,282
Total Missouri 1,959,931
Nebraska 0.2%
Public Power Generation Agency
Series A
Revenue Bonds
5.000%, 01/01/28 300,000 342,092
New Jersey 11.5%
New Jersey Economic Development
Authority
Revenue Bonds
4.000% 11/01/25, Series B 200,000 221,378
5.000% 03/01/26, Series NN 260,000 275,648
4.375% 06/15/27, Series XX 120,000 133,261
5.500% 09/01/27, Series N-1 120,000 150,610
5.500% 06/15/29, Series BBB 195,000 236,831
5.000% 03/01/30, Series NN 585,000 619,423
4.000% 06/15/30, Series PP 150,000 162,565
5.000% 06/15/30, Series B 210,000 260,252
3.125% 07/01/31, Series A 145,000 158,749
5.000% 06/15/32, Series EEE 175,000 214,679
6.000% 07/01/32, Series A 200,000 204,426
4.000% 06/15/34, Series QQQ 350,000 411,059
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000% 06/15/34, Series WW 300,000 341,452
4.000% 07/01/34, Series A 315,000 350,262
5.000% 06/15/35, Series WW 270,000 307,049
5.000% 06/15/36, Series AAA 310,000 366,095
New Jersey Educational Facilities Authority
Revenue Bonds
5.000%, 06/15/28 135,000 150,087
New Jersey Health Care Facilities
Financing Authority
Series A
Revenue Bonds
4.000%, 07/01/32 225,000 257,207
New Jersey Housing & Mortgage Finance
Agency, Series D
Revenue Bonds
4.000%, 04/01/24 265,000 284,441
4.000%, 04/01/25 225,000 246,819
New Jersey Transportation Trust Fund
Authority
Revenue Bonds
0.000% 12/15/25, Series C
(a)
180,000 172,707
0.000% 12/15/26, Series C
(a)
210,000 199,158
5.000% 06/15/27, Series A-1 260,000 305,538
0.000% 12/15/27, Series A
(a)
300,000 272,176
0.000% 12/15/27, Series C
(a)
250,000 231,007
5.000% 06/15/28, Series A-1 240,000 281,479
0.000% 12/15/28, Series A
(a)
335,000 294,964
5.000% 06/15/29, Series BB-1 245,000 303,968
0.000% 12/15/29, Series A
(a)
450,000 385,483
5.000% 06/15/30, Series A 270,000 315,945
0.000% 12/15/30, Series C
(a)
225,000 187,673
5.000% 06/15/31, Series BB 115,000 141,739
5.000% 06/15/32, Series D 225,000 253,141
5.250% 06/15/32, Series C 270,000 305,839
0.000% 12/15/32, Series A
(a)
595,000 467,791
5.000% 12/15/32, Series A 630,000 771,072
5.000% 06/15/33, Series A 400,000 512,498
0.000% 12/15/33, Series C
(a)
550,000 423,329
5.000% 06/15/34, Series 2014 250,000 319,135
0.000% 12/15/34, Series A
(a)
135,000 99,435
0.000% 12/15/34, Series A
(a)
130,000 95,752
0.000% 12/15/34, Series C
(a)
250,000 186,661
5.000% 12/15/34, Series A 520,000 634,549
4.750% 06/15/35, Series AA 200,000 225,675
0.000% 12/15/35, Series A
(a)
165,000 117,501
4.000% 06/15/36, Series A 550,000 638,931
5.000% 06/15/36, Series AA 120,000 128,124
New Jersey Turnpike Authority
Revenue Bonds
5.250% 01/01/30, Series A 170,000 223,737
5.000% 01/01/31, Series E 720,000 831,224
4.000% 01/01/33, Series G 225,000 258,452
5.000% 01/01/33, Series A 100,000 111,391
5.000% 01/01/33, Series B 460,000 561,974
5.000% 01/01/34, Series A 145,000 173,566
5.000% 01/01/34, Series E 395,000 447,265
Total New Jersey 16,231,172

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
14 Strategic Beta ETFs | Annual Report 2021
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
New York 16.9%
Brooklyn Arena Local Development Corp.
Series A
Revenue Bonds
3.000%, 07/15/36 150,000 157,203
Broome County Local Development Corp.
Revenue Bonds
3.000%, 04/01/45 200,000 206,744
City of New York
5.000% 08/01/25, Series C 150,000 174,810
5.000% 08/01/25, Series E 110,000 116,472
5.000% 08/01/25, Series J 115,000 124,402
5.000% 08/01/27, Series C-1 175,000 215,191
5.000% 08/01/28, Series A 390,000 445,729
5.000% 08/01/28, Series C 350,000 412,615
5.000% 08/01/28, Series E 350,000 370,436
5.000% 08/01/29, Series A-1 200,000 255,946
Dutchess County Local Development Corp.
Series B
Revenue Bonds
4.000%, 07/01/34 300,000 334,408
Erie County Industrial Development Agency
(The)
Series A
Revenue Bonds
5.000%, 05/01/30 180,000 215,898
Long Island Power Authority
Revenue Bonds
0.000% 06/01/28
(a)
220,000 198,498
5.250% 09/01/29, Series C 140,000 178,462
5.000% 09/01/34 115,000 141,970
5.000% 09/01/37, Series A 250,000 318,046
Metropolitan Transportation Authority
Revenue Bonds
5.000% 11/15/26, Series A2 275,000 323,788
5.000% 11/15/27, Series C-1 250,000 287,542
5.000% 11/15/28, Series C-1 275,000 331,311
5.000% 11/15/31, Series C-1 365,000 436,091
4.000% 11/15/32, Series D 400,000 413,719
5.000% 11/15/32, Series D 455,000 541,173
5.000% 11/15/33, Series D-1 450,000 520,511
4.000% 11/15/35, Series C-1 215,000 237,584
5.000% 11/15/35, Series B 150,000 174,102
Monroe County Industrial Development
Corp.
Series A
Revenue Bonds
4.000%, 07/01/35 125,000 138,585
New York City Housing Development Corp.
Series G-2-A (Mandatory Put 12/31/21)
Revenue Bonds
2.000%, 11/01/57 15,000 15,044
New York City Industrial Development
Agency
Series A
Revenue Bonds
2.000%, 01/01/38 250,000 235,241
New York City Water & Sewer System
Revenue Bonds
5.000% 06/15/27, Series FF 200,000 232,021
5.000% 06/15/27, Series GG 175,000 203,019
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000% 06/15/28, Series BB-2 330,000 405,330
5.000% 06/15/28, Series EE 145,000 162,277
5.000% 06/15/28, Series FF 200,000 231,799
5.000% 06/15/28, Series HH 380,000 440,418
5.000% 06/15/29, Series AA-2 125,000 160,563
5.000% 06/15/29, Series EE 590,000 693,843
5.000% 06/15/29, Series FF 140,000 162,036
5.000% 06/15/29, Series GG 150,000 173,688
5.000% 06/15/29, Series GG-2 350,000 434,434
5.000% 06/15/30, Series AA-2 145,000 189,769
5.000% 06/15/30, Series EE 125,000 163,594
5.000% 06/15/30, Series GG-1 250,000 327,189
New York State Dormitory Authority, Series
A
Revenue Bonds
5.000%, 07/01/26 160,000 191,288
5.000%, 10/01/26 150,000 180,589
5.000%, 07/01/28 365,000 446,734
5.000%, 10/01/29 110,000 135,171
5.000%, 08/01/31 200,000 242,854
5.000%, 05/01/33 400,000 457,603
5.000%, 07/01/33 400,000 487,188
5.000%, 08/01/33 110,000 132,186
5.000%, 07/01/34 450,000 538,481
4.000%, 10/01/34 200,000 238,420
5.000%, 07/01/35 150,000 172,978
New York State Environmental Facilities
Corp.
Revenue Bonds
5.000% 06/15/27, Series A 500,000 607,707
5.000% 06/15/29 150,000 167,990
New York State Housing Finance Agency
Series E
Revenue Bonds
1.100%, 05/01/26 150,000 150,641
New York State Thruway Authority
Revenue Bonds
5.000% 01/01/29, Series B 200,000 251,699
5.000% 01/01/30, Series K 470,000 533,183
5.000% 01/01/31, Series K 160,000 181,517
4.000% 01/01/36, Series O 250,000 295,718
4.000% 01/01/38, Series B 150,000 173,697
New York Transportation Development
Corp.
Revenue Bonds
5.000% 01/01/31 200,000 237,878
3.000% 08/01/31 250,000 266,549
5.000% 12/01/32, Series A 180,000 222,907
5.000% 12/01/32, Series C 200,000 250,932
5.000% 01/01/34 150,000 177,824
5.000% 07/01/34, Series A-P3 250,000 279,143
5.000% 10/01/35 200,000 247,595
5.000% 01/01/36 150,000 176,622
5.000% 10/01/40 275,000 337,159
4.000% 12/01/42, Series C 160,000 178,660
Port Authority of New York & New Jersey
Revenue Bonds
5.000% 09/15/25, Series 207 115,000 133,808
5.000% 09/15/27, Series 207 215,000 262,560
5.000% 09/15/29, Series 207 550,000 676,912
5.000% 07/15/31, Series 209 300,000 373,373

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2021 15
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
3.250% 05/01/33, Series 189 125,000 133,370
5.000% 10/15/33, Series 194 265,000 307,569
5.000% 11/15/33, Series 205 200,000 245,102
5.000% 07/15/35, Series 222 200,000 255,852
State of New York Mortgage Agency
Revenue Bonds
3.550% 04/01/27, Series 214 150,000 168,126
1.900% 10/01/31, Series 233 250,000 246,512
Triborough Bridge & Tunnel Authority
Revenue Bonds
5.000% 11/15/26, Series A 175,000 187,678
0.000% 11/15/29, Series A
(a)
100,000 87,506
5.000% 11/15/31, Series A 485,000 574,648
5.000% 11/15/31, Series B 360,000 438,080
4.000% 11/15/37, Series D 350,000 418,461
Total New York 23,971,971
North Carolina 1.3%
Charlotte-Mecklenburg Hospital Authority
(The)
Revenue Bonds
5.000% 01/15/34, Series A 215,000 251,072
5.000% 01/15/49, Series D
(Mandatory Put 12/01/31) 205,000 273,384
County of New Hanover
Revenue Bonds
5.000%, 10/01/29 230,000 285,096
North Carolina Medical Care Commission
Series A
Revenue Bonds
5.000%, 10/01/31 230,000 239,258
North Carolina Municipal Power Agency
No 1
Series A
Revenue Bonds
5.000%, 01/01/28 140,000 163,677
North Carolina Turnpike Authority
Revenue Bonds
5.000%, 01/01/35 145,000 179,705
State of North Carolina
Revenue Bonds
5.000%, 03/01/30 300,000 379,696
Total North Carolina 1,771,888
North Dakota 0.4%
North Dakota Housing Finance Agency
Revenue Bonds
2.250% 01/01/25, Series A 175,000 182,991
2.750% 07/01/27, Series A 185,000 198,636
3.550% 07/01/33, Series D 180,000 192,649
Total North Dakota 574,276
Ohio 3.7%
Akron Bath Copley Joint Township Hospital
District
Revenue Bonds
4.000%, 11/15/36 250,000 288,818
American Municipal Power, Inc.
Series C
Revenue Bonds
5.000%, 02/15/35 250,000 309,103
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
City of Columbus
Series 1
5.000%, 07/01/25 100,000 116,462
City of Columbus OH Sewerage Revenue
Revenue Bonds
5.000%, 06/01/29 350,000 416,672
County of Allen OH Hospital Facilities
Revenue
Series A
Revenue Bonds
5.000%, 11/01/43 115,000 128,262
Franklin County Convention Facilities
Authority
Revenue Bonds
5.000%, 12/01/44 200,000 232,006
Ohio Housing Finance Agency
Series K
Revenue Bonds
3.200%, 09/01/36 90,000 92,766
Ohio Turnpike & Infrastructure Commission
Revenue Bonds
5.000% 02/15/33, Series A 500,000 609,908
0.000% 02/15/34, Series A-4
(a)
285,000 346,990
0.000% 02/15/35, Series A-4
(a)
150,000 191,462
Ohio Water Development Authority, Series
A
Revenue Bonds
5.000%, 06/01/25 335,000 389,202
5.000%, 06/01/29 625,000 796,703
5.000%, 12/01/30 325,000 386,161
Southeastern Ohio Port Authority
Revenue Bonds
5.500%, 12/01/43 135,000 145,573
State of Ohio
Revenue Bonds
3.250% 01/01/35, Series A 130,000 142,534
3.250% 01/01/37, Series A 140,000 152,149
4.000% 01/01/46, Series B 405,000 457,844
Total Ohio 5,202,615
Oklahoma 0.9%
Grand River Dam Authority, Series A
Revenue Bonds
5.000%, 06/01/28 185,000 223,632
5.000%, 06/01/30 200,000 241,216
5.000%, 06/01/31 400,000 481,885
Norman Regional Hospital Authority
Revenue Bonds
4.000%, 09/01/37 150,000 164,630
Oklahoma Development Finance Authority
Series B
Revenue Bonds
5.000%, 08/15/38 100,000 120,093
Oklahoma Turnpike Authority
Series A
Revenue Bonds
3.750%, 01/01/33 100,000 112,047
Total Oklahoma 1,343,503

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
16 Strategic Beta ETFs | Annual Report 2021
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Oregon 0.5%
Medford Hospital Facilities Authority
Series A
Revenue Bonds
5.000%, 08/15/38 200,000 252,418
Multnomah County School District No 1
Portland/OR
5.000%, 06/15/26 150,000 179,357
Salem Hospital Facility Authority
Series A
Revenue Bonds
5.000%, 05/15/34 200,000 247,902
Total Oregon 679,677
Pennsylvania 6.4%
Allegheny County Hospital Development
Authority, Series A
Revenue Bonds
5.000%, 04/01/35 150,000 180,824
4.000%, 07/15/39 370,000 427,758
4.000%, 04/01/44 200,000 220,537
Allentown Neighborhood Improvement
Zone Development Authority
Revenue Bonds
5.000%, 05/01/42
(c)
100,000 116,467
Berks County Industrial Development
Authority
Revenue Bonds
3.750%, 11/01/42 120,000 121,044
Berks County Municipal Authority (The)
Series A
Revenue Bonds
5.000%, 11/01/40 100,000 100,927
Chambersburg Area Municipal Authority
Revenue Bonds
5.500%, 10/01/33 150,000 165,174
Chester County Health and Education
Facilities Authority
Revenue Bonds
4.250% 11/01/32 100,000 92,156
4.000% 09/01/41, Series A 200,000 234,699
City of Philadelphia PA Airport Revenue
Revenue Bonds
5.000%, 07/01/36 250,000 319,254
Commonwealth of Pennsylvania
5.000% 01/01/26, Series 1 260,000 307,161
5.000% 01/01/28, Series 1 350,000 423,064
5.000% 09/15/28, Series 2 200,000 240,087
5.000% 03/15/29, Series 1 200,000 229,664
5.000% 03/15/31, Series 1 340,000 390,361
Cumberland County Municipal Authority
Revenue Bonds
4.000%, 01/01/33 110,000 120,151
Dauphin County General Authority
Revenue Bonds
5.000%, 10/15/34
(c)
100,000 113,805
Delaware Valley Regional Finance Authority
Revenue Bonds
5.700% 07/01/27, Series B 110,000 139,428
5.500% 08/01/28, Series A 600,000 770,540
5.750% 07/01/32 100,000 138,834
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Geisinger Authority
Series A-2
Revenue Bonds
5.000%, 02/15/39 375,000 448,515
Hospitals & Higher Education Facilities
Authority of Philadelphia (The)
Revenue Bonds
5.000% 07/01/33 100,000 115,263
5.625% 07/01/42, Series A 200,000 205,784
Montgomery County Industrial
Development Authority
Series A
Revenue Bonds
4.500%, 01/15/32 200,000 222,230
Pennsylvania Economic Development
Financing Authority
Series A
Revenue Bonds
6.400%, 12/01/38 100,000 86,198
Pennsylvania Housing Finance Agency
Revenue Bonds
3.650% 10/01/32, Series 122 230,000 242,847
3.550% 10/01/33, Series 127B 365,000 392,033
Pennsylvania Turnpike Commission
Revenue Bonds
5.000% 06/01/28, Series B 250,000 297,269
5.000% 06/01/28, Series B-2 200,000 244,051
6.000% 12/01/30, Series E 350,000 444,188
6.250% 06/01/33, Series C 190,000 234,888
Philadelphia Authority For Industrial
Development
Revenue Bonds
5.000% 10/01/27 300,000 365,764
5.000% 04/01/33, Series 2015 225,000 257,948
5.000% 09/01/42, Series A 200,000 236,446
Pittsburgh Water & Sewer Authority
Series A
Revenue Bonds
5.000%, 09/01/26 130,000 156,137
Redevelopment Authority of the City of
Philadelphia
Series A
Revenue Bonds
5.000%, 04/15/31 250,000 286,221
Total Pennsylvania 9,087,717
Rhode Island 0.1%
Rhode Island Commerce Corp.
Series B
Revenue Bonds
5.000%, 06/15/31 100,000 118,746
South Carolina 1.0%
Charleston Educational Excellence Finance
Corp.
Revenue Bonds
5.000%, 12/01/26 250,000 273,241
Piedmont Municipal Power Agency
Series A-2
Revenue Bonds
0.000%, 01/01/29
(a)
120,000 104,816

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2021 17
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
South Carolina Jobs-Economic
Development Authority
Revenue Bonds
5.000% 05/01/32, Series A 190,000 231,715
5.000% 07/01/32, Series C 300,000 372,921
5.000% 05/01/43, Series A 200,000 237,849
4.000% 12/01/44, Series A 200,000 226,812
Total South Carolina 1,447,354
South Dakota 0.3%
South Dakota Health & Educational
Facilities Authority
Revenue Bonds
5.000%, 07/01/35 180,000 217,096
4.000%, 07/01/37 150,000 168,333
Total South Dakota 385,429
Tennessee 0.9%
Chattanooga Health Educational &
Housing Facility Board
Series A-1
Revenue Bonds
4.000%, 08/01/36 105,000 121,744
City of Memphis, Series A
5.000%, 04/01/25 250,000 288,775
5.000%, 04/01/26 245,000 282,589
Memphis-Shelby County Industrial
Development Board
Series B
Revenue Bonds
5.000%, 11/01/30 150,000 180,402
Metropolitan Government Nashville &
Davidson County Health & Educational
Facs Bd
Series A
Revenue Bonds
5.000%, 07/01/35 150,000 175,445
Tennessee Housing Development Agency
Revenue Bonds
2.450%, 01/01/27 250,000 258,070
Total Tennessee 1,307,025
Texas 8.4%
Alamo Community College District
5.000%, 08/15/28 170,000 209,132
Austin Convention Enterprises, Inc.
Series B
Revenue Bonds
5.000%, 01/01/32 250,000 269,854
Central Texas Turnpike System
Revenue Bonds
0.000% 08/15/28, Series A
(a)
150,000 136,740
0.000% 08/15/29, Series A
(a)
270,000 238,883
5.000% 08/15/33, Series C 225,000 251,650
City of Austin TX Airport System Revenue
Revenue Bonds
5.000%, 11/15/27 200,000 226,430
City of Dallas
5.000%, 02/15/26 230,000 253,356
City of Houston
Series A
5.000%, 03/01/26 355,000 420,479
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
City of Houston TX Airport System
Revenue
Series B-1
Revenue Bonds
4.000%, 07/15/41 350,000 369,788
City of Houston TX Combined Utility
System Revenue
Series B
Revenue Bonds
5.000%, 11/15/27 130,000 157,245
City of Longview TX Waterworks & Sewer
System Revenue
Revenue Bonds
3.000%, 03/01/25 225,000 243,818
City of San Antonio TX Electric & Gas
Systems Revenue
Revenue Bonds
5.000%, 02/01/27 220,000 267,031
5.000%, 02/01/30 205,000 247,965
Dallas Fort Worth International Airport
Series A
Revenue Bonds
5.250%, 11/01/30 225,000 245,410
Fort Bend Independent School District
5.000%, 08/15/29 375,000 460,808
Harris County Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.000%, 11/15/29 155,000 190,366
Harris County-Houston Sports Authority
Series A-3
Revenue Bonds
0.000%, 11/15/32
(a)
200,000 115,658
Lower Colorado River Authority
Revenue Bonds
5.000%, 05/15/35 350,000 435,192
Matagorda County Navigation District No 1
Revenue Bonds
5.125%, 11/01/28 315,000 396,300
New Hope Cultural Education Facilities
Finance Corp.
Series A
Revenue Bonds
4.000%, 08/15/40 225,000 251,860
North East Independent School District
5.250%, 02/01/29 150,000 192,413
North Texas Municipal Water District Water
System Revenue
Revenue Bonds
5.000%, 09/01/28 250,000 291,320
North Texas Tollway Authority
Revenue Bonds
5.000% 01/01/27, Series A 630,000 713,529
0.000% 01/01/28, Series D
(a)
230,000 210,723
5.000% 01/01/29, Series A 250,000 292,119
5.000% 01/01/29, Series B 325,000 368,540
0.000% 01/01/30, Series D
(a)
425,000 368,546
5.000% 01/01/30, Series A 220,000 250,090
0.000% 01/01/34, Series D
(a)
295,000 229,101

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
18 Strategic Beta ETFs | Annual Report 2021
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Northeast Higher Education Finance Corp.
Series B
Revenue Bonds
5.000%, 08/15/40 110,000 118,571
Round Rock Independent School District
Series A
5.000%, 08/01/30 100,000 127,898
San Antonio Water System, Series A
Revenue Bonds
5.000%, 05/15/29 150,000 178,068
5.000%, 05/15/30 400,000 474,386
5.000%, 05/15/31 155,000 183,639
2.625%, 05/01/49 (Mandatory Put
05/01/24) 300,000 316,798
State of Texas, Series A
5.000%, 10/01/27 165,000 186,549
5.000%, 10/01/29 125,000 145,654
Tarrant County Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.000% 07/01/32, Series B 120,000 149,179
5.000% 05/15/37 100,000 107,224
Tarrant Regional Water District Water
Supply System Revenue
Revenue Bonds
5.000%, 03/01/29 225,000 257,885
Texas Water Development Board
Revenue Bonds
5.000% 10/15/23, Series B 250,000 272,962
5.000% 04/15/27, Series A 425,000 522,397
5.000% 04/15/28, Series A 155,000 192,809
5.000% 10/15/28, Series A 200,000 251,753
5.000% 10/15/30, Series A 150,000 175,606
Total Texas 11,965,724
Utah 0.1%
City of Salt Lake City UT Airport Revenue
Series A
Revenue Bonds
5.000%, 07/01/30 100,000 123,262
Virginia 0.5%
Fairfax County Industrial Development
Authority
Series A
Revenue Bonds
5.000%, 05/15/44 225,000 246,958
Virginia Resources Authority Clean Water
Revolving Fund
Series B
Revenue Bonds
4.000%, 10/01/27 185,000 204,261
Virginia Small Business Financing
Authority
Revenue Bonds
5.250%, 10/01/29 165,000 186,865
Total Virginia 638,084
Washington 1.8%
Port of Seattle
Revenue Bonds
5.000%, 04/01/36 200,000 245,101
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
State of Washington
5.000% 07/01/28, Series
R-2015-C 150,000 170,956
5.000% 07/01/29, Series B 100,000 117,509
5.000% 07/01/30, Series
R-2015E 200,000 227,626
Washington Health Care Facilities Authority
Revenue Bonds
5.000% 08/15/31 170,000 201,714
5.000% 08/01/38, Series A-2 150,000 185,321
5.000% 10/01/38, Series D 350,000 391,359
5.000% 08/15/45, Series A 200,000 228,377
5.000% 09/01/45 300,000 365,462
Washington State Convention Center
Public Facilities District
Revenue Bonds
4.000%, 07/01/32 210,000 240,631
Washington State Housing Finance
Commission
Series A
Revenue Bonds
5.000%, 01/01/34
(c)
100,000 113,417
Total Washington 2,487,473
West Virginia 0.1%
West Virginia Economic Development
Authority
Series A
Revenue Bonds
5.000%, 06/01/29 150,000 153,890
Wisconsin 0.8%
Public Finance Authority, Series A
Revenue Bonds
5.000%, 06/01/40 200,000 234,406
4.000%, 01/01/45 200,000 225,734
State of Wisconsin
5.000% 11/01/23, Series 3 170,000 178,142
5.000% 05/01/27 100,000 115,442
Wisconsin Health & Educational Facilities
Authority
Revenue Bonds
4.250% 07/01/33, Series B 200,000 199,808
3.500% 02/15/46, Series A 165,000 172,491
Total Wisconsin 1,126,023
Total Municipal Bonds
(Cost $137,713,632) 139,972,869
Money Market Funds 0.2%
Shares Value ($)
Dreyfus AMT-Free Tax Exempt Cash
Management- Institutional Shares
0.010%
(d)
303,839 303,809
Total Money Market Funds
(Cost $303,809) 303,809
Total Investments in Securities
(Cost $138,017,441) 140,276,678
Other Assets & Liabilities, Net 1,342,564
Net Assets 141,619,242

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2021 19
Notes to Portfolio of Investments
(a) Zero coupon bond.
(b) Represents a security purchased on a forward commitment basis.
(c) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2021, the total value of these securities amounted to $1,164,118, which represents 0.82% of total net assets.
(d) The rate shown is the seven-day current annualized yield at October 31, 2021.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2021:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Municipal Bonds – 139,972,869 – 139,972,869
Money Market Funds 303,809 – – 303,809
Total Investments in Securities 303,809 139,972,869 – 140,276,678

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
20 Strategic Beta ETFs | Annual Report 2021
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

STATEMENT OF ASSETS AND LIABILITIES
October 31,2021
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2021 21
Assets
Investments in securities, at value
Unaffiliated issuers (cost $138,017,441) $140,276,678
Cash 304
Receivable for:
Interest 1,618,914
Total assets 141,895,896
Liabilities
Payable for:
Investments purchased on a delayed delivery basis 249,687
Investment management fees 26,967
Total liabilities 276,654
Net assets applicable to outstanding capital stock $141,619,242
Represented by:
Paid-in capital $139,062,850
Total distributable earnings (loss) 2,556,392
Total - representing net assets applicable to outstanding capital stock $141,619,242
Shares outstanding 6,350,000
Net asset value per share $22.30

STATEMENT OF OPERATIONS
Year Ended October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
22 Strategic Beta ETFs | Annual Report 2021
Investment Income:
Interest $1,776,343
Total income 1,776,343
Expenses:
Investment management fees 216,791
Overdraft expense 25
Total expenses 216,816
Net Investment Income 1,559,527
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers 142,741
Net realized gain 142,741
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 396,180
Net change in unrealized appreciation 396,180
Net realized and unrealized gain 538,921
Net Increase in net assets resulting from operations $2,098,448

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2021 23
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income $1,559,527 $902,716
Net realized gain 142,741 108,583
Net change in unrealized appreciation 396,180 488,802
Net increase in net assets resulting from operations 2,098,448 1,500,101
Distributions to shareholders
Net investment income and net realized gains (1,616,392) (899,979)
Shareholder transactions
Proceeds from shares sold 84,369,700 29,222,387
Cost of shares redeemed (1,112) –
Net increase in net assets resulting from shareholder transactions 84,368,588 29,222,387
Increase in net assets 84,850,644 29,822,509
Net Assets:
Net assets beginning of year 56,768,598 26,946,089
Net assets at end of year $141,619,242 $56,768,598
Capital stock activity
Shares outstanding, beginning of year 2,600,050 1,250,050
Subscriptions 3,750,000 1,350,000
Redemptions (50) –
Shares outstanding, end of year 6,350,000 2,600,050

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
24 Strategic Beta ETFs | Annual Report 2021
The following table is intended to help you understand the Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020, Market Price
returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year.
The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year Ended October 31 ,
2018
(a)
2021 2020 2019
Per share data
Net asset value, beginning of
year
$21.83 $21.56 $20.02 $20.00
Income (loss) from investment operations:
Net investment income 0.37 0.51 0.56 0.03
Net realized and unrealized gain (loss) 0.52 0.30 1.51 (0.01)
Total from investment operations 0.89 0.81 2.07 0.02
Less distributions to shareholders:
Net investment income (0.38) (0.51) (0.53) –
Net realized gains (0.04) (0.03) – –
Total distribution to shareholders (0.42) (0.54) (0.53) –
Net asset value, end of year $22.30 $21.83 $21.56 $20.02
Total Return at NAV 4.11% 3.82% 10.42% 0.10%
Total Return at Market 3.85% 4.18% 10.24% 0.45%
Ratios to average net assets:
Total gross expenses
(b)
0.23%
(c)
0.23% 0.26% 0.28%
(d)
Total net expenses
(b)(e)
0.23%
(c)
0.23% 0.26% 0.28%
(d)
Net investment income 1.65% 2.37% 2.67% 2.34%
(d)
Supplemental data
Net assets, end of
year
(in thousands) $141,619 $56,769 $26,946 $16,014
Portfolio turnover 6% 11% 20% 48%
(a) The Fund commenced operations on October 10, 2018. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) The ratio includes less than 0.01% for the year ended October 31, 2021 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(d) Annualized
(e) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
October 31, 2021
Strategic Beta ETFs | Annual Report 2021 25
Note 1. Organization
Columbia Multi-Sector Municipal Income ETF (the Fund), a series of Columbia ETF Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares (without par value).
Fund Shares
The market prices of the Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2021
26 Strategic Beta ETFs | Annual Report 2021
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the
Fund are charged to the Fund.
Determination of net asset value
The NAV per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern
Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, the Fund is treated as a separate entity. The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2021
Strategic Beta ETFs | Annual Report 2021 27
and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Fund, if any; brokerage fees and commissions and any other portfolio transaction expenses; interest and fee expense related to the Fund’s participation in inverse floater structures; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to 0.23% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Fund. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The deferred amount is adjusted for market value changes and remains until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the
Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2021, these differences are primarily due to differing treatments for principal and/or interest of fixed income securities. To the extent these differences are permanent, reclassifications are made among the components of the Fund’s net assets. Temporary differences do not require reclassifications. The Fund did not have any permanent differences; therefore, no reclassifications were made.
The tax character of distributions paid during the years indicated was as follows:
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At October 31, 2021, the components of distributable earnings on a tax basis were as follows:
Year Ended October 31, 2021 Year Ended October 31, 2020
Ordinary
income ($)
Tax-exempt
income ($)
Long-term
capital gain ($) Total ($)
Ordinary
income ($)
Tax-exempt
income ($)
Long-term
capital gain ($) Total ($)
1,234 1,506,551 108,607 1,616,392 39,175 860,804 - 899,979
Undistributed
ordinary income ($)
Undistributed
tax-exempt
income ($)
Undistributed
long-term capital
gains ($)
Capital loss
carryforwards ($)
Net unrealized
appreciation
(depreciation) ($)
24,563 152,862 118,154 - 2,260,813

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2021
28 Strategic Beta ETFs | Annual Report 2021
At October 31, 2021, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $90,193,392 and $5,152,953, respectively, for the year ended October 31, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.
The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of
0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-
month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the year ended October 31, 2021.
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of
Federal tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
(depreciation) ($)
Net unrealized
appreciation
(depreciation) ($)
138,015,865 3,114,310 (853,497) 2,260,813

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2021
Strategic Beta ETFs | Annual Report 2021 29
inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share.
In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Fund’s net asset value.
The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the
Fund.
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2021
30 Strategic Beta ETFs | Annual Report 2021
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S.
Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and other natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state's (state and its instrumentalities’) financial, economic or other condition and prospects.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its tracking index. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of, its tracking index, regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from a tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2021
Strategic Beta ETFs | Annual Report 2021 31
affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.

32 Strategic Beta ETFs | Annual Report 2021
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Board of Trustees of Columbia ETF Trust I and Shareholders of Columbia Multi-Sector Municipal Income ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia
Multi-Sector Municipal Income ETF (one of the funds constituting Columbia ETF Trust I, referred to hereafter as the
"Fund") as of October 31, 2021, the related statement of operations for the year ended October 31, 2021, the statement of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the three years in the period ended October 31, 2021 and for the period October 10,
2018 (commencement of operations) through October 31, 2018 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of
October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2021 and the financial highlights for each of the three years in the period ended
October 31, 2021 and for the period October 10, 2018 (commencement of operations) through October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
December 21, 2021
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

FEDERAL INCOME TAX INFORMATION
(Unaudited)
Strategic Beta ETFs | Annual Report 2021 33
The Fund hereby designates the following tax attributes for the ﬁscal year ended October 31, 2021 . Shareholders will be notiﬁed in early 2022 of the amounts for use in preparing 2021 income tax returns.
Exempt-interest dividends. The percentage of net investment income distributed during the fiscal year that qualifies as exempt-interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.
The Fund designates as a capital gain dividend the amount reflected below, or if subsequently determined to be different, the net capital gain of such fiscal period.
Exempt-
interest
dividends
99.92%
Fund
Columbia Multi-Sector Municipal Income ETF $124,087

TRUSTEES AND OFFICERS
34 Strategic Beta ETFs | Annual Report 2021
The Board oversees the Funds' operations and appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Funds' Trustees as of the printing of this report, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. The year set forth beneath Length of Service in the table below is the year in which the Trustee was first appointed or elected as Trustee to any Fund currently in the Columbia Funds Complex or a predecessor thereof. Under current Board policy, each Trustee generally serves until December 31 of the year such
Trustee turns seventy-five (75).
Independent trustees
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
George S. Batejan
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1953
Trustee
2017
Executive Vice President, Global Head of
Technology and Operations, Janus Capital
Group, Inc., 2010-2016
171 Former Chairman of the
Board, NICSA (National
Investment Company
Services Association)
(Executive Committee,
Nominating Committee
and Governance
Committee), 2014-2016;
former Director, Intech
Investment Management,
2011-2016; former Board
Member, Metro Denver
Chamber of Commerce,
2015-2016; former
Advisory Board Member,
University of Colorado
Business School,
2015-2018
Kathleen Blatz
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee
2006
Attorney, specializing in arbitration and
mediation; Chief Justice, Minnesota
Supreme Court, 1998-2006; Associate
Justice, Minnesota Supreme Court,
1996-1998; Fourth Judicial District Court
Judge, Hennepin County, 1994-1996;
Attorney in private practice and public
service, 1984-1993; State Representative,
Minnesota House of Representatives,
1979-1993, which included service on the
Tax and Financial Institutions and Insurance
Committees; Member and Interim Chair,
Minnesota Sports Facilities Authority,
January - July 2017; Interim President and
Chief Executive Officer, Blue Cross and Blue
Shield of Minnesota (health care insurance),
February - July 2018
171 Trustee, BlueCross
BlueShield of Minnesota
since 2009 (Chair of the
Business Development
Committee, 2014-2017;
Chair of the Governance
Committee,  2017-2019);
former Member and Chair
of the Board, Minnesota
Sports Facilities Authority,
January 2017 – July
2017; Director, Robina
Foundation, 2009-2020
(Chair, 2014-2020)

TRUSTEES AND OFFICERS
(continued)
Strategic Beta ETFs | Annual Report 2021 35
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Pamela G. Carlton
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee
2007
President, Springboard- Partners in Cross
Cultural Leadership (consulting company)
since 2003; Managing Director of US Equity
Research, JP Morgan Chase, 1999-2003;
Director of US Equity Research, Chase Asset
Management, 1996- 1999; Co-Director Latin
America Research, 1993-1996, COO Global
Research, 1992-1996, Co-Director of US
Research, 1991-1992, Investment Banker,
Morgan Stanley, 1982-1991; Attorney, Cleary
Gottlieb Steen & Hamilton LLP, 1980-1982
171 Trustee, New York
Presbyterian Hospital
Board (Executive
Committee and Chair of
People Committee) since
1996; Director, DR Bank
(Audit Committee) since
2017; Director, Evercore
Inc. (Audit Committee,
Nominating and
Governance Committee)
since 2019
Janet Langford Carrig
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1957
Trustee
1996
Senior Vice President, General Counsel
and Corporate Secretary, ConocoPhillips
(independent energy company), September
2007-October 2018
169 Director, EQT Corporation
(natural gas producer)
since 2019; Director,
Whiting Petroleum
Corporation (independent
oil and gas company)
since 2020
J. Kevin Connaughton
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1964
Trustee
2020
(a)
Member, FINRA National Adjudicatory
Council since January 2020; Adjunct
Professor of Finance, Bentley University
since January 2018; Managing Director and
General Manager of Mutual Fund Products,
Columbia Management Investment Advisers,
LLC, May 2010-February 2015; President,
Columbia Funds, 2008-2015; and senior
officer of Columbia Funds and affiliated
funds, 2003-2015
169 Director, The Autism
Project since March
2015; former Member
of the Investment
Committee, St. Michael’s
College, November
2015-February 2020;
former Trustee, St.
Michael’s College,
June 2017-September
2019; former Trustee,
New Century Portfolios,
January 2015-December
2017
Olive M. Darragh
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1962
Trustee
2020
(a)
Managing Director of Darragh Inc. (strategy
and talent management consulting firm)
since 2010; Founder and CEO, Zolio,
Inc. (investment management talent
identification platform) since 2004; Partner,
Tudor Investments, 2004-2010; Senior
Partner, McKinsey & Company (consulting),
2001-2004
169 Former Director, University
of Edinburgh Business
School (Member of US
Board); former Director,
Boston Public Library
Foundation
Patricia M. Flynn
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1950
Trustee
2004
Trustee Professor of Economics and
Management, Bentley University since 1976
(also teaches and conducts research on
corporate governance); Dean, McCallum
Graduate School of Business, Bentley
University, 1992-2002
171 Trustee, MA Taxpayers
Foundation since 1997;
Board of Governors,
Innovation Institute, MA
Technology Collaborative
since 2010; Board
of Directors, The MA
Business Roundtable
2003-2019

TRUSTEES AND OFFICERS
(continued)
36 Strategic Beta ETFs | Annual Report 2021
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Brian J. Gallagher
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee
2017
Retired; Partner with Deloitte & Touche LLP
and its predecessors, 1977-2016
171 Trustee, Catholic Schools
Foundation since 2004
Douglas A. Hacker
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1955
Co-Chair since
2021; Chair of
CFST I and
CFVIT since
2014; Trustee of
CFST I and
CFVIT since
1996 and CFST,
CFST II, CFVST
II, CET I and
CET II since
2021
Independent business executive since May
2006; Executive Vice President – Strategy
of United Airlines, December 2002-May
2006; President of UAL Loyalty Services
(airline marketing company), September
2001-December 2002; Executive Vice
President and Chief Financial Officer of
United Airlines, July 1999-September 2001
169 Director, Spartan
Nash Company (food
distributor); Director,
Aircastle Limited (Chair of
Audit Committee) (aircraft
leasing); former Director,
Nash Finch Company
(food distributor), 2005-
2013; former Director,
SeaCube Container
Leasing Ltd. (container
leasing), 2010-2013; and
former Director, Travelport
Worldwide Limited (travel
information technology),
2014-2019
Nancy T. Lukitsh
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1956
Trustee
2011
Senior Vice President, Partner and Director
of Marketing, Wellington Management
Company, LLP (investment adviser), 1997-
2010; Chair, Wellington Management
Portfolios (commingled non-U.S. investment
pools), 2007 -2010; Director, Wellington
Trust Company, NA and other Wellington
affiliates, 1997-2010
169 None
David M. Moffett
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street,
Boston, MA 02210
1952
Trustee
2011
Retired; Consultant to Bridgewater and
Associates
169 Director, CSX Corporation
(transportation suppliers);
Director, Genworth
Financial, Inc. (financial
and insurance products
and services); Director,
PayPal Holdings Inc.
(payment and data
processing services);
Trustee, University of
Oklahoma Foundation;
former Director, eBay
Inc. (online trading
community), 2007-2015;
and former Director,
CIT Bank, CIT Group
Inc. (commercial and
consumer finance),
2010-2016

TRUSTEES AND OFFICERS
(continued)
Strategic Beta ETFs | Annual Report 2021 37
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Catherine James Paglia
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1952
Co-Chair since
2021; Chair of
CFST, CFST II,
CFVST II, CET I
and CET II since
2020; Trustee of
CFST, CFST II,
CFVST II, CET I
and CET II since
2004 and CFST I
and CFVIT since
2021
Director, Enterprise Asset Management, Inc.
(private real estate and asset management
company) since September 1998; Managing
Director and Partner, Interlaken Capital, Inc.,
1989-1997; Vice President, 1982-1985,
Principal, 1985-1987, Managing Director,
1987-1989, Morgan Stanley; Vice President,
Investment Banking, 1980-1982, Associate,
Investment Banking, Dean Witter Reynolds,
Inc., 1976-1980
171 Director, Valmont
Industries, Inc. (irrigation
systems manufacturer)
since 2012; Trustee,
Carleton College
(on the Investment
Committee); Trustee,
Carnegie Endowment
for International Peace
(on the Investment
Committee)
Anthony M. Santomero
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1946
Trustee
2008
Richard K. Mellon Professor Emeritus of
Finance, The Wharton School, University of
Pennsylvania, since 2002; Senior Advisor,
McKinsey & Company (consulting), 2006-
2008; President, Federal Reserve Bank
of Philadelphia, 2000-2006; Professor of
Finance, The Wharton School, University of
Pennsylvania, 1972-2002
171 Trustee, Penn Mutual Life
Insurance Company since
March 2008; Director,
RenaissanceRe Holdings
Ltd. since May 2008;
former Director, Citigroup
Inc. and Citibank, N.A.,
2009-2019; former
Trustee, BofA Funds
Series Trust (11 funds),
2008-2011
Minor M. Shaw
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1947
Trustee
2003
President, Micco LLC (private investments)
since 2011; President, Micco Corp. (family
investment business), 1998-2011
171 Director, BlueCross
BlueShield of South
Carolina (Chair
of Compensation
Committee) since
April 2008; Trustee,
Hollingsworth Funds
(on the Investment
Committee) since 2016
(previously Board Chair
from 2016-2019); Former
Advisory Board member,
Duke Energy Corp., 2016-
2020; Chair of the Duke
Endowment; Chair of
Greenville – Spartanburg
Airport Commission;
former Trustee, BofA
Funds Series Trust (11
funds), 2003-2011;
former Director, Piedmont
Natural Gas, 2004-2016;
former Director, National
Association of Corporate
Directors, Carolinas
Chapter, 2013-2018;
Chair of Daniel-Mickel
Foundation

TRUSTEES AND OFFICERS
(continued)
38 Strategic Beta ETFs | Annual Report 2021
* The term “Columbia Funds Complex” as used herein includes Columbia Seligman Premium Technology Growth Fund, Tri-Continental Corporation
and each series of Columbia Funds Series Trust (CFST), Columbia Funds Series Trust I (CFST I), Columbia Funds Series Trust II (CFST II), Columbia ETF
Trust I (CET I), Columbia ETF Trust II (CET II), Columbia Funds Variable Insurance Trust (CFVIT) and Columbia Funds Variable Series Trust II (CFVST II).
Messrs. Batejan, Beckman, Gallagher and Santomero and Mses. Blatz, Carlton, Flynn, Paglia, Shaw and Yeager serve as directors of Columbia Seligman
Premium Technology Growth Fund and Tri-Continental Corporation.
(a) J. Kevin Connaughton was appointed a consultant to the Independent Trustees of CFST I and CFVIT effective March 1, 2016. Natalie A. Trunow was appointed a consultant to the Independent Trustees of CFST I and CFVIT effective September 1, 2016. Olive M. Darragh was appointed a consultant to the Independent Trustees of CFST I and CFVIT effective June 10, 2019. Shareholders of the Funds elected Mr. Connaughton and Mses. Darragh and
Trunow as Trustees of CFST, CFST I, CFST II, CET I, CET II, and CFVST II effective January 1, 2021, and of CFVIT, effective July 1, 2020.
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Natalie A. Trunow
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1967
Trustee
2020
(a)
Chief Executive Officer, Millennial Portfolio
Solutions LLC (asset management and
consulting services) since January 2016;
Non-executive Member of the Investment
Committee, Sarona Asset Management
Inc. (private equity firm) since September
2019; Advisor, Horizon Investments (asset
management and consulting services)
since August 2018; Advisor, Paradigm
Asset Management since November 2016;
Director of Investments, Casey Family
Programs, April 2016-September 2016;
Senior Vice President and Chief Investment
Officer, Calvert Investments, August
2008 - January 2016; Section Head and
Portfolio Manager, General Motors Asset
Management, June 1997-August 2008
169 Director, Health Services
for Children with
Special Needs, Inc.;
Director, Consumer
Credit Counseling
Services (formerly
Guidewell Financial
Solutions); Independent
Director, Investment
Committee, Sarona Asset
Management
Sandra Yeager
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1964
Trustee
2017
Retired; President and founder, Hanoverian
Capital, LLC (SEC registered investment
advisor firm), 2008-2016; Managing Director,
DuPont Capital, 2006-2008; Managing
Director, Morgan Stanley Investment
Management, 2004-2006; Senior Vice
President, Alliance Bernstein, 1990-2004
171 Director, NAPE Education
Foundation, October
2016-October 2020

TRUSTEES AND OFFICERS
(continued)
Strategic Beta ETFs | Annual Report 2021 39
* Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the Investment Manager or Ameriprise Financial.
(a) Mr. Beckman serves as the President and Principal Executive Officer of the Columbia Funds (since 2021).
The Statement of Additional Information has additional information about the Funds’ Board members and is available without charge, upon request by calling 888.800.4347 or visiting columbiathreadneedleus.com/etfs.
Interested trustee affiliated with Investment Manager*
Name,
Address,
Year of Birth
Position Held
with the
Columbia Funds
and Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Daniel J. Beckman
c/o Columbia Management
Investment Advisers, LLC
290 Congress Street
Boston, MA 02210
1962
Trustee
November 2021
(a)
Vice President – Head of
North America Product,
Columbia Management
Investment Advisers, LLC
(since April 2015); officer
of Columbia Funds and
affiliated funds since 2020.
171
Director, Ameriprise Trust
Company, since October
2016; Director, Columbia
Management Investment
Distributors, Inc. since
November 2018

TRUSTEES AND OFFICERS
(continued)
40 Strategic Beta ETFs | Annual Report 2021
The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. The following table provides basic information about the
Officers of the Trusts as of the printing of this report, including principal occupations during the past five years, although their specific titles may have varied over the period. In addition to Mr. Beckman who is the President and Principal
Executive Officer, the Funds' other officers are:
Fund officers
Name, Address
and Year of Birth
Position and Year
First Appointed to
Position for any Fund
in the Columbia
Funds Complex
Predecessor Thereof Principal Occupation(s) During Past Five Years
Michael G. Clarke
290 Congress Street
Boston, MA 02210
1969
Chief Financial Officer
Principal Financial Officer
(2009) and Senior Vice
President (2019)
Vice President, Head of North American Operations, and Co-Head of Global
Operations, Columbia Management Investment Advisers, LLC, since June 2019
(previously Vice President – Accounting and Tax, May 2010 – May 2019); senior officer of Columbia Funds and affiliated funds since 2002.
Joseph Beranek
5890 Ameriprise Financial
Center
Minneapolis, MN 55474
1965
Treasurer and Chief
Accounting Officer
(Principal Accounting
Officer) (2019) and
Principal Financial Officer
(2020), CFST, CFST I,
CFST II, CFVIT and
CFVST II; Assistant
Treasurer, CET I and
CET II
Vice President – Mutual Fund Accounting and Financial Reporting, Columbia
Management Investment Advisers, LLC, since December 2018 and March 2017, respectively (previously Vice President – Pricing and Corporate Actions, May 2010 –
March 2017).
Marybeth Pilat
290 Congress Street
Boston, MA 02210
1968
Treasurer and Chief
Accounting Officer
(Principal Accounting
Officer) and Principal
Financial Officer (2020)
for CET I and CET II;
Assistant Treasurer,
CFST, CFST I, CFST II,
CFVIT and CFVST II
Vice President – Product Pricing and Administration, Columbia Management
Investment Advisers, LLC, since May 2017; Director - Fund Administration, Calvert
Investments, August 2015 – March 2017; Vice President - Fund Administration,
Legg Mason, May 2015 - July 2015; Vice President - Fund Administration, Columbia
Management Investment Advisers, LLC, May 2010 - April 2015.
William F. Truscott
290 Congress Street
Boston, MA 02210
1960
Senior Vice President
(2001)
Formerly, Trustee of Columbia Funds Complex until January 1, 2021; Chief Executive
Officer, Global Asset Management, Ameriprise Financial, Inc. since September
2012; Chairman of the Board and President, Columbia Management Investment
Advisers, LLC since July 2004 and February 2012, respectively; Chairman of the
Board and Chief Executive Officer, Columbia Management Investment Distributors,
Inc. since November 2008 and February 2012, respectively; Chairman of the Board and Director, Threadneedle Asset Management Holdings, Sàrl since March 2013 and December 2008, respectively; senior executive of various entities affiliated with
Columbia Threadneedle.
Christopher O. Petersen
5228 Ameriprise
Financial Center
Minneapolis, MN 55474
1970
Senior Vice President
and Assistant Secretary
(2021)
Formerly, Trustee of Columbia Funds Complex until November 22, 2021; Senior
Vice President and Assistant General Counsel, Ameriprise Financial, Inc. since
September 2021 (previously Vice President and Lead Chief Counsel, January 2015
- September 2021); President and Principal Executive Officer of the Columbia Funds
2015 - 2021; officer of Columbia Funds and affiliated funds since 2007.
Thomas P. McGuire
290 Congress Street
Boston, MA 02210
1972
Senior Vice President
and Chief Compliance
Officer (2012)
Vice President – Asset Management Compliance, Ameriprise Financial, Inc.,
since May 2010; Chief Compliance Officer, Columbia Acorn/Wanger Funds since
December 2015; Chief Compliance Officer, Ameriprise Certificate Company
September 2010 – September 2020.
Colin Moore
290 Congress Street
Boston, MA 02210
1958
Senior Vice President
(2010)
Executive Vice President and Global Chief Investment Officer, Ameriprise Financial,
Inc., since July 2013; Executive Vice President and Global Chief Investment Officer,
Columbia Management Investment Advisers, LLC since July 2013.
Ryan C. Larrenaga
290 Congress Street
Boston, MA 02210
1970
Senior Vice President
(2017), Chief Legal
Officer (2017) and
Secretary (2015)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since August 2018
(previously Vice President and Group Counsel, August 2011 - August 2018); Chief
Legal Officer, Columbia Acorn/Wanger Funds, since September 2020; officer of
Columbia Funds and affiliated funds since 2005.

TRUSTEES AND OFFICERS
(continued)
Strategic Beta ETFs | Annual Report 2021 41
Fund officers (continued)
Name, Address
and Year of Birth
Position and Year
First Appointed to
Position for any Fund
in the Columbia
Funds Complex
Predecessor Thereof Principal Occupation(s) During Past Five Years
Michael E. DeFao
290 Congress Street
Boston, MA 02210
1968
Vice President (2011)
and Assistant Secretary
(2010)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since May 2010; Vice
President, Chief Legal Officer and Assistant Secretary, Columbia Management
Investment Advisers, LLC since October 2021 (previously Vice President and
Assistant Secretary, May 2010 – September 2021).
Lyn Kephart-Strong
5228 Ameriprise Financial
Center
Minneapolis, MN 55474
1960
Vice President (2015) President, Columbia Management Investment Services Corp. since October 2014;
Vice President & Resolution Officer, Ameriprise Trust Company since August 2009.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
42 Strategic Beta ETFs | Annual Report 2021
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia Multi-Sector Municipal Income ETF (the Fund). Under an
investment management services agreement (the IMS Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds in the Columbia Fund family (collectively, the Columbia Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the
Independent Trustees), considers renewal of the IMS Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial
Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the
Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the IMS Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the
Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the IMS Agreement.
Among other things, the information and factors considered included the following:
Information on the investment performance of the Fund relative to the performance of a group of funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable funds, as determined by Broadridge;
Terms of the IMS Agreement;
Descriptions of various services performed by the Investment Manager under the IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
and
The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the renewal of the IMS Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment
Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
Strategic Beta ETFs | Annual Report 2021 43
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The
Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage the Columbia Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the
Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment
Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the IMS Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The
Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement.
In addition, the Board discussed the acceptability of the terms of the IMS Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Columbia Funds under the Fund IMS Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the IMS Agreement supported the continuation of the IMS Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by the Investment Manager and Broadridge collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index,
(iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks, (v) the net assets of the Fund and (vi) index tracking error data of the Fund. The Board observed the Fund’s tracking error versus its performance was within the range of management’s expectations.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the IMS Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board considered the unified/all-inclusive fee structure utilized by the Fund, observing that many of the competitors of the
Fund have adopted similar unified/all-inclusive fee structures, as well as data showing the Fund’s contribution to the
Investment Manager’s profitability.
The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Columbia Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
44 Strategic Beta ETFs | Annual Report 2021
Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the
IMS Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment
Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and
Ameriprise Financial from managing the Columbia Funds. The Board considered that in 2020 the Board had considered
2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the
Investment Manager or its affiliates in connection with managing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the IMS Agreement.
Economies of scale
The Board considered that the IMS Agreement provides for a unified fee level that does not include pre-established breakpoints, and management’s observation that the ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the IMS
Agreement. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the IMS
Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the IMS Agreement.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
ANN303_10_L01_(12/21)
CET001428
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not Federally Insured | No Financial Institution Guarantee | May Lose Value
STRATEGIC BETA ETFs
Annual Report
October 31, 2021
Columbia Research Enhanced Core ETF
Columbia Research Enhanced Value ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Funds’ website (columbiathreadneedleus.
com/etfs), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future shareholder reports in paper free of charge. You can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account.

Strategic Beta ETFs | Annual Report 2021

Columbia Research Enhanced Core ETF
Fund at a Glance 3
Manager Discussion of Fund Performance 5
Columbia Research Enhanced Value ETF
Fund at a Glance 7
Manager Discussion of Fund Performance 9
Understanding Your Fund’s Expenses 11
Portfolio of Investments 12
Statement of Assets and Liabilities 24
Statement of Operations 25
Statement of Changes in Net Assets 26
Financial Highlights 27
Notes to Financial Statements 29
Report of Independent Registered Public Accounting Firm 36
Federal Income Tax Information 37
Trustees and Officers 38
Approval of Investment Management Services Agreement 46
Additional Information 49

FUND AT A GLANCE
Columbia Research Enhanced Core ETF
Strategic Beta ETFs | Annual Report 2021 3
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2019
Jason Wang, CFA
Portfolio Manager
Managed Fund since 2019
Investment objective
The Fund seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta
Advantage ® Research Enhanced U.S. Equity Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage ® Research Enhanced U.S. Equity Index aims to achieve stronger total return than the
Russell 1000® Index through a rules-based strategic beta approach. The Index methodology leverages the results of Columbia Threadneedle Investment’s proprietary quantitative investment models to rate each company within the Russell 1000 ® Index based on quality, value and catalyst factors, and selects securities that are favorably rated. It is market cap-weighted and sector-neutral to the Russell 1000 ®
Index.
The Russell 1000® Index tracks the performance of 1,000 of the largest U.S. companies, based on market capitalization.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Average annual total returns (%) (for period ended October 31, 2021)
Inception 1 Year Life
Market Price 09/25/19 45.27 25.15
Net Asset Value 09/25/19 44.90 25.13
{
Beta Advantage®
}
Research
Enhanced U.S. Equity Index 45.36 25.39
Russell 1000® Index 43.51 26.14

FUND AT A GLANCE
(continued)
Columbia Research Enhanced Core ETF
4 Strategic Beta ETFs | Annual Report 2021
Performance of a hypothetical $10,000 investment (September 25, 2019 — October 31, 2021)
The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund’s inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares. For Illustrative purposes only.
There is no guarantee similar results can be achieved.
Equity sector breakdown (%) (at October 31, 2021)
Information Technology 28 .7
Health Care 12 .7
Consumer Discretionary 11 .9
Financials 11 .3
Communication Services 10 .6
Industrials 9 .0
Consumer Staples 5 .4
Real Estate 3 .1
Energy 2 .8
Utilities 2 .3
Materials 2 .2
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

MANAGER DISCUSSION OF FUND PERFORMANCE
Columbia Research Enhanced Core ETF (RECS)
Strategic Beta ETFs | Annual Report 2021 5
For the 12-month period that ended October 31, 2021, the Fund returned 44.90% based on net asset value (NAV) and
45.27% based on market price. The Beta Advantage
®
Research Enhanced U.S. Equity Index (the Index), against which the performance of the Fund is measured, returned 45.36% during the same period. To compare, the Russell 1000® Index returned 43.51% for the same period.
The Fund had a NAV of $21.79 on October 31, 2020 and ended the annual period on October 31, 2021 with a NAV of
$31.23. The Fund’s market price on October 31, 2021 was $31.24 per share.
Market overview
U.S. equities gained in the last two months of 2020, when the annual period began. Investors were greatly encouraged by the release of COVID-19 vaccines, which raised hopes the economy could gradually return to normal in 2021. The resolution of the U.S. presidential election positively impacted the market by removing a source of uncertainty that had weighed on the markets in September and October. Additionally, investor enthusiasm was raised by indications the U.S.
Federal Reserve (Fed) would keep interest rates near zero indefinitely. During the first quarter of 2021 market focus shifted past politics, following Democrat wins during the Georgia run-off elections, and onto U.S. fiscal stimulus and
COVID-19 vaccine developments. In early March, $1.9 trillion of stimulus was delivered with the signing of a COVID-19 relief bill. Market optimism for economic reopening was reinforced with the approval of a third COVID-19 vaccine. The first quarter also saw another strong corporate earnings season, continuing the pro-cyclical market rotation that had begun in
November 2020. For the second consecutive quarter, value-oriented stocks outperformed growth-oriented stocks.
U.S. equities posted solid returns in the second calendar quarter, with economic reopening momentum, notable corporate earnings surprises, central bank liquidity and strong equity inflows all playing a part in driving markets higher.
Several headline benchmarks posted then-all-time highs despite tight labor markets and supply chain disruptions contributing to higher inflation. Debate around whether such inflation would be transitory or persist for longer dominated headlines. After peaking in mid-May, 10-year U.S. Treasury yields declined, leading some to believe inflation concerns had peaked, resulting in a rotation back into more growth-oriented stocks. U.S. equities then eked out only a modestly positive return for the third quarter of 2021, as the ongoing rally in July and August shifted to a notable sell-off in
September, interrupting seven consecutive months of gains and marking the largest monthly decline since September
2020. This sell-off sentiment was driven by worries around the timing of Fed tapering and the durability of earnings growth amid persistent inflation and supply chain disruptions. Investors were also concerned about federal debt and roadblocks to additional stimulus. However, these headwinds were balanced by expectations for accommodative monetary policy and an ongoing economic boost from pent-up demand. Growth stocks notched a second consecutive quarter of outperformance relative to value stocks. U.S. equities then rebounded strongly in October, recording their best monthly gain in 2021 to date as a result of the optimism regarding the third quarter corporate earnings season. For the most part, investors shrugged off the tug of war in Congress on proposed infrastructure and social spending legislation and the potential impact of rising inflation.
Within the broad U.S. equity market, small-cap stocks performed best, followed by mid-cap stocks and then large-cap stocks. Value stocks outpaced growth stocks across the capitalization spectrum, though the margin of differentiation among large-cap stocks was quite narrow. Within the Russell 1000® Index, energy, financials and information technology were the best performing sectors. Energy generated a triple-digit positive absolute return, and financials and information technology each posted a robust double-digit absolute gain during the annual period. Utilities, consumer staples and health care were the weakest sectors in the Russell 1000® Index, though each still generated a double-digit positive absolute return during the annual period.
The Fund’s notable detractors during the period
Index constituents in the materials, consumer staples and utilities sectors contributed the least to the Fund’s results relative to the Russell 1000® Index during the annual period.
Relative to the Russell 1000® Index, an underweight position in three-dimensional graphics processors developer
NVIDIA Corp. and overweight positions in home improvement retailer The Home Depot, Inc. and consumer staples manufacturer The Procter & Gamble Co. (0.00%, 0.00% and 1.41% of Fund net assets as of 10/31/21, respectively)
detracted most. NVIDIA generated a triple-digit positive absolute return, while Home Depot and Procter & Gamble each

MANAGER DISCUSSION OF FUND PERFORMANCE
(continued)
Columbia Research Enhanced Core ETF (RECS)
6 Strategic Beta ETFs | Annual Report 2021
posted a positive absolute return but underperformed the Russell 1000® Index during the annual period. Nvidia and
Home Depot were both removed from the portfolio prior to 10/31/21 in the Fund's reconstitution process.
The Fund’s notable contributors during the period
Index constituents in the information technology, financials and communication services sectors contributed most positively to the Fund’s results relative to the Russell 1000® Index during the annual period.
Relative to the Russell 1000® Index, overweight positions in software behemoth Microsoft Corp., Google parent company Alphabet Inc.-Class A and integrated energy company ConocoPhillips (8.23%, 3.43% and 0% of Fund net assets as of 10/31/21, respectively) contributed most positively. Microsoft and Alphabet each posted a robust double-
digit positive absolute return and ConocoPhillips generated a triple-digit positive absolute return during the annual period. While the Fund was overweight in ConocoPhillips during the period, which aided Fund results, the position was eliminated in the Fund's June reconstitution.
Investing involves risks, including the risk of loss of principal. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The Fund is passively managed and seeks to track the performance of an index. There is no guarantee that the index and, correspondingly, the Fund will achieve positive returns. Risk exists that the index provider may not follow its methodology for index construction. Errors may result in a negative fund performance. The Fund's net value will generally decline when the market value of its targeted index declines. The Fund concentrates its investments in issuers of one or more particular industries to the same extent as the underlying index. Investments in a narrowly focused sector may exhibit higher volatility than investments with a broader focus. Investments selected using quantitative methods may perform differently from the market as a whole and may not enable the Fund to achieve its objective. Investment in larger companies may involve certain risks associated with their larger size and may be less able to respond quickly to new competitive challenges than smaller competitors. Investments in mid-cap companies often involve greater risks that investments in larger companies and may have less predictable earning and be less liquid than the securities of larger firms. Value securities may be unprofitable if the market fails to recognize their intrinsic worth or the portfolio manager misgauged that worth. Growth securities, at times, may not perform as well as value securities or the stock market in general and may be out of favor with investors. Although the Fund’s shares are listed on an exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained.
The Fund may have portfolio turnover, which may cause an adverse cost impact. There may be additional portfolio turnover risk as active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions as well as tracking error to the Index and as high levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. See the Fund's prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties who have contributed to this report. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

FUND AT A GLANCE
Columbia Research Enhanced Value ETF
Strategic Beta ETFs | Annual Report 2021 7
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2019
Jason Wang, CFA
Portfolio Manager
Managed Fund since 2019
Investment objective
The Fund seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta
Advantage ® Research Enhanced U.S. Value Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage ® Research Enhanced U.S. Value Index aims to achieve stronger total return than the Russell 1000® Value Index through a rules-based strategic beta approach. The Index methodology leverages the results of Columbia Threadneedle Investment’s proprietary quantitative investment models to rate each company within the Russell 1000 ® Value Index based on quality, value and catalyst factors, and selects securities that are favorably rated. It is market cap-weighted and sector-neutral to the Russell
1000 ® Value Index.
The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell
1000® Index companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in an index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Average annual total returns (%) (for period ended October 31, 2021)
Inception 1 Year Life
Market Price 09/25/19 45.90 15.83
Net Asset Value 09/25/19 45.48 15.88
{
Beta Advantage®
}
Research
Enhanced U.S. Value Index 45.39 15.95
Russell 1000® Value Index 43.76 15.40

FUND AT A GLANCE
(continued)
Columbia Research Enhanced Value ETF
8 Strategic Beta ETFs | Annual Report 2021
Performance of a hypothetical $10,000 investment (September 25, 2019 — October 31, 2021)
The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund’s inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares. There is no guarantee similar results can be achieved.
Equity sector breakdown (%) (at October 31, 2021)
Financials 21 .4
Health Care 16 .6
Industrials 12 .1
Information Technology 9 .9
Communication Services 8 .6
Consumer Staples 7 .1
Consumer Discretionary 5 .8
Energy 5 .5
Utilities 4 .8
Real Estate 4 .6
Materials 3 .6
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

MANAGER DISCUSSION OF FUND PERFORMANCE
Columbia Research Enhanced Value ETF (REVS)
Strategic Beta ETFs | Annual Report 2021 9
For the 12-month period that ended October 31, 2021, the Fund returned 45.48% based on net asset value (NAV) and
45.90% based on market price. The Beta Advantage ® Research Enhanced U.S. Value Index (the Index), against which the performance of the Fund is measured, returned 45.39% during the same period. To compare, the Russell 1000® Value
Index returned 43.76% for the same period.
The Fund had a NAV of $18.46 on October 31, 2020 and ended the annual period on October 31, 2021 with a NAV of
$20.96. The Fund’s market price on October 31, 2021 was $20.96 per share.
Market overview
U.S. equities gained in the last two months of 2020, when the annual period began. Investors were greatly encouraged by the release of COVID-19 vaccines, which raised hopes the economy could gradually return to normal in 2021. The resolution of the U.S. presidential election positively impacted the market by removing a source of uncertainty that had weighed on the markets in September and October. Additionally, investor enthusiasm was raised by indications the U.S.
Federal Reserve (Fed) would keep interest rates near zero indefinitely. During the first quarter of 2021 market focus shifted past politics, following Democrat wins during the Georgia run-off elections, and onto U.S. fiscal stimulus and
COVID-19 vaccine developments. In early March, $1.9 trillion of stimulus was delivered with the signing of a COVID-19 relief bill. Market optimism for economic reopening was reinforced with the approval of a third COVID-19 vaccine. The first quarter also saw another strong corporate earnings season, continuing the pro-cyclical market rotation that had begun in
November 2020. For the second consecutive quarter, value-oriented stocks outperformed growth-oriented stocks.
U.S. equities posted solid returns in the second calendar quarter, with economic reopening momentum, notable corporate earnings surprises, central bank liquidity and strong equity inflows all playing a part in driving markets higher.
Several headline benchmarks posted then-all-time highs despite tight labor markets and supply chain disruptions contributing to higher inflation. Debate around whether such inflation would be transitory or persist for longer dominated headlines. After peaking in mid-May, 10-year U.S. Treasury yields declined, leading some to believe inflation concerns had peaked, resulting in a rotation back into more growth-oriented stocks. U.S. equities then eked out only a modestly positive return for the third quarter of 2021, as the ongoing rally in July and August shifted to a notable sell-off in
September, interrupting seven consecutive months of gains and marking the largest monthly decline since September
2020. This sell-off sentiment was driven by worries around the timing of Fed tapering and the durability of earnings growth amid persistent inflation and supply chain disruptions. Investors were also concerned about federal debt and roadblocks to additional stimulus. However, these headwinds were balanced by expectations for accommodative monetary policy and an ongoing economic boost from pent-up demand. Growth stocks notched a second consecutive quarter of outperformance relative to value stocks. U.S. equities then rebounded strongly in October, recording their best monthly gain in 2021 to date as a result of the optimism regarding the third quarter corporate earnings season. For the most part, investors shrugged off the tug of war in Congress on proposed infrastructure and social spending legislation and the potential impact of rising inflation.
Within the broad U.S. equity market, small-cap stocks performed best, followed by mid-cap stocks and then large-cap stocks. Value stocks outpaced growth stocks across the capitalization spectrum, though the margin of differentiation among large-cap stocks was quite narrow. Within the Russell 1000® Value Index, energy, financials and real estate were the best performing sectors. Energy posted a triple-digit positive absolute return, while financials and real estate each generated a robust double-digit positive absolute return during the annual period. Utilities, consumer staples and communication services were the weakest
sectors in the Russell
1000® Value Index, though each still generated a double-
digit positive absolute return during the annual period.
The Fund’s notable contributors during the period
Index constituents in the financials, industrials and energy sectors contributed most positively to the Fund’s results relative to the Russell 1000® Value Index during the annual period.
Relative to the Russell 1000® Value Index, overweight positions in diversified financial institutions Goldman Sachs
Group Inc. and Morgan Stanley and oil and gas exploration and production company EOG Resources, Inc. (2.62%,
2.87% and 1.89% of Fund net assets as of 10/31/21 respectively) contributed most positively. Each generated a robust triple-digit positive absolute return during the annual period.

MANAGER DISCUSSION OF FUND PERFORMANCE
(continued)
Columbia Research Enhanced Value ETF (REVS)
10 Strategic Beta ETFs | Annual Report 2021
The Fund’s notable detractors during the period
Index constituents in the utilities, consumer staples and real estate sectors contributed least positively to the Fund’s results relative to the Russell 1000® Value Index during the annual period.
Relative to the Russell 1000® Value Index, overweight positions in integrated telecommunications company Verizon
Communications Inc. and semiconductor bellwether Intel Corp. and an underweight position in financials institution
Bank of America Corp. (0.00%, 1.79% and 0.00% of Fund net assets as of 10/31/21, respectively) detracted most.
Verizon Communications Inc. generated a negative absolute return; Intel Corp. posted a double-digit positive absolute return but underperformed the Russell 1000® Value Index; and Bank of America Corp. posted a triple-digit positive absolute return during the annual period. The Fund's holdings in Verizon Communications and Bank of America were both eliminated during the period.
Investing involves risks, including the risk of loss of principal. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The Fund is passively managed and seeks to track the performance of an index. There is no guarantee that the index and, correspondingly, the Fund will achieve positive returns. Risk exists that the index provider may not follow its methodology for index construction. Errors may result in a negative fund performance. The Fund's net value will generally decline when the market value of its targeted index declines. The Fund concentrates its investments in issuers of one or more particular industries to the same extent as the underlying index. Investments in a narrowly focused sector may exhibit higher volatility than investments with a broader focus. Investments selected using quantitative methods may perform differently from the market as a whole and may not enable the Fund to achieve its objective. Investment in larger companies may involve certain risks associated with their larger size and may be less able to respond quickly to new competitive challenges than smaller competitors. Investments in mid-cap companies often involve greater risks that investments in larger companies and may have less predictable earning and be less liquid than the securities of larger firms. Value securities may be unprofitable if the market fails to recognize their intrinsic worth or the portfolio manager misgauged that worth. Growth securities, at times, may not perform as well as value securities or the stock market in general and may be out of favor with investors. Although the Fund’s shares are listed on an exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained.
The Fund may have portfolio turnover, which may cause an adverse cost impact. There may be additional portfolio turnover risk as active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions as well as tracking error to the Index and as high levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. See the Fund's prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties who have contributed to this report. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Strategic Beta ETFs | Annual Report 2021 11
As a shareholder of a Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended October 31, 2021.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non- affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
May 1, 2021 — October 31, 2021
Beginning account value ($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Research Enhanced Core ETF 1,000.00 1,000.00 1,113.00 1,024.45 0.80 0.77 0.15
Columbia Research Enhanced Value ETF 1,000.00 1,000.00 1,062.30 1,024.25 0.99 0.97 0.19

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Core ETF
October 31, 2021
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying notes to Financial Statement are an integral part of these financial statements.
12 Strategic Beta ETFs | Annual Report 2021
Common Stocks 99.7%
Issuer Shares Value ($)
Communication Services  10.6%
Diversified Telecommunication Services 0.1%
Lumen Technologies, Inc. 1,193 14,149
Entertainment 0.6%
Activision Blizzard, Inc. 841 65,758
Electronic Arts, Inc. 305 42,776
Playtika Holding Corp.
(a)
115 3,252
Roku, Inc.
(a)
119 36,283
Take-Two Interactive Software, Inc.
(a)
123 22,263
Total 170,332
Interactive Media & Services 9.6%
Alphabet, Inc. Class A
(a)
326 965,260
Alphabet, Inc. Class C
(a)
302 895,553
Facebook, Inc. Class A
(a)
2,612 845,165
Total 2,705,978
Media 0.3%
Altice USA, Inc. Class A
(a)
227 3,700
Fox Corp. Class A 336 13,353
Fox Corp. Class B 161 5,950
Interpublic Group of Cos., Inc. (The) 431 15,762
New York Times Co. (The) Class A 174 9,499
News Corp. Class A 422 9,664
News Corp. Class B 131 2,955
Nexstar Media Group, Inc. Class A 43 6,447
Omnicom Group, Inc. 237 16,135
Total 83,465
Total Communication Services 2,973,924
Consumer Discretionary  11.9%
Distributors 0.3%
Genuine Parts Co. 404 52,968
LKQ Corp.
(a)
773 42,577
Total 95,545
Diversified Consumer Services 0.2%
H&R Block, Inc. 495 11,419
Service Corp. International 467 31,985
Terminix Global Holdings, Inc.
(a)
358 14,492
Total 57,896
Hotels, Restaurants & Leisure 4.3%
Aramark 669 24,405
Boyd Gaming Corp.
(a)
236 15,052
Darden Restaurants, Inc. 371 53,476
Hilton Worldwide Holdings, Inc.
(a)
787 113,289
Marriott Vacations Worldwide Corp. 123 19,338
McDonald's Corp. 2,144 526,459
Penn National Gaming, Inc.
(a)
478 34,225
Starbucks Corp. 3,372 357,668
Travel + Leisure Co. 247 13,422
Vail Resorts, Inc. 113 38,952
Wendy's Co. (The) 510 11,373
Total 1,207,659
Household Durables 0.9%
Lennar Corp. Class A 737 73,648
Lennar Corp. Class B 43 3,530
Mohawk Industries, Inc.
(a)
162 28,708
PulteGroup, Inc. 728 35,002
Tempur Sealy International, Inc. 513 22,813
Toll Brothers, Inc. 320 19,254
TopBuild Corp.
(a)
94 24,155
Whirlpool Corp. 173 36,474
Total 243,584
Internet & Direct Marketing Retail 0.2%
Qurate Retail, Inc. Series A 1,065 11,118
Common Stocks (continued)
Issuer Shares Value ($)
Wayfair, Inc. Class A
(a)
216 53,806
Total 64,924
Leisure Products 0.1%
Brunswick Corp. 216 20,108
Hayward Holdings, Inc.
(a)
111 2,574
Polaris, Inc. 161 18,507
Total 41,189
Multiline Retail 1.4%
Kohl's Corp. 454 22,033
Target Corp. 1,405 364,766
Total 386,799
Specialty Retail 4.3%
AutoNation, Inc.
(a)
130 15,746
AutoZone, Inc.
(a)
61 108,875
Bath & Body Works, Inc. 687 47,465
Dick's Sporting Goods, Inc. 176 21,861
Foot Locker, Inc. 257 12,251
Lowe's Cos., Inc. 1,993 466,003
O'Reilly Automotive, Inc.
(a)
192 119,486
Penske Automotive Group, Inc. 92 9,757
Ross Stores, Inc. 1,012 114,558
TJX Cos., Inc. (The) 3,470 227,250
Victoria's Secret & Co.
(a)
218 11,003
Williams-Sonoma, Inc. 218 40,489
Total 1,194,744
Textiles, Apparel & Luxury Goods 0.2%
Deckers Outdoor Corp.
(a)
77 30,439
Tapestry, Inc. 806 31,418
Total 61,857
Total Consumer Discretionary 3,354,197
Consumer Staples  5.4%
Food & Staples Retailing 1.9%
Albertsons Cos., Inc. Class A 172 5,323
Costco Wholesale Corp. 502 246,753
Kroger Co. (The) 850 34,017
Walmart, Inc. 1,644 245,647
Total 531,740
Food Products 0.9%
Conagra Brands, Inc. 537 17,291
Darling Ingredients, Inc.
(a)
192 16,228
Hershey Co. (The) 167 29,284
Ingredion, Inc. 77 7,333
JM Smucker Co. (The) 121 14,866
Kraft Heinz Co. (The) 761 27,312
Mondelez International, Inc. Class A 1,595 96,880
Tyson Foods, Inc. Class A 328 26,230
Total 235,424
Household Products 1.7%
Colgate-Palmolive Co. 955 72,762
Procter & Gamble Co. (The) 2,779 397,369
Spectrum Brands Holdings, Inc. 47 4,406
Total 474,537
Personal Products 0.0%
Herbalife Nutrition Ltd.
(a)
119 5,522
Tobacco 0.9%
Altria Group, Inc. 2,108 92,984
Philip Morris International, Inc. 1,760 166,390
Total 259,374
Total Consumer Staples 1,506,597
Energy  2.8%
Energy Equipment & Services 0.1%
NOV, Inc.
(a)
2,062 28,909

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
October 31, 2021
The accompanying notes to Financial Statement are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2021 13
Common Stocks (continued)
Issuer Shares Value ($)
Oil, Gas & Consumable Fuels 2.7%
Antero Midstream Corp. 1,744 18,556
Continental Resources, Inc. 337 16,449
Coterra Energy, Inc. 4,259 90,802
DT Midstream, Inc. 249 11,942
EOG Resources, Inc. 3,089 285,609
HollyFrontier Corp. 801 27,074
Kinder Morgan, Inc. 10,407 174,317
Marathon Oil Corp. 4,145 67,647
Targa Resources Corp. 1,193 65,221
Total 757,617
Total Energy 786,526
Financials  11.2%
Banks 1.5%
Citigroup, Inc. 3,351 231,755
Citizens Financial Group, Inc. 705 33,403
Comerica, Inc. 223 18,975
First Horizon Corp. 905 15,358
KeyCorp 1,591 37,023
Popular, Inc. 132 10,750
Regions Financial Corp. 1,599 37,864
Synovus Financial Corp. 244 11,368
Umpqua Holdings Corp. 370 7,567
Wintrust Financial Corp. 96 8,496
Zions Bancorp NA 266 16,755
Total 429,314
Capital Markets 3.8%
Affiliated Managers Group, Inc. 69 11,584
BlackRock, Inc. 240 226,430
Blackstone, Inc. 1,114 154,200
Evercore, Inc. Class A 63 9,566
Franklin Resources, Inc. 481 15,147
Goldman Sachs Group, Inc. (The) 555 229,409
Invesco Ltd. 561 14,255
Janus Henderson Group PLC 275 12,787
Jefferies Financial Group, Inc. 364 15,652
Lazard Ltd. Class A 165 8,083
Morgan Stanley 2,311 237,525
Raymond James Financial, Inc. 307 30,267
SEI Investments Co. 179 11,284
T Rowe Price Group, Inc. 377 81,764
Total 1,057,953
Consumer Finance 0.8%
Ally Financial, Inc. 594 28,357
Capital One Financial Corp. 736 111,158
Credit Acceptance Corp.
(a)
15 8,973
Discover Financial Services 499 56,547
OneMain Holdings, Inc. 242 12,780
Santander Consumer USA Holdings, Inc. 100 4,170
SLM Corp. 511 9,377
Total 231,362
Diversified Financial Services 3.2%
Berkshire Hathaway, Inc. Class B
(a)
3,066 879,973
Voya Financial, Inc. 188 13,117
Total 893,090
Insurance 1.8%
Aflac, Inc. 1,104 59,252
Allstate Corp. (The) 488 60,351
American Financial Group, Inc. 111 15,100
Arthur J Gallagher & Co. 337 56,505
Athene Holding Ltd. Class A
(a)
191 16,619
Brown & Brown, Inc. 386 24,360
Common Stocks (continued)
Issuer Shares Value ($)
CNA Financial Corp. 46 2,064
Everest Re Group Ltd. 67 17,520
Hanover Insurance Group, Inc. (The) 59 7,434
Mercury General Corp. 43 2,343
MetLife, Inc. 1,217 76,428
Old Republic International Corp. 470 12,140
Prudential Financial, Inc. 646 71,092
Reinsurance Group of America, Inc. 113 13,343
Travelers Cos., Inc. (The) 419 67,409
Unum Group 346 8,813
Total 510,773
Mortgage Real Estate Investment Trusts (REITs) 0.1%
AGNC Investment Corp. 865 13,771
Annaly Capital Management, Inc. 2,264 19,153
Total 32,924
Thrifts & Mortgage Finance 0.0%
New York Community Bancorp, Inc. 760 9,447
Total Financials 3,164,863
Health Care  12.7%
Biotechnology 2.0%
AbbVie, Inc. 1,129 129,462
Acceleron Pharma, Inc.
(a)
33 5,748
Alnylam Pharmaceuticals, Inc.
(a)
73 11,648
Amgen, Inc. 361 74,716
Biogen, Inc.
(a)
92 24,535
BioMarin Pharmaceutical, Inc.
(a)
116 9,191
CureVac NV
(a)
31 1,242
Exact Sciences Corp.
(a)
108 10,284
Exelixis, Inc.
(a)
192 4,130
Gilead Sciences, Inc. 797 51,709
Horizon Therapeutics PLC
(a)
134 16,068
Incyte Corp.
(a)
115 7,703
Ionis Pharmaceuticals, Inc.
(a)
87 2,773
Iovance Biotherapeutics, Inc.
(a)
92 2,236
Mirati Therapeutics, Inc.
(a)
25 4,725
Moderna, Inc.
(a)
216 74,565
Natera, Inc.
(a)
53 6,072
Neurocrine Biosciences, Inc.
(a)
58 6,114
Novavax, Inc.
(a)
48 7,144
Regeneron Pharmaceuticals, Inc.
(a)
63 40,316
Sage Therapeutics, Inc.
(a)
31 1,251
Sarepta Therapeutics, Inc.
(a)
52 4,115
Seagen, Inc.
(a)
82 14,459
Ultragenyx Pharmaceutical, Inc.
(a)
41 3,441
United Therapeutics Corp.
(a)
28 5,341
Vertex Pharmaceuticals, Inc.
(a)
163 30,144
Total 549,132
Health Care Equipment & Supplies 1.7%
Abbott Laboratories 2,192 282,527
Baxter International, Inc. 629 49,666
Becton Dickinson and Co. 356 85,294
DENTSPLY SIRONA, Inc. 279 15,962
Envista Holdings Corp.
(a)
205 8,015
Hill-Rom Holdings, Inc. 83 12,857
Hologic, Inc.
(a)
314 23,019
ICU Medical, Inc.
(a)
25 5,853
Quidel Corp.
(a)
45 5,975
Total 489,168
Health Care Providers & Services 2.3%
AmerisourceBergen Corp. 191 23,306
Anthem, Inc. 313 136,196
Cardinal Health, Inc. 371 17,737

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
October 31, 2021
The accompanying notes to Financial Statement are an integral part of these financial statements.
14 Strategic Beta ETFs | Annual Report 2021
Common Stocks (continued)
Issuer Shares Value ($)
Centene Corp.
(a)
748 53,288
Cigna Corp. 425 90,784
CVS Health Corp. 1,678 149,812
HCA Healthcare, Inc. 323 80,899
Laboratory Corp. of America Holdings
(a)
120 34,442
McKesson Corp. 198 41,160
Molina Healthcare, Inc.
(a)
75 22,179
Total 649,803
Life Sciences Tools & Services 2.0%
Agilent Technologies, Inc. 384 60,476
Avantor, Inc.
(a)
726 29,316
Bruker Corp. 128 10,278
IQVIA Holdings, Inc.
(a)
244 63,786
Mettler-Toledo International, Inc.
(a)
29 42,946
Syneos Health, Inc.
(a)
128 11,948
Thermo Fisher Scientific, Inc. 494 312,737
Waters Corp.
(a)
77 28,301
Total 559,788
Pharmaceuticals 4.7%
Bristol-Myers Squibb Co. 2,799 163,461
Johnson & Johnson 3,352 545,974
Merck & Co., Inc. 3,186 280,527
Organon & Co. 332 12,201
Perrigo Co. PLC 171 7,721
Pfizer, Inc. 7,084 309,854
Total 1,319,738
Total Health Care 3,567,629
Industrials  8.9%
Aerospace & Defense 0.2%
Curtiss-Wright Corp. 77 9,831
Textron, Inc. 434 32,051
Total 41,882
Air Freight & Logistics 1.2%
Expeditors International of Washington, Inc. 320 39,443
GXO Logistics, Inc.
(a)
190 16,872
United Parcel Service, Inc. Class B 1,359 290,106
Total 346,421
Building Products 1.0%
A O Smith Corp. 251 18,341
Allegion PLC 170 21,811
Carlisle Cos., Inc. 98 21,846
Johnson Controls International PLC 1,372 100,664
Lennox International, Inc. 64 19,154
Owens Corning 193 18,028
Trane Technologies PLC 464 83,951
Total 283,795
Commercial Services & Supplies 0.5%
Cintas Corp. 167 72,328
Clean Harbors, Inc.
(a)
96 10,804
Republic Services, Inc. 401 53,975
Rollins, Inc. 428 15,078
Total 152,185
Construction & Engineering 0.2%
AECOM
(a)
261 17,844
MasTec, Inc.
(a)
110 9,804
Quanta Services, Inc. 263 31,897
Total 59,545
Electrical Equipment 0.7%
Acuity Brands, Inc. 67 13,764
AMETEK, Inc. 443 58,653
Emerson Electric Co. 1,139 110,494
Common Stocks (continued)
Issuer Shares Value ($)
nVent Electric PLC 319 11,309
Total 194,220
Industrial Conglomerates 0.7%
3M Co. 1,104 197,263
Machinery 1.9%
AGCO Corp. 116 14,176
Crane Co. 92 9,502
Deere & Co. 528 180,740
Dover Corp. 274 46,328
ITT, Inc. 165 15,521
Middleby Corp. (The)
(a)
104 18,974
Nordson Corp. 110 27,963
Oshkosh Corp. 130 13,910
Otis Worldwide Corp. 815 65,453
Parker-Hannifin Corp. 245 72,664
Pentair PLC 313 23,153
Snap-on, Inc. 101 20,526
Toro Co. (The) 201 19,189
Woodward, Inc. 107 12,086
Total 540,185
Professional Services 0.3%
Booz Allen Hamilton Holding Corp. 253 21,976
Jacobs Engineering Group, Inc. 250 35,105
ManpowerGroup, Inc. 105 10,148
Robert Half International, Inc. 210 23,745
Total 90,974
Road & Rail 2.0%
Knight-Swift Transportation Holdings, Inc. 304 17,234
Norfolk Southern Corp. 472 138,319
Old Dominion Freight Line, Inc. 194 66,222
Ryder System, Inc. 101 8,580
Schneider National, Inc. Class B 97 2,419
Union Pacific Corp. 1,247 301,026
XPO Logistics, Inc.
(a)
190 16,302
Total 550,102
Trading Companies & Distributors 0.2%
MSC Industrial Direct Co., Inc. Class A 84 7,062
United Rentals, Inc.
(a)
138 52,317
Total 59,379
Total Industrials 2,515,951
Information Technology  28.6%
Communications Equipment 0.9%
Arista Networks, Inc.
(a)
56 22,943
Cisco Systems, Inc. 3,969 222,145
Lumentum Holdings, Inc.
(a)
71 5,863
Ubiquiti, Inc. 6 1,833
Total 252,784
Electronic Equipment, Instruments & Components 0.3%
Arrow Electronics, Inc.
(a)
68 7,871
CDW Corp. 129 24,078
Keysight Technologies, Inc.
(a)
173 31,143
SYNNEX Corp. 39 4,095
Vontier Corp. 156 5,277
Zebra Technologies Corp. Class A
(a)
50 26,698
Total 99,162
IT Services 2.7%
Accenture PLC Class A 593 212,762
Amdocs Ltd. 121 9,419
Automatic Data Processing, Inc. 401 90,021
Fidelity National Information Services, Inc. 578 64,008
Gartner, Inc.
(a)
75 24,893
Genpact Ltd. 170 8,390

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
October 31, 2021
The accompanying notes to Financial Statement are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2021 15
Common Stocks (continued)
Issuer Shares Value ($)
Global Payments, Inc. 273 39,036
Paychex, Inc. 303 37,354
PayPal Holdings, Inc.
(a)
1,061 246,778
SolarWinds Corp. 33 531
VeriSign, Inc.
(a)
91 20,263
Western Union Co. (The) 378 6,887
Total 760,342
Semiconductors & Semiconductor Equipment 3.1%
Advanced Micro Devices, Inc.
(a)
1,113 133,816
Broadcom, Inc. 374 198,845
Cirrus Logic, Inc.
(a)
54 4,364
Intel Corp. 3,821 187,229
Lam Research Corp. 137 77,209
Monolithic Power Systems, Inc. 41 21,544
ON Semiconductor Corp.
(a)
403 19,372
Qorvo, Inc.
(a)
106 17,832
QUALCOMM, Inc. 1,057 140,623
Skyworks Solutions, Inc. 155 25,905
Xilinx, Inc. 227 40,860
Total 867,599
Software 13.5%
Adobe, Inc.
(a)
428 278,354
ANSYS, Inc.
(a)
81 30,746
Aspen Technology, Inc.
(a)
63 9,871
Atlassian Corp. PLC Class A
(a)
123 56,350
Autodesk, Inc.
(a)
201 63,840
Bentley Systems, Inc. Class B 129 7,630
Cadence Design Systems, Inc.
(a)
254 43,970
Dolby Laboratories, Inc. Class A 60 5,301
Dropbox, Inc. Class A
(a)
281 8,568
Fair Isaac Corp.
(a)
25 9,955
Fortinet, Inc.
(a)
125 42,042
Intuit, Inc. 236 147,734
Manhattan Associates, Inc.
(a)
59 10,711
McAfee Corp. Class A 64 1,368
Microsoft Corp. 6,976 2,313,381
N-Able, Inc.
(a)
37 492
NortonLifeLock, Inc. 518 13,183
Oracle Corp. 1,578 151,393
Palo Alto Networks, Inc.
(a)
88 44,800
PTC, Inc.
(a)
99 12,608
salesforce.com, Inc.
(a)
856 256,535
ServiceNow, Inc.
(a)
180 125,597
SS&C Technologies Holdings, Inc. 207 16,450
Synopsys, Inc.
(a)
139 46,312
Teradata Corp.
(a)
104 5,882
Trade Desk, Inc. (The) Class A
(a)
402 30,114
VMware, Inc. Class A
(a)
75 11,378
Zoom Video Communications, Inc. Class A
(a)
196 53,831
Total 3,798,396
Technology Hardware, Storage & Peripherals 8.1%
Apple, Inc. 14,598 2,186,780
Dell Technologies, Inc. Class C
(a)
252 27,718
HP, Inc. 1,104 33,484
NetApp, Inc. 213 19,021
Total 2,267,003
Total Information Technology 8,045,286
Materials  2.2%
Chemicals 1.1%
Celanese Corp. 246 39,731
CF Industries Holdings, Inc. 481 27,321
Chemours Co. (The) 375 10,507
Common Stocks (continued)
Issuer Shares Value ($)
Dow, Inc. 1,683 94,198
Eastman Chemical Co. 305 31,729
LyondellBasell Industries NV Class A 589 54,671
Mosaic Co. (The) 769 31,967
Westlake Chemical Corp. 75 7,301
Total 297,425
Construction Materials 0.0%
Eagle Materials, Inc. 91 13,501
Containers & Packaging 0.7%
Avery Dennison Corp. 184 40,060
Graphic Packaging Holding Co. 619 12,337
International Paper Co. 873 43,362
Packaging Corp. of America 207 28,436
Sealed Air Corp. 326 19,338
Sonoco Products Co. 217 12,575
Westrock Co. 587 28,235
Total 184,343
Metals & Mining 0.4%
Nucor Corp. 660 73,689
Reliance Steel & Aluminum Co. 143 20,901
Southern Copper Corp. 184 11,038
Total 105,628
Paper & Forest Products 0.0%
Louisiana-Pacific Corp. 212 12,493
Sylvamo Corp.
(a)
79 2,225
Total 14,718
Total Materials 615,615
Real Estate  3.1%
Equity Real Estate Investment Trusts (REITs) 2.7%
American Homes 4 Rent Class A 641 26,025
Brixmor Property Group, Inc. 676 15,845
CubeSmart 453 24,919
First Industrial Realty Trust, Inc. 294 17,120
Gaming and Leisure Properties, Inc. 504 24,439
Highwoods Properties, Inc. 234 10,493
Invitation Homes, Inc. 1,318 54,367
Iron Mountain, Inc. 658 30,031
Kimco Realty Corp. 1,326 29,968
Lamar Advertising Co. Class A 198 22,414
Life Storage, Inc. 175 23,417
Omega Healthcare Investors, Inc. 539 15,825
Public Storage 333 110,616
SBA Communications Corp. 244 84,260
Simon Property Group, Inc. 747 109,495
SL Green Realty Corp. 153 10,721
Ventas, Inc. 895 47,766
VICI Properties, Inc. 1,356 39,799
Weyerhaeuser Co. 1,703 60,831
Total 758,351
Real Estate Management & Development 0.4%
CBRE Group, Inc. Class A
(a)
753 78,372
Jones Lang LaSalle, Inc.
(a)
114 29,438
Total 107,810
Total Real Estate 866,161
Utilities  2.3%
Electric Utilities 1.4%
Edison International 966 60,790
Evergy, Inc. 596 37,995
IDACORP, Inc. 131 13,666
NRG Energy, Inc. 641 25,569
Pinnacle West Capital Corp. 297 19,154
PPL Corp. 2,017 58,090

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
October 31, 2021
The accompanying notes to Financial Statement are an integral part of these financial statements.
16 Strategic Beta ETFs | Annual Report 2021
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Southern Co. (The) 2,758 171,879
Total 387,143
Gas Utilities 0.1%
National Fuel Gas Co. 227 13,037
UGI Corp. 542 23,528
Total 36,565
Independent Power and Renewable Electricity Producers
0.2%
AES Corp. (The) 1,731 43,500
Brookfield Renewable Corp. Class A 323 13,375
Total 56,875
Multi-Utilities 0.6%
DTE Energy Co. 498 56,448
MDU Resources Group, Inc. 518 15,918
Public Service Enterprise Group, Inc. 1,315 83,897
Total 156,263
Total Utilities 636,846
Total Common Stocks
(Cost $23,848,469) 28,033,595
Issuer Shares Value ($)
Money Market Funds 0.3%
Goldman Sachs Financial Square Funds
- Treasury Instruments Fund, Institutional
Shares, 0.006%
(b)
87,101 87,101
Total Money Market Funds
(Cost $87,101) 87,101
Total Investments in Securities
(Cost $23,935,570) 28,120,696
Other Assets & Liabilities, Net (13,721)
Net Assets 28,106,975
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at October 31, 2021.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
October 31, 2021
The accompanying notes to Financial Statement are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2021 17
Fair Value Measurements (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2021:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 2,973,924 – – 2,973,924
Consumer Discretionary 3,354,197 – – 3,354,197
Consumer Staples 1,506,597 – – 1,506,597
Energy 786,526 – – 786,526
Financials 3,164,863 – – 3,164,863
Health Care 3,567,629 – – 3,567,629
Industrials 2,515,951 – – 2,515,951
Information Technology 8,045,286 – – 8,045,286
Materials 615,615 – – 615,615
Real Estate 866,161 – – 866,161
Utilities 636,846 – – 636,846
Total Common Stocks 28,033,595 – – 28,033,595
Money Market Funds 87,101 – – 87,101
Total Investments in Securities 28,120,696 – – 28,120,696
See the Portfolio of Investments for all investment classifications not indicated in the table.

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Value ETF
October 31, 2021
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
18 Strategic Beta ETFs | Annual Report 2021
Common Stocks 99.7%
Issuer Shares Value ($)
Communication Services  8.5%
Diversified Telecommunication Services 0.2%
Lumen Technologies, Inc. 2,344 27,800
Entertainment 2.3%
Activision Blizzard, Inc. 1,652 129,170
Electronic Arts, Inc. 599 84,010
Take-Two Interactive Software, Inc.
(a)
193 34,933
Total 248,113
Interactive Media & Services 4.6%
Alphabet, Inc. Class A
(a)
89 263,522
Alphabet, Inc. Class C
(a)
82 243,163
Total 506,685
Media 1.4%
Altice USA, Inc. Class A
(a)
134 2,184
Fox Corp. Class A 660 26,228
Fox Corp. Class B 316 11,679
Interpublic Group of Cos., Inc. (The) 846 30,938
New York Times Co. (The) Class A 341 18,615
News Corp. Class A 830 19,007
News Corp. Class B 258 5,821
Nexstar Media Group, Inc. Class A 79 11,845
Omnicom Group, Inc. 465 31,657
Total 157,974
Total Communication Services 940,572
Consumer Discretionary  5.8%
Distributors 0.4%
Genuine Parts Co. 171 22,420
LKQ Corp.
(a)
327 18,011
Total 40,431
Diversified Consumer Services 0.2%
H&R Block, Inc. 41 946
Service Corp. International 198 13,561
Terminix Global Holdings, Inc.
(a)
151 6,112
Total 20,619
Hotels, Restaurants & Leisure 2.2%
Aramark 283 10,324
Boyd Gaming Corp.
(a)
79 5,039
Darden Restaurants, Inc. 50 7,207
Hilton Worldwide Holdings, Inc.
(a)
110 15,834
Marriott Vacations Worldwide Corp. 52 8,175
McDonald's Corp. 745 182,935
Penn National Gaming, Inc.
(a)
190 13,604
Travel + Leisure Co. 35 1,902
Total 245,020
Household Durables 0.7%
Lennar Corp. Class A 312 31,178
Lennar Corp. Class B 18 1,477
Mohawk Industries, Inc.
(a)
69 12,228
PulteGroup, Inc. 218 10,481
Toll Brothers, Inc. 81 4,874
TopBuild Corp.
(a)
7 1,799
Whirlpool Corp. 73 15,391
Total 77,428
Internet & Direct Marketing Retail 0.1%
Qurate Retail, Inc. Series A 450 4,698
Wayfair, Inc. Class A
(a)
41 10,213
Total 14,911
Leisure Products 0.1%
Brunswick Corp. 80 7,447
Polaris, Inc. 21 2,414
Total 9,861
Common Stocks (continued)
Issuer Shares Value ($)
Multiline Retail 0.9%
Kohl's Corp. 192 9,318
Target Corp. 328 85,155
Total 94,473
Specialty Retail 1.0%
AutoNation, Inc.
(a)
55 6,662
AutoZone, Inc.
(a)
20 35,697
Bath & Body Works, Inc. 123 8,498
Dick's Sporting Goods, Inc. 75 9,316
Foot Locker, Inc. 109 5,196
O'Reilly Automotive, Inc.
(a)
57 35,472
Penske Automotive Group, Inc. 39 4,136
Victoria's Secret & Co.
(a)
39 1,968
Williams-Sonoma, Inc. 22 4,086
Total 111,031
Textiles, Apparel & Luxury Goods 0.2%
Deckers Outdoor Corp.
(a)
28 11,069
Tapestry, Inc. 307 11,967
Total 23,036
Total Consumer Discretionary 636,810
Consumer Staples  7.1%
Food & Staples Retailing 1.9%
Albertsons Cos., Inc. Class A 118 3,652
Costco Wholesale Corp. 22 10,814
Kroger Co. (The) 582 23,292
Walmart, Inc. 1,125 168,097
Total 205,855
Food Products 1.2%
Darling Ingredients, Inc.
(a)
125 10,565
Hershey Co. (The) 16 2,806
Ingredion, Inc. 52 4,952
JM Smucker Co. (The) 83 10,197
Kraft Heinz Co. (The) 521 18,699
Mondelez International, Inc. Class A 1,092 66,328
Tyson Foods, Inc. Class A 224 17,913
Total 131,460
Household Products 2.7%
Colgate-Palmolive Co. 307 23,391
Procter & Gamble Co. (The) 1,902 271,967
Spectrum Brands Holdings, Inc. 32 3,000
Total 298,358
Personal Products 0.0%
Herbalife Nutrition Ltd.
(a)
68 3,155
Tobacco 1.3%
Altria Group, Inc. 641 28,274
Philip Morris International, Inc. 1,205 113,921
Total 142,195
Total Consumer Staples 781,023
Energy  5.5%
Energy Equipment & Services 0.2%
NOV, Inc.
(a)
1,705 23,904
Oil, Gas & Consumable Fuels 5.3%
Antero Midstream Corp. 1,442 15,343
Continental Resources, Inc. 250 12,202
Coterra Energy, Inc. 2,959 63,086
DT Midstream, Inc. 210 10,072
EOG Resources, Inc. 2,251 208,127
HollyFrontier Corp. 662 22,376
Kinder Morgan, Inc. 8,607 144,167
Marathon Oil Corp. 3,428 55,945

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2021 19
Common Stocks (continued)
Issuer Shares Value ($)
Targa Resources Corp. 986 53,905
Total 585,223
Total Energy 609,127
Financials  21.3%
Banks 5.1%
Citigroup, Inc. 4,464 308,730
Citizens Financial Group, Inc. 773 36,625
Comerica, Inc. 297 25,272
First Horizon Corp. 1,206 20,466
KeyCorp 2,120 49,332
Popular, Inc. 176 14,333
Regions Financial Corp. 2,130 50,438
Synovus Financial Corp. 302 14,070
Umpqua Holdings Corp. 494 10,102
Wintrust Financial Corp. 127 11,240
Zions Bancorp NA 354 22,299
Total 562,907
Capital Markets 7.7%
Affiliated Managers Group, Inc. 93 15,613
Evercore, Inc. Class A 85 12,906
Franklin Resources, Inc. 641 20,185
Goldman Sachs Group, Inc. (The) 699 288,932
Invesco Ltd. 747 18,981
Janus Henderson Group PLC 367 17,065
Jefferies Financial Group, Inc. 485 20,855
Lazard Ltd. Class A 219 10,729
Morgan Stanley 3,078 316,357
Raymond James Financial, Inc. 389 38,351
SEI Investments Co. 239 15,067
T Rowe Price Group, Inc. 336 72,872
Total 847,913
Consumer Finance 2.4%
Ally Financial, Inc. 791 37,762
Capital One Financial Corp. 980 148,010
Credit Acceptance Corp.
(a)
19 11,366
Discover Financial Services 299 33,883
OneMain Holdings, Inc. 206 10,879
Santander Consumer USA Holdings, Inc. 134 5,588
SLM Corp. 681 12,496
Total 259,984
Diversified Financial Services 0.2%
Voya Financial, Inc. 251 17,512
Insurance 5.4%
Aflac, Inc. 1,470 78,895
Allstate Corp. (The) 650 80,385
American Financial Group, Inc. 148 20,134
Athene Holding Ltd. Class A
(a)
254 22,101
Brown & Brown, Inc. 485 30,608
CNA Financial Corp. 62 2,781
Everest Re Group Ltd. 69 18,044
Hanover Insurance Group, Inc. (The) 79 9,954
Mercury General Corp. 57 3,106
MetLife, Inc. 1,621 101,799
Old Republic International Corp. 626 16,170
Prudential Financial, Inc. 861 94,753
Reinsurance Group of America, Inc. 151 17,830
Travelers Cos., Inc. (The) 559 89,932
Unum Group 460 11,716
Total 598,208
Mortgage Real Estate Investment Trusts (REITs) 0.4%
AGNC Investment Corp. 1,152 18,340
Common Stocks (continued)
Issuer Shares Value ($)
Annaly Capital Management, Inc. 3,016 25,515
Total 43,855
Thrifts & Mortgage Finance 0.1%
New York Community Bancorp, Inc. 1,012 12,579
Total Financials 2,342,958
Health Care  16.6%
Biotechnology 1.4%
Amgen, Inc. 53 10,969
Biogen, Inc.
(a)
76 20,268
BioMarin Pharmaceutical, Inc.
(a)
96 7,606
Exact Sciences Corp.
(a)
7 667
Exelixis, Inc.
(a)
23 495
Gilead Sciences, Inc. 660 42,821
Horizon Therapeutics PLC
(a)
90 10,792
Incyte Corp.
(a)
14 938
Ionis Pharmaceuticals, Inc.
(a)
6 191
Iovance Biotherapeutics, Inc.
(a)
53 1,289
Mirati Therapeutics, Inc.
(a)
3 567
Natera, Inc.
(a)
3 344
Regeneron Pharmaceuticals, Inc.
(a)
47 30,077
Sage Therapeutics, Inc.
(a)
26 1,049
Seagen, Inc.
(a)
7 1,234
Ultragenyx Pharmaceutical, Inc.
(a)
9 755
United Therapeutics Corp.
(a)
24 4,578
Vertex Pharmaceuticals, Inc.
(a)
81 14,979
Total 149,619
Health Care Equipment & Supplies 1.7%
Baxter International, Inc. 572 45,165
Becton Dickinson and Co. 323 77,388
DENTSPLY SIRONA, Inc. 254 14,531
Envista Holdings Corp.
(a)
186 7,273
Hill-Rom Holdings, Inc. 76 11,772
Hologic, Inc.
(a)
285 20,893
Quidel Corp.
(a)
41 5,444
Total 182,466
Health Care Providers & Services 4.5%
AmerisourceBergen Corp. 174 21,231
Anthem, Inc. 284 123,577
Cardinal Health, Inc. 138 6,598
Centene Corp.
(a)
680 48,443
Cigna Corp. 387 82,667
CVS Health Corp. 1,526 136,241
Laboratory Corp. of America Holdings
(a)
109 31,285
McKesson Corp. 154 32,014
Molina Healthcare, Inc.
(a)
58 17,152
Total 499,208
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc. 36 5,670
IQVIA Holdings, Inc.
(a)
112 29,279
Syneos Health, Inc.
(a)
101 9,427
Waters Corp.
(a)
5 1,838
Total 46,214
Pharmaceuticals 8.6%
Bristol-Myers Squibb Co. 2,546 148,686
Johnson & Johnson 3,049 496,621
Organon & Co. 302 11,099
Perrigo Co. PLC 156 7,043
Pfizer, Inc. 6,442 281,773
Total 945,222
Total Health Care 1,822,729

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
20 Strategic Beta ETFs | Annual Report 2021
Common Stocks (continued)
Issuer Shares Value ($)
Industrials  12.1%
Aerospace & Defense 0.4%
Curtiss-Wright Corp. 71 9,065
Textron, Inc. 401 29,614
Total 38,679
Air Freight & Logistics 0.1%
Expeditors International of Washington, Inc. 80 9,861
GXO Logistics, Inc.
(a)
25 2,220
Total 12,081
Building Products 1.8%
A O Smith Corp. 231 16,879
Carlisle Cos., Inc. 56 12,483
Johnson Controls International PLC 1,266 92,886
Lennox International, Inc. 59 17,658
Owens Corning 178 16,627
Trane Technologies PLC 220 39,805
Total 196,338
Commercial Services & Supplies 0.6%
Cintas Corp. 10 4,331
Clean Harbors, Inc.
(a)
89 10,016
Republic Services, Inc. 370 49,802
Rollins, Inc. 28 986
Total 65,135
Construction & Engineering 0.2%
AECOM
(a)
241 16,477
MasTec, Inc.
(a)
101 9,002
Total 25,479
Electrical Equipment 1.6%
Acuity Brands, Inc. 62 12,737
AMETEK, Inc. 409 54,151
Emerson Electric Co. 1,051 101,957
nVent Electric PLC 295 10,458
Total 179,303
Industrial Conglomerates 1.4%
3M Co. 870 155,452
Machinery 2.7%
AGCO Corp. 97 11,854
Crane Co. 85 8,779
Dover Corp. 253 42,777
ITT, Inc. 152 14,299
Middleby Corp. (The)
(a)
67 12,224
Nordson Corp. 84 21,354
Oshkosh Corp. 120 12,840
Otis Worldwide Corp. 752 60,393
Parker-Hannifin Corp. 188 55,759
Pentair PLC 289 21,377
Snap-on, Inc. 93 18,900
Toro Co. (The) 10 955
Woodward, Inc. 99 11,182
Total 292,693
Professional Services 0.6%
Jacobs Engineering Group, Inc. 230 32,297
ManpowerGroup, Inc. 97 9,375
Robert Half International, Inc. 24 2,714
Verisk Analytics, Inc. 101 21,237
Total 65,623
Road & Rail 2.4%
Knight-Swift Transportation Holdings, Inc. 280 15,873
Norfolk Southern Corp. 435 127,477
Old Dominion Freight Line, Inc. 14 4,779
Ryder System, Inc. 93 7,900
Schneider National, Inc. Class B 90 2,245
Common Stocks (continued)
Issuer Shares Value ($)
Union Pacific Corp. 423 102,112
XPO Logistics, Inc.
(a)
25 2,145
Total 262,531
Trading Companies & Distributors 0.3%
MSC Industrial Direct Co., Inc. Class A 78 6,558
United Rentals, Inc.
(a)
83 31,466
Total 38,024
Total Industrials 1,331,338
Information Technology  9.9%
Communications Equipment 2.2%
Arista Networks, Inc.
(a)
6 2,458
Cisco Systems, Inc. 4,177 233,787
Lumentum Holdings, Inc.
(a)
74 6,111
Ubiquiti, Inc. 1 305
Total 242,661
Electronic Equipment, Instruments & Components 0.3%
Arrow Electronics, Inc.
(a)
72 8,334
Keysight Technologies, Inc.
(a)
102 18,362
SYNNEX Corp. 41 4,305
Vontier Corp. 75 2,537
Total 33,538
IT Services 1.9%
Accenture PLC Class A 122 43,772
Amdocs Ltd. 127 9,886
Automatic Data Processing, Inc. 34 7,633
Fidelity National Information Services, Inc. 609 67,441
Genpact Ltd. 170 8,390
Global Payments, Inc. 288 41,181
SolarWinds Corp. 34 547
VeriSign, Inc.
(a)
96 21,376
Western Union Co. (The) 299 5,448
Total 205,674
Semiconductors & Semiconductor Equipment 2.2%
Cirrus Logic, Inc.
(a)
57 4,606
Intel Corp. 4,022 197,078
ON Semiconductor Corp.
(a)
195 9,374
Qorvo, Inc.
(a)
112 18,842
Skyworks Solutions, Inc. 86 14,373
Total 244,273
Software 2.9%
ANSYS, Inc.
(a)
50 18,979
Dolby Laboratories, Inc. Class A 63 5,566
Manhattan Associates, Inc.
(a)
29 5,265
McAfee Corp. Class A 16 342
N-Able, Inc.
(a)
39 519
NortonLifeLock, Inc. 401 10,205
Oracle Corp. 113 10,841
salesforce.com, Inc.
(a)
728 218,174
SS&C Technologies Holdings, Inc. 218 17,324
Synopsys, Inc.
(a)
54 17,992
Teradata Corp.
(a)
16 905
VMware, Inc. Class A
(a)
50 7,585
Total 313,697
Technology Hardware, Storage & Peripherals 0.4%
Dell Technologies, Inc. Class C
(a)
136 14,959
HP, Inc. 759 23,020
NetApp, Inc. 76 6,787
Total 44,766
Total Information Technology 1,084,609
Materials  3.6%
Chemicals 1.9%
Celanese Corp. 122 19,704

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2021 21
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
CF Industries Holdings, Inc. 376 21,357
Chemours Co. (The) 142 3,979
Dow, Inc. 1,221 68,340
Eastman Chemical Co. 239 24,863
LyondellBasell Industries NV Class A 404 37,499
Mosaic Co. (The) 601 24,984
Westlake Chemical Corp. 47 4,575
Total 205,301
Construction Materials 0.1%
Eagle Materials, Inc. 72 10,682
Containers & Packaging 0.8%
Avery Dennison Corp. 68 14,805
Graphic Packaging Holding Co. 347 6,916
International Paper Co. 683 33,925
Sealed Air Corp. 117 6,940
Sonoco Products Co. 170 9,851
Westrock Co. 459 22,078
Total 94,515
Metals & Mining 0.7%
Nucor Corp. 516 57,611
Reliance Steel & Aluminum Co. 112 16,370
Southern Copper Corp. 13 780
Total 74,761
Paper & Forest Products 0.1%
Louisiana-Pacific Corp. 154 9,075
Sylvamo Corp.
(a)
62 1,746
Total 10,821
Total Materials 396,080
Real Estate  4.5%
Equity Real Estate Investment Trusts (REITs) 3.7%
American Homes 4 Rent Class A 533 21,640
Brixmor Property Group, Inc. 562 13,173
First Industrial Realty Trust, Inc. 245 14,266
Gaming and Leisure Properties, Inc. 419 20,317
Highwoods Properties, Inc. 194 8,699
Invitation Homes, Inc. 1,096 45,210
Iron Mountain, Inc. 162 7,394
Kimco Realty Corp. 1,102 24,905
Lamar Advertising Co. Class A 21 2,377
Life Storage, Inc. 145 19,403
Omega Healthcare Investors, Inc. 448 13,153
Public Storage 65 21,592
SBA Communications Corp. 169 58,361
Simon Property Group, Inc. 81 11,873
SL Green Realty Corp. 128 8,969
Common Stocks (continued)
Issuer Shares Value ($)
Ventas, Inc. 744 39,707
VICI Properties, Inc. 1,128 33,107
Weyerhaeuser Co. 1,416 50,580
Total 414,726
Real Estate Management & Development 0.8%
CBRE Group, Inc. Class A
(a)
593 61,719
Jones Lang LaSalle, Inc.
(a)
95 24,532
Total 86,251
Total Real Estate 500,977
Utilities  4.8%
Electric Utilities 2.9%
Edison International 814 51,225
Evergy, Inc. 502 32,002
IDACORP, Inc. 110 11,475
NRG Energy, Inc. 295 11,768
Pinnacle West Capital Corp. 250 16,123
PPL Corp. 1,699 48,931
Southern Co. (The) 2,323 144,769
Total 316,293
Gas Utilities 0.3%
National Fuel Gas Co. 191 10,969
UGI Corp. 457 19,839
Total 30,808
Independent Power and Renewable Electricity Producers
0.4%
AES Corp. (The) 1,457 36,614
Brookfield Renewable Corp. Class A 204 8,448
Total 45,062
Multi-Utilities 1.2%
DTE Energy Co. 419 47,494
MDU Resources Group, Inc. 437 13,429
Public Service Enterprise Group, Inc. 1,107 70,626
Total 131,549
Total Utilities 523,712
Total Common Stocks
(Cost $10,427,365) 10,969,935
Issuer Shares Value ($)
Money Market Funds 0.4%
Goldman Sachs Financial Square Funds
- Treasury Instruments Fund, Institutional
Shares, 0.006%
(b)
40,210 40,210
Total Money Market Funds
(Cost $40,210) 40,210
Total Investments in Securities
(Cost $10,467,575) 11,010,145
Other Assets & Liabilities, Net (7,301)
Net Assets 11,002,844
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at October 31, 2021.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
22 Strategic Beta ETFs | Annual Report 2021
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2021:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 940,572 – – 940,572
Consumer Discretionary 636,810 – – 636,810
Consumer Staples 781,023 – – 781,023
Energy 609,127 – – 609,127
Financials 2,342,958 – – 2,342,958
Health Care 1,822,729 – – 1,822,729
Industrials 1,331,338 – – 1,331,338
Information Technology 1,084,609 – – 1,084,609
Materials 396,080 – – 396,080
Real Estate 500,977 – – 500,977

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2021 23
Fair Value Measurements (continued)
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Common Stocks (continued)
Utilities 523,712 – – 523,712
Total Common Stocks 10,969,935 – – 10,969,935
Money Market Funds 40,210 – – 40,210
Total Investments in Securities 11,010,145 – – 11,010,145
See the Portfolio of Investments for all investment classifications not indicated in the table.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
24 Strategic Beta ETFs | Annual Report 2021
Columbia Research
Enhanced Core ETF
Columbia Research
Enhanced Value ETF
Assets
Investments in securities, at value
Unaffiliated issuers (cost $23,935,570 and $10,467,575, respectively) $28,120,696 $11,010,145
Receivable for:
Investments sold 26,201 24,255
Dividends 21,609 13,124
Total assets 28,168,506 11,047,524
Liabilities
Payable for:
Investments purchased 58,059 42,928
Investment management fees 3,472 1,752
Total liabilities 61,531 44,680
Net assets applicable to outstanding capital stock $28,106,975 $11,002,844
Represented by:
Paid-in capital $19,182,159 $10,485,661
Total distributable earnings (loss) 8,924,816 517,183
Total - representing net assets applicable to outstanding capital stock $28,106,975 $11,002,844
Shares outstanding 900,000 525,000
Net asset value per share $31.23 $20.96

STATEMENT OF OPERATIONS
Year Ended October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2021 25
Columbia Research
Enhanced Core ETF
Columbia Research
Enhanced Value ETF
Investment Income:
Dividends - unaffiliated issuers $984,728 $110,900
Foreign taxes withheld (91) (26)
Total income 984,637 110,874
Expenses:
Investment management fees 85,594 9,030
Net Investment Income 899,043 101,844
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers 4,256,709 133,704
In-kind transactions 22,649,796 –
Net realized gain 26,906,505 133,704
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers (1,905,580) 580,706
Net change in unrealized appreciation (depreciation) (1,905,580) 580,706
Net realized and unrealized gain 25,000,925 714,410
Net Increase in net assets resulting from operations $25,899,968 $816,254

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
26 Strategic Beta ETFs | Annual Report 2021
Columbia Research Enhanced Core ETF Columbia Research Enhanced Value ETF
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income $899,043 $586,625 $101,844 $127,626
Net realized gain (loss) 26,906,505 846,192 133,704 (454,670)
Net change in unrealized appreciation (depreciation) (1,905,580) 5,973,945 580,706 (123,571)
Net increase (decrease) in net assets resulting from operations 25,899,968 7,406,762 816,254 (450,615)
Distributions to shareholders
Net investment income and net realized gains (903,804) (26,550) (116,961) (37,232)
Shareholder transactions
Proceeds from shares sold 13,953,190 94,006,567 9,842,033 –
Cost of shares redeemed (83,290,815) (34,017,434) (943) (4,109,602)
Net increase (decrease) in net assets resulting from shareholder transactions (69,337,625) 59,989,133 9,841,090 (4,109,602)
Increase (decrease) in net assets (44,341,461) 67,369,345 10,540,383 (4,597,449)
Net Assets:
Net assets beginning of year 72,448,436 5,079,091 462,461 5,059,910
Net assets at end of year $28,106,975 $72,448,436 $11,002,844 $462,461
Capital stock activity
Shares outstanding, beginning of year 3,325,050 250,050 25,050 250,050
Subscriptions 525,000 4,875,000 500,000 –
Redemptions (2,950,050) (1,800,000) (50) (225,000)
Shares outstanding, end of year 900,000 3,325,050 525,000 25,050

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2021 27
The following tables are intended to help you understand each Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020, Market Price
returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year.
The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Columbia Research Enhanced Core ETF
Year Ended October 31 ,
2019
(a)
2021 2020
Per share data
Net asset value, beginning of
year
$21.79 $20.31 $19.81
Income (loss) from investment operations:
Net investment income 0.41 0.37 0.04
Net realized and unrealized gain 9.30 1.22 0.46
Total from investment operations 9.71 1.59 0.50
Less distributions to shareholders:
Net investment income (0.25) (0.11) –
Net realized gains (0.02) (0.00)
(b)
–
Total distribution to shareholders (0.27) (0.11) –
Net asset value, end of year $31.23 $21.79 $20.31
Total Return at NAV 44.90% 7.82% 2.52%
Total Return at Market 45.27% 7.46% 2.63%
Ratios to average net assets:
Total gross expenses
(c)
0.15% 0.15% 0.15%
(d)
Total net expenses
(c)(e)
0.15% 0.15% 0.15%
(d)
Net investment income 1.58% 1.73% 1.77%
(d)
Supplemental data
Net assets, end of
year
(in thousands) $28,107 $72,448 $5,079
Portfolio turnover 49% 41% 0%
(a) The Fund commenced operations on September 25, 2019. Per share data and total return reflect activity from that date.
(b) Rounds to zero.
(c) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(d) Annualized
(e) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
28 Strategic Beta ETFs | Annual Report 2021
Columbia Research Enhanced Value ETF
Year Ended October 31,
2019
(a)
2021 2020
Per share data
Net asset value, beginning of
year
$18.46 $20.24 $19.84
Income (loss) from investment operations:
Net investment income 0.43 0.56 0.05
Net realized and unrealized gain (loss) 6.74 (2.19) 0.35
Total from investment operations 7.17 (1.63) 0.40
Less distributions to shareholders:
Net investment income (4.16) (0.15) –
Net realized gains (0.51) (0.00)
(b)
–
Total distribution to shareholders (4.67) (0.15) –
Net asset value, end of year $20.96 $18.46 $20.24
Total Return at NAV 45.48% (8.16)% 2.02%
Total Return at Market 45.90% (8.50)% 2.02%
Ratios to average net assets:
Total gross expenses
(c)
0.19% 0.19% 0.19%
(d)
Total net expenses
(c)(e)
0.19% 0.19% 0.19%
(d)
Net investment income 2.14% 2.93% 2.41%
(d)
Supplemental data
Net assets, end of
year
(in thousands) $11,003 $462 $5,060
Portfolio turnover 84% 95% 1%
(a) The Fund commenced operations on September 25, 2019. Per share data and total return reflect activity from that date.
(b) Rounds to zero.
(c) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(d) Annualized
(e) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
October 31, 2021
Strategic Beta ETFs | Annual Report 2021 29
Note 1. Organization
Columbia ETF Trust I (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts statutory trust. The Trust may issue an unlimited number of shares (without par value).
Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Research Enhanced Core ETF and Columbia Research Enhanced Value ETF. Each Fund
is diversified.
Fund Shares
The market prices of each Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, each fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 25,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London’s exchange at 11:00 a.m. Eastern (U.S.) time.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2021
30 Strategic Beta ETFs | Annual Report 2021
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported.
Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment
Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that
Fund.
Determination of net asset value
The NAV per share of each fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern
Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, each fund is treated as a separate entity. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2021
Strategic Beta ETFs | Annual Report 2021 31
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Fund, if any; brokerage fees and commissions, interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees.
The investment management for the year ended October 31, 2021 amounted to the amount shown in the table below as a percentage of average daily net assets of each Fund:
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Funds. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each deferred amount is adjusted for market value changes and remains until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment Manager.
Fund
Effective investment
management fee rate
(%)
Columbia Research Enhanced Core ETF 0.15
Columbia Research Enhanced Value ETF 0.19

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2021
32 Strategic Beta ETFs | Annual Report 2021
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Funds are authorized to pay distribution and service fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of each fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2021, these differences are primarily due to differing treatments for re-characterization of distributions from investments, deferral/reversal of wash sale losses and reversal of capital gains (losses) on a redemption-in-kind. To the extent these differences are permanent, reclassifications are made among the components of the applicable Fund’s net assets.
Temporary differences do not require reclassifications. The following reclassifications were made:
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by these reclassifications.
The tax character of distributions paid during the years indicated was as follows:
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At October 31, 2021, the components of distributable earnings on a tax basis were as follows:
At October 31, 2021, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Fund
Undistributed
net investment
income ($)
Accumulated
net realized
gain (loss) ($)
Paid-in
capital ($)
Columbia Research Enhanced Core ETF (18,788) (22,527,728) 22,546,516
Columbia Research Enhanced Value ETF (2,079) 2,079 -
Year Ended October 31, 2021 Year Ended October 31, 2020
Fund
Ordinary
income ($)
Long-term
capital gain ($) Total ($)
Ordinary
income ($)
Long-term
capital gain ($) Total ($)
Columbia Research Enhanced Core ETF 900,870 2,934 903,804 26,500 50 26,550
Columbia Research Enhanced Value ETF 116,290 671 116,961 37,117 115 37,232
Fund
Undistributed ordinary
income ($)
Undistributed long-term
capital gains ($)
Capital loss
carryforwards ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia Research Enhanced Core ETF 4,720,467 62,407 - 4,141,942
Columbia Research Enhanced Value ETF 257,127 - (253,129) 513,185

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2021
Strategic Beta ETFs | Annual Report 2021 33
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2021, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended October
31, 2021, capital loss carryforwards utilized, if any, were as follows:
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the year ended October 31, 2021, were as follows:
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the year ended October 31, 2021, the cost basis of securities contributed was as follows:
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the year ended October 31, 2021, the in-kind redemptions were as follows:
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit
Fund Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
(depreciation) ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia Research Enhanced Core ETF 23,978,754 4,635,709 (493,767) 4,141,942
Columbia Research Enhanced Value ETF 10,496,960 816,772 (303,587) 513,185
Fund
No expiration
short-term ($)
No expiration
long-term ($) Total ($) Utilized ($)
Columbia Research Enhanced Core ETF - - - -
Columbia Research Enhanced Value ETF 253,129 - 253,129 (4,113)
Fund Purchases ($)
Proceeds from
sales ($)
Columbia Research Enhanced Core ETF 28,822,124 28,792,423
Columbia Research Enhanced Value ETF 4,051,380 4,065,891
Fund Contributions ($)
Columbia Research Enhanced Core ETF 13,887,492
Columbia Research Enhanced Value ETF 9,810,149
Fund Cost basis ($) Proceeds from sales ($)
Net realized
gain (loss) ($)
Columbia Research Enhanced Core ETF 60,266,531 82,916,327 22,649,796
Columbia Research Enhanced Value ETF - - -

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2021
34 Strategic Beta ETFs | Annual Report 2021
facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.
The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of
0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-
month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
No Fund had borrowings during the year ended October 31, 2021.
Note 8. Significant risks
Financial sector risk
Columbia Research Enhanced Value ETF is more susceptible to the particular risks that may affect companies in the financial services sector than if it was invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans).
Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Information technology sector risk
Columbia Research Enhanced Core ETF is more susceptible to the particular risks that may affect companies in the information technology sector than if it was invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market and environment risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2021
Strategic Beta ETFs | Annual Report 2021 35
worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events
– could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Funds’ net asset value.
The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the Funds’ ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the
Funds.
Passive Investment risk
The Funds are not "actively" managed and may be affected by a general decline in market segments related to their tracking index. The Funds invest in securities or instruments included in, or believed by the Investment Manager to be representative of, its tracking index, regardless of their investment merits. The Funds do not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from a tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Funds.

36 Strategic Beta ETFs | Annual Report 2021
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Board of Trustees of Columbia ETF Trust I and Shareholders of Columbia Research Enhanced Core ETF and
Columbia Research Enhanced Value ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Columbia Research Enhanced Core ETF and Columbia Research Enhanced Value ETF (two of the funds constituting
Columbia ETF Trust I, hereafter collectively referred to as the "Funds") as of October 31, 2021, the related statements of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the two years in the period ended October 31, 2021 and for the period September 25, 2019 (commencement of operations) through October
31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended
October 31, 2021 and each of the financial highlights for each of the two years in the period ended October 31, 2021 and for the period September 25, 2019 (commencement of operations) through October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
December 21, 2021
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

FEDERAL INCOME TAX INFORMATION
(Unaudited)
Strategic Beta ETFs | Annual Report 2021 37
The Funds hereby designate the following tax attributes for the ﬁscal year ended October 31, 2021 . Shareholders will be notiﬁed in early 202 2 of the amounts for use in preparing 2021 income tax returns.
For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentages of ordinary income distributions qualifying for the corporate dividends received deduction (DRD), and the individual qualified dividend income rate (QDI) are presented below.
The Funds report the following for ordinary income distributions:
The Funds designate as a capital gain dividend the amount reflected below, or if subsequently determined to be different, the net capital gain of such fiscal period.
Fund DRD QDI
Columbia Research Enhanced Core ETF 60.69% 63.56%
Columbia Research Enhanced Value ETF 86.19% 90.57%
Fund
Columbia Research Enhanced Core ETF $900,870
Columbia Research Enhanced Value ETF $116,290
Fund
Columbia Research Enhanced Core ETF $66,967
Columbia Research Enhanced Value ETF $-

TRUSTEES AND OFFICERS
38 Strategic Beta ETFs | Annual Report 2021
The Board oversees the Funds' operations and appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Funds' Trustees as of the printing of this report, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. The year set forth beneath Length of Service in the table below is the year in which the Trustee was first appointed or elected as Trustee to any Fund currently in the Columbia Funds Complex or a predecessor thereof. Under current Board policy, each Trustee generally serves until December 31 of the year such
Trustee turns seventy-five (75).
Independent trustees
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
George S. Batejan
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1953
Trustee
2017
Executive Vice President, Global Head of
Technology and Operations, Janus Capital
Group, Inc., 2010-2016
171 Former Chairman of the
Board, NICSA (National
Investment Company
Services Association)
(Executive Committee,
Nominating Committee
and Governance
Committee), 2014-2016;
former Director, Intech
Investment Management,
2011-2016; former Board
Member, Metro Denver
Chamber of Commerce,
2015-2016; former
Advisory Board Member,
University of Colorado
Business School,
2015-2018
Kathleen Blatz
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee
2006
Attorney, specializing in arbitration and
mediation; Chief Justice, Minnesota
Supreme Court, 1998-2006; Associate
Justice, Minnesota Supreme Court,
1996-1998; Fourth Judicial District Court
Judge, Hennepin County, 1994-1996;
Attorney in private practice and public
service, 1984-1993; State Representative,
Minnesota House of Representatives,
1979-1993, which included service on the
Tax and Financial Institutions and Insurance
Committees; Member and Interim Chair,
Minnesota Sports Facilities Authority,
January - July 2017; Interim President and
Chief Executive Officer, Blue Cross and Blue
Shield of Minnesota (health care insurance),
February - July 2018
171 Trustee, BlueCross
BlueShield of Minnesota
since 2009 (Chair of the
Business Development
Committee, 2014-2017;
Chair of the Governance
Committee,  2017-2019);
former Member and Chair
of the Board, Minnesota
Sports Facilities Authority,
January 2017 – July
2017; Director, Robina
Foundation, 2009-2020
(Chair, 2014-2020)

TRUSTEES AND OFFICERS
(continued)
Strategic Beta ETFs | Annual Report 2021 39
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Pamela G. Carlton
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee
2007
President, Springboard- Partners in Cross
Cultural Leadership (consulting company)
since 2003; Managing Director of US Equity
Research, JP Morgan Chase, 1999-2003;
Director of US Equity Research, Chase Asset
Management, 1996- 1999; Co-Director Latin
America Research, 1993-1996, COO Global
Research, 1992-1996, Co-Director of US
Research, 1991-1992, Investment Banker,
Morgan Stanley, 1982-1991; Attorney, Cleary
Gottlieb Steen & Hamilton LLP, 1980-1982
171 Trustee, New York
Presbyterian Hospital
Board (Executive
Committee and Chair of
People Committee) since
1996; Director, DR Bank
(Audit Committee) since
2017; Director, Evercore
Inc. (Audit Committee,
Nominating and
Governance Committee)
since 2019
Janet Langford Carrig
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1957
Trustee
1996
Senior Vice President, General Counsel
and Corporate Secretary, ConocoPhillips
(independent energy company), September
2007-October 2018
169 Director, EQT Corporation
(natural gas producer)
since 2019; Director,
Whiting Petroleum
Corporation (independent
oil and gas company)
since 2020
J. Kevin Connaughton
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1964
Trustee
2020
(a)
Member, FINRA National Adjudicatory
Council since January 2020; Adjunct
Professor of Finance, Bentley University
since January 2018; Managing Director and
General Manager of Mutual Fund Products,
Columbia Management Investment Advisers,
LLC, May 2010-February 2015; President,
Columbia Funds, 2008-2015; and senior
officer of Columbia Funds and affiliated
funds, 2003-2015
169 Director, The Autism
Project since March
2015; former Member
of the Investment
Committee, St. Michael’s
College, November
2015-February 2020;
former Trustee, St.
Michael’s College,
June 2017-September
2019; former Trustee,
New Century Portfolios,
January 2015-December
2017
Olive M. Darragh
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1962
Trustee
2020
(a)
Managing Director of Darragh Inc. (strategy
and talent management consulting firm)
since 2010; Founder and CEO, Zolio,
Inc. (investment management talent
identification platform) since 2004; Partner,
Tudor Investments, 2004-2010; Senior
Partner, McKinsey & Company (consulting),
2001-2004
169 Former Director, University
of Edinburgh Business
School (Member of US
Board); former Director,
Boston Public Library
Foundation
Patricia M. Flynn
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1950
Trustee
2004
Trustee Professor of Economics and
Management, Bentley University since 1976
(also teaches and conducts research on
corporate governance); Dean, McCallum
Graduate School of Business, Bentley
University, 1992-2002
171 Trustee, MA Taxpayers
Foundation since 1997;
Board of Governors,
Innovation Institute, MA
Technology Collaborative
since 2010; Board
of Directors, The MA
Business Roundtable
2003-2019

TRUSTEES AND OFFICERS
(continued)
40 Strategic Beta ETFs | Annual Report 2021
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Brian J. Gallagher
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee
2017
Retired; Partner with Deloitte & Touche LLP
and its predecessors, 1977-2016
171 Trustee, Catholic Schools
Foundation since 2004
Douglas A. Hacker
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1955
Co-Chair since
2021; Chair of
CFST I and
CFVIT since
2014; Trustee of
CFST I and
CFVIT since
1996 and CFST,
CFST II, CFVST
II, CET I and
CET II since
2021
Independent business executive since May
2006; Executive Vice President – Strategy
of United Airlines, December 2002-May
2006; President of UAL Loyalty Services
(airline marketing company), September
2001-December 2002; Executive Vice
President and Chief Financial Officer of
United Airlines, July 1999-September 2001
169 Director, Spartan
Nash Company (food
distributor); Director,
Aircastle Limited (Chair of
Audit Committee) (aircraft
leasing); former Director,
Nash Finch Company
(food distributor), 2005-
2013; former Director,
SeaCube Container
Leasing Ltd. (container
leasing), 2010-2013; and
former Director, Travelport
Worldwide Limited (travel
information technology),
2014-2019
Nancy T. Lukitsh
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1956
Trustee
2011
Senior Vice President, Partner and Director
of Marketing, Wellington Management
Company, LLP (investment adviser), 1997-
2010; Chair, Wellington Management
Portfolios (commingled non-U.S. investment
pools), 2007 -2010; Director, Wellington
Trust Company, NA and other Wellington
affiliates, 1997-2010
169 None
David M. Moffett
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street,
Boston, MA 02210
1952
Trustee
2011
Retired; Consultant to Bridgewater and
Associates
169 Director, CSX Corporation
(transportation suppliers);
Director, Genworth
Financial, Inc. (financial
and insurance products
and services); Director,
PayPal Holdings Inc.
(payment and data
processing services);
Trustee, University of
Oklahoma Foundation;
former Director, eBay
Inc. (online trading
community), 2007-2015;
and former Director,
CIT Bank, CIT Group
Inc. (commercial and
consumer finance),
2010-2016

TRUSTEES AND OFFICERS
(continued)
Strategic Beta ETFs | Annual Report 2021 41
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Catherine James Paglia
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1952
Co-Chair since
2021; Chair of
CFST, CFST II,
CFVST II, CET I
and CET II since
2020; Trustee of
CFST, CFST II,
CFVST II, CET I
and CET II since
2004 and CFST I
and CFVIT since
2021
Director, Enterprise Asset Management, Inc.
(private real estate and asset management
company) since September 1998; Managing
Director and Partner, Interlaken Capital, Inc.,
1989-1997; Vice President, 1982-1985,
Principal, 1985-1987, Managing Director,
1987-1989, Morgan Stanley; Vice President,
Investment Banking, 1980-1982, Associate,
Investment Banking, Dean Witter Reynolds,
Inc., 1976-1980
171 Director, Valmont
Industries, Inc. (irrigation
systems manufacturer)
since 2012; Trustee,
Carleton College
(on the Investment
Committee); Trustee,
Carnegie Endowment
for International Peace
(on the Investment
Committee)
Anthony M. Santomero
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1946
Trustee
2008
Richard K. Mellon Professor Emeritus of
Finance, The Wharton School, University of
Pennsylvania, since 2002; Senior Advisor,
McKinsey & Company (consulting), 2006-
2008; President, Federal Reserve Bank
of Philadelphia, 2000-2006; Professor of
Finance, The Wharton School, University of
Pennsylvania, 1972-2002
171 Trustee, Penn Mutual Life
Insurance Company since
March 2008; Director,
RenaissanceRe Holdings
Ltd. since May 2008;
former Director, Citigroup
Inc. and Citibank, N.A.,
2009-2019; former
Trustee, BofA Funds
Series Trust (11 funds),
2008-2011
Minor M. Shaw
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1947
Trustee
2003
President, Micco LLC (private investments)
since 2011; President, Micco Corp. (family
investment business), 1998-2011
171 Director, BlueCross
BlueShield of South
Carolina (Chair
of Compensation
Committee) since
April 2008; Trustee,
Hollingsworth Funds
(on the Investment
Committee) since 2016
(previously Board Chair
from 2016-2019); Former
Advisory Board member,
Duke Energy Corp., 2016-
2020; Chair of the Duke
Endowment; Chair of
Greenville – Spartanburg
Airport Commission;
former Trustee, BofA
Funds Series Trust (11
funds), 2003-2011;
former Director, Piedmont
Natural Gas, 2004-2016;
former Director, National
Association of Corporate
Directors, Carolinas
Chapter, 2013-2018;
Chair of Daniel-Mickel
Foundation

TRUSTEES AND OFFICERS
(continued)
42 Strategic Beta ETFs | Annual Report 2021
* The term “Columbia Funds Complex” as used herein includes Columbia Seligman Premium Technology Growth Fund, Tri-Continental Corporation
and each series of Columbia Funds Series Trust (CFST), Columbia Funds Series Trust I (CFST I), Columbia Funds Series Trust II (CFST II), Columbia ETF
Trust I (CET I), Columbia ETF Trust II (CET II), Columbia Funds Variable Insurance Trust (CFVIT) and Columbia Funds Variable Series Trust II (CFVST II).
Messrs. Batejan, Beckman, Gallagher and Santomero and Mses. Blatz, Carlton, Flynn, Paglia, Shaw and Yeager serve as directors of Columbia Seligman
Premium Technology Growth Fund and Tri-Continental Corporation.
(a) J. Kevin Connaughton was appointed a consultant to the Independent Trustees of CFST I and CFVIT effective March 1, 2016. Natalie A. Trunow was appointed a consultant to the Independent Trustees of CFST I and CFVIT effective September 1, 2016. Olive M. Darragh was appointed a consultant to the Independent Trustees of CFST I and CFVIT effective June 10, 2019. Shareholders of the Funds elected Mr. Connaughton and Mses. Darragh and
Trunow as Trustees of CFST, CFST I, CFST II, CET I, CET II, and CFVST II effective January 1, 2021, and of CFVIT, effective July 1, 2020.
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Natalie A. Trunow
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1967
Trustee
2020
(a)
Chief Executive Officer, Millennial Portfolio
Solutions LLC (asset management and
consulting services) since January 2016;
Non-executive Member of the Investment
Committee, Sarona Asset Management
Inc. (private equity firm) since September
2019; Advisor, Horizon Investments (asset
management and consulting services)
since August 2018; Advisor, Paradigm
Asset Management since November 2016;
Director of Investments, Casey Family
Programs, April 2016-September 2016;
Senior Vice President and Chief Investment
Officer, Calvert Investments, August
2008 - January 2016; Section Head and
Portfolio Manager, General Motors Asset
Management, June 1997-August 2008
169 Director, Health Services
for Children with
Special Needs, Inc.;
Director, Consumer
Credit Counseling
Services (formerly
Guidewell Financial
Solutions); Independent
Director, Investment
Committee, Sarona Asset
Management
Sandra Yeager
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1964
Trustee
2017
Retired; President and founder, Hanoverian
Capital, LLC (SEC registered investment
advisor firm), 2008-2016; Managing Director,
DuPont Capital, 2006-2008; Managing
Director, Morgan Stanley Investment
Management, 2004-2006; Senior Vice
President, Alliance Bernstein, 1990-2004
171 Director, NAPE Education
Foundation, October
2016-October 2020

TRUSTEES AND OFFICERS
(continued)
Strategic Beta ETFs | Annual Report 2021 43
* Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the Investment Manager or Ameriprise Financial.
(a) Mr. Beckman serves as the President and Principal Executive Officer of the Columbia Funds (since 2021).
The Statement of Additional Information has additional information about the Funds’ Board members and is available without charge, upon request by calling 888.800.4347 or visiting columbiathreadneedleus.com/etfs.
Interested trustee affiliated with Investment Manager*
Name,
Address,
Year of Birth
Position Held
with the
Columbia Funds
and Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Daniel J. Beckman
c/o Columbia Management
Investment Advisers, LLC
290 Congress Street
Boston, MA 02210
1962
Trustee
November 2021
(a)
Vice President – Head of
North America Product,
Columbia Management
Investment Advisers, LLC
(since April 2015); officer
of Columbia Funds and
affiliated funds since 2020.
171
Director, Ameriprise Trust
Company, since October
2016; Director, Columbia
Management Investment
Distributors, Inc. since
November 2018

TRUSTEES AND OFFICERS
(continued)
44 Strategic Beta ETFs | Annual Report 2021
The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. The following table provides basic information about the
Officers of the Trusts as of the printing of this report, including principal occupations during the past five years, although their specific titles may have varied over the period. In addition to Mr. Beckman who is the President and Principal
Executive Officer, the Funds' other officers are:
Fund officers
Name, Address
and Year of Birth
Position and Year
First Appointed to
Position for any Fund
in the Columbia
Funds Complex
Predecessor Thereof Principal Occupation(s) During Past Five Years
Michael G. Clarke
290 Congress Street
Boston, MA 02210
1969
Chief Financial Officer
Principal Financial Officer
(2009) and Senior Vice
President (2019)
Vice President, Head of North American Operations, and Co-Head of Global
Operations, Columbia Management Investment Advisers, LLC, since June 2019
(previously Vice President – Accounting and Tax, May 2010 – May 2019); senior officer of Columbia Funds and affiliated funds since 2002.
Joseph Beranek
5890 Ameriprise Financial
Center
Minneapolis, MN 55474
1965
Treasurer and Chief
Accounting Officer
(Principal Accounting
Officer) (2019) and
Principal Financial Officer
(2020), CFST, CFST I,
CFST II, CFVIT and
CFVST II; Assistant
Treasurer, CET I and
CET II
Vice President – Mutual Fund Accounting and Financial Reporting, Columbia
Management Investment Advisers, LLC, since December 2018 and March 2017, respectively (previously Vice President – Pricing and Corporate Actions, May 2010 –
March 2017).
Marybeth Pilat
290 Congress Street
Boston, MA 02210
1968
Treasurer and Chief
Accounting Officer
(Principal Accounting
Officer) and Principal
Financial Officer (2020)
for CET I and CET II;
Assistant Treasurer,
CFST, CFST I, CFST II,
CFVIT and CFVST II
Vice President – Product Pricing and Administration, Columbia Management
Investment Advisers, LLC, since May 2017; Director - Fund Administration, Calvert
Investments, August 2015 – March 2017; Vice President - Fund Administration,
Legg Mason, May 2015 - July 2015; Vice President - Fund Administration, Columbia
Management Investment Advisers, LLC, May 2010 - April 2015.
William F. Truscott
290 Congress Street
Boston, MA 02210
1960
Senior Vice President
(2001)
Formerly, Trustee of Columbia Funds Complex until January 1, 2021; Chief Executive
Officer, Global Asset Management, Ameriprise Financial, Inc. since September
2012; Chairman of the Board and President, Columbia Management Investment
Advisers, LLC since July 2004 and February 2012, respectively; Chairman of the
Board and Chief Executive Officer, Columbia Management Investment Distributors,
Inc. since November 2008 and February 2012, respectively; Chairman of the Board and Director, Threadneedle Asset Management Holdings, Sàrl since March 2013 and December 2008, respectively; senior executive of various entities affiliated with
Columbia Threadneedle.
Christopher O. Petersen
5228 Ameriprise
Financial Center
Minneapolis, MN 55474
1970
Senior Vice President
and Assistant Secretary
(2021)
Formerly, Trustee of Columbia Funds Complex until November 22, 2021; Senior
Vice President and Assistant General Counsel, Ameriprise Financial, Inc. since
September 2021 (previously Vice President and Lead Chief Counsel, January 2015
- September 2021); President and Principal Executive Officer of the Columbia Funds
2015 - 2021; officer of Columbia Funds and affiliated funds since 2007.
Thomas P. McGuire
290 Congress Street
Boston, MA 02210
1972
Senior Vice President
and Chief Compliance
Officer (2012)
Vice President – Asset Management Compliance, Ameriprise Financial, Inc.,
since May 2010; Chief Compliance Officer, Columbia Acorn/Wanger Funds since
December 2015; Chief Compliance Officer, Ameriprise Certificate Company
September 2010 – September 2020.
Colin Moore
290 Congress Street
Boston, MA 02210
1958
Senior Vice President
(2010)
Executive Vice President and Global Chief Investment Officer, Ameriprise Financial,
Inc., since July 2013; Executive Vice President and Global Chief Investment Officer,
Columbia Management Investment Advisers, LLC since July 2013.
Ryan C. Larrenaga
290 Congress Street
Boston, MA 02210
1970
Senior Vice President
(2017), Chief Legal
Officer (2017) and
Secretary (2015)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since August 2018
(previously Vice President and Group Counsel, August 2011 - August 2018); Chief
Legal Officer, Columbia Acorn/Wanger Funds, since September 2020; officer of
Columbia Funds and affiliated funds since 2005.

TRUSTEES AND OFFICERS
(continued)
Strategic Beta ETFs | Annual Report 2021 45
Fund officers (continued)
Name, Address
and Year of Birth
Position and Year
First Appointed to
Position for any Fund
in the Columbia
Funds Complex
Predecessor Thereof Principal Occupation(s) During Past Five Years
Michael E. DeFao
290 Congress Street
Boston, MA 02210
1968
Vice President (2011)
and Assistant Secretary
(2010)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since May 2010; Vice
President, Chief Legal Officer and Assistant Secretary, Columbia Management
Investment Advisers, LLC since October 2021 (previously Vice President and
Assistant Secretary, May 2010 – September 2021).
Lyn Kephart-Strong
5228 Ameriprise Financial
Center
Minneapolis, MN 55474
1960
Vice President (2015) President, Columbia Management Investment Services Corp. since October 2014;
Vice President & Resolution Officer, Ameriprise Trust Company since August 2009.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
46 Strategic Beta ETFs | Annual Report 2021
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia Research Enhanced Core ETF and Columbia Research
Enhanced Value ETF (each, a Fund, and together, the Funds). Under an investment management services agreement (the
IMS Agreement), the Investment Manager provides investment advice and other services to the Funds and other funds in the Columbia Fund family (collectively, the Columbia Funds).
On an annual basis, the Funds' Board of Trustees (the Board), including the independent Board members (the
Independent Trustees), considers renewal of the IMS Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial
Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the
Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the IMS Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the
Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the IMS Agreement.
Among other things, the information and factors considered included the following:
Information on the investment performance of the Funds relative to the performance of a group of funds determined to be comparable to the Funds by Broadridge, as well as performance relative to benchmarks;
Information on the Funds’ management fees and total expenses, including information comparing the Funds’
expenses to those of a group of comparable funds, as determined by Broadridge;
Terms of the IMS Agreement;
Descriptions of various services performed by the Investment Manager under the IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
and
The profitability to the Investment Manager and its affiliates from their relationships with the Funds.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the renewal of the IMS Agreement.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
Strategic Beta ETFs | Annual Report 2021 47
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment
Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The
Board also took into account the broad scope of services provided by the Investment Manager to the Funds, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager's ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage the Columbia Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board's evaluation of the overall package of services provided by the Investment Manager, the
Board also considered the nature, quality and range of administrative services provided to the Funds by the Investment
Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the IMS Agreement, the Board also took into account the organization and strength of the Funds’ and their service providers’ compliance programs. The
Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement.
The addition, the Board discussed the acceptability of the terms of the IMS Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Columbia Funds under the Fund IMS Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Funds under the IMS Agreement supported the continuation of the IMS Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Funds, including detailed reports providing the results of analyses performed by the Investment Manager and Broadridge collectively showing, for various periods (including since manager inception): (i) the performance of the Funds, (ii) the performance of a benchmark index,
(iii) the percentage ranking of the Funds among their comparison groups, (iv) the Funds’ performance relative to peers and benchmarks, (v) the net assets of the Funds and (vi) index tracking error data of each Fund. The Board observed the
Fund’s tracking error versus its performance was within the range of management’s expectations.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Funds’ peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally, and the Investment
Manager’s willingness to take steps intended to improve each Fund’s performance. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Funds and the
Investment Manager, in light of other considerations, supported the continuation of the IMS Agreement.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
48 Strategic Beta ETFs | Annual Report 2021
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Funds
The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board considered the unified/all-inclusive fee structure utilized by each Fund, observing that many of the competitors of the
Funds have adopted similar unified/all-inclusive fee structures, as well as data showing the Funds’ contribution to the
Investment Manager’s profitability.
The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that each Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Funds, in light of other considerations, supported the continuation of the
IMS Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment
Manager providing management services to the Funds. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and
Ameriprise Financial from managing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment
Manager or its affiliates in connection with managing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the
Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Funds supported the continuation of the IMS
Agreement.
Economies of scale
The Board considered that the IMS Agreement provides for a unified fee level that does not include pre-established breakpoints, and management’s observation that the ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
Board reviewed all of the above considerations in reaching its decision to approve the continuation of the IMS Agreement.
In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the IMS
Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the IMS Agreement.

ADDITIONAL INFORMATION
Strategic Beta ETFs | Annual Report 2021 49
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the
Securities and Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORTs are available on the SEC’s website at sec.gov. Each Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling
888.800.4347.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/etfs or call 888.800.4347.
Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
ANN305_10_L01_(12/21)
CET001431
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/ etfs . Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not Federally Insured | No Financial Institution Guarantee | May Lose Value
STRATEGIC BETA ETFs
Annual Report
October 31, 2021
Columbia Short Duration Bond ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.
com/etfs), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future shareholder reports in paper free of charge. You can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account.

Strategic Beta ETFs | Annual Report 2021

Fund at a Glance 3
Understanding Your Fund’s Expenses 4
Portfolio of Investments 5
Statement of Assets and Liabilities 12
Statement of Operations 13
Statement of Changes in Net Assets 14
Financial Highlights 15
Notes to Financial Statements 16
Report of Independent Registered Public Accounting Firm 24
Trustees and Officers 25
Approval of Investment Management Services Agreement 33
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the Securities and
Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-PORT. The Fund’s Form N-PORTs are available on the SEC's website at sec.gov. The Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 888.800.4347.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/etfs or call 888.800.4347.
Premium/discount information for the Fund covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

FUND AT A GLANCE
Columbia Short Duration Bond ETF
Strategic Beta ETFs | Annual Report 2021 3
Portfolio management
Ronald Stahl, CFA
Lead Portfolio Manager
Managed Fund since September 2021
Gregory Liechty
Portfolio Manager
Managed Fund since September 2021
David Janssen, CFA
Portfolio Manager
Managed Fund since September 2021
Investment objective
The Fund seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta
Advantage® Short Term Bond Index.
Quality breakdown (%) (at October 31, 2021)
AAA rating 25.9
AA rating 2.2
A rating 1.3
BBB rating 40.2
BB rating 28.7
B rating 1.0
Not rated 0.7
Total 100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/
or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Portfolio breakdown (%) (at October 31, 2021 )
Asset-Backed Securities - Non-Agency 9.1
Commercial Mortgage-Backed Securities - Non-Agency 9.1
Corporate Bonds 50.5
Foreign Government Obligations 12.4
U.S. Government & Agency Obligations 9.1
Money Market Fund 9.8
Total Investments 100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
4 Strategic Beta ETFs | Annual Report 2021
As a shareholder of the Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended October 31, 2021.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
(a) Based on operations from September 21, 2021 (commencement of operations) through the stated period end.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
May 1, 2021 — October 31, 2021
Beginning account value
($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Short Duration Bond ETF 1,000.00 1,000.00 993.00
(a)
1,023.95 0.28
(a)
1.28 0.25
(a)

PORTFOLIO OF INVESTMENTS
October 31, 2021
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2021 5
Asset-Backed Securities - Non-Agency   10.0%
Issue
Description
Principal
Amount ($) Value ($)
AmeriCredit Automobile Receivables Trust
Class C, Series 2020-3, 1.060%,
08/18/26 100,000 99,874
Class A3, Series 2021-2, 0.340%,
12/18/26 100,000 99,420
BMW Vehicle Lease Trust
Class A4, Series 2021-1, 0.370%,
07/25/24 100,000 99,622
BMW Vehicle Owner Trust
Class A4, Series 2020-A, 0.620%,
04/26/27 100,000 99,809
Carmax Auto Owner Trust
Class C, Series 2018-4, 3.850%,
07/15/24 100,000 103,453
Class A3, Series 2021-1, 0.340%,
12/15/25 100,000 99,686
Exeter Automobile Receivables Trust
Class A3, Series 2021-2A, 0.300%,
10/15/24 100,000 99,928
Ford Credit Auto Owner Trust
Class B, Series 2020-C, 0.790%,
08/15/26 135,000 133,344
Ford Credit Floorplan Master Owner Trust A
Class A, Series 2018-2, 3.170%,
03/15/25 100,000 103,592
Class A1, Series 2020-1, 0.700%,
09/15/25 100,000 100,021
GM Financial Consumer Automobile Receivables
Trust
Class A3, Series 2021-2, 0.510%,
04/16/26 100,000 99,621
GM Financial Leasing Trust
Class A3, Series 2021-1, 0.260%,
02/20/24 50,000 49,923
Honda Auto Receivables Owner Trust
Class A4, Series 2020-3, 0.460%,
04/19/27 150,000 149,352
Hyundai Auto Receivables Trust
Class A4, Series 2020-C, 0.490%,
11/16/26 100,000 99,117
Santander Drive Auto Receivables Trust
Class D, Series 2021-1, 1.130%,
11/16/26 100,000 99,726
Class D, Series 2020-4, 1.480%,
01/15/27 100,000 100,760
Class C, Series 2021-2, 0.900%,
06/15/26 55,000 55,051
Toyota Auto Receivables Owner Trust
Class A3, Series 2020-D, 0.350%,
01/15/25 100,000 99,863
World Omni Auto Receivables Trust
Class A4, Series 2018-C, 3.270%,
09/16/24 100,000 102,030
World Omni Automobile Lease Securitization
Trust
Class A3, Series 2020-B, 0.450%,
02/15/24 100,000 99,910
Total Asset-Backed Securities - Non-
Agency
(Cost $2,005,468) 1,994,102
Commercial Mortgage-Backed Securities - Non-Agency   10.0%
Issue
Description
Principal
Amount ($) Value ($)
Bank
Class A2, Series 2019-BN16,
3.933%, 02/15/52 140,000 146,110
BBCMS Mortgage Trust
Class ASB, Series 2018-C2,
4.236%, 12/15/51 100,000 111,086
CD Mortgage Trust
Class ASB, Series 2017-CD6,
3.332%, 11/13/50 100,000 106,268
Citigroup Commercial Mortgage Trust
Class AS, Series 2015-GC27,
3.571%, 02/10/48 100,000 104,667
Class A4, Series 2015-GC31,
3.762%, 06/10/48 100,000 107,913
COMM Mortgage Trust
Class A4, Series 2014-UBS3,
3.819%, 06/10/47 100,000 106,095
Class D, Series 2015-CR26,
3.478%, 10/10/48
(a)
56,000 55,018
Class A5, Series 2013-CR8,
3.612%, 06/10/46
(a)
100,000 103,622
Class A4, Series 2013-CR10,
4.210%, 08/10/46
(a)
100,000 105,032
Class C, Series 2013-CR13,
4.882%, 11/10/46
(a)
100,000 105,739
GS Mortgage Securities Trust
Class A4, Series 2014-GC22,
3.587%, 06/10/47 100,000 103,919
JPMBB Commercial Mortgage Securities Trust
Class AS, Series 2016-C2, 3.484%,
06/15/49 100,000 103,767
Class A4, Series 2014-C22,
3.801%, 09/15/47 100,000 106,425
Class A4A1, Series 2014-C25,
3.408%, 11/15/47 89,499 93,655
Class A4, Series 2015-C27,
3.179%, 02/15/48 100,000 105,333
Class A3, Series 2015-C31,
3.801%, 08/15/48 99,587 106,813
Morgan Stanley Bank of America Merrill Lynch
Trust
Class ASB, Series 2017-C34,
3.354%, 11/15/52 100,000 106,378
Wells Fargo Commercial Mortgage Trust
Class A2, Series 2020-C56,
2.498%, 06/15/53 45,000 46,061
WFRBS Commercial Mortgage Trust
Class A5, Series 2014-C22,
3.752%, 09/15/57 150,000 159,193
Total Commercial Mortgage-Backed
Securities - Non-Agency
(Cost $2,008,567) 1,983,094
Corporate Bonds   55.5%
Principal
Amount ($) Value ($)
Aerospace & Defense 1.4%
Boeing Co. (The)
2.196%, 02/04/26 40,000 40,097
Howmet Aerospace, Inc.
6.875%, 05/01/25 60,000 69,575

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
6 Strategic Beta ETFs | Annual Report 2021
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
L3Harris Technologies, Inc.
4.400%, 06/15/28 40,000 45,603
Northrop Grumman Corp.
3.250%, 08/01/23 40,000 41,801
Raytheon Technologies Corp.
3.200%, 03/15/24 40,000 42,045
Teledyne Technologies, Inc.
1.600%, 04/01/26 40,000 39,930
Total 279,051
Airlines 1.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(b)
60,000 62,920
Delta Air Lines, Inc.
2.900%, 10/28/24 40,000 40,817
Southwest Airlines Co.
5.250%, 05/04/25 40,000 44,841
United Airlines, Inc.
4.375%, 04/15/26
(b)
60,000 62,126
Total 210,704
Automotive 3.1%
Ford Motor Co.
8.500%, 04/21/23 200,000 219,159
9.000%, 04/22/25 240,000 288,627
General Motors Co.
6.125%, 10/01/25 40,000 46,366
Goodyear Tire & Rubber Co. (The)
5.000%, 05/31/26 60,000 61,604
Total 615,756
Banking 5.0%
Ally Financial, Inc.
5.750%, 11/20/25 100,000 113,438
Bank of America Corp.
Series L, 3.950%, 04/21/25 200,000 216,063
Capital One Financial Corp.
4.200%, 10/29/25 40,000 43,766
CIT Group, Inc.
3.929%, (SOFRRATE + 3.827%),
06/19/24
(c)
80,000 83,248
Citigroup, Inc.
4.125%, 07/25/28 80,000 88,761
4.400%, 06/10/25 40,000 43,761
Fifth Third Bancorp
2.550%, 05/05/27 40,000 41,500
Goldman Sachs Group, Inc. (The)
5.950%, 01/15/27 180,000 214,446
Morgan Stanley
Series MTN, 4.100%, 05/22/23 60,000 63,055
Regions Financial Corp.
1.800%, 08/12/28 40,000 39,169
Santander Holdings USA, Inc.
4.500%, 07/17/25 40,000 43,784
Total 990,991
Brokerage/Asset Managers/Exchanges 0.5%
Jefferies Group LLC
5.125%, 01/20/23 100,000 105,271
Cable and Satellite 0.5%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.500%, 05/01/26
(b)
60,000 61,964
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Charter Communications Operating LLC / Charter Communications
Operating Capital
Series USD, 4.500%, 02/01/24 40,000 42,899
Total 104,863
Chemicals 0.6%
Celanese US Holdings LLC
4.625%, 11/15/22 40,000 41,586
DuPont de Nemours, Inc.
4.205%, 11/15/23 40,000 42,626
Nutrien Ltd.
3.375%, 03/15/25 40,000 42,515
Total 126,727
Construction Machinery 0.2%
CNH Industrial NV
4.500%, 08/15/23 40,000 42,504
Consumer Cyclical Services 0.5%
eBay, Inc.
1.400%, 05/10/26 40,000 39,641
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.250%, 04/15/24
(b)
60,000 63,835
Total 103,476
Consumer Products 0.2%
Clorox Co. (The)
3.100%, 10/01/27 40,000 42,797
Diversified Manufacturing 1.5%
Carrier Global Corp.
2.493%, 02/15/27 40,000 41,138
Ingersoll-Rand Global Holdings
3.750%, 08/21/28 40,000 44,113
Newell Brands, Inc.
4.700%, 04/01/26 60,000 65,724
Otis Worldwide Corp.
2.056%, 04/05/25 40,000 40,957
Parker-Hannifin Corp.
2.700%, 06/14/24 40,000 41,720
WESCO Distribution, Inc.
7.125%, 06/15/25
(b)
60,000 63,831
Total 297,483
Electric 2.0%
AES Corp. (The)
1.375%, 01/15/26 40,000 39,220
Duke Energy Corp.
3.750%, 04/15/24 40,000 42,397
FirstEnergy Transmission LLC
4.350%, 01/15/25
(b)
60,000 64,988
Interstate Power and Light Co.
3.250%, 12/01/24 40,000 42,370
NextEra Energy Capital Holdings, Inc.
2.750%, 05/01/25 40,000 41,954
3.550%, 05/01/27 40,000 43,376
Public Service Enterprise Group, Inc.
2.875%, 06/15/24 40,000 41,811
Southern Co. (The)
2.950%, 07/01/23 40,000 41,305
Xcel Energy, Inc.
3.300%, 06/01/25 40,000 42,491
Total 399,912
Environmental 0.2%
Republic Services, Inc.
2.900%, 07/01/26 40,000 42,200

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2021 7
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Finance Companies 1.6%
Air Lease Corp.
Series MTN, 2.875%, 01/15/26 80,000 82,611
Ares Capital Corp.
2.150%, 07/15/26 40,000 39,615
Navient Corp.
6.750%, 06/25/25 80,000 88,000
OneMain Finance Corp.
8.875%, 06/01/25 100,000 108,157
Total 318,383
Food and Beverage 1.8%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
3.650%, 02/01/26 40,000 43,475
Bunge Ltd. Finance Corp.
3.250%, 08/15/26 40,000 42,638
Campbell Soup Co.
3.950%, 03/15/25 40,000 43,273
General Mills, Inc.
4.000%, 04/17/25 40,000 43,485
Kellogg Co.
3.250%, 04/01/26 40,000 42,900
Keurig Dr Pepper, Inc.
0.750%, 03/15/24 40,000 39,841
Kraft Heinz Foods Co.
3.000%, 06/01/26 60,000 62,588
Sysco Corp.
3.300%, 07/15/26 40,000 42,835
Total 361,035
Foreign Agencies 6.3%
China Construction Bank Corp.
2.450%, (US 5 Year CMT T-Note +
2.150%), 06/24/30
(c)
200,000 200,991
CNAC HK Finbridge Co. Ltd.
3.375%, 06/19/24 200,000 208,466
DP World Salaam
6.000%, (US 5 Year CMT T-Note +
5.750%), 01/01/70
(c)
200,000 218,500
Ecopetrol SA
4.125%, 01/16/25 100,000 103,483
Petroleos Mexicanos
6.875%, 08/04/26 250,000 273,018
Southern Gas Corridor CJSC
Series REGS, 6.875%, 03/24/26 200,000 234,451
Total 1,238,909
Gaming 0.8%
GLP Capital LP / GLP Financing II, Inc.
5.375%, 04/15/26 40,000 45,148
Las Vegas Sands Corp.
3.500%, 08/18/26 40,000 40,904
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-
Issuer, Inc.
4.625%, 06/15/25
(b)
60,000 64,581
Total 150,633
Health Care 2.6%
Agilent Technologies, Inc.
3.875%, 07/15/23 40,000 41,847
AmerisourceBergen Corp.
3.450%, 12/15/27 40,000 43,133
Becton Dickinson and Co.
3.363%, 06/06/24 40,000 42,176
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Boston Scientific Corp.
3.450%, 03/01/24 40,000 42,173
Cardinal Health, Inc.
3.079%, 06/15/24 40,000 41,952
Cigna Corp.
4.125%, 11/15/25 40,000 44,002
CVS Health Corp.
3.700%, 03/09/23 60,000 62,344
HCA, Inc.
5.875%, 02/15/26 100,000 113,896
Quest Diagnostics, Inc.
3.500%, 03/30/25 40,000 42,659
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/25 40,000 42,619
Total 516,801
Healthcare Insurance 0.4%
Aetna, Inc.
2.750%, 11/15/22 40,000 40,695
Anthem, Inc.
4.101%, 03/01/28 40,000 44,954
Total 85,649
Healthcare REIT 0.9%
Diversified Healthcare Trust
9.750%, 06/15/25 80,000 86,902
Ventas Realty LP
4.125%, 01/15/26 40,000 43,787
Welltower, Inc.
4.250%, 04/15/28 40,000 45,199
Total 175,888
Home Construction 0.2%
Lennar Corp.
4.750%, 05/30/25 40,000 44,119
Independent Energy 2.7%
Apache Corp.
4.625%, 11/15/25 40,000 43,079
Canadian Natural Resources Ltd.
2.950%, 01/15/23 40,000 40,975
3.850%, 06/01/27 40,000 43,376
Continental Resources, Inc.
4.500%, 04/15/23 40,000 41,612
Endeavor Energy Resources LP / EER Finance, Inc.
6.625%, 07/15/25
(b)
40,000 42,183
EQT Corp.
6.625%, 02/01/25 40,000 45,009
Occidental Petroleum Corp.
3.500%, 06/15/25 140,000 144,608
Ovintiv Exploration, Inc.
5.625%, 07/01/24 40,000 44,017
Pioneer Natural Resources Co.
4.450%, 01/15/26 40,000 44,205
Southwestern Energy Co.
6.450%, 01/23/25 40,000 43,590
Total 532,654
Leisure 0.3%
Royal Caribbean Cruises Ltd.
10.875%, 06/01/23
(b)
60,000 67,170
Life Insurance 0.4%
Lincoln National Corp.
3.800%, 03/01/28 40,000 44,194
4.000%, 09/01/23 40,000 42,349
Total 86,543

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
8 Strategic Beta ETFs | Annual Report 2021
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Lodging 0.6%
Marriott International, Inc.
Series X, 4.000%, 04/15/28 60,000 65,687
Travel + Leisure Co.
6.625%, 07/31/26
(b)
40,000 44,655
Total 110,342
Media and Entertainment 0.9%
Discovery Communications LLC
3.950%, 03/20/28 40,000 44,050
Netflix, Inc.
3.625%, 06/15/25
(b)
40,000 42,539
Omnicom Group, Inc. / Omnicom Capital, Inc.
3.650%, 11/01/24 40,000 42,704
ViacomCBS, Inc.
4.000%, 01/15/26 40,000 43,602
Total 172,895
Metals and Mining 0.8%
Cleveland-Cliffs, Inc.
6.750%, 03/15/26
(b)
40,000 42,549
Freeport-McMoRan, Inc.
4.550%, 11/14/24 60,000 64,849
Nucor Corp.
2.000%, 06/01/25 40,000 40,799
Total 148,197
Midstream 3.0%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.500%, 05/20/25 60,000 65,130
Buckeye Partners LP
4.125%, 03/01/25
(b)
40,000 41,095
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/27 40,000 45,706
DCP Midstream Operating LP
5.375%, 07/15/25 40,000 44,333
Enbridge, Inc.
4.000%, 10/01/23 40,000 42,107
EnLink Midstream Partners LP
4.150%, 06/01/25 40,000 41,524
Enterprise Products Operating LLC
3.700%, 02/15/26 40,000 43,432
EQM Midstream Partners LP
4.000%, 08/01/24 40,000 41,528
MPLX LP
4.875%, 06/01/25 40,000 44,283
NuStar Logistics LP
6.000%, 06/01/26 40,000 42,663
Sabine Pass Liquefaction LLC
5.000%, 03/15/27 40,000 45,396
TransCanada PipeLines Ltd.
4.875%, 01/15/26 40,000 45,172
Williams Cos., Inc. (The)
3.750%, 06/15/27 40,000 43,549
Total 585,918
Natural Gas 0.4%
Sempra Energy
3.400%, 02/01/28 40,000 43,026
3.550%, 06/15/24 40,000 42,269
Total 85,295
Office REIT 0.4%
Alexandria Real Estate Equities, Inc.
3.950%, 01/15/27 40,000 44,160
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Columbia Property Trust Operating Partnership LP
3.650%, 08/15/26 40,000 42,143
Total 86,303
Other Financial Institutions 0.2%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.250%, 05/15/26 40,000 41,891
Other REIT 0.9%
Digital Realty Trust LP
4.450%, 07/15/28 40,000 45,660
iStar, Inc.
4.250%, 08/01/25 60,000 61,724
Service Properties Trust
7.500%, 09/15/25 60,000 66,358
Total 173,742
Packaging 0.6%
Ball Corp.
5.250%, 07/01/25 60,000 66,905
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, 02/01/26 40,000 41,255
Total 108,160
Pharmaceuticals 1.1%
AbbVie, Inc.
2.900%, 11/06/22 80,000 81,871
Amgen, Inc.
1.650%, 08/15/28 40,000 38,879
Gilead Sciences, Inc.
3.650%, 03/01/26 40,000 43,340
Zoetis, Inc.
4.500%, 11/13/25 40,000 44,589
Total 208,679
Property & Casualty 0.7%
American International Group, Inc.
4.125%, 02/15/24 40,000 42,826
Aon PLC
3.875%, 12/15/25 40,000 43,676
Assurant, Inc.
4.900%, 03/27/28 40,000 45,927
Total 132,429
Railroads 0.2%
CSX Corp.
3.800%, 03/01/28 40,000 44,404
Refining 0.4%
Phillips 66
3.900%, 03/15/28 40,000 44,125
Valero Energy Corp.
1.200%, 03/15/24 40,000 40,062
Total 84,187
Restaurants 0.2%
Starbucks Corp.
3.500%, 03/01/28 40,000 43,758
Retail REIT 0.5%
Kimco Realty Corp.
3.300%, 02/01/25 40,000 42,319
VEREIT Operating Partnership LP
4.875%, 06/01/26 40,000 45,216
Total 87,535
Retailers 1.7%
AutoNation, Inc.
3.800%, 11/15/27 40,000 43,394
Dollar Tree, Inc.
4.200%, 05/15/28 40,000 45,049

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2021 9
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Hanesbrands, Inc.
5.375%, 05/15/25
(b)
60,000 62,491
Macy's Retail Holdings LLC
2.875%, 02/15/23 40,000 40,467
O'Reilly Automotive, Inc.
3.850%, 06/15/23 40,000 41,726
QVC, Inc.
4.450%, 02/15/25 60,000 64,274
Ross Stores, Inc.
0.875%, 04/15/26 40,000 38,918
Total 336,319
Supermarkets 0.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons
LLC
7.500%, 03/15/26
(b)
60,000 64,646
Technology 4.3%
Avnet, Inc.
4.625%, 04/15/26 40,000 44,159
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.875%, 01/15/27 40,000 43,339
Dell International LLC / EMC Corp.
4.900%, 10/01/26 40,000 45,606
6.020%, 06/15/26 60,000 70,669
Equifax, Inc.
2.600%, 12/01/24 40,000 41,669
Fidelity National Information Services, Inc.
1.150%, 03/01/26 40,000 39,188
Fiserv, Inc.
3.200%, 07/01/26 40,000 42,508
Global Payments, Inc.
1.200%, 03/01/26 40,000 39,064
Hewlett Packard Enterprise Co.
4.450%, 10/02/23 40,000 42,539
IHS Markit Ltd.
5.000%, 11/01/22
(b)
60,000 61,888
Microchip Technology, Inc.
2.670%, 09/01/23 60,000 61,878
Oracle Corp.
2.500%, 04/01/25 40,000 41,489
Sensata Technologies BV
5.000%, 10/01/25
(b)
60,000 65,715
VMware, Inc.
3.900%, 08/21/27 40,000 43,874
Western Digital Corp.
4.750%, 02/15/26 60,000 65,919
Western Union Co. (The)
2.850%, 01/10/25 40,000 41,628
Xerox Corp.
4.375%, 03/15/23 60,000 61,957
Total 853,089
Tobacco 0.4%
Altria Group, Inc.
2.350%, 05/06/25 40,000 41,190
BAT Capital Corp.
3.557%, 08/15/27 40,000 42,321
Total 83,511
Transportation Services 0.2%
Ryder System, Inc.
Series MTN, 3.400%, 03/01/23 40,000 41,382
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Wireless 2.1%
American Tower Corp.
5.000%, 02/15/24 40,000 43,575
Rogers Communications, Inc.
4.100%, 10/01/23 40,000 42,162
Sprint Corp.
7.625%, 02/15/25 180,000 209,392
T-Mobile USA, Inc.
2.050%, 02/15/28 60,000 59,468
2.625%, 04/15/26 60,000 60,967
Total 415,564
Wirelines 0.8%
AT&T, Inc.
0.900%, 03/25/24 40,000 40,006
2.300%, 06/01/27 40,000 40,869
Lumen Technologies, Inc.
Series Y, 7.500%, 04/01/24 40,000 44,043
Verizon Communications, Inc.
2.100%, 03/22/28 40,000 40,125
Total 165,043
Total Corporate Bonds
(Cost $11,104,697) 11,012,808
Foreign Government Obligations
(d),(e)
  13.6%
Principal
Amount ($) Value ($)
Brazilian Government International Bond
2.875%, 06/06/25 300,000 300,059
Colombia Government International Bond
4.500%, 01/28/26 200,000 213,998
Dominican Republic International Bond
Series REGS, 5.500%, 01/27/25 200,000 217,413
Hungary Government International Bond
5.375%, 03/25/24 200,000 220,179
Indonesia Government International Bond
Series REGS, 4.750%, 01/08/26 200,000 225,289
Kazakhstan Government International Bond
Series REGS, 5.125%, 07/21/25 200,000 227,430
Mexico Government International Bond
4.125%, 01/21/26 200,000 220,557
Oman Government International Bond
Series REGS, 4.750%, 06/15/26 200,000 205,708
Perusahaan Penerbit SBSN Indonesia III
Series REGS, 4.350%, 09/10/24 200,000 218,213
Philippine Government International Bond
4.200%, 01/21/24 200,000 213,833
Republic of South Africa Government
International Bond
5.875%, 09/16/25 200,000 223,513
Russian Foreign Bond - Eurobond
Series REGS, 4.750%, 05/27/26 200,000 224,490
Total Foreign Government Obligations
(Cost $2,744,129) 2,710,682
U.S. Government & Agency Obligations   10.0%
Principal
Amount ($) Value ($)
Uniform Mortgage-Backed Security TBA 10.0%
1.500%, 11/15/36
(f)
574,000 577,363
2.000%, 11/15/36
(f)
957,000 981,860
2.500%, 11/15/36
(f)
300,000 311,631
3.000%, 11/15/36
(f)
78,000 81,754

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
10 Strategic Beta ETFs | Annual Report 2021
Notes to Portfolio of Investments
U.S. Government & Agency Obligations (continued)
Issue
Description
Principal
Amount ($) Value ($)
3.500%, 11/15/36
(f)
30,000 31,825
Total 1,984,433
Total U.S. Government & Agency
Obligations
(Cost $1,985,975) 1,984,433
Money Market Funds 10.8%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
0.030%
(g)
2,137,788 2,137,788
Total Money Market Funds
(Cost $2,137,788) 2,137,788
Total Investments in Securities
(Cost $21,986,624) 21,822,907
Other Assets & Liabilities, Net (1,964,605)
Net Assets 19,858,302
(a) Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2021.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2021, the total value of these securities amounted to $979,176, which represents 4.93% of total net assets.
(c) Variable rate security. The interest rate shown was the current rate as of October 31, 2021.
(d) Principal amounts are shown in United States Dollars unless otherwise noted.
(e) Principal and interest may not be guaranteed by a governmental entity.
(f) Represents a security purchased on a when-issued basis.
(g) The rate shown is the seven-day current annualized yield at October 31, 2021.
Abbreviation Legend
SOFR Secured Overnight Financing Rate
TBA To Be Announced
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2021 11
Fair Value Measurements (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2021:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency – 1,994,102 – 1,994,102
Commercial Mortgage-Backed Securities
- Non-Agency – 1,983,094 – 1,983,094
Corporate Bonds – 11,012,808 – 11,012,808
Foreign Government Obligations – 2,710,682 – 2,710,682
U.S. Government & Agency Obligations – 1,984,433 – 1,984,433
Money Market Funds 2,137,788 – – 2,137,788
Total Investments in Securities 2,137,788 19,685,119 – 21,822,907
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
12 Strategic Beta ETFs | Annual Report 2021
Assets
Investments in securities, at value
Unaffiliated issuers (cost $21,986,624) $21,822,907
Receivable for:
Interest 156,819
Dividends 1,362
Total assets 21,981,088
Liabilities
Payable for:
Investments purchased on a delayed delivery basis 1,985,974
Investments purchased 132,589
Investment management fees 4,223
Total liabilities 2,122,786
Net assets applicable to outstanding capital stock $19,858,302
Represented by:
Paid-in capital $20,001,000
Total distributable earnings (loss) (142,698)
Total - representing net assets applicable to outstanding capital stock $19,858,302
Shares outstanding 1,000,050
Net asset value per share $19.86

STATEMENT OF OPERATIONS
For the period from September 21, 2021 (commencement of operations) through October 31, 2021
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2021 13
Investment Income:
Interest $35,436
Dividends - unaffiliated issuers 1,367
Total income 36,803
Expenses:
Investment management fees 5,453
Net Investment Income 31,350
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers (10,331)
Net realized loss (10,331)
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers (163,717)
Net change in unrealized depreciation (163,717)
Net realized and unrealized loss (174,048)
Net Decrease in net assets resulting from operations $(142,698)

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
14 Strategic Beta ETFs | Annual Report 2021
Year Ended
October 31,
2021
(a)
Operations
Net investment income $31,350
Net realized loss (10,331)
Net change in unrealized depreciation (163,717)
Net decrease in net assets resulting from operations (142,698)
Decrease in net assets (142,698)
Net Assets:
Net assets beginning of period 20,001,000
Net assets at end of period $19,858,302
Capital stock activity
Shares outstanding, beginning of period 1,000,050
Shares outstanding, end of period 1,000,050
(a) Based on operations from September 21, 2021 (commencement of operations) through the stated period end.

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2021 15
The following table is intended to help you understand the Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year Ended
October 31,
2021
(a)
Per share data
Net asset value, beginning of
period
$20.00
Income (loss) from investment operations:
Net investment income 0.03
Net realized and unrealized loss (0.17)
Total from investment operations (0.14)
Net asset value, end of period $19.86
Total Return at NAV (0.70)%
Total Return at Market (0.70)%
Ratios to average net assets:
Total gross expenses
(b)
0.25%
(c)
Total net expenses
(b)(d)
0.25%
(c)
Net investment income 1.44%
(c)
Supplemental data
Net assets, end of
period
(in thousands) $19,858
Portfolio turnover 11%
(a) The Fund commenced operations on September 21, 2021. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) Annualized
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
October 31, 2021
16 Strategic Beta ETFs | Annual Report 2021
Note 1. Organization
Columbia Short Duration Bond ETF (the Fund), a series of Columbia ETF Trust I (the Trust), operates as a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares (without par value).
On September 17, 2021, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $1,000 of cash in the Fund, which represented the initial capital for the Fund at $20 per share. On September 20, 2021, Wells Fargo invested $9,941,146 of securities and
$10,058,854 of cash in the Fund at $20 per share. Shares of the Fund were first offered to the public on September 21,
2021.
These financial statements cover the period from September 21, 2021 (commencement of operations) through October
31, 2021.
Fund Shares
The market prices of the Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2021
Strategic Beta ETFs | Annual Report 2021 17
to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Asset – and mortgage- backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and a counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2021
18 Strategic Beta ETFs | Annual Report 2021
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-
issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the
Fund are charged to the Fund.
Determination of net asset value
The NAV per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern
Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, the Fund is treated as a separate entity. The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2021
Strategic Beta ETFs | Annual Report 2021 19
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Fund, if any; brokerage fees and commissions and any other portfolio transaction expenses; interest and fee expense related to the Fund’s participation in inverse floater structures; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to 0.25% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Fund. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The deferred amount is adjusted for market value changes and remains until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment
Manager.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2021
20 Strategic Beta ETFs | Annual Report 2021
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the
Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2021, these differences are primarily due to differing treatments for capital loss carryforwards and principal and/or interest of fixed income securities. To the extent these differences are permanent, reclassifications are made among the components of the Fund’s net assets.
Temporary differences do not require reclassifications. The following reclassifications were made:
For the year ended October 31, 2021, there were no distributions.
At October 31, 2021, the components of distributable earnings on a tax basis were as follows:
At October 31, 2021, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2021, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended October
31, 2021, capital loss carryforwards utilized, if any, were as follows:
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Undistributed
net investment
income ($)
Accumulated net
realized gain (loss) ($) Paid-in capital ($)
3,895 (3,895) -
Undistributed
ordinary income ($)
Undistributed long-term
capital gains ($)
Capital loss
carryforwards ($)
Net unrealized
depreciation ($)
35,245 - (10,397) (167,546)
Federal
tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
depreciation ($)
21,990,453 1,358 (168,904) (167,546)
No expiration
short-term ($)
No expiration long-term
($) Total ($) Utilized ($)
10,397 - 10,397 -

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2021
Strategic Beta ETFs | Annual Report 2021 21
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $12,136,337 and $2,180,252, respectively, for the year ended October 31, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Fund may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the year ended October 31, 2021, the cost basis of securities contributed was $9,941,146.
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the year ended October 31, 2021, the Fund did not have in-kind redemptions.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.
The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of
0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-
month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the year ended October 31, 2021.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-
yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-
rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2021
22 Strategic Beta ETFs | Annual Report 2021
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share.
In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Fund’s net asset value.
The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the
Fund.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2021
Strategic Beta ETFs | Annual Report 2021 23
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its tracking index. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of, its tracking index, regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from a tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.

24 Strategic Beta ETFs | Annual Report 2021
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Board of Trustees of Columbia ETF Trust I and Shareholders of Columbia Short Duration Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia
Short Duration Bond ETF (one of the funds constituting Columbia ETF Trust I, referred to hereafter as the "Fund") as of
October 31, 2021, and the related statements of operations and changes in net assets including the related notes, and the financial highlights for the period September 21, 2021 (commencement of operations) through October 31, 2021
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, and the results of its operations, changes in its net assets, and the financial highlights for the period September 21, 2021 (commencement of operations) through October
31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
December 21, 2021
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

TRUSTEES AND OFFICERS
Strategic Beta ETFs | Annual Report 2021 25
The Board oversees the Funds' operations and appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Funds' Trustees as of the printing of this report, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. The year set forth beneath Length of Service in the table below is the year in which the Trustee was first appointed or elected as Trustee to any Fund currently in the Columbia Funds Complex or a predecessor thereof. Under current Board policy, each Trustee generally serves until December 31 of the year such
Trustee turns seventy-five (75).
Independent trustees
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
George S. Batejan
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1953
Trustee
2017
Executive Vice President, Global Head of
Technology and Operations, Janus Capital
Group, Inc., 2010-2016
171 Former Chairman of the
Board, NICSA (National
Investment Company
Services Association)
(Executive Committee,
Nominating Committee
and Governance
Committee), 2014-2016;
former Director, Intech
Investment Management,
2011-2016; former Board
Member, Metro Denver
Chamber of Commerce,
2015-2016; former
Advisory Board Member,
University of Colorado
Business School,
2015-2018
Kathleen Blatz
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee
2006
Attorney, specializing in arbitration and
mediation; Chief Justice, Minnesota
Supreme Court, 1998-2006; Associate
Justice, Minnesota Supreme Court,
1996-1998; Fourth Judicial District Court
Judge, Hennepin County, 1994-1996;
Attorney in private practice and public
service, 1984-1993; State Representative,
Minnesota House of Representatives,
1979-1993, which included service on the
Tax and Financial Institutions and Insurance
Committees; Member and Interim Chair,
Minnesota Sports Facilities Authority,
January - July 2017; Interim President and
Chief Executive Officer, Blue Cross and Blue
Shield of Minnesota (health care insurance),
February - July 2018
171 Trustee, BlueCross
BlueShield of Minnesota
since 2009 (Chair of the
Business Development
Committee, 2014-2017;
Chair of the Governance
Committee,  2017-2019);
former Member and Chair
of the Board, Minnesota
Sports Facilities Authority,
January 2017 – July
2017; Director, Robina
Foundation, 2009-2020
(Chair, 2014-2020)

TRUSTEES AND OFFICERS
(continued)
26 Strategic Beta ETFs | Annual Report 2021
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Pamela G. Carlton
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee
2007
President, Springboard- Partners in Cross
Cultural Leadership (consulting company)
since 2003; Managing Director of US Equity
Research, JP Morgan Chase, 1999-2003;
Director of US Equity Research, Chase Asset
Management, 1996- 1999; Co-Director Latin
America Research, 1993-1996, COO Global
Research, 1992-1996, Co-Director of US
Research, 1991-1992, Investment Banker,
Morgan Stanley, 1982-1991; Attorney, Cleary
Gottlieb Steen & Hamilton LLP, 1980-1982
171 Trustee, New York
Presbyterian Hospital
Board (Executive
Committee and Chair of
People Committee) since
1996; Director, DR Bank
(Audit Committee) since
2017; Director, Evercore
Inc. (Audit Committee,
Nominating and
Governance Committee)
since 2019
Janet Langford Carrig
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1957
Trustee
1996
Senior Vice President, General Counsel
and Corporate Secretary, ConocoPhillips
(independent energy company), September
2007-October 2018
169 Director, EQT Corporation
(natural gas producer)
since 2019; Director,
Whiting Petroleum
Corporation (independent
oil and gas company)
since 2020
J. Kevin Connaughton
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1964
Trustee
2020
(a)
Member, FINRA National Adjudicatory
Council since January 2020; Adjunct
Professor of Finance, Bentley University
since January 2018; Managing Director and
General Manager of Mutual Fund Products,
Columbia Management Investment Advisers,
LLC, May 2010-February 2015; President,
Columbia Funds, 2008-2015; and senior
officer of Columbia Funds and affiliated
funds, 2003-2015
169 Director, The Autism
Project since March
2015; former Member
of the Investment
Committee, St. Michael’s
College, November
2015-February 2020;
former Trustee, St.
Michael’s College,
June 2017-September
2019; former Trustee,
New Century Portfolios,
January 2015-December
2017
Olive M. Darragh
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1962
Trustee
2020
(a)
Managing Director of Darragh Inc. (strategy
and talent management consulting firm)
since 2010; Founder and CEO, Zolio,
Inc. (investment management talent
identification platform) since 2004; Partner,
Tudor Investments, 2004-2010; Senior
Partner, McKinsey & Company (consulting),
2001-2004
169 Former Director, University
of Edinburgh Business
School (Member of US
Board); former Director,
Boston Public Library
Foundation
Patricia M. Flynn
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1950
Trustee
2004
Trustee Professor of Economics and
Management, Bentley University since 1976
(also teaches and conducts research on
corporate governance); Dean, McCallum
Graduate School of Business, Bentley
University, 1992-2002
171 Trustee, MA Taxpayers
Foundation since 1997;
Board of Governors,
Innovation Institute, MA
Technology Collaborative
since 2010; Board
of Directors, The MA
Business Roundtable
2003-2019

TRUSTEES AND OFFICERS
(continued)
Strategic Beta ETFs | Annual Report 2021 27
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Brian J. Gallagher
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee
2017
Retired; Partner with Deloitte & Touche LLP
and its predecessors, 1977-2016
171 Trustee, Catholic Schools
Foundation since 2004
Douglas A. Hacker
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1955
Co-Chair since
2021; Chair of
CFST I and
CFVIT since
2014; Trustee of
CFST I and
CFVIT since
1996 and CFST,
CFST II, CFVST
II, CET I and
CET II since
2021
Independent business executive since May
2006; Executive Vice President – Strategy
of United Airlines, December 2002-May
2006; President of UAL Loyalty Services
(airline marketing company), September
2001-December 2002; Executive Vice
President and Chief Financial Officer of
United Airlines, July 1999-September 2001
169 Director, Spartan
Nash Company (food
distributor); Director,
Aircastle Limited (Chair of
Audit Committee) (aircraft
leasing); former Director,
Nash Finch Company
(food distributor), 2005-
2013; former Director,
SeaCube Container
Leasing Ltd. (container
leasing), 2010-2013; and
former Director, Travelport
Worldwide Limited (travel
information technology),
2014-2019
Nancy T. Lukitsh
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1956
Trustee
2011
Senior Vice President, Partner and Director
of Marketing, Wellington Management
Company, LLP (investment adviser), 1997-
2010; Chair, Wellington Management
Portfolios (commingled non-U.S. investment
pools), 2007 -2010; Director, Wellington
Trust Company, NA and other Wellington
affiliates, 1997-2010
169 None
David M. Moffett
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street,
Boston, MA 02210
1952
Trustee
2011
Retired; Consultant to Bridgewater and
Associates
169 Director, CSX Corporation
(transportation suppliers);
Director, Genworth
Financial, Inc. (financial
and insurance products
and services); Director,
PayPal Holdings Inc.
(payment and data
processing services);
Trustee, University of
Oklahoma Foundation;
former Director, eBay
Inc. (online trading
community), 2007-2015;
and former Director,
CIT Bank, CIT Group
Inc. (commercial and
consumer finance),
2010-2016

TRUSTEES AND OFFICERS
(continued)
28 Strategic Beta ETFs | Annual Report 2021
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Catherine James Paglia
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1952
Co-Chair since
2021; Chair of
CFST, CFST II,
CFVST II, CET I
and CET II since
2020; Trustee of
CFST, CFST II,
CFVST II, CET I
and CET II since
2004 and CFST I
and CFVIT since
2021
Director, Enterprise Asset Management, Inc.
(private real estate and asset management
company) since September 1998; Managing
Director and Partner, Interlaken Capital, Inc.,
1989-1997; Vice President, 1982-1985,
Principal, 1985-1987, Managing Director,
1987-1989, Morgan Stanley; Vice President,
Investment Banking, 1980-1982, Associate,
Investment Banking, Dean Witter Reynolds,
Inc., 1976-1980
171 Director, Valmont
Industries, Inc. (irrigation
systems manufacturer)
since 2012; Trustee,
Carleton College
(on the Investment
Committee); Trustee,
Carnegie Endowment
for International Peace
(on the Investment
Committee)
Anthony M. Santomero
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1946
Trustee
2008
Richard K. Mellon Professor Emeritus of
Finance, The Wharton School, University of
Pennsylvania, since 2002; Senior Advisor,
McKinsey & Company (consulting), 2006-
2008; President, Federal Reserve Bank
of Philadelphia, 2000-2006; Professor of
Finance, The Wharton School, University of
Pennsylvania, 1972-2002
171 Trustee, Penn Mutual Life
Insurance Company since
March 2008; Director,
RenaissanceRe Holdings
Ltd. since May 2008;
former Director, Citigroup
Inc. and Citibank, N.A.,
2009-2019; former
Trustee, BofA Funds
Series Trust (11 funds),
2008-2011
Minor M. Shaw
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1947
Trustee
2003
President, Micco LLC (private investments)
since 2011; President, Micco Corp. (family
investment business), 1998-2011
171 Director, BlueCross
BlueShield of South
Carolina (Chair
of Compensation
Committee) since
April 2008; Trustee,
Hollingsworth Funds
(on the Investment
Committee) since 2016
(previously Board Chair
from 2016-2019); Former
Advisory Board member,
Duke Energy Corp., 2016-
2020; Chair of the Duke
Endowment; Chair of
Greenville – Spartanburg
Airport Commission;
former Trustee, BofA
Funds Series Trust (11
funds), 2003-2011;
former Director, Piedmont
Natural Gas, 2004-2016;
former Director, National
Association of Corporate
Directors, Carolinas
Chapter, 2013-2018;
Chair of Daniel-Mickel
Foundation

TRUSTEES AND OFFICERS
(continued)
Strategic Beta ETFs | Annual Report 2021 29
* The term “Columbia Funds Complex” as used herein includes Columbia Seligman Premium Technology Growth Fund, Tri-Continental Corporation
and each series of Columbia Funds Series Trust (CFST), Columbia Funds Series Trust I (CFST I), Columbia Funds Series Trust II (CFST II), Columbia ETF
Trust I (CET I), Columbia ETF Trust II (CET II), Columbia Funds Variable Insurance Trust (CFVIT) and Columbia Funds Variable Series Trust II (CFVST II).
Messrs. Batejan, Beckman, Gallagher and Santomero and Mses. Blatz, Carlton, Flynn, Paglia, Shaw and Yeager serve as directors of Columbia Seligman
Premium Technology Growth Fund and Tri-Continental Corporation.
(a) J. Kevin Connaughton was appointed a consultant to the Independent Trustees of CFST I and CFVIT effective March 1, 2016. Natalie A. Trunow was appointed a consultant to the Independent Trustees of CFST I and CFVIT effective September 1, 2016. Olive M. Darragh was appointed a consultant to the Independent Trustees of CFST I and CFVIT effective June 10, 2019. Shareholders of the Funds elected Mr. Connaughton and Mses. Darragh and
Trunow as Trustees of CFST, CFST I, CFST II, CET I, CET II, and CFVST II effective January 1, 2021, and of CFVIT, effective July 1, 2020.
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Natalie A. Trunow
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1967
Trustee
2020
(a)
Chief Executive Officer, Millennial Portfolio
Solutions LLC (asset management and
consulting services) since January 2016;
Non-executive Member of the Investment
Committee, Sarona Asset Management
Inc. (private equity firm) since September
2019; Advisor, Horizon Investments (asset
management and consulting services)
since August 2018; Advisor, Paradigm
Asset Management since November 2016;
Director of Investments, Casey Family
Programs, April 2016-September 2016;
Senior Vice President and Chief Investment
Officer, Calvert Investments, August
2008 - January 2016; Section Head and
Portfolio Manager, General Motors Asset
Management, June 1997-August 2008
169 Director, Health Services
for Children with
Special Needs, Inc.;
Director, Consumer
Credit Counseling
Services (formerly
Guidewell Financial
Solutions); Independent
Director, Investment
Committee, Sarona Asset
Management
Sandra Yeager
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1964
Trustee
2017
Retired; President and founder, Hanoverian
Capital, LLC (SEC registered investment
advisor firm), 2008-2016; Managing Director,
DuPont Capital, 2006-2008; Managing
Director, Morgan Stanley Investment
Management, 2004-2006; Senior Vice
President, Alliance Bernstein, 1990-2004
171 Director, NAPE Education
Foundation, October
2016-October 2020

TRUSTEES AND OFFICERS
(continued)
30 Strategic Beta ETFs | Annual Report 2021
* Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the Investment Manager or Ameriprise Financial.
(a) Mr. Beckman serves as the President and Principal Executive Officer of the Columbia Funds (since 2021).
The Statement of Additional Information has additional information about the Funds’ Board members and is available without charge, upon request by calling 888.800.4347 or visiting columbiathreadneedleus.com/etfs.
Interested trustee affiliated with Investment Manager*
Name,
Address,
Year of Birth
Position Held
with the
Columbia Funds
and Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Daniel J. Beckman
c/o Columbia Management
Investment Advisers, LLC
290 Congress Street
Boston, MA 02210
1962
Trustee
November 2021
(a)
Vice President – Head of
North America Product,
Columbia Management
Investment Advisers, LLC
(since April 2015); officer
of Columbia Funds and
affiliated funds since 2020.
171
Director, Ameriprise Trust
Company, since October
2016; Director, Columbia
Management Investment
Distributors, Inc. since
November 2018

TRUSTEES AND OFFICERS
(continued)
Strategic Beta ETFs | Annual Report 2021 31
The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. The following table provides basic information about the
Officers of the Trusts as of the printing of this report, including principal occupations during the past five years, although their specific titles may have varied over the period. In addition to Mr. Beckman who is the President and Principal
Executive Officer, the Funds' other officers are:
Fund officers
Name, Address
and Year of Birth
Position and Year
First Appointed to
Position for any Fund
in the Columbia
Funds Complex
Predecessor Thereof Principal Occupation(s) During Past Five Years
Michael G. Clarke
290 Congress Street
Boston, MA 02210
1969
Chief Financial Officer
Principal Financial Officer
(2009) and Senior Vice
President (2019)
Vice President, Head of North American Operations, and Co-Head of Global
Operations, Columbia Management Investment Advisers, LLC, since June 2019
(previously Vice President – Accounting and Tax, May 2010 – May 2019); senior officer of Columbia Funds and affiliated funds since 2002.
Joseph Beranek
5890 Ameriprise Financial
Center
Minneapolis, MN 55474
1965
Treasurer and Chief
Accounting Officer
(Principal Accounting
Officer) (2019) and
Principal Financial Officer
(2020), CFST, CFST I,
CFST II, CFVIT and
CFVST II; Assistant
Treasurer, CET I and
CET II
Vice President – Mutual Fund Accounting and Financial Reporting, Columbia
Management Investment Advisers, LLC, since December 2018 and March 2017, respectively (previously Vice President – Pricing and Corporate Actions, May 2010 –
March 2017).
Marybeth Pilat
290 Congress Street
Boston, MA 02210
1968
Treasurer and Chief
Accounting Officer
(Principal Accounting
Officer) and Principal
Financial Officer (2020)
for CET I and CET II;
Assistant Treasurer,
CFST, CFST I, CFST II,
CFVIT and CFVST II
Vice President – Product Pricing and Administration, Columbia Management
Investment Advisers, LLC, since May 2017; Director - Fund Administration, Calvert
Investments, August 2015 – March 2017; Vice President - Fund Administration,
Legg Mason, May 2015 - July 2015; Vice President - Fund Administration, Columbia
Management Investment Advisers, LLC, May 2010 - April 2015.
William F. Truscott
290 Congress Street
Boston, MA 02210
1960
Senior Vice President
(2001)
Formerly, Trustee of Columbia Funds Complex until January 1, 2021; Chief Executive
Officer, Global Asset Management, Ameriprise Financial, Inc. since September
2012; Chairman of the Board and President, Columbia Management Investment
Advisers, LLC since July 2004 and February 2012, respectively; Chairman of the
Board and Chief Executive Officer, Columbia Management Investment Distributors,
Inc. since November 2008 and February 2012, respectively; Chairman of the Board and Director, Threadneedle Asset Management Holdings, Sàrl since March 2013 and December 2008, respectively; senior executive of various entities affiliated with
Columbia Threadneedle.
Christopher O. Petersen
5228 Ameriprise
Financial Center
Minneapolis, MN 55474
1970
Senior Vice President
and Assistant Secretary
(2021)
Formerly, Trustee of Columbia Funds Complex until November 22, 2021; Senior
Vice President and Assistant General Counsel, Ameriprise Financial, Inc. since
September 2021 (previously Vice President and Lead Chief Counsel, January 2015
- September 2021); President and Principal Executive Officer of the Columbia Funds
2015 - 2021; officer of Columbia Funds and affiliated funds since 2007.
Thomas P. McGuire
290 Congress Street
Boston, MA 02210
1972
Senior Vice President
and Chief Compliance
Officer (2012)
Vice President – Asset Management Compliance, Ameriprise Financial, Inc.,
since May 2010; Chief Compliance Officer, Columbia Acorn/Wanger Funds since
December 2015; Chief Compliance Officer, Ameriprise Certificate Company
September 2010 – September 2020.
Colin Moore
290 Congress Street
Boston, MA 02210
1958
Senior Vice President
(2010)
Executive Vice President and Global Chief Investment Officer, Ameriprise Financial,
Inc., since July 2013; Executive Vice President and Global Chief Investment Officer,
Columbia Management Investment Advisers, LLC since July 2013.
Ryan C. Larrenaga
290 Congress Street
Boston, MA 02210
1970
Senior Vice President
(2017), Chief Legal
Officer (2017) and
Secretary (2015)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since August 2018
(previously Vice President and Group Counsel, August 2011 - August 2018); Chief
Legal Officer, Columbia Acorn/Wanger Funds, since September 2020; officer of
Columbia Funds and affiliated funds since 2005.

TRUSTEES AND OFFICERS
(continued)
32 Strategic Beta ETFs | Annual Report 2021
Fund officers (continued)
Name, Address
and Year of Birth
Position and Year
First Appointed to
Position for any Fund
in the Columbia
Funds Complex
Predecessor Thereof Principal Occupation(s) During Past Five Years
Michael E. DeFao
290 Congress Street
Boston, MA 02210
1968
Vice President (2011)
and Assistant Secretary
(2010)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since May 2010; Vice
President, Chief Legal Officer and Assistant Secretary, Columbia Management
Investment Advisers, LLC since October 2021 (previously Vice President and
Assistant Secretary, May 2010 – September 2021).
Lyn Kephart-Strong
5228 Ameriprise Financial
Center
Minneapolis, MN 55474
1960
Vice President (2015) President, Columbia Management Investment Services Corp. since October 2014;
Vice President & Resolution Officer, Ameriprise Trust Company since August 2009.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
Strategic Beta ETFs | Annual Report 2021 33
On September 16, 2021, the Board of Trustees (the Board) and the independent Board members (the Independent
Trustees) of Columbia ETF Trust I (the Trust) unanimously approved, for an initial two-year term, the investment management services agreement (the IMS Agreement) with Columbia Management Investment Advisers, LLC (the
Investment Manager) with respect to Columbia Short Duration Bond ETF (the Fund), a series of the Trust. As detailed below, the Board and the Board’s Contracts Committee (the Committee) met to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the IMS Agreement.
In connection with their deliberations regarding the proposed IMS Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the IMS Agreement, and discussed these materials, as well as other materials provided by the Investment Manager in connection with the Board’s most recent annual approval of the continuation of the investment management services agreements with respect to other series of the Trust, with representatives of the Investment Manager at the Committee and Board meetings held in November and
December 2020 and March, April and June 2021. The Committee and the Board also consulted with the Independent
Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations.
The Board considered its discussion relating to the renewal of advisory agreements with respect to other series of the
Trust and, in that connection, the discussion by independent legal counsel of the factors that should be considered in determining whether to approve or renew an investment management agreement. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the IMS Agreement. Among other things, the information and factors considered included the following:
Information on the Fund’s proposed management fees and anticipated total expenses;
Terms of the IMS Agreement;
Descriptions of various services performed by the Investment Manager under the IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
and
The expected profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the IMS Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment
Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager to the Columbia Funds. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment
Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager's ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
34 Strategic Beta ETFs | Annual Report 2021
investment personnel. The Board also observed that the Investment Manager has been able to effectively manage the
Columbia Funds through the COVID-19 pandemic period with no disruptions in services provided.
The Board also considered the oversight of the administrative and transfer agency services to be provided by The Bank of New York Mellon (BNYM). The Board observed that the Investment Manager currently oversees the relationship with
BNYM, as BNYM also provides administrative and transfer agency services to certain existing Funds under substantially identical agreements. In evaluating the quality of services to be provided under the IMS Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the IMS Agreement, including the relatively broad scope of services required to be performed, as well as each of the other proposed agreements and plans for the Fund. The
Board observed that the proposed agreements and plans were substantively identical to the form of existing agreements and plans with respect to other series of the Trust discussed at its June meeting. The Board also noted the wide array of legal and compliance services provided by the Investment Manager to such series.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services to be provided to the
Fund under the IMS Agreement supported the approval of the IMS Agreement.
Investment performance
Because the Fund had not yet commenced operations, the Board did not have investment performance to compare to the returns of a group of comparable funds. In connection with its next review and consideration of the continuation of the IMS Agreement, the Board expects to consider the overall investment performance of the Fund in relation to the annualized return for various time periods of both a group of comparable funds, as determined by the independent third-
party data provider, and a benchmark.
The Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Investment Manager, in light of other considerations, supported the approval of the IMS Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board considered the proposed unified/all-inclusive fee structure to be utilized by the Fund, observing that many of the competitors of the Fund have adopted similar unified/all-inclusive fee structures. The Board accorded particular weight to the notion that a primary objective of the proposed level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Columbia Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the proposed levels of management fees and expenses of the Fund, in light of other considerations, supported the approval of the IMS Agreement.
The Board considered the expected profitability of the Investment Manager in connection with the Investment Manager providing management services to the Fund. The Board also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers and overall reputational advantages. They noted

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
Strategic Beta ETFs | Annual Report 2021 35
that the fees to be paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.
Economies of scale
The Board considered that the proposed IMS Agreement provides for a unified fee level that does not include pre-
established breakpoints, and management’s observation that the ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the IMS Agreement. In reaching its conclusions, no single factor was determinative.
On September 16, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the
IMS Agreement were fair and reasonable in light of the extent and quality of services provided and approved the IMS
Agreement.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
ANN314_10_L01_(12/21)
CET001432
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Item 2. Code of Ethics.

(a)The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)During the period covered by this report, there were not any amendments to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item.

(c)During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party that relates to one or more of the items set forth in paragraph (b) of this Item.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that David M. Moffett, Brian J. Gallagher, J. Kevin Connaughton and Sandra L. Yeager, each of whom are members of the registrant's Board of Trustees and Audit Committee, each qualify as an audit committee financial expert. Mr. Moffett, Mr. Gallagher, Mr. Connaughton, and Ms. Yeager are each independent trustees, as defined in paragraph (a)(2) of this item's instructions.

Item 4. Principal Accountant Fees and Services.

Fee information below is disclosed for the seven series of the registrant whose reports to stockholders are included in this annual filing.

(a)Audit Fees. Aggregate Audit Fees billed by the principal accountant for professional services rendered during the fiscal years ended October 31, 2021 and October 31, 2020 are approximately as follows:

20212020

$94,300    $93,000

Audit Fees include amounts related to the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)Audit-Related Fees. Aggregate Audit-Related Fees billed to the registrant by the principal accountant for professional services rendered during the fiscal years ended October 31, 2021 and October 31, 2020 are approximately as follows:

2021	2020
$12,400	$0

Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported in Audit Fees above.

During the fiscal years ended October 31, 2021 and October 31, 2020, there were no Audit-Related Fees billed by the registrant's principal accountant to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(c)Tax Fees. Aggregate Tax Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended October 31, 2021 and October 31, 2020 are approximately as follows:

2021	2020
$0	$0

Tax Fees, if any, include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning.

During the fiscal years ended October 31, 2021 and October 31, 2020, there were no Tax Fees billed by the registrant's principal accountant to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(d)All Other Fees. Aggregate All Other Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended October 31,

2021 and October 31, 2020 are approximately as follows:

2021	2020
$0	$0

All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.

During the fiscal years ended October 31, 2021 and October 31, 2020, there were no Aggregate All Other Fees billed by the registrant's principal accountant to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee is required to pre-approve the engagement of the registrant's independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the "Adviser") or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a "Control Affiliate") if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the "Policy"). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant's independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant ("Fund Services"); (ii) non-audit services to the registrant's Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund ("Fund-related Adviser Services"); and (iii) certain other audit and non-audit services to the registrant's Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund's independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC's rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre- designated member or members who are independent board members. The member(s) to whom such authority is delegated must report, for informational purposes only, any pre- approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund's Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre- approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service. The pre- approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations. This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund's Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

*****

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)Not applicable.

(g)The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended October 31, 2021 and October 31, 2020 are approximately as follows:

2021	2020
$12,400	$0

(h)The registrant's Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

(a)The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. The Board's independent

Trustees, David M. Moffett, Brian J. Gallagher, J. Kevin Connaughton, and Sandra L. Yeager are all members of the Audit Committee.

(b)Not Applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal controls over financial reporting that occurred during the period covered by this report that has materially affected,

or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)	Columbia ETF Trust I
By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	December 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman President and Principal Executive Officer
Date	December 21, 2021
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Principal Financial Officer
and Senior Vice President
Date	December 21, 2021
By (Signature and Title)	/s/ Marybeth Pilat
Marybeth Pilat, Treasurer, Chief Accounting Officer and Principal
Financial Officer
Date	December 21, 2021